As filed with the Securities and Exchange Commission on February 13, 2008



                                        Securities Act File No. 333-48456
                                Investment Company Act File No. 811-10183
  ---------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

                             Pre-Effective Amendment No.


                            Post-Effective Amendment No.   29             X



                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940 X


                                Amendment No. 31


                           MET INVESTORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                                  5 Park Plaza
                                   Suite 1900
                            Irvine, California 92614
                          ------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (800) 848-3854
           ------------------------------------------------------------------

                               Elizabeth M. Forget
                             -------------------------
                                    President
                           Met Investors Series Trust
               5 Park Plaza, Suite 1900, Irvine, California 92614
     --------------------------------------------------------------------
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                                   Copies to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                     1666 K St., N.W. Washington, D.C. 20006
               ------------------------------------------------------

            It is proposed that this filing will become effective:
__          immediately upon filing pursuant to paragraph (b)
__          on ____________ pursuant to paragraph (b)
__          60 days after filing pursuant to paragraph (a)(1)
__          on ____________ pursuant to paragraph (a)(1)
__          75 days after filing pursuant to paragraph (a)(2)
__          on _____ pursuant to paragraph (a)(2) of Rule 485
__          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



-----------------------------------------


The Registrant hereby declares its intention to register an indefinite number of shares of Rainier Large Cap Equityits Met/Franklin Income Portfolio,
Met/Franklin Mutual Shares Portfolio, Met/Templeton Growth Portfolio, Met/Franklin Templeton Founding Strategy Portfolio, American Funds Global Small Capitalization Portfolio, American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio and American Funds Moderate Allocation Portfolio. The Registrant has previously filed a declaration of indefinite registration of shares of beneficial interest of its Lord Abbett Bond Debenture Portfolio, Lord Abbett Mid-Cap Value Portfolio, Lord Abbett Growth and Income Portfolio, PIMCO Total Return Portfolio, PIMCO Innovation Portfolio (currently known as RCM Technology Portfolio), Oppenheimer Capital Appreciation Portfolio, MFS Mid-Cap Growth Portfolio (currently known as T. Rowe Price Mid-Cap Growth Portfolio), MFS Research International Portfolio, Janus Aggressive Growth Portfolio (currently known as Legg Mason Aggressive Partners Growth Portfolio), Met/AIM Small-Cap Growth Portfolio, State Street Concentrated International Portfolio (currently known as Harris Oakmark International Portfolio), Third Avenue Small-Cap Value Portfolio, PIMCO Inflation Protected Bond Portfolio, Met/American Growth Portfolio (currently known as American Funds Growth Portfolio), Met/American International Portfolio (currently known as American Funds International Portfolio), Met/American Growth-Income Portfolio (currently known as American Funds Growth-Income Portfolio), Met/American Bond Portfolio (currently known as American Funds Bond Portfolio), Neuberger Berman Real Estate Portfolio (currently known as Clarion Global Real Estate Portfolio), Turner Mid-Cap Growth Portfolio, Goldman Sachs Mid-Cap Value Portfolio, MetLife
Defensive  Strategy  Portfolio,  MetLife Moderate  Strategy  Portfolio,  MetLife
Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio, MetLife Aggressive Strategy Portfolio, Van Kampen Comstock Portfolio, Lord Abbett Growth Opportunities Portfolio (currently known as Van Kampen Mid-Cap Growth Portfolio), Cyclical Growth and Income ETF Portfolio, Cyclical Growth ETF Portfolio, Strategic Conservative Growth Portfolio, Strategic Growth Portfolio, Strategic Growth and Income Portfolio, Legg Mason Value Equity Portfolio, Met/AIM Capital Appreciation Portfolio, Batterymarch Growth and Income Portfolio, Batterymarch Mid-Cap Stock Portfolio, Federated High Yield Portfolio (currently known as BlackRock High Yield Portfolio), Loomis Sayles Global Markets Portfolio, Princeton Large-Cap Core Portfolio (currently known as BlackRock Large-Cap Core Portfolio), MFS Emerging Markets Equity Portfolio, MFS Value Portfolio, Pioneer Fund Portfolio, Pioneer Strategic Income Portfolio, Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio (currently known as Janus Forty Portfolio), Legg Mason Partners Managed Assets Portfolio and Rainier Large Cap Equity Portfolio.


This filing incorporates by reference the information contained in Post-Effective Amendment No. 18 to its registration statement as filed with the Securities and Exchange Commission on May 3, 2005 (with regard to the Met/American Growth Portfolio, Met/American International Portfolio, Met/American Growth-Income Portfolio and Met/American Bond Portfolio) as Accession #0000908737-05-000315.


This filing incorporates by reference the information contained in Post-Effective Amendment No. 28 to its registration statement as filed with the Securities and Exchange Commission on August 16, 2007 as Accession # 0000908737-07-000305.

This filing incorporates by reference the information contained in Post-Effective Amendment No. 27 to its registration statement as filed with the Securities and Exchange Commission on April 30, 2007 as Accession # 0001193125-07-094630.

                                  MET INVESTORS
                              S E R I E S T R U S T





                          Met/Franklin Income Portfolio

                      Met/Franklin Mutual Shares Portfolio

                         Met/Templeton Growth Portfolio

               Met/Franklin Templeton Founding Strategy Portfolio



                     Class A, Class B, Class C and Class E Shares




                                   PROSPECTUS

                                 April 28, 2008







         Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has
         the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the
                         contrary is a criminal offense.

                                TABLE OF CONTENTS



                                                              Page

INTRODUCTION                                                    3

      Understanding the Trust                                   3

      Understanding the Portfolios                              3

THE PORTFOLIOS                                                  6

   INVESTMENT SUMMARY                                           8

      Met/Franklin Income Portfolio                             8

      Met/Franklin Mutual Shares Portfolio                      12

      Met/Templeton Growth Portfolio                            17

      Met/Franklin Templeton Founding Strategy Portfolio        21


   PRIMARY RISKS OF INVESTING IN THE PORTFOLIOS                 27

   ADDITIONAL INVESTMENT STRATEGIES                             31

   MANAGEMENT                                                   38

      The Manager                                               38

      The Advisers                                              41

      Distribution Plans                                        45

YOUR INVESTMENT                                                 47

      Shareholder Information                                   47

      Dividends, Distributions and Taxes                        47

      Sales and Purchases of Shares                             49


FOR MORE INFORMATION                                          Back Cover

INTRODUCTION
------------

         Understanding the Trust

         Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of fifty-two managed investment portfolios or mutual funds, only four of which are offered through this Prospectus (the "Portfolios"). Each of the four Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

         Investing Through a Variable Insurance Contract

         Class A, Class B, Class C and Class E shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").

         As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

         A particular Portfolio or class of a Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios and classes available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

         Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

         Understanding the Portfolios

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

 PLEASE SEE THE CONTRACT PROSPECTUS FOR A DETAILED EXPLANATION OF YOUR CONTRACT.

Description of Types of Funds:

   EQUITY FUNDS

   Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

   FIXED INCOME FUNDS

   Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.

    FUND OF FUNDS

    Please note that the Met/Franklin Templeton Founding Strategy Portfolio is a "fund of funds" that invests, on a fixed percentage basis, in a combination of the Trust's portfolios sub-advised by subsidiaries of Franklin Resources, Inc. (collectively, "Franklin Templeton"), which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Portfolio's assets will be allocated on an equal basis (33 1 / 3 %) among the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (the "Underlying Portfolios"), each of which is a separate portfolio of the Trust, and which is included in this Prospectus.

--------------------------------------------------------------------------------


Before you choose a Portfolio, please consider...

All of the Portfolios involve risk, but there is also the potential for reward. You can lose money--and you can make money. The Portfolios are structured so that each offers a different degree of risk and reward than others.

What risk/reward level is for you? Ask yourself the following:

(1)     How well do I handle fluctuations in my account value?

        The greater the degree of risk for a Portfolio, the more its price is likely to move up and down on a day to day basis. If this makes you uncomfortable, you may prefer an investment that is less risky and that may not fluctuate in price as much.

(2)     Am I looking for a higher rate of return?

        Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio with higher risk may be right for you.

A final note: These Portfolios are designed for long-term investment.

                                 THE PORTFOLIOS

INVESTMENT SUMMARY
------------------

Each Portfolio's summary discusses the following:

        Investment Objective
        What is the Portfolio's investment goal?

        Principal Investment Strategy
        How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

        Primary Risks
        What are the specific risks of investing in the Portfolio?

        Past Performance
        How well has the Portfolio performed over time?

        Fees and Expenses
        What is the cost of investing in the Portfolio?

         In addition to its principal investment strategy, each Portfolio, which is not a "fund of funds" (and the Underlying Portfolios, in the case of Met/Franklin Templeton Founding Strategy Portfolio) may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio (or of the Underlying Portfolio, in the case of the Met/Franklin Templeton Founding Strategy Portfolio) and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

         The SAI provides more detailed information regarding the various types of securities that a Portfolio or Underlying Portfolio may purchase and certain investment techniques and practices of its Adviser.

         The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

[SIDE BAR: EACH PORTFOLIO IN THIS PROSPECTUS IS A MUTUAL FUND: A POOLED INVESTMENT THAT IS PROFESSIONALLY MANAGED AND THAT GIVES YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS. EACH PORTFOLIO STRIVES TO REACH ITS STATED INVESTMENT OBJECTIVE, WHICH CAN BE CHANGED WITHOUT SHAREHOLDER APPROVAL. AS WITH ALL MUTUAL FUNDS, THERE IS NO GUARANTEE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

A PORTFOLIO'S ADVISER MAY SELL A PORTFOLIO SECURITY WHEN THE VALUE OF THE INVESTMENT REACHES OR EXCEEDS ITS ESTIMATED FAIR VALUE, TO TAKE ADVANTAGE OF MORE ATTRACTIVE INVESTMENT YIELD OPPORTUNITIES, WHEN THE ISSUER'S INVESTMENT FUNDAMENTALS BEGIN TO DETERIORATE, WHEN THE PORTFOLIO MUST MEET REDEMPTIONS, OR FOR OTHER INVESTMENT REASONS. ]

                         Met/ Franklin Income Portfolio

Investment Objective:

To maximize income while maintaining prospects for capital appreciation.

Principal Investment Strategy:

         Under normal market conditions, the Portfolio invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio may invest include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, bonds convertible into common stock, mortgage securities, debentures, notes and short-term debt instruments. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest.

         The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods. The Portfolio may invest in large, medium and small market capitalization companies.

         The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") are considered investment grade. However, such ratings are relative and subjective, are not absolute standards of quality, and do not evaluate the market risk of the securities. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Portfolio's Adviser to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

         The Portfolio may invest up to 25% of its assets in foreign securities. The Portfolio ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts.

         The Portfolio's Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Adviser considers a variety of factors, including:

     o a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;
     o    the experience and strength of the company;
     o the company's changing financial condition and market recognition of the change;
     o the company's sensitivity to changes in interest rates and business conditions; and
     o    the company's debt maturity schedules and borrowing requirements.


Primary Risks:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page __, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Credit risk

o        Interest rate risk

o        High yield debt security risk

o        Investment style risk

o        Foreign investment risk

o        Market capitalization risk


         In addition, utility stocks and other stocks with above average dividend yields are particularly sensitive to interest rate movements. When interest rates rise, the stock prices of these stocks tend to fall.

     Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

     Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

     If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.


Past Performance:

         The Portfolio commenced operations on or about ____, 2008. No performance information is currently available. For information on Franklin Advisers, Inc.'s prior performance with a comparable fund, see page __.


  [SIDE BAR: Portfolio Management:

o    Franklin Advisers, Inc.
     see page __]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2008 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.


Shareholder Transaction Expenses - N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------ ----------------- ------------------- ------------------ ----------------
                                               Class A             Class B             Class C           Class E
                                               -------             -------             -------           -------

             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------

             Management Fee                      0.80%              0. 80%             0. 80%            0. 80%
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             12b-1 Fees                           None              0.25%               0.50%             0.15%
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Other Expenses                      0.29%              0.29%               0.29%             0.29%
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Total Annual Portfolio              1.09%              1.34%               1.59%             1.24%
             Operating Expenses Before
             Expense Waiver
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Contractual Expense Waiver*         0.19%              0.19%               0.19%             0.19%
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Total Annual Portfolio              0.90%              1.15%               1.40%             1.05%
             Operating Expenses After
             Expense Waiver
             ------------------------------ ----------------- ------------------- ------------------ ----------------
                  * Met Investors Advisory, LLC (the "Manager") and the Trust
                  have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A,
                  Class B, Class C and Class E shares of the Portfolio will not exceed 0.90%, 1.15%, 1.40% and 1.05%, respectively, for the period ended April 30, 2009 and in any year in which the
                  Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the
                  Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2009. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses

-------------------------- ----------------------- ----------------------- ---------------------- --------------------
                                  Class A                 Class B                 Class C               Class E
                                  -------                 -------                 -------               -------
-------------------------- ----------------------- ----------------------- ---------------------- --------------------
-------------------------- ----------------------- ----------------------- ---------------------- --------------------

1 Year                              $92                     $118                   $144                  $108
-------------------------- ----------------------- ----------------------- ---------------------- --------------------
-------------------------- ----------------------- ----------------------- ---------------------- --------------------
3 Years                             $329                    $408                   $487                  $377
-------------------------- ----------------------- ----------------------- ---------------------- --------------------


                      Met/Franklin Mutual Shares Portfolio

Investment Objective:

         Capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.

Principal Investment Strategy:

         Under normal market conditions, the Portfolio invests primarily in equity securities (including securities convertible into, or that the Adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

         Following this value-oriented strategy, the Portfolio invests primarily in undervalued securities, which are securities trading at a discount to intrinsic value. The Portfolio also invests in, to a lesser extent, in:

o Risk arbitrage securities, which are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the Adviser believes are cheap relative to an economically equivalent security of the same or another company; and

o Distressed companies, which are securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

         In pursuit of its value-oriented strategy, the Portfolio is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the Portfolio intends to invest the equity portion of its portfolio predominantly (up to 100%) in mid- and large cap companies, with a small portion in small-cap companies. For these purposes, mid- and large-cap companies are considered by the Adviser to be those companies with market capitalization values greater than $1.5 billion.

         While the Portfolio generally purchases securities for investment purposes, the Adviser may seek to influence or control management, or invest in other companies that do so, when the Adviser believes the Portfolio may benefit. The Portfolio expects to invest a significant portion (up to 35%) of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.

         The Portfolio may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, when, in the Adviser's opinion, it would be advantageous to the Portfolio to do so.

         The Portfolio's investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company's direct indebtedness, the Portfolio, in effect, steps into the shoes of the lender. If the loan is secured, the Portfolio will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Portfolio will generally make such investments to achieve capital appreciation, rather than to seek income.

         The Portfolio may also engage from time to time in an "arbitrage" strategy. When engaging in an arbitrage strategy, the Portfolio typically buys one security while at the same time selling short another security. The Portfolio generally buys the security that the Adviser believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the Adviser believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Portfolio attempts to profit from a perceived relationship between the values of the two securities. The Portfolio generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event such as an exchange offer.

         Portfolio Selection

         The Adviser employs a research driven, fundamental value strategy for the Portfolio. In choosing equity investments, the Adviser focuses on the market price of a company's securities relative to the Adviser's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Adviser's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The Adviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.


Primary Risks:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page __, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Investment style risk

o        Market capitalization risk

o        Foreign investment risk

o        Credit risk

o        Interest rate risk

o        High yield debt security risk

         The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives can also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

         A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Portfolio. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.



Past Performance:

         The Portfolio commenced operations on or about ____, 2008. No performance information is currently available. For information on Franklin Mutual Advisers, LLC's prior performance with a comparable fund, see page __.


  [SIDE BAR: Portfolio Management:

o    Franklin Mutual Advisers, LLC
     see page __]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2008 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.



Shareholder Transaction Expenses - N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

             ------------------------------ ----------------- ------------------- ------------------ ----------------
                                                Class A            Class B             Class C           Class E
                                                -------            -------             -------           -------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------

             Management Fee                      0.80%              0. 80%             0. 80%            0. 80%
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             12b-1 Fees                           None              0.25%               0.50%             0.15%
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Other Expenses                      0.29%              0.29%               0.29%             0.29%
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Total Annual Portfolio              1.09%              1.34%               1.59%             1.24%
             Operating Expenses Before
             Expense Waiver
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Contractual Expense Waiver*         0.19%              0.19%               0.19%             0.19%
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Total Annual Portfolio              0.90%              1.15%               1.40%             1.05%
             Operating Expenses After
             Expense Waiver
             ------------------------------ ----------------- ------------------- ------------------ ----------------
                  * The Manager and the Trust have entered into an Expense
                  Limitation Agreement whereby the total Annual Portfolio
                  Operating Expenses for the Class A, Class B, Class C and Class
                  E shares of the Portfolio will not exceed 0.90%, 1.15%, 1.40%
                  and 1.05%, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of
                  Trustees, be repaid to the Manager.



Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2009. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses

-------------------------- ----------------------- ----------------------- ---------------------- --------------------
                                  Class A                 Class B                 Class C               Class E
                                  -------                 -------                 -------               -------
-------------------------- ----------------------- ----------------------- ---------------------- --------------------
-------------------------- ----------------------- ----------------------- ---------------------- --------------------

1 Year                              $92                     $118                   $144                  $108
-------------------------- ----------------------- ----------------------- ---------------------- --------------------
-------------------------- ----------------------- ----------------------- ---------------------- --------------------
3 Years                             $329                    $408                   $487                  $377
-------------------------- ----------------------- ----------------------- ---------------------- --------------------


                         Met/ Templeton Growth Portfolio

Investment Objective:

         Long-term capital growth.

Principal Investment Strategy:

         Under normal market conditions, the Portfolio invests primarily in the equity securities of companies with various market capitalizations located anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. The Portfolio also invests in depositary receipts.

         In addition to the Portfolio's main investments, depending upon current market conditions, the Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Bonds, notes and debentures are examples of debt securities.

         The Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy. When choosing equity investments for the Portfolio, the Adviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.


Primary Risks:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page __, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Investment style risk

o        Market capitalization risk

o        Foreign investment risk

o        Credit risk

o        Interest rate risk


         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.


Past Performance:

         The Portfolio commenced operations on or about ____, 2008. No performance information is currently available. For information on Templeton Global Advisors Limited's prior performance with a comparable fund, see page __.


  [SIDE BAR: Portfolio Management:

     Templeton Global Advisors Limited
     see page __]

     Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2008 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.


Shareholder Transaction Expenses - N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


             ------------------------------ ----------------- ------------------- ------------------ ----------------
                                                Class A            Class B             Class C           Class E
                                                -------            -------             -------           -------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------

             Management Fee                      0.70%              0.70%               0.70%             0.70%
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             12b-1 Fees                           None              0.25%               0.50%             0.15%
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Other Expenses                      0.34%              0.34%               0.34%             0.34%
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Total Annual Portfolio              1.04%              1.29%               1.54%             1.19%
             Operating Expenses Before
             Expense Waiver
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Contractual Expense Waiver*         0.24%              0.24%               0.24%             0.24%
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Total Annual Portfolio              0.80%              1.05%               1.30%             0.95%
             Operating Expenses After
             Expense Waiver
             ------------------------------ ----------------- ------------------- ------------------ ----------------
                  * The Manager and the Trust have entered into an Expense
                  Limitation Agreement whereby the total Annual Portfolio
                  Operating Expenses for the Class A, Class B, Class C and Class
                  E shares of the Portfolio will not exceed 0.80%, 1.05%, 1.30%
                  and 0.95%, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of
                  Trustees, be repaid to the Manager.



Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2009. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses

-------------------------- ----------------------- ----------------------- ---------------------- --------------------
                                  Class A                 Class B                 Class C               Class E
                                  -------                 -------                 -------               -------
-------------------------- ----------------------- ----------------------- ---------------------- --------------------
-------------------------- ----------------------- ----------------------- ---------------------- --------------------

1 Year                              $82                     $108                   $133                   $97
-------------------------- ----------------------- ----------------------- ---------------------- --------------------
-------------------------- ----------------------- ----------------------- ---------------------- --------------------
3 Years                             $308                    $388                   $466                  $356
-------------------------- ----------------------- ----------------------- ---------------------- --------------------


               Met/Franklin Templeton Founding Strategy Portfolio

Investment Objective:

         Primarily seeks capital appreciation and secondarily seeks income.

Principal Investment Strategy:

         The Portfolio pursues its investment objectives by investing on a fixed percentage basis in a combination of the Trust's portfolios sub-advised by Franklin Templeton, which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Portfolio's assets will be allocated on an equal basis (33 1 / 3 %) among the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (the "Underlying Portfolios"), each of which is a separate portfolio of the Trust, and which is included in this Prospectus.

         The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Manager has based the fixed percentage allocations for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the Portfolio's investment objective. As discussed in this Prospectus, each Underlying Portfolio is managed by the Manager and sub-advised by Franklin Advisers, Inc. (Met/Franklin Income Portfolio), Franklin Mutual Advisers, LLC (Met/Franklin Mutual Shares Portfolio) or Templeton Global Advisors Limited (Met/Templeton Growth Portfolio), respectively. The Portfolio will purchase Class A shares of the Underlying Portfolios, which are not subject to any sales charges or distribution or service (Rule 12b-1) fees.

         The Portfolio may deviate from its percentage allocations as a result of appreciation or depreciation in the value of the shares of the Underlying Portfolios it holds. The Manager will periodically rebalance the Portfolio's holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its fixed percentage allocations.

         The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio. However, the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

         The Portfolio also may deviate temporarily from its fixed percentage allocations for defensive purposes. The Portfolio may hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should the Portfolio take this action, it may not achieve its investment objective. The Portfolio also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

         Please note that the Underlying Portfolios may already be available directly as investment options in your Contract and that an investor in the Portfolio bears both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of in the Portfolio itself. However, not all of the Underlying Portfolios may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by the Manager.


Primary Risks:

An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

     o Performance Risk--Because the Portfolio generally invests all of its assets in the shares of the Underlying Portfolios, its investment performance is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved. Since the Portfolio invests in the shares of the Underlying Portfolios, its performance is directly related to the ability of the Underlying Portfolios to meet their respective investment objectives. Because the Portfolio invests in the Underlying Portfolios, the Portfolio's net asset value ("NAV") is effected by fluctuations in the Underlying Portfolios' NAV.

     o Non-diversification Risk--The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

     o Affiliated Portfolio Risk- In managing the Portfolio, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio's assets among the Underlying Portfolios both because the fees payable to it by some of the Underlying Portfolios may be higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing the Underlying Portfolios. In this regard, the Manager may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, the Manager is obligated to disregard these incentives. The directors and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust.

         In addition, because the Portfolio invests in the Underlying Funds, it will indirectly bear fees and expenses charged by those Portfolios in addition to the Portfolio's direct fees and expenses.

The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, which are described in detail starting on page __, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Investment style risk

o        Market capitalization risk

o        Foreign investment risk

o        Credit risk

o        Interest rate risk

o        High yield debt security risk

         An Underlying Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives can also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

         A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Underlying Portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Underlying Portfolio. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

         The Portfolio commenced operations on or about ____, 2008. No performance information is currently available.


  [SIDE BAR: Portfolio Management:

     o    Met Investors Advisory, LLC

          see page __]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2008 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect the fees and expenses of the Underlying Portfolios. If such expenses were reflected in the Example, the expense amounts indicated would be higher. See the Contract prospectus for a description of those fees, expenses and charges.



Shareholder Transaction Expenses - N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


             ------------------------------ ----------------- ------------------- ------------------ ----------------
                                                Class A            Class B             Class C           Class E
                                                -------            -------             -------           -------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Management Fee                      0.05%              0. 05%             0. 05%            0. 05%
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             12b-1 Fees                           None              0.25%               0.50%             0.15%
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Other Expenses                      0.15%              0.15%               0.15%             0.15%
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Total Annual Portfolio              0.20%              0.45%               0.70%             0.35%
             Operating Expenses Before
             Expense Waiver
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Contractual Expense Waiver*         0.10%              0.10%               0.10%             0.10%
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Total Annual Portfolio              0.10%              0.35%               0.60%             0.25%
             Operating Expenses After
             Expense Waiver
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Indirect Expenses of                0.87%              0.87%               0.87%             0.87%
             Underlying Portfolios
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             ------------------------------ ----------------- ------------------- ------------------ ----------------
             Total Annual Portfolio              0.97%              1.22%               1.47%             1.12%
             Operating Expenses After
             Expense Waiver and Indirect
             Expenses of Underlying
             Portfolios**
             ------------------------------ ----------------- ------------------- ------------------ ----------------
                  * The Manager and the Trust have entered into an Expense
                  Limitation Agreement whereby the total direct Annual Portfolio
                  Operating Expenses for the Class A, Class B, Class C and Class
                  E shares of the Portfolio will not exceed 0.10%, 0.35%, 0.60%
                  and 0.25%, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of
                  Trustees, be repaid to the Manager.

                  **As an investor in the Underlying Portfolios, the Portfolio will also will bear its pro-rata portion of the operating expenses of the Underlying Portfolios. The expenses of the Underlying Portfolios are based upon the weighted average of the estimated total operating expenses of the Underlying
                  Portfolios after expense waivers allocated to the Underlying
                  Portfolios for the year ended December 31, 2008.


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations of the Portfolio and the Underlying Portfolios remain in effect only for the period ended April 30, 2009. The Example is for illustration only, and your actual costs may be higher or lower.




         Example of Portfolio Expenses

-------------------------- ----------------------- ----------------------- ---------------------- --------------------
                                  Class A                 Class B                 Class C               Class E
                                  -------                 -------                 -------               -------
-------------------------- ----------------------- ----------------------- ---------------------- --------------------
-------------------------- ----------------------- ----------------------- ---------------------- --------------------

1 Year                              $99                     $36                     $62                   $26
-------------------------- ----------------------- ----------------------- ---------------------- --------------------
-------------------------- ----------------------- ----------------------- ---------------------- --------------------
3 Years                             $332                    $302                   $382                  $271
-------------------------- ----------------------- ----------------------- ---------------------- --------------------

PRIMARY RISKS OF INVESTING IN THE PORTFOLIOS
--------------------------------------------

         One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolios. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from reaching its objective, which are not described here. Please note that with respect to the Met/Franklin Templeton Founding Strategy Portfolio, all references to the "Portfolio" below refer to the investments by its Underlying Portfolios.

Market Risk

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

 High Yield Debt Security Risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

     o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

     o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

     o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     o    Foreign  markets  may be less  liquid  and  more  volatile  than  U.S.
          markets.

     o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

     o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operating histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

ADDITIONAL INVESTMENT STRATEGIES
--------------------------------

         In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio (or an Underlying Portfolio, in the case of the Met/Franklin Templeton Founding Strategy Portfolio), may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser (or the Underlying Portfolio's Adviser in the case of Met/Franklin Templeton Founding Strategy Portfolio) currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios (or Underlying Portfolios in the case of the Met/Franklin Templeton Founding Strategy Portfolio) are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.





                                                              Met/Franklin
                                     Met/Franklin Income      Mutual Shares       Met/Templeton
                                          Portfolio             Portfolio        Growth Portfolio

Convertible Securities                        X                     X                   X
----------------------------------------------------------------------------------------------------
Credit Default Swaps                          X
----------------------------------------------------------------------------------------------------
Depositary Receipts                           X                     X                   X
----------------------------------------------------------------------------------------------------
Derivatives:
     Options                                  X                     X                   X
     Futures                                                        X                   X
Direct Participation in Corporate
Loans                                         X                     X
----------------------------------------------------------------------------------------------------
Foreign Currency Transactions                                       X                   X
----------------------------------------------------------------------------------------------------
High Quality Short-Term Debt                                        X                   X
Obligations including Bankers'
Acceptances, Commercial Paper and
Certificates of Deposit issued or
guaranteed by Bank Holding
Companies in the U.S., their
Subsidiaries and Foreign Branches
or of the World Bank; Variable
Amount Master Demand Notes and
Variable Rate Notes issued by U.S.
and Foreign Corporations
----------------------------------------------------------------------------------------------------
Illiquid and Restricted Securities            X                     X                   x
----------------------------------------------------------------------------------------------------
Investments in Other Investment
Companies including Passive Foreign
Investment Companies                                                X
----------------------------------------------------------------------------------------------------
Mortgage-backed Securities,
including GNMA Certificates,
Mortgage-backed Bonds                         X
----------------------------------------------------------------------------------------------------
Non-mortgage Asset-backed Securities          X
----------------------------------------------------------------------------------------------------
PIK (pay-in-kind) Debt Securities             X
----------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                 X                     X                   X
----------------------------------------------------------------------------------------------------
Rights and Warrants                                                 X                   X
----------------------------------------------------------------------------------------------------
Structured Notes                              X                                         X
----------------------------------------------------------------------------------------------------
U.S. Government Securities X X X
----------------------------------------------------------------------------------------------------

Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

Credit Default Swaps. A Portfolio may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap.

A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk.

Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

These instruments are subject to market risk and foreign investment risk.

Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return or to implement cash strategies, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

High Quality Short-Term Debt Obligations, including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

These instruments are subject to credit risk, interest rate risk and foreign investment risk. Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Investments in Other Investment Companies, including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

PIK (pay-in-kind) Debt Securities. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

These securities are subject to credit risk and interest rate risk.

Real Estate Investment Trusts. REITs are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price. Warrants also include Low Exercise Price Call Warrants or other structured securities for the purpose of gaining exposure to stocks in difficult to access foreign local markets.

Structured Notes. A form of hybrid investment, structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of debt obligations. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

Structured notes are also subject to credit risk and interest rate risk and can have volatile prices.

U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank and Fannie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

U.S. Government securities are subject to interest rate risk. Credit risk is remote. Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in cash, cash equivalents or other high quality short-term instruments or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Adviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover

         The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios.

Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.


MANAGEMENT
----------

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Manager

         Met Investors Advisory, LLC (the "Manager"), 5 Park Plaza, Suite 1900, Irvine, California 92614, has overall responsibility for the general management and administration of all of the Portfolios. The Manager is an affiliate of Metropolitan Life Insurance Company.

         With respect to the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio, the Manager selects and pays the fees of the Advisers for each of the Portfolios and monitors each Adviser's investment program.

     With respect to the Met/Franklin Templeton Founding Strategy Portfolio, in addition to its managerial responsibilities, the Manager is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocation is consistent with the guidelines that have been approved by the Board of Trustees. The Manager will rebalance the Portfolio's holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its fixed percentage allocation. The Portfolio is managed by an Investment Committee composed of Elizabeth M. Forget, John Guthrie, Jr., CFA, Alan C. Leland, Jr., CFA, Thomas C. McDevitt, CIMA, Darrel A. Olson, CFA and Jeffrey L. Bernier, CIMA.

o Ms. Forget, chair of the Committee, has been President of the Manager since December 2000, has been President and Trustee of the Trust since December 2000, has been a Senior Vice President of MetLife, Inc. since May 2007, has been President of MetLife Advisers, LLC since May 2006, and has been Trustee of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II since August 2006.

o Mr. Guthrie, CFA, Vice President of the Manager, is also Senior Vice President of MetLife Advisers, LLC and serves on MetLife Advisers LLC's Board of Managers. He is also a Vice President of Metropolitan Life Insurance Company. Mr. Guthrie joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1969 and has served in various positions since that time.

o Mr. Leland, CFA, Vice President of the Manager, joined MetLife in 1974. Prior to becoming Vice President of Metropolitan Life Insurance Company in the Annuity Product Management business unit and Chief Financial Officer of MetLife Advisers, LLC, he worked in both MetLife's Investment Department and Group Pension Department.

o Mr. McDevitt, CIMA, Vice President of the Manager, also is a Vice President of MetLife Advisers, LLC and is primarily responsible for the oversight of the investment functions of Metropolitan Series Fund, Inc.'s subadvisers and performance analyses of Metropolitan Series Fund, Inc.'s portfolios. Mr. McDevitt joined Metropolitan Life Insurance Company in 1980 and was responsible for the development, marketing and servicing of an asset allocation and investment advisory service for group pension clients.

o Mr. Olson, CFA, Vice President of the Manager, has been with Metropolitan Life Insurance Company for over 25 years and is a Director in the Investments Department. Currently, Mr. Olson manages the assets under MetLife's Employee Benefit Plans. In addition, Mr. Olson serves as Chief of Staff for a review board that oversees all of MetLife's use of unaffiliated managers.

o Mr. Bernier, CIMA, joined MetLife in December 2007 as a Vice President. He has been a Senior Vice President of the Metropolitan Series Fund, Inc. and MetLife Advisers since 2008. From July 2004 to December 2007 Mr. Bernier was a Director and Senior Investment Analyst of Investment Management Services for John Hancock Financial Services. From May 2000 to December 2001 Mr. Bernier was an Assistant Vice President in the Corporate and Investment Banking division of Wachovia Securities.

         The SAI provides additional information about each Committee member's compensation, other accounts managed and the member's ownership of securities in the Portfolio.

         As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The management fees for each Portfolio are:



Portfolio                                     Management Fee


Met/Franklin Income Portfolio                           0.80% of first $200  million of such assets plus 0.675% of such assets over $200  million up to $500  million  plus 0.65% of such assets over
                                                        $500 million

---------------------------------------------------------------------------------------------------------------------

  Met/Franklin Mutual Shares Portfolio                  0.80%
---------------------------------------------------------------------------------------------------------------------

  Met/Franklin Templeton Founding Strategy Portfolio    0.05%
---------------------------------------------------------------------------------------------------------------------

  Met/Templeton Growth Portfolio                        0.70% of first  $100  million of such  assets  plus 0.68% of such assets over $100  million up to $250  million  plus 0.67% of such assets over $250  million up to $500  million  plus 0.66% of such assets over $500  million up to $750  million  plus 0.65% of such assets over $750 million

---------------------------------------------------------------------------------------------------------------------


         A discussion regarding the basis of the decision of the Trust's Board of Trustees to approve the Management Agreement with the Manager and the investment advisory agreements with the Advisers will be available in each Portfolio's semi-annual report.

Expense Limitation Agreement

         In the interest of limiting expenses of certain Portfolios until April 30, 2009, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolios, other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following respective expense ratios:

Expense Limitation Provisions


                                                                 Total Expenses Limited to
 Portfolios                                                      (% of daily net assets)
 ----------                                                      -------------------------

Met/Franklin Income Portfolio                                                  0.90%
Met/Franklin Mutual Shares Portfolio                                           0.90%
Met/Templeton Growth Portfolio                                                 0.80%
Met/Franklin Templeton Founding Strategy Portfolio                             0.10%



     Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of such Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless:
(i) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.

         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.


The Advisers

         Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser. The SAI provides additional information about each portfolio manager's compensation, other accounts managed and the person's ownership of securities in the Portfolio.

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

         The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

Franklin Advisers, Inc. ("Franklin Advisers"), One Franklin Parkway, San Mateo, California 94403-1906, is the Adviser to the Met/Franklin Income Portfolio. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Resources, Inc. Together, Franklin Advisers and its affiliates managed over $643 million in assets as of December 31, 2007.

The Met/Franklin Income Portfolio is managed by a team of professionals focused on investments in debt and equity securities. The portfolio managers of the team are as follows:

     o Edward D. Perks CFA, Senior Vice President. Mr. Perks joined Franklin Templeton in 1992.

     o Charles B. Johnson, Chairman of Franklin Resources, Inc. He joined Franklin Templeton in 1957.

Mr. Perks has primary responsibility for the investments of the Portfolio.


PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Met/Franklin Income Portfolio and the Franklin Income Fund, a retail fund which is also advised by Franklin Advisers, have substantially similar investment objectives, policies, and strategies. Since the Met/Franklin Income Portfolio commenced operations in April 2008, it does not have any operating history. In order to provide you with information regarding the investment capabilities of Franklin Advisers, performance information regarding the Franklin Income Fund is presented. Management fees paid by the Franklin Income Fund are lower than the fees to be paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Franklin Income Fund, the average annual return during the period would have been lower than the returns set forth below. This result assumes that the current management fee paid by the Franklin Income Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of the Franklin Income Fund and the Portfolio will vary.

         The table below compares the Franklin Income Fund's average annual compounded total returns for the 1-,5-and 10-year periods through 12/31/07 with the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index") and the Lehman Brothers U.S. Aggregate Index. The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.





                                                            Average Annual Total Return as of
                                                                         12/31/07
                                                                         --------
                                                          1 Year       5 Years      10 Years
----------------------------------------------------------------------------------------------

Franklin Income Fund- Advisor Class                          5.08%        13.56%         8.60%
S&P 500 Index                                                5.48%        12.82%         5.89%
Lehman Brothers U.S. Aggregate Index                         6.97%         4.42%         5.97%



Franklin Mutual Advisers, LLC ("Franklin Mutual"), 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078, is the Adviser to the Met/Franklin Mutual Shares Portfolio. Franklin Mutual is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. Together, Franklin Mutual and its affiliates managed over $643 million in assets as of December 31, 2007.

The following individuals are jointly responsible for the day-to-day management of the Met/Franklin Mutual Shares Portfolio:

o Peter A. Langerman, Co-Portfolio Manager. Mr. Langerman is the President and Chief Executive Officer of Franklin Mutual. He rejoined Franklin Templeton in 2005. He joined Franklin Templeton in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and a member of the management team of the Franklin Mutual Series Fund, Inc., including the Mutual Shares Fund, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds.

o    F. David Segal CFA,  Co-Portfolio  Manager. He joined Franklin Templeton in
     2002.

o Deborah A. Turner CFA, Assistant Portfolio Manager. She joined Franklin Templeton in 1996.

Messrs. Langerman and Segal have primary responsibility for the investments of the Portfolio. Ms. Turner provides research and advice on the purchases and sales of individual securities and portfolio risk assessment.


PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Met/Franklin Mutual Shares Portfolio and the Mutual Shares Fund, a retail fund which is also advised by Franklin Mutual, have substantially similar investment objectives, policies, and strategies. Since the Met/Franklin Mutual Shares Portfolio commenced operations in April 2008, it does not have any operating history. In order to provide you with information regarding the investment capabilities of Franklin Mutual, performance information regarding the Mutual Shares Fund is presented. Management fees paid by the Mutual Shares Fund are lower than the fees to be paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Mutual Shares Fund, the average annual return during the period would have been lower than the returns set forth below. This result assumes that the current management fee paid by the Mutual Shares Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of the Mutual Shares Fund and the Portfolio will vary.

         The table below compares the Franklin Income Fund's average annual compounded total returns for the 1-,5-and 10-year periods through 12/31/07 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


                                                            Average Annual Total Return as of
                                                                        12/31/07
                                                                   ----------------------
                                                           1 Year       5 Years      10 Years
----------------------------------------------------------------------------------------------

Mutual Shares Fund- Class Z                                   3.30%        14.25%        9.26%
S&P 500 Index                                                 5.48%        12.82%        5.89%



Templeton Global Advisors Limited ("Templeton"), Lyford Cay, Nassau, Bahamas, is the Adviser to the Met/Templeton Growth Portfolio. Templeton is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. Together, Templeton and its affiliates managed over $643 million in assets as of December 31, 2007.

The Met/Templeton Growth Portfolio is managed by a team of professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

o Lisa F. Myers CFA, Senior Vice President of Templeton. Ms. Myers provides research and advice on purchases and sales of individual securities and portfolio risk assessment. She joined Franklin Templeton in 1996.

o Tucker Scott CFA, Executive Vice President of Templeton. Mr. Scott provides research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton in 1996.

o Cynthia L. Sweeting CFA, President of Templeton. She joined Franklin Templeton in 1997.

         Ms. Sweeting has primary responsibility for the investments of the Fund. She has authority over all aspects if the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management requirements. The degree to which she may perform these functions, and the nature of these functions, may change from time to time.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Met/Templeton Growth Portfolio and the Templeton Growth Fund, Inc., a retail fund which is also advised by Franklin Mutual, have substantially similar investment objectives, policies, and strategies. Since the Met/Templeton Growth Portfolio commenced operations in April 2008, it does not have any operating history. In order to provide you with information regarding the investment capabilities of Templeton, performance information regarding the Templeton Growth Fund, Inc. is presented. Management fees paid by the Templeton Growth Fund, Inc. are lower than the fees to be paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Templeton Growth Fund, Inc., the average annual return during the period would have been lower than the returns set forth below. This result assumes that the current management fee paid by the Templeton Growth Fund, Inc., as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of the Templeton Growth Fund, Inc. and the Portfolio will vary.

         The table below compares the Templeton Growth Fund, Inc.'s average annual compounded total returns for the 1-,5-and 10-year periods through 12/31/07 with the MSCI World Index, a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.




                                                            Average Annual Total Return as of
                                                                        12/31/07
                                                                   ----------------------
                                                           1 Year       5 Years      10 Years
----------------------------------------------------------------------------------------------

Templeton Growth Fund, Inc.- Advisor Class                    2.44%        16.20%       9.72%
MSCI World Index                                              9.57%        17.53%       7.45%




Distribution Plans

         Each Portfolio has adopted for its Class B shares, Class C shares and Class E shares, plans pursuant to Rule 12b-1 under the 1940 Act (the "Class B Distribution Plan", the "Class C Distribution Plan" and the "Class E Distribution Plan," respectively, and collectively the "Distribution Plans"). Pursuant to the Distribution Plans, each Portfolio has entered into Distribution Agreements relating to the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan, respectively, with MetLife Investors Distribution Company located at 5 Park Plaza, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. Each Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Distribution Plans, the Trust, on behalf of each Portfolio, is permitted to pay to various service providers up to 0.50% (in the case of the Portfolio's Class B shares), 1.00% (in the case of the Portfolio's Class C shares) and 0.25% (in the case of the Portfolio's Class E shares) of the average daily net assets of each Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively, as payment for services rendered in connection with the distribution of Class B shares, Class C shares and Class E shares. Currently, payments are limited to 0.25% of average net assets in the case of Class B shares, 0.50% of average net assets in the case of Class C shares and 0.15% of average net assets in the case of Class E shares, which amounts may be increased to the full Distribution Plan amounts by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT
---------------

Shareholder Information

         The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to vote in order for MetLife to echo vote the remaining unvoted votes. MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to vote, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether an item passes or fails. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

         Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the Insurance Company websites (including www.metlifeinvestors.com): (i) the ten largest portfolio holdings of each Portfolio; (ii) unless the Adviser has objected, the percentage of the Portfolio's net assets that each of the portfolio holdings represents; and (iii) the percentage of the Portfolio's net assets that these holdings represent in the aggregate. Unless the Adviser has objected, this information is posted on the website as early as on or about the tenth business day following the calendar quarter and no later than on or about the first business day of the second month following the calendar quarter. The Trust may exclude any portion of these holdings from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above. For these purposes, a Portfolio's ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust's custodian after certain established cut-off times.

         A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

          All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

         Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.
 Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

         The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B, Class C and Class E shares of the Portfolios only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

         MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

         The Portfolios are available as investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transaction costs for a Portfolio and could require the Adviser to maintain increased cash reserves, which could harm performance in rising markets.

         Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. Class C shares are subject to a Rule 12b-1 fee of 0.50% of average daily net assets. Class E shares are subject to a Rule 12b-1 fee of 0.15% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Market Timing

         The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

         The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cash flows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. If, based on such monitoring, the Manager believes (i) that a Portfolio's cash flows may reflect a pattern of market timing or (ii) that a Portfolio's cash flows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of Portfolio, amount of assets), the Manager will refer the matter to the appropriate insurance company or companies.

         Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance separate accounts to enable it to request and receive transaction information in the shares of the Trust's Portfolios and limit transactions that violate the Trust's policies on market timing.

         If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust's Ability to Detect and Deter Market Timing

         The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

         While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

         Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

         A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

         Each Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

         Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

 FOR MORE INFORMATION
 --------------------

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                                  5 Park Plaza
                                   Suite 1900
                            Irvine, California 92614

                                 1-800-848-3854

Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com


Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ("SEC"):

o   In person     Review and copy documents in the SEC's Public Reference
                  Room in Washington, D.C. (for information call 202-551-8090).

o   On line       Retrieve information from the EDGAR database on the SEC's
                  web site at: http://www.sec.gov.


o   By mail       Request documents, upon payment of a duplicating fee, by
                  writing to SEC, Public Reference Section,
                  Washington, D.C. 20549 or by e-mailing the SEC at publicinfo@sec.gov.


                              SEC FILE # 811-10183

                               MET INVESTORS
                         S E R I E S  T R U S T










                      Clarion Global Real Estate Portfolio
               (formerly Neuberger Berman Real Estate Portfolio )


                       Class A, Class B and Class E Shares


                                   PROSPECTUS


                                 April 28, 2008
























 Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange
    Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                  TABLE OF CONTENTS

                                                           PAGE

INTRODUCTION                                                 3

      Understanding the Trust                                3

      Understanding the Portfolio                            3


THE PORTFOLIO                                                4


   INVESTMENT SUMMARY                                        4

      Clarion Global Real Estate Portfolio                   5


   ADDITIONAL INVESTMENT STRATEGIES                         11


   MANAGEMENT                                               14

      The Manager                                           14

      The Adviser                                           15

      Distribution Plans                                    16


YOUR INVESTMENT                                             17

      Shareholder Information                               17

      Dividends, Distributions and Taxes                    17

      Sales and Purchases of Shares                         19


FINANCIAL HIGHLIGHTS                                        23


FOR MORE INFORMATION                                    Back Cover

                                  INTRODUCTION
                                  ------------



Understanding the Trust

Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of fifty-two managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus (the "Portfolio"). Please see the Investment Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

   Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife" or the "Insurance Companies") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts"). As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract.

   A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contract shows the classes available to you. Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

   The Portfolio's name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same investment adviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.


[SIDE BAR:

PLEASE SEE THE CONTRACT PROSPECTUS FOR A DETAILED EXPLANATION OF YOUR CONTRACT.]


Understanding the Portfolio

After this Introduction you will find an Investment Summary for the Portfolio. The Investment Summary presents important facts about the Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

                                THE PORTFOLIO

INVESTMENT SUMMARY
------------------


The Portfolio summary discusses the following:

        Investment Objective
        What is the Portfolio's investment goal?

        Principal Investment Strategy
        How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

        Primary Risks
        What are the specific risks of investing in the Portfolio?

        Past Performance
        How well has the Portfolio performed over time?

        Fees and Expenses
        What is the cost of investing in the Portfolio?

[SIDE BAR: THE PORTFOLIO IN THIS PROSPECTUS IS A MUTUAL FUND: A POOLED INVESTMENT THAT IS PROFESSIONALLY MANAGED AND THAT GIVES YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS. THE PORTFOLIO STRIVES TO REACH ITS STATED INVESTMENT OBJECTIVE, WHICH CAN BE CHANGED WITHOUT SHAREHOLDER APPROVAL. AS WITH ALL MUTUAL FUNDS, THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.]

In addition to its principal investment strategy, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.


 [SIDE BAR: THE PORTFOLIO'S ADVISER MAY SELL A PORTFOLIO SECURITY WHEN THE VALUE OF THE INVESTMENT REACHES OR EXCEEDS ITS ESTIMATED FAIR VALUE, TO TAKE ADVANTAGE OF MORE ATTRACTIVE INVESTMENT YIELD OPPORTUNITIES, WHEN THE ISSUER'S INVESTMENT FUNDAMENTALS BEGIN TO DETERIORATE, WHEN THE PORTFOLIO MUST MEET REDEMPTIONS, OR FOR OTHER INVESTMENT REASONS. ]

The SAI provides more detailed information regarding the various types of securities that the Portfolio may purchase and certain investment techniques and practices of its Adviser.

The Contracts may be sold by banks. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

                      Clarion Global Real Estate Portfolio


Investment Objective:

Total return through investment in real estate securities, emphasizing both capital appreciation and current income.

Principal Investment Strategy:

Under normal market conditions, the Portfolio will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. In selecting investments for the Portfolio, the Portfolio's Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the portfolio will have investments located in a number of different countries, including the U.S. As a general matter, the Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts and similarly situated real estate companies outside the U.S. ("REITs"). The Portfolio may invest in companies located in countries with emerging securities markets.

The Portfolio's Adviser uses a multi-step investment process for constructing the Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

First, the Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions. Second, the Adviser uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including:

         (i) value and property;
        (ii) capital structure; and
       (iii) management and strategy.


The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it may invest in a smaller number of companies than a diversified portfolio.

Primary Risks:

The value of your investment in the Portfolio may be affected by one or more of the following risks, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by the Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines

Stocks purchased in initial public offerings ("IPOs") have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned of the Portfolio.

Real Estate Investment Risk. Although the Portfolio will not invest in real estate directly, it may concentrate its assets in companies engaged in or related to the real estate industry. Your investment in the Portfolio will be closely linked to or may be impacted by the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because at least 25% of the Portfolio's assets will be invested in the real estate industry, the value of the Portfolio's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

The Portfolio may at times be more concentrated in particular sub-sectors of the real estate business, e.g., apartments, retail, hotels, offices, industrial, health care, etc., or geographic regions of the global real estate securities market. As such, its performance would be especially sensitive to developments that significantly affected those sub-sectors or regions. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills and creditworthiness, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Foreign Investment Risk. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

o    Foreign markets may be less liquid and more volatile than U.S. markets.

o Foreign securities often trade in currencies other than the U.S. dollar, and the Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio's foreign currency or securities holdings.

o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.


Market Capitalization Risk. Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Non-Diversification Risk. Because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio's Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective April 28, 2008, ING Clarion Real Estate Securities L.P. became the Portfolio's Adviser. Investment performance prior to that date is attributable to the Portfolio's former investment adviser.




                                Year-by-Year Total Return as of 12/31 of Each Year

      --------------------------------- -------------------------------- ---------------------------
                     05                               06                             07



                   13.29%                           37.58%                        -15.01%
      --------------------------------- -------------------------------- ---------------------------
                                        High Quarter:  1st - 2006   +14.88%
                                        Low Quarter:  2nd - 2007   -  9.48%



The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/07 with the FTSE NAREIT Equity Index, the Portfolio's benchmark prior to April 28, 2008, and with the FTSE EPRA/NAREIT Global Real Estate Index, the Portfolio's benchmark effective April 28, 2008. The FTSE NAREIT Equity Index is an unmanaged index that measures the performance of all publicly traded equity REITs. The FTSE EPRA/NAREIT Global Real Estate Index is designed to capture the performance of institutional quality property companies operating in North America, Europe, Asia, and Australia. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.




                   Average Annual Total Return as of 12/31/07
             ------------------------------------------------------------------------------------

                                                                 Since              Inception
                                             1 Year            Inception              Date
               ----------------------------------------------------------------------------------

               Class A                        -14.79%              16.14%             5/1/04

               Class B                        -15.01%              15.85%             5/1/04

               FTSE NAREIT Equity REIT
                  Index                       -15.69%              16.59%*

               FTSE EPRA/NAREIT Global              %                   %*
               Real Estate Index

               * Index performance is from 4/30/04.
             -------------------------------------------------------------------------------------

For information on Adviser's prior  performance  with a comparable fund see page
______.


  [SIDE BAR:  PORTFOLIO MANAGEMENT:
   --------

  o  ING Clarion Real Estate Securities L.P. see page ___

  o  For financial highlights
     see page ___


Fees and Expenses:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.



Shareholder Transaction Expenses--N/A

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)


 ------------------------------------------------------------------------------------------

                                                      Class A      Class B      Class E
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

   Management Fee                                         %            %           %
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

   12b-1 Fees                                            None        0.25%       0.15%
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

   Other Expenses                                         %            %           %
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

   Total Annual Portfolio Operating Expenses              %            %           %
 ------------------------------------------------------------------------------------------


Example

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.



Example of Portfolio Expenses

             ---------------------------------------------------------------------------------------------------


                                        Class A                     Class B                   Class E
             ---------------------------------------------------------------------------------------------------


                  1 Year                   $                           $                         $
             ---------------------------------------------------------------------------------------------------


                  3 Years                  $                           $                         $
             ---------------------------------------------------------------------------------------------------


                  5 Years                  $                           $                         $
             ---------------------------------------------------------------------------------------------------


                  10 Years                 $                           $                         $
             ---------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES
--------------------------------

In addition to the principal investment strategies discussed in the Portfolio's Investment Summary, the Portfolio may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if the Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. (Please note that some of these strategies may be a principal investment strategy for the Portfolio and consequently are also described in the Portfolio's Investment Summary.) The Portfolio is not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.

Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

Illiquid and Restricted Securities. The Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

Real Estate Investment Trusts. Real estate investment trusts and similarly situated real estate companies outside the U.S. (previously defined as REITs) are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REIT could end up holding the underlying real estate.

Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price. Warrants also include Low Exercise Price Call Warrants or other structured securities for the purpose of gaining exposure to stocks in difficult to access foreign local markets.


Defensive Investments

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in cash, cash equivalents or other high quality short-term investments or utilize other investment strategies that may be inconsistent with the Portfolio's principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Adviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover

The Portfolio's Adviser will sell a security when it believes it is appropriate to do so, regardless of how long the Portfolio has owned that security. Buying and selling securities generally involves some expense to the Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher the Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect the Portfolio's performance. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolio. The Portfolio generally intends to purchase securities for long-term investment and therefore will have a relatively low turnover rate.

MANAGEMENT
----------

The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Adviser are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolio's assets by the Adviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Manager

Met Investors Advisory, LLC (the "Manager"), 5 Park Plaza, Suite 1900, Irvine, California 92614, has overall responsibility for the general management and administration of the Portfolio. The Manager selects and pays the fees of the Adviser for the Portfolio and monitors the Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

As compensation for its services to the Portfolio, the Manager receives monthly compensation at an annual rate of a percentage of the average daily net assets of the Portfolio as follows: 0.70% of first $200 million of such assets plus 0.65% of such assets over $200 million up to $750 million plus 0.55% of such assets over $750 million.

A discussion regarding the basis of the decision of the Trust's Board of Trustees to approve the Management Agreement with the Manager and the investment advisory agreement with the Adviser is available in the Portfolio's annual report.

The Adviser

Under the terms of the agreement between the Adviser and the Manager, the Adviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Adviser follows the investment policies set by the Manager and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Adviser. The SAI provides additional information about each portfolio manager's compensation, other accounts managed and the person's ownership of securities in the Portfolio.

The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for the Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

The Manager pays the Adviser a fee based on the Portfolio's average daily net assets. The Portfolio is not responsible for the fees paid to the Adviser.


ING Clarion Real Estate Securities L.P. (the "Adviser") serves as Adviser to the Portfolio. The Adviser was founded in 1969 and is a Delaware limited partnership. The Adviser is an indirect, wholly-owned subsidiary of ING Groep, N.V. and is an affiliate of ING Investments. The Adviser's principal address is 200 King of Prussia, Radnor, PA 19087. The Adviser is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 2007, were valued in excess of $17 billion.

The following individuals are jointly responsible for the day-to-day management of the Portfolio.

     o T. Ritson Ferguson, Chief Investment Officer ("CIO") and Portfolio Manager, has 22 years of real estate investment experience. Mr. Ferguson has managed the ING Global Real Estate Fund's portfolio since November 2001. Mr. Ferguson has served as Co-CIO and more recently CIO of the Adviser since 1991.

     o Steven D. Burton, Managing Director and Portfolio Manager, is a member of the Adviser's Investment Committee and has managed the ING Global Real Estate Fund's portfolio since November 2001. He is also responsible for evaluating the investment potential of public real estate companies outside of the U.S. Mr. Burton joined the Adviser in 1995.

     o Joseph P. Smith, Managing Director and Portfolio Manager, is a member of the Adviser's Investment Committee of the Adviser and has managed the ING Global Real Estate Fund's portfolio since February 2007. Mr. Smith joined ING Clarion in 1997 and has 14 years of real estate investment management experience.

PRIOR EXPERIENCE WITH COMPARABLE FUND

The Adviser became the adviser to the Clarion Global Real Estate Portfolio in April 2008. In order to provide you with information regarding the investment capabilities of the Adviser, performance information regarding the ING Global Real Estate Fund ("ING Fund") is presented. The Portfolio and the ING Fund, which is also advised by the Adviser, have substantially similar investment objectives, policies, and strategies. Management fees paid by the ING Fund are _____________than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the ING Fund, the average annual return during the period would have been _____________ than the returns set forth below. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of ING Fund and the Portfolio will vary.

The table below compares the ING Global Real Estate Fund's average annual compounded total returns on a before tax basis for the 1-year, 5-year and 10-year periods of Class A shares through 12/31/07 with the S&P/Citigroup World Property Index, an unmanaged index which tracks the performance of the investable universe of publicly traded property companies with more than 450 constituents from 24 countries. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



                                    Average Annual Total Return as of 12/31/07

------------------------------------------- ---------------------- ---------------------- ---------------------
                                                                                                   Since
                                                    1 Year                 5 Years               Inception
------------------------------------------- ---------------------- ---------------------- ---------------------
------------------------------------------- ---------------------- ---------------------- ---------------------

ING Global Real Estate Fund - Class A               -6.87%                23.49%                20.77%*
Before Taxes

------------------------------------------- ---------------------- ---------------------- ---------------------
------------------------------------------- ---------------------- ---------------------- ---------------------
S&P/Citigroup World Property Index                  -7.27%                23.55%                20.32%

------------------------------------------- ---------------------- ---------------------- ---------------------
*  Inception date is 11/5/01.
** Index date is from 11/5/01.



Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments are limited to 0.25% and 0.15%, respectively, of average net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT
---------------

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio's shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to vote in order for MetLife to echo vote the remaining unvoted votes. MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to vote, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether an item passes or fails. Please see "Voting Rights" in the prospectus for the Contracts for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the Insurance Company websites (including www.metlifeinvestors.com): (i) the ten largest portfolio holdings of each Portfolio; (ii) unless the Adviser has objected, the percentage of the Portfolio's net assets that each of the portfolio holdings represents; and (iii) the percentage of the Portfolio's net assets that these holdings represent in the aggregate. Unless the Adviser has objected, this information is posted on the website as early as on or about the tenth business day following the calendar quarter and no later than on or about the first business day of the second month following the calendar quarter. The Trust may exclude any portion of these holdings from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above. For these purposes, a Portfolio's ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust's custodian after certain established cut-off times.

A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any. The Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that the Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus for more information.

All net realized long- or short-term capital gains of the Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

Please see the Contract prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of the Portfolio's shares and their receipt of dividends and capital gains.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is the Portfolio's intention to distribute all such income and gains.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. The Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. Thus so long as the Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio's composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for the Portfolio determined on that same date. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transaction costs for the Portfolio and could require the Adviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets and Class E shares are subject to a Rule 12b-1 fee of 0.15% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Market Timing

The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or
(ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage the Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to the Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. If, based on such monitoring, the Manager believes (i) that a Portfolio's cashflows may reflect a pattern of market timing or (ii) that a Portfolio's cash flows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of Portfolio, amount of assets), the Manager will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance separate accounts to enable it to request and receive transaction information in the shares of the Trust's Portfolios and to limit transactions that violate the Trust's policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust's Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause the Portfolio to incur increased expenses. For example, as a result of such frequent trading, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs. All of these factors may adversely affect Portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of net asset value ("NAV") but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price the Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS
--------------------

The following financial highlights table is intended to help you understand the Portfolio's Class A shares, Class B shares and Class E shares financial performance for its period of operation. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by __________, whose report is included in the Annual Report of the Portfolio, which is available upon request.



CLARION GLOBAL REAL ESTATE PORTFOLIO
(formerly Neuberger Berman Real Estate Portfolio)#
------------------------------------------------------------------------------------------------------------
                                                                                     For the period from
                                                                                          May 1, 2005
                                                     For the years ended              (commencement of
                                                      December 31,                      Operations) to
  Class A                                      2007(a)        2006(a)       2005(a)  December 31, 2004(a)
------------------------------------------------------------------------------------------------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------

Net Asset Value, Beginning of Period            $___         $14.15       $12.47      $10.00
                                                 ----         ------       ------      ------
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Income from Investment Operations:

----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Net Investment Income:                                       0.28         0.30        0.55
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Net Realized and Unrealized Gains               _____        4.81         1.40        2.42
                                                             ----         ----        ----
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Total From Investment Operations                _____        5.09         1.70        2.97
                                                -----        ----         ----        ----
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Distributions:                                  _____

----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Dividends from Net Investment Income                         (0.19)       ---         (0.22)
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Distributions from Net Realized Capital Gains   _____        (0.92)       (0.02)      (0.28)
                                                             ------       ------      ------
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------

Total Distributions                             _____        (1.11)       (0.02)      (0.50)
                                                             ------       ------      ------
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Net Asset Value, End of Period                  $            $18.13       $14.15      $12.47
                                                -            ------       ------      ------
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Total Return                                    %            37.90%       13.61%      29.73%++
                                                -            ------       ------      --------
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Ratios/Supplemental Data:

----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Net Assets, End of Period (In Millions)         $            $627.5       $204.1      $77.1
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Ratios to Average Net Assets (1):

----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Expenses                                        %            0.66%        0.69%       0.84%+
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Net Investment Income                           %            1.74%        2.27%       6.76%+
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Portfolio Turnover Rate                         %            73.0%        13.5%       52.3%++
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the
Manager and Broker Rebates:                     %            0.70%        0.70%       0.84%+
----------------------------------------------- ------------ ------------ ----------- ----------------------
#     Effective April 28, 2008, the Portfolio changed its name to Clarion Global Real Estate Portfolio and ING Clarion Real Estate Securities L.P. became the Portfolio's Adviser.
+     Annualized
++    Non-annualized
(a)   Net Investment income per share was calculated using average shares outstanding.





CLARION GLOBAL REAL ESTATE PORTFOLIO
(formerly Neuberger Berman Real Estate Portfolio)#
------------------------------------------------------------------------------------------------------------
                                                                                     For the period from
                                                                                          May 1, 2005
                                                     For the years ended              (commencement of
                                                      December 31,                      Operations) to
      Class B                                   2007(a)      2006(a)      2005(a)     December 31, 2004(a)
------------------------------------------------------------------------------------------------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------

Net Asset Value, Beginning of Period            $___         $14.11       $12.47      $10.00
                                                ----         ------       ------      ------
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Income from Investment Operations:

----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Net Investment Income:                                       0.23         0.26        0.26
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Net Realized and Unrealized Gains               _____        4.81         1.40        2.69
                                                             ----         ----        ----
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Total From Investment Operations                _____        5.04         1.66        2.95
                                                -----        ----         ----        ----
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Distributions:

----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Dividends from Net Investment Income                         (0.17)       ---         (0.20)
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Distributions from Net Realized Capital Gains   _____        (0.92)       (0.02)      (0.28)
                                                             ------       ------      ------
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------

Total Distributions                             _____        (1.09)       (0.02)      (0.48)
                                                             ------       ------      ------
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Net Asset Value, End of Period                  $            $18.06       $14.11      $12.47
                                                -            ------       ------      ------
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Total Return                                    %            37.58%       13.29%      29.55%++
                                                -            ------       ------      --------
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Ratios/Supplemental Data:

----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Net Assets, End of Period (In Millions)         $            $623.4       $316.4      $167.2
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Ratios to Average Net Assets (1):

----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Expenses                                        %            0.92%        0.94%       0.98%+
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Net Investment Income                           %            1.43%        2.00%       3.45%+
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
Portfolio Turnover Rate                         %            73.0%        13.5%       52.3%++
----------------------------------------------- ------------ ------------ ----------- ----------------------
----------------------------------------------- ------------ ------------ ----------- ----------------------
(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the
Manager and Broker Rebates:                     %            0.95%        0.95%       0.98%+
----------------------------------------------- ------------ ------------ ----------- ----------------------
#     Effective April 28, 2008, the Portfolio changed its name to Clarion Global Real Estate Portfolio and ING Clarion Real Estate Securities L.P. became the Portfolio's Adviser.
+     Annualized
++    Non-annualized
(a)   Net Investment income per share was calculated using average shares outstanding.




CLARION GLOBAL REAL ESTATE PORTFOLIO
(formerly Neuberger Berman Real Estate Portfolio)#
-------------------------------------------------------------------------------------------------------------------
                                       For the period from
                                       -----------, 2007
                                       (commencement of                   For the Years Ended
                                        Operations) to                      December 31,
                                       December 31, 2007(a)    2006            2005                2004(b)
 Class E                               -------------------     ----           -----------          ------
-------------------------------------------------------------------------------------------------------------------
---------------------------------------- ------------------- ----------------- ----------------- ------------------

Net Asset Value, Beginning of Period     $                   $14.13            $12.47            $10.00
                                         -                   ------            ------            ------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
Income from Investment Operations:

---------------------------------------- ------------------- ----------------- ----------------- ------------------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
Net Investment Income:                                       0.25(a)           0.28(a)           0.33(a)
---------------------------------------- ------------------- ----------------- ----------------- ------------------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
Net Realized and Unrealized Gains        ---                 4.80              1.40              2.64
                                         ---                 ----              ----              ----
---------------------------------------- ------------------- ----------------- ----------------- ------------------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
Total From Investment Operations         ---                 5.05              1.68              2.97
                                         ---                 ----              ----              ----
---------------------------------------- ------------------- ----------------- ----------------- ------------------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
Distributions:

---------------------------------------- ------------------- ----------------- ----------------- ------------------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
Dividends from Net Investment Income                         (0.18)            ---               (0.22)
---------------------------------------- ------------------- ----------------- ----------------- ------------------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
Distributions from Net Realized          ---                 (0.92)            (0.02)            (0.28)
                                         ---                 ------            ------            ------
Capital Gains
---------------------------------------- ------------------- ----------------- ----------------- ------------------
---------------------------------------- ------------------- ----------------- ----------------- ------------------

Total Distributions                      ---                 (1.10)            (0.02)            (0.50)
                                         ---                 ------            ------            ------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
Net Asset Value, End of Period           $                   $18.08            $14.13            $12.47
                                         ---                 ------            ------            ------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
Total Return                             %+                  37.62%            13.45%            29.69%
---------------------------------------- ------------------- ----------------- ----------------- ------------------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
Ratios/Supplemental Data:

---------------------------------------- ------------------- ----------------- ----------------- ------------------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
Ratios to Average Net Assets (1):                            0.82%             0.84%             0.91%*

---------------------------------------- ------------------- ----------------- ----------------- ------------------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
Expenses                                 %+                  0.85%             0.84%             0.91%*
---------------------------------------- ------------------- ----------------- ----------------- ------------------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
Net Investment Income                    %+                  1.55%             2.14%             4.19%*
---------------------------------------- ------------------- ----------------- ----------------- ------------------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
Portfolio Turnover Rate                  %++                 73.0%             13.5%             52.3%
---------------------------------------- ------------------- ----------------- ----------------- ------------------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
Net Assets, End of Period (In Millions)  $                   $119.2            $51.3             $20.9
---------------------------------------- ------------------- ----------------- ----------------- ------------------
---------------------------------------- ------------------- ----------------- ----------------- ------------------
(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by
the Manager and %+ Broker Rebates:
---------------------------------------- ------------------- ----------------- ----------------- ------------------
#       Effective April 28, 2008, the Portfolio changed its name to Clarion Global Real Estate Portfolio and ING Clarion Real Estate Securities L.P. became the Portfolio's Adviser.
+       Annualized
++      Non-annualized
(a)     Net Investment income per share was calculated using average shares outstanding.


 FOR MORE INFORMATION
 --------------------

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

Contain additional information about the Portfolio's performance. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

                           Met Investors Series Trust
                            5 Park Plaza, Suite 1900
                            Irvine, California 92614

                                 1-800-848-3854


Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ("SEC"):

o In person      Review and copy documents in the SEC's Public Reference
                 Room in Washington, D.C. (for information call 202-551-8090).

o On line        Retrieve information from the EDGAR database on the SEC's
                 web site at: http://www.sec.gov.

o By mail        Request documents, upon payment of a duplicating fee, by
                 writing to SEC, Public Reference Section,
                 Washington, D.C. 20549 or by e-mailing the SEC at publicinfo@sec.gov.



                                SEC FILE # 811-10183

                           MET INVESTORS SERIES TRUST


                  American Funds Moderate Allocation Portfolio
                  American Funds Balanced Allocation Portfolio
                   American Funds Growth Allocation Portfolio

                           Class A and Class B Shares

                                   PROSPECTUS

                                 APRIL 28, 2008


         Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



                                TABLE OF CONTENTS

                                                                                                                Page

INTRODUCTION......................................................................................................3

         UNDERSTANDING THE TRUST..................................................................................3

         UNDERSTANDING THE PORTFOLIOS.............................................................................3

THE PORTFOLIOS....................................................................................................7

         INVESTMENT SUMMARY.......................................................................................7

AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO......................................................................9

AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO.....................................................................14

AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO.......................................................................19

PRIMARY RISKS OF THE UNDERLYING PORTFOLIOS.......................................................................24

MANAGEMENT.......................................................................................................28

THE MANAGER......................................................................................................28

DISTRIBUTION PLAN................................................................................................31

YOUR INVESTMENT..................................................................................................31

SHAREHOLDER INFORMATION..........................................................................................31

DIVIDENDS, DISTRIBUTIONS AND TAXES...............................................................................32

DIVIDENDS AND DISTRIBUTIONS......................................................................................32

SALES AND PURCHASES OF SHARES....................................................................................33

APPENDIX A......................................................................................................A-1

FOR MORE INFORMATION.............................................................................................Back Cover


                                  INTRODUCTION


UNDERSTANDING THE TRUST

     Met  Investors  Series  Trust  (the  "Trust")  is  an  open-end  management investment company that offers a selection of fifty-two managed investment portfolios or mutual funds, only three of which are offered through this Prospectus (the "Portfolios"). Each of the three Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

INVESTING THROUGH A VARIABLE INSURANCE CONTRACT

     Class A and Class B shares of the Portfolios are currently only sold to separate accounts of certain affiliates of Metropolitan Life Insurance Company (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").

     As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

     A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contract shows the classes available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

UNDERSTANDING THE PORTFOLIOS

     Each Portfolio was designed on established principles of asset allocation and risk tolerance. Each Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios"). Each Portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory, LLC (the "Manager") establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the Underlying Portfolios in which a Portfolio invests based on, among other things, the Underlying Portfolios' investment objectives and policies, the Manager's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each Underlying Portfolio and/or asset class. The Manager may add new Underlying Portfolios or replace existing Underlying Portfolios with other portfolios of American Funds Insurance Series or the Trust or Metropolitan Series Fund, Inc. The Manager may also change the allocations among the Underlying Portfolios at any time. Information regarding the Underlying Portfolios is set forth in Appendix A to this Prospectus and included in the current prospectus for those portfolios. Copies of the prospectus may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

PLEASE SEE THE CONTRACT PROSPECTUS FOR A DETAILED EXPLANATION OF YOUR CONTRACT.

         In allocating investments among Underlying Portfolios, the Manager analyzes each Underlying Portfolio's current holdings to determine the Portfolios investment style, i.e., for equities, large cap, mid cap, small cap, growth, value or both growth and value (blend) and, for fixed income, investment grade, high yield, maturity and duration. In addition, through holdings-based analysis, the Manager typically will achieve the targeted allocation to cash by counting cash held or money market securities purchased in Underlying Portfolios in which the Portfolios invest.

         At least annually, the Manager will evaluate each Portfolio's target allocation between equity and fixed-income securities, including the allocation among sub-classes of these asset classes, based on the Portfolio's risk profile. It is anticipated that changes among these two asset classes will be within a range of plus or minus 10%. At the same time, the Manager will also consider whether to make changes to each Portfolio's Underlying Portfolio target. If a new Underlying Portfolio target is established, purchases, redemptions, reinvested income and capital gains will be allocated to bring actual allocations in line with the new Underlying Portfolio target.

         The Underlying Portfolios of American Funds Insurance Series in which the Portfolios may currently invest are:


 Blue Chip Income and Growth Fund     Global Small Capitalization Fund
 Bond Fund                            Growth-Income Fund
 Cash Management Fund                 Growth Fund
 Global Bond Fund                     High-Income Bond Fund
 Global Discovery Fund                International Fund
 Global Growth Fund                   New World Fund
 Global Growth and Income Fund        U.S. Government/AAA-Rated Securities Fund


         There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolios. The Manager may take into account these capacity considerations when allocating investments among the Underlying Portfolios. In some instances, the Manager or its affiliates may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting the Portfolios' opportunity to invest in the Underlying Portfolio.

         The following chart describes the targeted allocation, as of the date of this Prospectus, among the range of equities, fixed income and cash/money market securities for the Portfolios. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios since each Underlying Portfolio may contain one or more asset classes (e.g. equity and fixed income) and each Underlying Portfolio may contain various sub-sets of an asset class (e.g. small cap, mid cap equity and international securities).

         The Manager may add new Underlying Portfolios, including affiliated Underlying Portfolios, or replace existing Underlying Portfolios or change the allocation of the Underlying Portfolios at any time.



--------------------------------------------- -------------------- ------------------ -------------------

Asset Class                                      Moderate             Balanced             Growth
                                                Allocation           Allocation          Allocation
--------------------------------------------- -------------------- ------------------ -------------------
--------------------------------------------- -------------------- ------------------ -------------------
Range of Equities                                     50%                 65%                85%
--------------------------------------------- -------------------- ------------------ -------------------
--------------------------------------------- -------------------- ------------------ -------------------
  International                                       10%                 13%                17%
  Domestic                                            40%                 52%                68%
--------------------------------------------- -------------------- ------------------ -------------------
--------------------------------------------- -------------------- ------------------ -------------------
Range of Fixed Income                                 45%                 30%                10%
--------------------------------------------- -------------------- ------------------ -------------------
--------------------------------------------- -------------------- ------------------ -------------------
  Investment Grade                                    30%                 21%                 7%
  High Yield                                          10%                 6%                  2%
  Foreign Fixed Income                                5%                  3%                  1%
--------------------------------------------- -------------------- ------------------ -------------------
--------------------------------------------- -------------------- ------------------ -------------------
Range of Cash/Money Market*                           5%                  5%                  5%
--------------------------------------------- -------------------- ------------------ -------------------

* Through holdings-based analysis the Manager typically will achieve the targeted allocation to cash by counting cash held or money market securities purchased in Underlying Portfolios in which the Portfolios invest.

         Although the investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, a Portfolio's actual allocations could vary substantially from the target allocations. Actual allocations may be different from the target allocations because of, for example, changes to the Underlying Portfolios' asset values due to market movements. The Manager may effect purchases and redemptions in the Underlying Portfolios in a way to bring actual allocations more closely in line with the target allocations. In addition, the Manager may, from time to time, rebalance allocations to the Underlying Portfolios to correspond to the target allocations.

         The actual allocation percentages of each Portfolio's investments in the Underlying Portfolios are available from the Trust at the following website--www.metlifeinvestors.com. Upon accessing the website, click on the "Individuals Enter Here" section, then click on "Met Investors Series Trust", then click on the "American Funds Asset Allocation Program Current Portfolio Allocations" icon where you will find actual allocations for each of the Portfolios as of the end of the prior quarter. This information will be updated periodically to reflect the actual allocations.

         Under adverse market or economic conditions, each Portfolio could invest for temporary defensive purposes some or all of the assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objectives.

         Because the Portfolios invest in Underlying Portfolios, the costs of investing in a Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. A Portfolio, as a shareholder, will pay its share of the Underlying Portfolios' expenses as well as the Portfolio's own expenses. Therefore, an investment in a Portfolio may result in the duplication of certain expenses.

         The Manager has broad discretion to allocate and reallocate the assets of each Portfolio among the Underlying Portfolios consistent with the Portfolio's investment objective and policies and target allocations. In addition to the investment advisory fee charged by the Manager for its asset allocation services, the Manager and its affiliates indirectly would receive investment advisory fees from any affiliated underlying portfolios in which each Portfolio may invest. In this regard, the Manager has an incentive to select and invest the Portfolios' assets in affiliated underlying portfolios with higher fees than other Underlying Portfolios. Also the Manager may believe that certain underlying portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, the Manager is obligated to disregard these incentives. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolios and the underlying portfolios of the Trust. The Manager may add new underlying portfolios or replace existing underlying portfolios or change the allocation of the underlying portfolios at any time.

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

                                 THE PORTFOLIOS


INVESTMENT SUMMARY

         Each Portfolio's summary discusses the following:

INVESTMENT OBJECTIVE

         What is the Portfolio's investment goal?

PRINCIPAL INVESTMENT STRATEGY

         How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain?

PRIMARY RISKS

         What are the specific risks of investing in the Portfolio and the Underlying Portfolios?

PAST PERFORMANCE

         How well has the Portfolio performed over time?

FEES AND EXPENSES

         What is the cost of investing in the Portfolio?

         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Underlying Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments in the Underlying Portfolios.

         The SAI provides more detailed information regarding the various types of securities that each Portfolio and the Underlying Portfolios may purchase and certain investment techniques and practices of the investment adviser to the Underlying Portfolios.

         The Contracts may be sold by banks.

AN INVESTMENT IN A PORTFOLIO OF THE TRUST THROUGH A CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED BY, ANY BANK, AND IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT.


[Side Bar]

EACH PORTFOLIO IN THIS PROSPECTUS IS A MUTUAL FUND: A POOLED INVESTMENT THAT IS PROFESSIONALLY MANAGED AND THAT GIVES YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS. EACH PORTFOLIO STRIVES TO REACH ITS STATED INVESTMENT OBJECTIVE, WHICH CAN BE CHANGED WITHOUT SHAREHOLDER APPROVAL. AS WITH ALL MUTUAL FUNDS, THERE IS NO GUARANTEE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

                  AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE:

         High total return in the form of income and growth of capital, with a greater emphasis on income.

PRINCIPAL INVESTMENT STRATEGY:

         The Portfolio seeks to achieve its objective by investing in Class 1 shares of a diversified group of Underlying Portfolios of the American Funds Insurance Series. Under normal circumstances, the Portfolio primarily invests in large cap, small cap, mid cap and international equity Underlying Portfolios and also invests in fixed income Underlying Portfolios in accordance with targeted allocations of 50% to equity securities and 50% to fixed income securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of the date of this Prospectus, are set forth above in "Understanding the Portfolios."

         The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

         The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest primarily in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers as well as Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest high-yield, high-risk bonds.

         The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio. However, the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

         The Portfolio intends to invest in the following Underlying Portfolios at the approximate percentages indicated below.



         ------------------------------------------------------------------- --------------------
                                Underlying Portfolio                             Percentage

         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
         Fixed Income                                                               50%*
         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
              U.S. Government/AAA-Rated Securities Fund                             23%
              Bond Fund                                                             10%
              Global Bond Fund                                                       6%
              High-Income Bond Fund                                                 11%
         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
         Equities                                                                   50%*
         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
              Growth-Income Fund                                                     30%
              Growth Fund                                                            12%
              Global Small Capitalization Fund                                        2%
              International Fund                                                      4%
              New World Fund                                                          2%
         ------------------------------------------------------------------- --------------------
            *    Through holdings-based analysis, the Manager typically will achieve the targeted allocation to cash by counting cash held or money market securities purchased in Underlying Portfolios.
                 Actual allocations usually will be 50% Equities, 45%
                 Fixed Income, and 5% Cash/Money Market.



PRIMARY RISKS:

         An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

     o Performance Risk - Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

     o Non-diversification Risk - The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

         The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate. Each risk is described in "Primary Risks of the Underlying Portfolios" and in the American Funds Insurance Series' prospectus with respect to each Underlying Portfolio.

o        Market risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

o        Mortgage-related securities risk


PAST PERFORMANCE:

         As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available.

FEES AND EXPENSES:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2008, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect the fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.



SHAREHOLDER TRANSACTION EXPENSES--N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
----------------------------------------------------------------- -------------------------- -------------------------
                                                                           Class A                   Class B
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------

Management Fee                                                                 %                     %
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
12b-1 Fees                                                                   N/A                      0.25%
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
Other Expenses                                                                 %                     %
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
Total Annual Portfolio Operating Expenses Before Expense Waiver                %                     %
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
Contractual Expense Waiver*                                                    %                     %
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
Total Annual Portfolio Operating Expenses After Expense Waiver                 %                     %
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
Net Expenses of Underlying Portfolios**                                        %                     %
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
Total Annual Portfolio Operating Expenses                                      %                     %
And Net Indirect Expenses of Underlying Portfolios
----------------------------------------------------------------- -------------------------- -------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total direct Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed % and %, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

** As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The estimated expenses of the Underlying Portfolios are based upon the weighted average of the total operating expenses of the Underlying Portfolios after expense waiver allocated to the Portfolio at December 31, 2007.

         Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.

EXAMPLE

         The following Example is to help you compare the cost of investing in the Portfolio including the cost of investing in the Underlying Portfolios with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio and the Underlying Portfolios remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.


EXAMPLE OF PORTFOLIO EXPENSES

    ---------------------- --------------------- --------------------
                                     Class A               Class B
    ---------------------- --------------------- --------------------
    ---------------------- --------------------- --------------------
    1 Year                 $                     $
    ---------------------- --------------------- --------------------
    ---------------------- --------------------- --------------------
    3 Years                $                     $
    ---------------------- --------------------- --------------------

                  AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE:

            A balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

PRINCIPAL INVESTMENT STRATEGY:

         The Portfolio seeks to achieve its objective by investing in Class 1 shares of a diversified group of Underlying Portfolios of the American Funds Insurance Series. Under normal circumstances, the Portfolio primarily invests in large cap, small cap, mid cap and international equity Underlying Portfolios and also invests in fixed income Underlying Portfolios in accordance with targeted allocations of 65% to equity securities and 35% to fixed income securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of the date of this Prospectus, are set forth above in "Understanding the Portfolios."

         The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

         The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest primarily in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds.

         The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio. However, the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

         The Portfolio intends to invest in the following Underlying Portfolios at the approximate percentages indicated below.




         ------------------------------------------------------------------- --------------------
                                Underlying Portfolio                             Percentage

         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------

         Fixed Income                                                                30%*
         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
              U.S. Government/AAA-Rated Securities Fund                              15%
              Bond Fund                                                               5%
              Global Bond Fund                                                        3%
              High-Income Bond Fund                                                   7%
         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
         Equities                                                                    70%*
         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
              Growth-Income Fund                                                     37%
              Growth Fund                                                            21%
              Global Small Capitalization Fund                                        3%
              International Fund                                                      6%
              New World Fund                                                          3%
         ------------------------------------------------------------------- --------------------

     * Through holdings-based analysis, the Manager typically will achieve the targeted allocation to cash by counting cash held or money market securities purchased in Underlying Portfolios. Actual allocations usually will be 65% Equities, 30% Fixed Income, and 5% Cash/Money Market.

PRIMARY RISKS:

         An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

     o Performance Risk--Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

     o Non-diversification Risk--The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

         The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate. Each risk is described in "Primary Risks of the Underlying Portfolios" and in the American Funds Insurance Series' prospectus with respect to each Underlying Portfolio.



o        Market risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

o        Mortgage-related securities risk


PAST PERFORMANCE:

         As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available.

FEES AND EXPENSES:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2008, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect the fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.


SHAREHOLDER TRANSACTION EXPENSES--N/A

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)

----------------------------------------------------------------- -------------------------- -------------------------
                                                                           Class A                   Class B
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------

Management Fee                                                              %                     %
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
12b-1 Fees                                                                   N/A                  0.25%
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
Other Expenses                                                              %                     %
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
Total Annual Portfolio Operating Expenses Before Expense Waiver             %                     %
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
Contractual Expense Waiver*                                                 %                     %
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
Total Annual Portfolio Operating Expenses After Expense Waiver              %                     %
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
Net Expenses of Underlying Portfolios**                                     %                     %
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
Total Annual Portfolio Operating Expenses                                   %                     %
And Net Indirect Expenses of Underlying Portfolios
----------------------------------------------------------------- -------------------------- -------------------------


* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total direct Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed % and %, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

** As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The estimated expenses of the Underlying Portfolios are based upon the weighted average of the total operating expenses of the Underlying Portfolios after expense waiver allocated to the Portfolio at December 31, 2007.

         Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.

EXAMPLE

         The following Example is to help you compare the cost of investing in the Portfolio including the cost of investing in the Underlying Portfolios with the cost of investing in other funds. The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio and the Underlying Portfolios remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES


     --------------------- ----------------------- -------------------
                                     Class A                 Class B
     --------------------- ----------------------- -------------------
     --------------------- ----------------------- -------------------
     1 Year                $                       $
     --------------------- ----------------------- -------------------
     --------------------- ----------------------- -------------------
     3 Years               $                       $
     --------------------- ----------------------- -------------------

                   AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE:

         Growth of capital.

PRINCIPAL INVESTMENT STRATEGY:

         The Portfolio seeks to achieve its objective by investing in Class 1 shares of a diversified group of Underlying Portfolios of the American Funds Insurance Series. Under normal circumstances, the Portfolio primarily invests in large cap, small cap, mid cap and international equity Underlying Portfolios and also invests in fixed income Underlying Portfolios in accordance with targeted allocations of 85% to equity securities and 15% to fixed income securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of the date of this Prospectus, are set forth above in "Understanding the Portfolios."

         The Portfolio seeks to achieve capital growth primarily through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential. The Portfolio seeks to achieve capital growth secondarily through its investments in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may invest in Underlying Portfolios that invest substantially all of their assets in U.S. government securities as well as Underlying Portfolios that invest in investment grade and high yield, high risk bonds.

         The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio. However, the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

         The Portfolio intends to invest in the following Underlying Portfolios at the approximate percentages indicated below.






         ------------------------------------------------------------------- --------------------
                                Underlying Portfolio                             Percentage

         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------

         Fixed Income                                                               10%*
         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
              U.S. Government/AAA-Rated Securities Fund                              5%
              Bond Fund                                                              2%
              Global Bond Fund                                                       1%
              High-Income Bond Fund                                                  2%
         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
         Equities                                                                   90%*
         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
              Growth-Income Fund                                                    44%
              Growth Fund                                                           32%
              Global Small Capitalization Fund                                       4%
              International Fund                                                     6%
              New World Fund                                                         4%
         ------------------------------------------------------------------- --------------------

     * Through holdings-based analysis, the Manager typically will achieve the targeted allocation to cash by counting cash held or money market securities purchased in Underlying Portfolios. Actual allocations usually will be 85% Equities, 10% Fixed Income, and 5% Cash/Money Market.


PRIMARY RISKS:

         An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

     o Performance Risk--Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

     o Non-diversification Risk--The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

         The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate. Each risk is described in "Primary Risks of the Underlying Portfolios" in the American Funds Insurance Series' prospectus with respect to each Underlying Portfolio.

o        Market risk

o        Interest rate risk

o        Credit risk

o        Foreign investment risk

o        Market capitalization risk

o        High yield debt security risk

o        Investment style risk

o        Mortgage-related securities risk


PAST PERFORMANCE:

         As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available.

FEES AND EXPENSES:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2008, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect the fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.



SHAREHOLDER TRANSACTION EXPENSES--N/A

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)

----------------------------------------------------------------- -------------------------- -------------------------
                                                                           Class A                   Class B
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------

Management Fee                                                              %                             %
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
12b-1 Fees                                                                   N/A                      0.25%
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
Other Expenses                                                              %                             %
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
Total Annual Portfolio Operating Expenses Before Expense Waiver             %                             %
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
Contractual Expense Waiver*                                                 %                             %
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
Total Annual Portfolio Operating Expenses After Expense Waiver              %                             %
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
Net Expenses of Underlying Portfolios**                                     %                             %
----------------------------------------------------------------- -------------------------- -------------------------
----------------------------------------------------------------- -------------------------- -------------------------
Total Annual Portfolio Operating Expenses                                   %                             %
And Net Indirect Expenses of Underlying Portfolios
----------------------------------------------------------------- -------------------------- -------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total direct Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed % and %, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

** As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The estimated expenses of the Underlying Portfolios are based upon the weighted average of the total operating expenses of the Underlying Portfolios after expense waiver allocated to the Portfolio at December 31, 2007.

         Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.


EXAMPLE

         The following Example is to help you compare the cost of investing in the Portfolio including the cost of investing in the Underlying Portfolios with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio and the Underlying Portfolios remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.



EXAMPLE OF PORTFOLIO EXPENSES



    ---------------------- --------------------- -----------------------
                                     Class A               Class B
    ---------------------- --------------------- -----------------------
    ---------------------- --------------------- -----------------------
    1 Year                 $                     $
    ---------------------- --------------------- -----------------------
    ---------------------- --------------------- -----------------------
    3 Years                $                     $
    ---------------------- --------------------- -----------------------

                   PRIMARY RISKS OF THE UNDERLYING PORTFOLIOS

RISKS OF THE UNDERLYING PORTFOLIOS

         One or more of the following primary risks may apply to the Underlying Portfolios. Please see the Investment Summary for your particular Portfolio to determine which risks apply to the Underlying Portfolios. The greater a Portfolio's investment in a particular asset class, the greater the impact to the Portfolio of the risks related to the class. For example, American Funds Growth Strategy Portfolio and the American Funds Balanced Strategy Portfolio will be more impacted by market risk because more of their assets will be invested in U.S. and international stocks while the American Funds Moderate Strategy Portfolio will be more impacted by credit risk and interest rate risk because 50% of its assets will be invested in debt securities. Please note that there are many other circumstances that could adversely affect your investment and prevent an Underlying Portfolio from reaching its objective, which are not described here.

MARKET RISK

         An Underlying Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by an Underlying Portfolio's investment adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Underlying Portfolio's shares.

INTEREST RATE RISK

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If an Underlying Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of the Underlying Portfolio's fixed income investments will affect the volatility of the Underlying Portfolio's share price.

CREDIT RISK

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. An Underlying Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Underlying Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

HIGH YIELD DEBT SECURITY RISK

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. An Underlying Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, an Underlying Portfolio's investment adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When an Underlying Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

FOREIGN INVESTMENT RISK

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

o    Foreign markets may be less liquid and more volatile than U.S. markets.

o Foreign securities often trade in currencies other than the U.S. dollar, and an Underlying Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect an Underlying Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio's foreign currency or securities holdings.

o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

         Investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

MARKET CAPITALIZATION RISK

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing an Underlying Portfolio that invests in these companies to increase in value more rapidly than an Underlying Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, dependency on a few key personnel for management compared to companies with greater financial resources, and a more limited trading market for their stocks as compared with larger companies.

         In addition, securities of these companies are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies and an Underlying Portfolio may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies.

INVESTMENT STYLE RISK

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

MORTGAGE-RELATED SECURITIES RISK

         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that an Underlying Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose an Underlying Portfolio to a lower rate of return when it reinvests the principal. Further, an Underlying Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of an Underlying Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

MANAGEMENT

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager is expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Manager. Information about the Trustees and executive officers of the Trust is contained in the SAI.

THE MANAGER

         Met Investors Advisory, LLC (the "Manager"), 5 Park Plaza, Suite 1900, Irvine, California 92614, manages all of the Portfolios. The Manager is responsible for the general management and administration of the Trust and the Portfolios. In addition to its managerial responsibilities, the Manager also is responsible for determining the asset allocation range for the Portfolios and ensuring that the allocations are consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for the Portfolios, the Manager will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolios based on the investment objectives and policies of the Underlying Portfolios, the Manager's investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio.

         The Portfolios are managed by an Investment Committee composed of Elizabeth M. Forget, John Guthrie, Jr., CFA, Alan C. Leland, Jr., CFA,
Thomas C. McDevitt, CIMA, Darrel A. Olson, CFA and  Jeffrey L. Bernier, CIMA.

         Ms. Forget, chair of the Committee, has been President of the Manager since December 2000, has been President and Trustee of the Trust since December 2000, has been a Senior Vice President of MetLife, Inc. since May 2007, has been President of MetLife Advisers, LLC since May 2006, and has been Trustee of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II since August 2006.

         Mr. Guthrie, CFA, Vice President of the Manager, is also Senior Vice President of MetLife Advisers, LLC and serves on MetLife Advisers LLC's Board of Managers. He is also a Vice President of Metropolitan Life Insurance Company. Mr. Guthrie joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1969 and has served in various positions since that time.

         Mr. Leland, CFA, Vice President of the Manager, joined MetLife in 1974. Prior to becoming Vice President of Metropolitan Life Insurance Company in the Annuity Product Management business unit and Chief Financial Officer of MetLife Advisers, LLC, he worked in both MetLife's Investment Department and Group Pension Department.

         Mr. McDevitt, CIMA, Vice President of the Manager, also is a Vice President of MetLife Advisers, LLC and is primarily responsible for the oversight of the investment functions of Metropolitan Series Fund, Inc.'s subadvisers and performance analyses of Metropolitan Series Fund, Inc.'s portfolios. Mr. McDevitt joined Metropolitan Life Insurance Company in 1980 and was responsible for the development, marketing and servicing of an asset allocation and investment advisory service for group pension clients.

         Mr. Olson, CFA, Vice President of the Manager, has been with Metropolitan Life Insurance Company for over 25 years and is a Director in the Investments Department. Currently, Mr. Olson manages the assets under MetLife's Employee Benefit Plans. In addition, Mr. Olson serves as Chief of Staff for a review board that oversees all of MetLife's use of unaffiliated managers.

         Mr. Bernier, CIMA, joined MetLife in December 2007 as a Vice President. He has been a Senior Vice President of the Metropolitan Series Fund, Inc. and MetLife Advisers since 2008. From July 2004 to December 2007 Mr. Bernier was a Director and Senior Investment Analyst of Investment Management Services for John Hancock Financial Services. From May 2000 to December 2001 Mr. Bernier was an Assistant Vice President in the Corporate and Investment Banking division of Wachovia Securities.

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing investment adviser or as an additional investment adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing investment adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the investment adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new investment adviser that normally is provided in a proxy statement.

         As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The management fees for each Portfolio are:



------------------------------------------------------------ ---------------------------------------------------------
                         PORTFOLIO                                                MANAGEMENT FEE
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

American Funds Moderate Allocation Portfolio                                   0.10% of such assets
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
American Funds Balanced Allocation Portfolio                                   0.10% of such assets
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
American Funds Growth Allocation Portfolio                                     0.10% of such assets
------------------------------------------------------------ ---------------------------------------------------------


         The SAI provides additional information about each Committee member's compensation, other accounts managed and the member's ownership of securities in the Portfolios.

         A discussion regarding the basis for the decision to the Trust's Board of Trustees to approve the management agreement with the Manager is available in each Portfolio's semi- annual report.

EXPENSE LIMITATION AGREEMENT

         In the interest of limiting expenses of each Portfolio until April 30, 2009, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total direct annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to % of daily net assets in the case of each Portfolio.

         Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the then existing percentage limits. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio's total annual expense ratio is less than the respective percentages stated above.

         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

DISTRIBUTION PLAN

         Each Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Pursuant to the Plan, each Portfolio has entered into a Distribution Agreement with MetLife Investors Distribution Company located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plan, the Trust, on behalf of each Portfolio, is permitted to pay to various service providers up to 0.50% of the average daily net assets of the Portfolio as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments are limited to 0.25% of average net assets which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

SHAREHOLDER INFORMATION

         The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to vote in order for MetLife to echo vote the remaining unvoted votes. MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to vote, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether an item passes or fails. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

DISCLOSURE OF PORTFOLIO HOLDINGS

         Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the Insurance Company websites (including www.metlifeinvestors.com): (i) the portfolio holdings of each Portfolio and (ii) the percentage of the Portfolio's net assets that each of the portfolio holdings represents. This information is posted on the website as early as on or about the tenth business day following the calendar quarter and no later than on or about the first business day of the second month following the calendar quarter. The Trust may exclude any portion of these holdings from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above. For these purposes, a Portfolio's portfolio holdings are not considered to include transactions transmitted to the Trust's custodian after certain established cut-off times.

         A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS


         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of each Portfolio are distributed once a year and reinvested in the Portfolio.

TAXES

         Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. Similarly, an investment in an Underlying Portfolio by a Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, so long as shares of the Underlying Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios and Underlying Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

REPORT TO POLICYHOLDERS

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports and statements which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

SALES AND PURCHASES OF SHARES

         The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

PURCHASE AND REDEMPTION OF SHARES

         MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

         The Portfolios are available as investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transaction costs for a Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

     Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

MARKET TIMING

         The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. If, based on such monitoring, the Manager believes (i) that a Portfolio's cashflows may reflect a pattern of market timing or (ii) that a Portfolio's cash flows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of Portfolio, amount of assets), the Manager will refer the matter to the appropriate insurance company or companies.

         Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive transaction information in the shares of the Trust's Portfolios and to limit transactions that violate the Trust's policies on market timing.

         If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

LIMITATIONS ON THE TRUST'S ABILITY TO DETECT AND DETER MARKET TIMING

         The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

RISKS ASSOCIATED WITH MARKET TIMING GENERALLY

         While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

         Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

         A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

VALUATION OF SHARES

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of net asset value ("NAV") but after the close of the primary markets on which the security is traded.

         The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

         Each Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

         Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

                                   APPENDIX A


                                 DESCRIPTION OF
                       THE AMERICAN FUND INSURANCE SERIES
                              UNDERLYING PORTFOLIOS

Each of the Portfolios may invest in Class 1 shares of the American Fund Insurance Funds (the "Underlying Portfolios"). The following tables set forth:
(i) the names of the Underlying Portfolios, (ii) the expense ratios of the Class 1 shares of the Underlying Portfolios for the most recent fiscal year, and (ii) brief descriptions of the Underlying Portfolios investment goals and principal strategies. Each of the Underlying Portfolios is managed by Capital Research and Management Company. Additional investment practices are described in the American Funds Insurance Funds' SAI and in the prospectus for the Underlying Portfolios.



                                  Expense
     Underlying Portfolio          Ratio                 Goal and Principal Strategy
    ---------------------        ---------               --------------------------

Global Small Capitalization     %             The Fund seeks to grow over time by investing primarily in stocks
Fund                                          of Fund smaller  companies,  located around the world.  Normally, the Fund invests at least 80%, of its assets in equity securities of companies with small market  capitalizations,  measured at the
                                              time  of  purchase.   However,   the  Fund's   holding  of  small
                                              capitalization  stocks  may fall below the 80%  threshold  due to subsequent market action.

Growth Fund                     %             The Fund seeks to grow by investing primarily in commons tocks of companies that appear to offer superior opportunities for growth of capital.  In seeking to pursue its investment objective, the Fund may invest in the securities of issuers representing a broad range of market capitalizations.

International Fund              %             The Fund seeks to grow over time by investing primarily in common stocks of companies located outside the United States.  The Fund is designed for investors seeking capital appreciation through stocks.
                                              Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

New World Fund                  %             The Fund seeks to grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.  The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.  The Fund is designed for investors seeking capital appreciation.

Growth-Income Fund              %             The Fund seeks to grow and provide income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.  The Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in S&P
                                              500 Index.

Bond Fund                       %             The Fund seeks to maximize current income and preserve capital.
                                              Normally, the Fund invests at least 80% of its assets in bonds.  The
                                              Fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to
                                              35% of its assets in bonds rated Ba or below by Moody's Investors
                                              Service and BB or below by Standard & Poor's Ratings Service or unrated but determined to be of equivalent quality.

High-Income Bond Fund           %             The Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities
                                              (rated Ba or below by Moody's Investors Service or BB or below by
                                              Standard & Poor's Ratings Service or unrated but determined to be of equivalent quality).  The Fund may also invest up to 25% of its assets in securities of non-U.S. issuers.  Normally, the Fund invests at least 80% of its assets in bonds.

U.S. Government/AAA-Rated       %             The Fund seeks to provide a high level of current income, as well as
Securities Fund                               preservation of investment. Normally, the Fund will invest at least
                                              80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the  U.S. government or debt securities that are rated Aaa by Moody's Investors Service or AAA by
                                              Standard & Poor's Ratings Service or unrated but determined to be of equivalent quality. The Fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

                                              The Fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the
                                              U.S. government and are supported only by the credit of the issuer.
                                              Such securities may include mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the
                                              Federal Home Loan Mortgage ("Freddie Mac") are neither issued nor guaranteed by the U.S. Treasury.

Global Bond Fund                %             The Fund seeks to provide a high level of total return as is consistent with prudent management, by investing primarily in investment grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.  The Fund may also invest in lower quality, higher yielding debt securities, sometimes referred to as "junk bonds."  The total return of the Fund will be the result of interest income, changes in the market value of the Fund's investments and changes in the value of other  currencies relative to the U.S. dollar.



FOR MORE INFORMATION


         If you would like more information about a Portfolio, the following documents are available to you free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

         Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

IF YOU WOULD LIKE A COPY OF THE CURRENT VERSIONS OF THESE DOCUMENTS, OR OTHER INFORMATION ABOUT A PORTFOLIO, CONTACT:

                           MET INVESTORS SERIES TRUST
                                  5 PARK PLAZA
                                   SUITE 1900
                            IRVINE, CALIFORNIA 92614

                                 1-800-848-3854

     Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ("SEC"):

[_] IN PERSON Review and copy documents in the SEC's Public Reference Room in Washington, D.C. (for information call 202-551-8090).

[_] ON LINE Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.

[_] BY MAIL Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549 or by e-mailing the SEC at publicinfo@sec.gov.

                              SEC FILE # 811-10183

                           MET INVESTORS SERIES TRUST




                   American Funds Moderate Allocation Portfolio
                   American Funds Balanced Allocation Portfolio
                    American Funds Growth Allocation Portfolio

                                 Class C Shares

                                   PROSPECTUS

                                 APRIL 28, 2008


         Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



                                TABLE OF CONTENTS

                                                                                                                Page
Introduction......................................................................................................3
         Understanding the Trust..................................................................................3
         Understanding the Portfolios.............................................................................3
The Portfolios....................................................................................................7
         Investment Summary.......................................................................................7
                    American Funds Moderate Allocation Portfolio..................................................9
                    American Funds Balanced Allocation Portfolio.................................................14
                    American Funds Growth Allocation Portfolio...................................................19
         Primary Risks Of the Underlying Portfolios..............................................................23
         Management..............................................................................................27
                    The Manager..................................................................................27
                    Distribution Plan............................................................................30
Your Investment..................................................................................................30
         Shareholder Information.................................................................................30
         Dividends, Distributions and Taxes......................................................................31
         Sales and Purchases of Shares...........................................................................32
Appendix A........................................................................................................1
For More Information..............................................................................................1


                                  INTRODUCTION


UNDERSTANDING THE TRUST

         Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of fifty-two managed investment portfolios or mutual funds, only three of which are offered through this Prospectus (the "Portfolios"). Each of the three Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

         INVESTING THROUGH A VARIABLE INSURANCE CONTRACT

         Class C shares of the Portfolios are currently only sold to separate accounts of certain affiliates of Metropolitan Life Insurance Company (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").

         As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

         Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

UNDERSTANDING THE PORTFOLIOS

         Each Portfolio was designed on established principles of asset allocation and risk tolerance. Each Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios"). Each Portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory, LLC (the "Manager") establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the Underlying Portfolios in which a Portfolio invests based on, among other things, the Underlying Portfolios' investment objectives and policies, the Manager's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each Underlying Portfolio and/or asset class. The Manager may add new Underlying Portfolios or replace existing Underlying Portfolios with other portfolios of American Funds Insurance Series or the Trust or Metropolitan Series Fund, Inc. The Manager may also change the allocations among the Underlying Portfolios at any time. Information regarding the Underlying Portfolios is set forth in Appendix A to this Prospectus and included in the current prospectus for those portfolios. Copies of the prospectus may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

PLEASE SEE THE CONTRACT PROSPECTUS FOR A DETAILED EXPLANATION OF YOUR CONTRACT.

         In allocating investments among Underlying Portfolios, the Manager analyzes each Underlying Portfolio's current holdings to determine the Portfolios investment style, i.e., for equities, large cap, mid cap, small cap, growth, value or both growth and value (blend) and, for fixed income, investment grade, high yield, maturity and duration. In addition, through holdings-based analysis, the Manager typically will achieve the targeted allocation to cash by counting cash held or money market securities purchased in Underlying Portfolios in which the Portfolios invest.

         At least annually, the Manager will evaluate each Portfolio's target allocation between equity and fixed-income securities, including the allocation among sub-classes of these asset classes, based on the Portfolio's risk profile. It is anticipated that changes among these two asset classes will be within a range of plus or minus 10%. At the same time, the Manager will also consider whether to make changes to each Portfolio's Underlying Portfolio target. If a new Underlying Portfolio target is established, purchases, redemptions, reinvested income and capital gains will be allocated to bring actual allocations in line with the new Underlying Portfolio target.

         The Underlying Portfolios of American Funds Insurance Series in which the Portfolios may currently invest are:



       Blue Chip Income and Growth Fund                                  Global Small Capitalization Fund
       Bond Fund                                                         Growth-Income Fund
       Cash Management Fund                                              Growth Fund
       Global Bond Fund                                                  High-Income Bond Fund
       Global Discovery Fund                                             International Fund
       Global Growth Fund                                                New World Fund
       Global Growth and Income Fund                                     U.S. Government/AAA-Rated Securities Fund


         There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolios. The Manager may take into account these capacity considerations when allocating investments among the Underlying Portfolios. In some instances, the Manager or its affiliates may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting the Portfolios' opportunity to invest in the Underlying Portfolio.

         The following chart describes the targeted allocation, as of the date of this Prospectus, among the range of equities, fixed income and cash/money market securities for the Portfolios. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios since each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various sub-sets of an asset class (e.g., small cap, mid cap equity and international securities).

         The Manager may add new Underlying Portfolios, including affiliated Underlying Portfolios, or replace existing Underlying Portfolios or change the allocation of the Underlying Portfolios at any time.


--------------------------------------------- -------------------- ------------------ -------------------
Asset Class                                   Moderate Allocation      Balanced       Growth Allocation
                                                                      Allocation
--------------------------------------------- -------------------- ------------------ -------------------
--------------------------------------------- -------------------- ------------------ -------------------
Range of Equities                                     50%                 65%                85%
--------------------------------------------- -------------------- ------------------ -------------------
--------------------------------------------- -------------------- ------------------ -------------------
  International                                       10%                 13%                17%
  Domestic                                            40%                 52%                68%
--------------------------------------------- -------------------- ------------------ -------------------
--------------------------------------------- -------------------- ------------------ -------------------
Range of Fixed Income                                 45%                 30%                10%
--------------------------------------------- -------------------- ------------------ -------------------
--------------------------------------------- -------------------- ------------------ -------------------
  Investment Grade                                    30%                 21%                 7%
  High Yield                                          10%                 6%                  2%
  Foreign Fixed Income                                5%                  3%                  1%
--------------------------------------------- -------------------- ------------------ -------------------
--------------------------------------------- -------------------- ------------------ -------------------
Range of Cash/Money Market*                           5%                  5%                  5%
--------------------------------------------- -------------------- ------------------ -------------------

* Through holdings-based analysis the Manager typically will achieve the targeted allocation to cash by counting cash held or money market securities purchased in Underlying Portfolios in which the Portfolios invest.

         Although the investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, a Portfolio's actual allocations could vary substantially from the target allocations. Actual allocations may be different from the target allocations because of, for example, changes to the Underlying Portfolios' asset values due to market movements. The Manager may effect purchases and redemptions in the Underlying Portfolios in a way to bring actual allocations more closely in line with the target allocations. In addition, the Manager may, from time to time, rebalance allocations to the Underlying Portfolios to correspond to the target allocations.

         The actual allocation percentages of each Portfolio's investments in the Underlying Portfolios are available from the Trust at the following website--www.metlifeinvestors.com. Upon accessing the website, click on the "Individuals Enter Here" section, then click on "Met Investors Series Trust", then click on the "American Funds Asset Allocation Program Current Portfolio Allocations" icon where you will find actual allocations for each of the Portfolios as of the end of the prior quarter. This information will be updated periodically to reflect the actual allocations.

         Under adverse market or economic conditions, each Portfolio could invest for temporary defensive purposes some or all of the assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objectives.

         Because the Portfolios invest in Underlying Portfolios, the costs of investing in a Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. A Portfolio, as a shareholder, will pay its share of the Underlying Portfolios' expenses as well as the Portfolio's own expenses. Therefore, an investment in a Portfolio may result in the duplication of certain expenses.

         The Manager has broad discretion to allocate and reallocate the assets of each Portfolio among the Underlying Portfolios consistent with the Portfolio's investment objective and policies and target allocations. In addition to the investment advisory fee charged by the Manager for its asset allocation services, the Manager and its affiliates indirectly would receive investment advisory fees from any affiliated underlying portfolios in which each Portfolio may invest. In this regard, the Manager has an incentive to select and invest the Portfolios' assets in affiliated underlying portfolios with higher fees than other Underlying Portfolios. Also the Manager may believe that certain underlying portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, the Manager is obligated to disregard these incentives. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolios and the underlying portfolios of the Trust. The Manager may add new underlying portfolios or replace existing underlying portfolios or change the allocation of the underlying portfolios at any time.

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

                                 THE PORTFOLIOS


INVESTMENT SUMMARY

         Each Portfolio's summary discusses the following:

INVESTMENT OBJECTIVE

         What is the Portfolio's investment goal?

PRINCIPAL INVESTMENT STRATEGY

         How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain?

PRIMARY RISKS

         What are the specific risks of investing in the Portfolio and the Underlying Portfolios?

PAST PERFORMANCE

         How well has the Portfolio performed over time?

FEES AND EXPENSES

         What is the cost of investing in the Portfolio?

         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Underlying Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments in the Underlying Portfolios.

         The SAI provides more detailed information regarding the various types of securities that each Portfolio and the Underlying Portfolios may purchase and certain investment techniques and practices of the investment adviser to the Underlying Portfolios.

         The Contracts may be sold by banks.

AN INVESTMENT IN A PORTFOLIO OF THE TRUST THROUGH A CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED BY, ANY BANK, AND IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT.



[Side Bar]

EACH PORTFOLIO IN THIS PROSPECTUS IS A MUTUAL FUND: A POOLED INVESTMENT THAT IS PROFESSIONALLY MANAGED AND THAT GIVES YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS. EACH PORTFOLIO STRIVES TO REACH ITS STATED INVESTMENT OBJECTIVE, WHICH CAN BE CHANGED WITHOUT SHAREHOLDER APPROVAL. AS WITH ALL MUTUAL FUNDS, THERE IS NO GUARANTEE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

                   AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE:

         High total return in the form of income and growth of capital, with a greater emphasis on income.

PRINCIPAL INVESTMENT STRATEGY:

         The Portfolio seeks to achieve its objective by investing in Class 1 shares of a diversified group of Underlying Portfolios of the American Funds Insurance Series. Under normal circumstances, the Portfolio primarily invests in large cap, small cap, mid cap and international equity Underlying Portfolios and also invests in fixed income Underlying Portfolios in accordance with targeted allocations of 50% to equity securities and 50% to fixed income securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of the date of this Prospectus, are set forth above in "Understanding the Portfolios."

         The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

         The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest primarily in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers as well as Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest high-yield, high-risk bonds.

         The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio. However, the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

         The Portfolio intends to invest in the following Underlying Portfolios at the approximate percentages indicated below.




         ------------------------------------------------------------------- --------------------
                                Underlying Portfolio                             Percentage

         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
         Fixed Income                                                                50%*
         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
              U.S. Government/AAA-Rated Securities Fund                              23%
              Bond Fund                                                              10%
              Global Bond Fund                                                       6%
              High-Income Bond Fund                                                  11%
         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
         Equities                                                                    50%*
         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
              Growth-Income Fund                                                     30%
              Growth Fund                                                            12%
              Global Small Capitalization Fund                                       2%
              International Fund                                                     4%
              New World Fund                                                         2%
         ------------------------------------------------------------------- --------------------

     * Through holdings-based analysis, the Manager typically will achieve the targeted allocation to cash by counting cash held or money market securities purchased in Underlying Portfolios. Actual allocations usually will be 50% Equities, 45% Fixed Income, and 5% Cash/Money
          Market.


PRIMARY RISKS:

         An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

     o Performance Risk - Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

     o Non-diversification Risk - The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

         The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate. Each risk is described in "Primary Risks of the Underlying Portfolios" and in the American Funds Insurance Series' prospectus with respect to each Underlying Portfolio.


o        Market risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

o        Mortgage-related securities risk



PAST PERFORMANCE:

         As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available.

FEES AND EXPENSES:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2008, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect the fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.


SHAREHOLDER TRANSACTION EXPENSES--N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


-------------------------------------------------------------------- --------------------------
                                                                              Class C
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------

Management Fee                                                                 0.10%
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
12b-1 Fees                                                                     0.55%
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Other Expenses                                                                 0.26%
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Total Annual Portfolio Operating Expenses Before Expense Waiver                0.91%
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Contractual Expense Waiver*                                                    0.26%
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Total Annual Portfolio Operating Expenses After Expense Waiver                 0.65%
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Net Expenses of Underlying Portfolios**                                          %
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Total Annual Portfolio Operating Expenses                                        %
And Net Indirect Expenses of Underlying Portfolios
-------------------------------------------------------------------- --------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total direct Annual Portfolio Operating Expenses for the Class C shares of the Portfolio will not exceed 0.65% for the period ended April 30,
2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

** As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The estimated expenses of the Underlying
Portfolios are based upon the weighted average of the total operating expenses of the Underlying Portfolios after expense waiver allocated to the Portfolio at December 31, 2007.

         Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.

EXAMPLE

         The following Example is to help you compare the cost of investing in the Portfolio including the cost of investing in the Underlying Portfolios with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio and the Underlying Portfolios remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.


EXAMPLE OF PORTFOLIO EXPENSES

                    --------------------- ----------------------------
                                          Class C
                    --------------------- ----------------------------
                    --------------------- ----------------------------
                    1 Year                $
                    --------------------- ----------------------------
                    --------------------- ----------------------------
                    3 Years               $
                    --------------------- ----------------------------

                   AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE:

         A balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

PRINCIPAL INVESTMENT STRATEGY:

         The Portfolio seeks to achieve its objective by investing in Class 1 shares of a diversified group of Underlying Portfolios of the American Funds Insurance Series. Under normal circumstances, the Portfolio primarily invests in large cap, small cap, mid cap and international equity Underlying Portfolios and also invests in fixed income Underlying Portfolios in accordance with targeted allocations of 65% to equity securities and 35% to fixed income securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of the date of this Prospectus, are set forth above in "Understanding the Portfolios."

         The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

         The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest primarily in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds.

         The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio. However, the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

         The Portfolio intends to invest in the following Underlying Portfolios at the approximate percentages indicated below.




         ------------------------------------------------------------------- --------------------
                                Underlying Portfolio                             Percentage

         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------

         Fixed Income                                                                30%*
         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
              U.S. Government/AAA-Rated Securities Fund                              15%
              Bond Fund                                                              5%
              Global Bond Fund                                                       3%
              High-Income Bond Fund                                                  7%
         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
         Equities                                                                    70%*
         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
              Growth-Income Fund                                                     37%
              Growth Fund                                                            21%
              Global Small Capitalization Fund                                       3%
              International Fund                                                     6%
              New World Fund                                                         3%
         ------------------------------------------------------------------- --------------------

     * Through holdings-based analysis, the Manager typically will achieve the targeted allocation to cash by counting cash held or money market securities purchased in Underlying Portfolios. Actual allocations usually will be 65% Equities, 30% Fixed Income, and 5% Cash/Money
          Market.


PRIMARY RISKS:

         An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

o Performance Risk - Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

o Non-diversification Risk - The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

         The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate. Each risk is described in "Primary Risks of the Underlying Portfolios" and in the American Funds Insurance Series' prospectus with respect to each Underlying Portfolio.

o        Market risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

o        Mortgage-related securities risk


PAST PERFORMANCE:

         As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available.

FEES AND EXPENSES:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2008, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect the fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.




SHAREHOLDER TRANSACTION EXPENSES--N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

-------------------------------------------------------------------- --------------------------
                                                                              Class C
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Management Fee                                                                 0.10%
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
12b-1 Fees                                                                     0.55%
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Other Expenses                                                                 0.15%
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Total Annual Portfolio Operating Expenses Before Expense Waiver                0.80%
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Contractual Expense Waiver*                                                    0.15%
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Total Annual Portfolio Operating Expenses After Expense Waiver                 0.65%
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Net Expenses of Underlying Portfolios**                                          %
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Total Annual Portfolio Operating Expenses                                        %
And Net Indirect Expenses of Underlying Portfolios
-------------------------------------------------------------------- --------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total direct Annual Portfolio Operating Expenses for the Class C shares of the Portfolio will not exceed 0.65% for the period ended April 30,
2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

** As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The estimated expenses of the Underlying
Portfolios are based upon the weighted average of the total operating expenses of the Underlying Portfolios after expense waiver allocated to the Portfolio at December 31, 2007.

         Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.

EXAMPLE

         The following Example is to help you compare the cost of investing in the Portfolio including the cost of investing in the Underlying Portfolios with the cost of investing in other funds. The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio and the Underlying Portfolios remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.


EXAMPLE OF PORTFOLIO EXPENSES

                    ------------------------- ----------------------------
                                              Class C
                    ------------------------- ----------------------------
                    ------------------------- ----------------------------
                    1 Year                    $
                    ------------------------- ----------------------------
                    ------------------------- ----------------------------
                    3 Years                   $
                    ------------------------- ----------------------------

                    AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE:

         Growth of capital.

PRINCIPAL INVESTMENT STRATEGY:

         The Portfolio seeks to achieve its objective by investing in Class 1 shares of a diversified group of Underlying Portfolios of the American Funds Insurance Series. Under normal circumstances, the Portfolio primarily invests in large cap, small cap, mid cap and international equity Underlying Portfolios and also invests in fixed income Underlying Portfolios in accordance with targeted allocations of 85% to equity securities and 15% to fixed income securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of the date of this Prospectus, are set forth above in "Understanding the Portfolios."

         The Portfolio seeks to achieve capital growth primarily through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential. The Portfolio seeks to achieve capital growth secondarily through its investments in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may invest in Underlying Portfolios that invest substantially all of their assets in U.S. government securities as well as Underlying Portfolios that invest in investment grade and high yield, high risk bonds.

         The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio. However, the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

         The Portfolio intends to invest in the following Underlying Portfolios at the approximate percentages indicated below.




         ------------------------------------------------------------------- --------------------
                                Underlying Portfolio                             Percentage

         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------

        Fixed Income                                                                10%*
         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
              U.S. Government/AAA-Rated Securities Fund                              5%
              Bond Fund                                                              2%
              Global Bond Fund                                                       1%
              High-Income Bond Fund                                                  2%
         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
         Equities                                                                    90%*
         ------------------------------------------------------------------- --------------------
         ------------------------------------------------------------------- --------------------
              Growth-Income Fund                                                     44%
              Growth Fund                                                            32%
              Global Small Capitalization Fund                                       4%
              International Fund                                                     6%
              New World Fund                                                         4%
         ------------------------------------------------------------------- --------------------

     * Through holdings-based analysis, the Manager typically will achieve the targeted allocation to cash by counting cash held or money market securities purchased in Underlying Portfolios. Actual allocations usually will be 85% Equities, 10% Fixed Income, and 5% Cash/Money
          Market.


PRIMARY RISKS:

         An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

o Performance Risk - Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

o Non-diversification Risk - The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

         The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate. Each risk is described in "Primary Risks of the Underlying Portfolios" in the American Funds Insurance Series' prospectus with respect to each Underlying Portfolio.

o        Market risk

o        Interest rate risk

o        Credit risk

o        Foreign investment risk

o        Market capitalization risk

o        High yield debt security risk

o        Investment style risk

o        Mortgage-related securities risk


PAST PERFORMANCE:

         As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available.

FEES AND EXPENSES:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2008, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect the fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.


SHAREHOLDER TRANSACTION EXPENSES--N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

-------------------------------------------------------------------- --------------------------
                                                                              Class C
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Management Fee                                                                 0.10%
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
12b-1 Fees                                                                     0.55%
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Other Expenses                                                                 0.19%
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Total Annual Portfolio Operating Expenses Before Expense Waiver                0.84%
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Contractual Expense Waiver*                                                    0.19%
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Total Annual Portfolio Operating Expenses After Expense Waiver                 0.65%
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Net Expenses of Underlying Portfolios**                                          %
-------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------- --------------------------
Total Annual Portfolio Operating Expenses                                        %
And Net Indirect Expenses of Underlying Portfolios
-------------------------------------------------------------------- --------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total direct Annual Portfolio Operating Expenses for the Class C shares of the Portfolio will not exceed 0.65% for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

** As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The estimated expenses of the Underlying Portfolios are based upon the weighted average of the total operating expenses of the Underlying Portfolios after expense waiver allocated to the Portfolio at December 31, 2007.

         Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.

EXAMPLE

         The following Example is to help you compare the cost of investing in the Portfolio including the cost of investing in the Underlying Portfolios with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio and the Underlying Portfolios remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.



EXAMPLE OF PORTFOLIO EXPENSES

                    ------------------------- ----------------------------
                                              Class C
                    ------------------------- ----------------------------
                    ------------------------- ----------------------------
                    1 Year                    $
                    ------------------------- ----------------------------
                    ------------------------- ----------------------------
                    3 Years                   $
                    ------------------------- ----------------------------


                   PRIMARY RISKS OF THE UNDERLYING PORTFOLIOS

RISKS OF THE UNDERLYING PORTFOLIOS

         One or more of the following primary risks may apply to the Underlying Portfolios. Please see the Investment Summary for your particular Portfolio to determine which risks apply to the Underlying Portfolios. The greater a Portfolio's investment in a particular asset class, the greater the impact to the Portfolio of the risks related to the class. For example, American Funds Growth Strategy Portfolio and the American Funds Balanced Strategy Portfolio will be more impacted by market risk because more of their assets will be invested in U.S. and international stocks while the American Funds Moderate Strategy Portfolio will be more impacted by credit risk and interest rate risk because 50% of its assets will be invested in debt securities. Please note that there are many other circumstances that could adversely affect your investment and prevent an Underlying Portfolio from reaching its objective, which are not described here.

MARKET RISK

         An Underlying Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by an Underlying Portfolio's investment adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Underlying Portfolio's shares.

INTEREST RATE RISK

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If an Underlying Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of the Underlying Portfolio's fixed income investments will affect the volatility of the Underlying Portfolio's share price.

CREDIT RISK

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. An Underlying Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Underlying Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

HIGH YIELD DEBT SECURITY RISK

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. An Underlying Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, an Underlying Portfolio's investment adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When an Underlying Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

FOREIGN INVESTMENT RISK

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

o    Foreign markets may be less liquid and more volatile than U.S. markets.

o Foreign securities often trade in currencies other than the U.S. dollar, and an Underlying Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect an Underlying Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio's foreign currency or securities holdings.

o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

         Investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

MARKET CAPITALIZATION RISK

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing an Underlying Portfolio that invests in these companies to increase in value more rapidly than an Underlying Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, dependency on a few key personnel for management compared to companies with greater financial resources, and a more limited trading market for their stocks as compared with larger companies.

         In addition, securities of these companies are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies and an Underlying Portfolio may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies.

INVESTMENT STYLE RISK

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

MORTGAGE-RELATED SECURITIES RISK

         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that an Underlying Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose an Underlying Portfolio to a lower rate of return when it reinvests the principal. Further, an Underlying Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of an Underlying Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

MANAGEMENT

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager is expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Manager. Information about the Trustees and executive officers of the Trust is contained in the SAI.

THE MANAGER

         Met Investors Advisory, LLC (the "Manager"), 5 Park Plaza, Suite 1900, Irvine, California 92614, manages all of the Portfolios. The Manager is responsible for the general management and administration of the Trust and the Portfolios. In addition to its managerial responsibilities, the Manager also is responsible for determining the asset allocation range for the Portfolios and ensuring that the allocations are consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for the Portfolios, the Manager will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolios based on the investment objectives and policies of the Underlying Portfolios, the Manager's investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio.

     The Portfolios are managed by an Investment Committee composed of Elizabeth
M. Forget, John Guthrie, Jr., CFA, Alan C. Leland, Jr., CFA, Thomas C. McDevitt, CIMA, Darrel A. Olson, CFA and Jeffrey L. Bernier, CIMA.

     Ms. Forget, chair of the Committee, has been President of the Manager since December 2000, has been President and Trustee of the Trust since December 2000, has been a Senior Vice President of MetLife, Inc. since May 2007, has been President of MetLife Advisers, LLC since May 2006, and has been Trustee of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II since August 2006.

     Mr. Guthrie, CFA, Vice President of the Manager, is also Senior Vice President of MetLife Advisers, LLC and serves on MetLife Advisers LLC's Board of Managers. He is also a Vice President of Metropolitan Life Insurance Company. Mr. Guthrie joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1969 and has served in various positions since that time.

     Mr. Leland, CFA, Vice President of the Manager, joined MetLife in 1974. Prior to becoming Vice President of Metropolitan Life Insurance Company in the Annuity Product Management business unit and Chief Financial Officer of MetLife Advisers, LLC, he worked in both MetLife's Investment Department and Group Pension Department.

     Mr. McDevitt, CIMA, Vice President of the Manager, also is a Vice President of MetLife Advisers, LLC and is primarily responsible for the oversight of the investment functions of Metropolitan Series Fund, Inc.'s subadvisers and performance analyses of Metropolitan Series Fund, Inc.'s portfolios. Mr. McDevitt joined Metropolitan Life Insurance Company in 1980 and was responsible for the development, marketing and servicing of an asset allocation and investment advisory service for group pension clients.

     Mr. Olson, CFA, Vice President of the Manager, has been with Metropolitan Life Insurance Company for over 25 years and is a Director in the Investments Department. Currently, Mr. Olson manages the assets under MetLife's Employee Benefit Plans. In addition, Mr. Olson serves as Chief of Staff for a review board that oversees all of MetLife's use of unaffiliated managers.

     Mr. Bernier, CIMA, joined MetLife in December 2007 as a Vice President. He has been a Senior Vice President of the Metropolitan Series Fund, Inc. and MetLife Advisers since 2008. From July 2004 to December 2007 Mr. Bernier was a Director and Senior Investment Analyst of Investment Management Services for John Hancock Financial Services. From May 2000 to December 2001 Mr. Bernier was an Assistant Vice President in the Corporate and Investment Banking division of Wachovia Securities.

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing investment adviser or as an additional investment adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing investment adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the investment adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new investment adviser that normally is provided in a proxy statement.

         As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The management fees for each Portfolio are:


------------------------------------------------------------ ---------------------------------------------------------
                         PORTFOLIO                                                MANAGEMENT FEE
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

American Funds Moderate Allocation Portfolio                                   0.10% of such assets
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
American Funds Balanced Allocation Portfolio                                   0.10% of such assets
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
American Funds Growth Allocation Portfolio                                     0.10% of such assets
------------------------------------------------------------ ---------------------------------------------------------


         The SAI provides additional information about each Committee member's compensation, other accounts managed and the member's ownership of securities in the Portfolios.

         A discussion regarding the basis for the decision to the Trust's Board of Trustees to approve the management agreement with the Manager is available in each Portfolio's semi- annual report.

EXPENSE LIMITATION AGREEMENT

         In the interest of limiting expenses of each Portfolio until April 30, 2009, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total direct annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to 0.10% of daily net assets in the case of each Portfolio.

         Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the then existing percentage limits. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio's total annual expense ratio is less than the respective percentages stated above.

         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

DISTRIBUTION PLAN

         Each Portfolio has adopted for its Class C shares a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Pursuant to the Plan, each Portfolio has entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plan, the Trust, on behalf of each Portfolio, is permitted to pay to various service providers up to 1.00% of the average daily net assets of the Portfolio as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments are limited to 0.55% of average net assets which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

SHAREHOLDER INFORMATION

         The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to vote in order for MetLife to echo vote the remaining unvoted votes. MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to vote, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether an item passes or fails. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

DISCLOSURE OF PORTFOLIO HOLDINGS

         Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the Insurance Company websites (including www.metlifeinvestors.com): (i) the portfolio holdings of each Portfolio and (ii) the percentage of the Portfolio's net assets that each of the portfolio holdings represents. This information is posted on the website as early as on or about the tenth business day following the calendar quarter and no later than on or about the first business day of the second month following the calendar quarter. The Trust may exclude any portion of these holdings from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above. For these purposes, a Portfolio's portfolio holdings are not considered to include transactions transmitted to the Trust's custodian after certain established cut-off times.

         A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of each Portfolio are distributed once a year and reinvested in the Portfolio.

TAXES

         Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. Similarly, an investment in an Underlying Portfolio by a Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, so long as shares of the Underlying Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios and Underlying Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

REPORT TO POLICYHOLDERS

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports and statements which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

SALES AND PURCHASES OF SHARES

         The Trust does not sell its shares directly to the public. The Trust continuously sells Class C shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

PURCHASE AND REDEMPTION OF SHARES

         MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

         The Portfolios are available as investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transaction costs for a Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

         Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class C shares are subject to a Rule 12b-1 fee of 0.55% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

MARKET TIMING

         The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

         The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. If, based on such monitoring, the Manager believes (i) that a Portfolio's cashflows may reflect a pattern of market timing or (ii) that a Portfolio's cash flows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of Portfolio, amount of assets), the Manager will refer the matter to the appropriate insurance company or companies.


         Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive transaction information in the shares of the Trust's Portfolios and to limit transactions that violate the Trust's policies on market timing.

         If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.


LIMITATIONS ON THE TRUST'S ABILITY TO DETECT AND DETER MARKET TIMING

         The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

RISKS ASSOCIATED WITH MARKET TIMING GENERALLY

         While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

         Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

         A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

VALUATION OF SHARES

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of net asset value ("NAV") but after the close of the primary markets on which the security is traded.

         The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

         Each Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

         Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

                                   APPENDIX A


                                 DESCRIPTION OF
                       THE AMERICAN FUND INSURANCE SERIES
                              UNDERLYING PORTFOLIOS

Each of the Portfolios may invest in Class 1 shares of the American Fund Insurance Funds (the "Underlying Portfolios"). The following tables set forth:
(i) the names of the Underlying Portfolios, (ii) the expense ratios of the Class 1 shares of the Underlying Portfolios for the most recent fiscal year, and (ii) brief descriptions of the Underlying Portfolios investment goals and principal strategies. Each of the Underlying Portfolios is managed by Capital Research and Management Company. Additional investment practices are described in the American Funds Insurance Funds' SAI and in the prospectus for the Underlying Funds.



                                  Expense
     Underlying Portfolio          Ratio                            Goal and Principal Strategy

Global Small Capitalization     %             The Fund seeks to grow over time by investing primarily in stocks of
Fund                                          smaller companies, located around the world.  Normally, the Fund invests at least 80%, of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the Fund's holding of small
                                              capitalization stocks may fall below the 80% threshold due to subsequent market action.

Growth Fund                     %             The Fund seeks to grow by investing primarily in commons tocks of companies that appear to offer superior opportunities for growth of capital.  In seeking to pursue its investment objective, the Fund may invest in the securities of issuers representing a broad range of market capitalizations.

International Fund              %             The Fund seeks to grow over time by investing primarily in common stocks of companies located outside the United States.  The Fund is designed for investors seeking capital appreciation through stocks.
                                              Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

New World Fund                  %             The Fund seeks to grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.  The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.  The Fund is designed for investors seeking capital appreciation.

Growth-Income Fund              %             The Fund seeks to grow and provide income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.  The Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in S&P
                                              500 Index.

Bond Fund                       %             The Fund seeks to maximize current income and preserve capital.
                                              Normally, the Fund invests at least 80% of its assets in bonds.  The
                                              Fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to
                                              35% of its assets in bonds rated Ba or below by Moody's Investors
                                              Service and BB or below by Standard & Poor's Ratings Service or unrated but determined to be of equivalent quality.

High-Income Bond Fund           %             The Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities
                                              (rated Ba or below by Moody's Investors Service or BB or below by
                                              Standard & Poor's Ratings Service or unrated but determined to be of equivalent quality).  The Fund may also invest up to 25% of its assets in securities of non-U.S. issuers.  Normally, the Fund invests at least 80% of its assets in bonds.

U.S. Government/AAA-Rated       %             The Fund seeks to provide a high level of current income, as well as
Securities Fund                                preservation of investment. Normally, the Fund will invest at least
                                              80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa by Moody's Investors Service or AAA by
                                              Standard & Poor's Ratings Service or unrated but determined to be of equivalent quality. The Fund is designed for investors seeking income and more price stability  than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

                                              The Fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the
                                              U.S. government and are supported only by the credit of the issuer.
                                              Such securities may include mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the
                                              Federal Home Loan Mortgage ("Freddie Mac") are neither issued nor guaranteed by the U.S. Treasury.

Global Bond Fund                %             The Fund seeks to provide a high level of total return as is consistent with prudent management, by investing primarily in investment grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.  The Fund may also invest in lower quality, higher yielding debt securities, sometimes referred to as "junk bonds."  The total return of the Fund will be the result of interest income, changes in the market value of the Fund's investments and changes in the value of other  currencies relative to the U.S. dollar.


FOR MORE INFORMATION


         If you would like more information about a Portfolio, the following documents are available to you free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

         Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

IF YOU WOULD LIKE A COPY OF THE CURRENT VERSIONS OF THESE DOCUMENTS, OR OTHER INFORMATION ABOUT A PORTFOLIO, CONTACT:

                           MET INVESTORS SERIES TRUST
                                  5 PARK PLAZA
                                   SUITE 1900
                            IRVINE, CALIFORNIA 92614

                                 1-800-848-3854

     Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ("SEC"):

[_] IN PERSON Review and copy documents in the SEC's Public Reference Room in Washington, D.C. (for information call 202-551-8090).

[_] ON LINE Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.

[_] BY MAIL Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549 or by e-mailing the SEC at publicinfo@sec.gov.

                              SEC FILE # 811-10183

                                  [FRONT COVER]

                           Met Investors Series Trust


                          American Funds Bond Portfolio
              American Funds Global Small Capitalization Portfolio
                         American Funds Growth Portfolio
                     American Funds Growth-Income Portfolio
                     American Funds International Portfolio

                                 Class C Shares

                                   Prospectus

                                 April 28, 2008

          Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the
               Securities and Exchange Commission passed upon the
       accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.




                                Table of Contents

                                                                                                                Page

INTRODUCTION......................................................................................................3
         Understanding the Trust..................................................................................3
         Understanding the Portfolios.............................................................................3
THE PORTFOLIOS....................................................................................................5
         Investment Summary.......................................................................................5
                  American Funds Bond Portfolio...................................................................7
                  American Funds Global Small Capitalization Portfolio...........................................10
                  American Funds Growth Portfolio................................................................13
                  American Funds Growth-Income Portfolio.........................................................16
                  American Funds International Portfolio.........................................................19
         Primary Risks of Investing in the Portfolios............................................................22
         Additional Investment Strategies........................................................................25
         Management..............................................................................................25
                  The Portfolios' Manager........................................................................26
                  The Master Funds' Investment Adviser...........................................................27
                  Distribution Plan..............................................................................37
YOUR INVESTMENT..................................................................................................38
         Shareholder Information.................................................................................38
         Dividends, Distributions and Taxes......................................................................39
         Sales and Purchases of Shares...........................................................................40
FOR MORE INFORMATION.............................................................................................45


         INTRODUCTION

     Understanding the Trust

         Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of fifty two managed investment portfolios or mutual funds, only five of which are offered through this Prospectus (the "Portfolios"). Each of the five Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

  Investing Through a Variable Insurance Contract

         Class C shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").

         As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

         A particular Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, please see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

[SIDE BAR:

         Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

     Understanding the Portfolios

Master-Feeder Structure

         Each Portfolio described in this Prospectus operates as a "feeder fund" which means that the Portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. Each Portfolio has essentially the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series ("American Funds") (each a "Master Fund"). Each Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. Each Portfolio will purchase Class 1 shares of its corresponding Master Fund as set forth below.



Trust Portfolio                                                       American Funds Master Fund

American Funds Bond Portfolio                                         Bond Fund
American Funds Global Small Capitalization Portfolio                  Global Small Capitalization Fund
American Funds Growth Portfolio                                       Growth Fund
American Funds Growth-Income Portfolio                                Growth-Income Fund
American Funds International Portfolio                                International Fund


         THE PROSPECTUS FOR THE AMERICAN FUNDS MASTER FUNDS IS DELIVERED TOGETHER WITH THIS PROSPECTUS. The statement of additional information of the American Funds Master Funds is available upon request as described on the back cover.

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio and its corresponding Master Fund, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

THE PORTFOLIOS

     Investment Summary

Each Portfolio's summary discusses the following:

     o    Investment Objective

          What is the Portfolio's investment goal?

     o    Principal Investment Strategy

          How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

     o    Primary Risks

          What are the specific risks of investing in the Portfolio?

     o    Past Performance

          How well has the Portfolio performed over time?

     o    Fees and Expenses

          What is the cost of investing in the Portfolio?

         [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.]

         Each Portfolio has a stated investment objective which is the same as the objective of the corresponding Master Fund in which it invests. Each Master Fund pursues this investment objective through separate investment strategies or policies. There can be no assurance that the Portfolio or its Master Fund will achieve its investment objective.

         In addition to its principal investment strategy, each Portfolio and corresponding Master Fund may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio or Master Fund and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio or Master Fund may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus and in the statement of additional information of the Master Funds.

         [SIDE BAR: A Master Fund's investment adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Master Fund must meet redemptions, or for other investment reasons. A Portfolio will redeem shares of its corresponding Master Fund when the Portfolio must meet redemptions.]

         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments. You can lose money by investing in the Portfolios.

         The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of the Portfolio's Manager.

         The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

                              American Funds Bond Portfolio


Investment Objective:

To maximize current income and preserve capital.

         Principal Investment Strategy:

The American Funds Bond Portfolio invests all of its assets in the Class 1 shares of the Bond Fund, a series of American Funds (the "Bond Fund"). Normally, the Bond Fund invests at least 80% of its assets in bonds. The Bond Fund will invest at least 65% of its assets in investment grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in bonds that are rated Ba or below by Moody's Investors Service, Inc. ("Moody's") and BB or below by Standard & Poor's Ratings Service ("S&P") or that are unrated but determined to be of equivalent quality. Such securities are sometimes referred to as "junk bonds". The Bond Fund may invest in bonds of issuers domiciled outside the United States without limit, however, only up to 20% of Bond Fund's assets may be invested in securities denominated in currencies other than the U.S. dollar. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and non-convertible preferred stocks.


Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page __, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Interest rate risk

     o    Credit risk

     o    High yield debt security risk

     o    Foreign investment risk

Past Performance:

         As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available.

         For information on the Bond Fund's performance, see page __.


[SIDE BAR:

         Portfolio Management of the Bond Fund:

     o    Capital Research and Management Company see page __

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the fiscal year ended December 31, 2008 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below reflect aggregate annual operating expenses of the Portfolio and the Bond Fund. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. If such expenses were reflected in the Example, the expense amounts indicated would be higher. See the Contract prospectus for a description of those fees, expenses and charges.


Shareholder Transaction Expenses - N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


         ------------------------------------------------------------ ------------------------------

                                                                                 Class C
         ------------------------------------------------------------ ------------------------------
         ------------------------------------------------------------ ------------------------------

         Management Fees                                                          0.00%
         ------------------------------------------------------------ ------------------------------
         ------------------------------------------------------------ ------------------------------

         12b-1 Fee                                                                0.55%
         ------------------------------------------------------------ ------------------------------
         ------------------------------------------------------------ ------------------------------

         Other Expenses                                                           0.44%
         ------------------------------------------------------------ ------------------------------
         ------------------------------------------------------------ ------------------------------

         Total Annual Portfolio Operating Expenses Before Expense                 0.99%
         Waiver
         ------------------------------------------------------------ ------------------------------
         ------------------------------------------------------------ ------------------------------

         Contractual Expense Waiver(1)                                            0.34%
         ------------------------------------------------------------ ------------------------------
         ------------------------------------------------------------ ------------------------------

         Total Annual Portfolio Operating Expenses After Expense                  0.65%
         Waiver
         ------------------------------------------------------------ ------------------------------
         ------------------------------------------------------------ ------------------------------

         Acquired (Master) Fund Fees and Expenses (Bond Fund)(2)
         ------------------------------------------------------------ ------------------------------
         ------------------------------------------------------------ ------------------------------

         Total Annual Operating Expenses After Expense Waiver and
         Acquired (Master) Fund Fees and Expenses(1)
         ------------------------------------------------------------ ------------------------------


 (1) Met Investors Advisory, LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the Portfolio's Other Expenses will not exceed 0.10%, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Giving effect to such waiver and the waiver discussed below Total Annual Portfolio Operating Expenses After Expense Waiver and Acquired (Master) Fund Fees and Expenses would be __%.

(2) As an investor in the Bond Fund, the Portfolio also will bear its pro-rata portion of the operating expenses of the Bond Fund, including the management fee. The Bond Fund's fees and expenses are for the fiscal year ended December 31, 2007. The Bond Fund's investment adviser is currently waiving 0.10% of its management fee. The waiver will continue at this level until further review. The Acquired (Master) Fund Fees and Expenses do not reflect this waiver.

---------------------

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

Example of Portfolio Expenses

         -----------------------------------------

                                   Class C
          -----------------------------------------
          -----------------------------------------

          1 Year                      $
          -----------------------------------------
          -----------------------------------------

          3 Years                     $
          -----------------------------------------

              American Funds Global Small Capitalization Portfolio


Investment Objective:

To achieve growth of capital over time.

Principal Investment Strategy:

         The American Funds Global Small Capitalization Portfolio invests all of its assets in the Class 1 shares of the Global Small Capitalization Fund, a series of American Funds (the "Global Small Capitalization Fund"). The Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world, including emerging markets. Normally, the Global Small Capitalization Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of investment.

         The Global Small Capitalization Fund holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future.

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page __, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Foreign investment risk

     o    Market capitalization risk

     o    Investment style risk

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

     As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available.

     For information on the Global Small Capitalization Fund's performance, see page __.

[SIDE BAR:

         Portfolio Management of the Global Small Capitalization Fund:

          o    Capital Research and Management Company see page __ ]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the fiscal year ended December 31, 2008 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below reflect aggregate annual operating expenses of the Portfolio and the Global Small Capitalization Fund. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. If such expenses were reflected in the Example, the expense amounts indicated would be higher. See the Contract prospectus for a description of those fees, expenses and charges.



Shareholder Transaction Expenses - N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

      --------------------------------------------------------------------------- ----------------------
                                                                                         Class C
      --------------------------------------------------------------------------- ----------------------
      --------------------------------------------------------------------------- ----------------------

     Management Fees                                                                     0.00%
      --------------------------------------------------------------------------- ----------------------
      --------------------------------------------------------------------------- ----------------------
      12b-1 Fee                                                                           0.55%
      --------------------------------------------------------------------------- ----------------------
      --------------------------------------------------------------------------- ----------------------
      Other Expenses                                                                      0.36%
      --------------------------------------------------------------------------- ----------------------
      --------------------------------------------------------------------------- ----------------------
      Total Annual Portfolio Operating Expenses Before Expense Waiver                     0.91%
      --------------------------------------------------------------------------- ----------------------
      --------------------------------------------------------------------------- ----------------------
      Contractual Expense Waiver(1)                                                       0.26%
      --------------------------------------------------------------------------- ----------------------
      --------------------------------------------------------------------------- ----------------------
      Total Annual Portfolio Operating Expenses After Expense Waiver                      0.65%
      --------------------------------------------------------------------------- ----------------------
      --------------------------------------------------------------------------- ----------------------
      Acquired (Master) Fund Fees and Expenses (Global Small Capitalization
      Fund)(2)
      --------------------------------------------------------------------------- ----------------------
      --------------------------------------------------------------------------- ----------------------
      Total Annual Operating Expenses After Expense Waiver and Acquired
      (Master) Fund Fees and Expenses(1)
      --------------------------------------------------------------------------- ----------------------

(1) The Manager and the Trust have entered into an Expense Limitation Agreement whereby the Portfolio's Other Expenses will not exceed 0.10%, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Giving effect to such waiver and the waiver discussed below Total Annual Portfolio Operating Expenses After Expense Waiver and Acquired (Master) Fund Fees and Expenses would be __%.

 (2) As an investor in the Global Small Capitalization Fund, the Portfolio also will bear its pro-rata portion of the operating expenses of the Global Small Capitalization Fund, including the management fee. The Global Small Capitalization Fund's fees and expenses are for the fiscal year ended December 31, 2007. The Global Small Capitalization Fund's investment adviser is currently waiving 0.10% of its management fee. The waiver will continue at this level until further review. The Acquired (Master) Fund Fees and Expenses do not reflect this waiver.

---------------------

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

Example of Portfolio Expenses

         -------------------------------------

                              Class C
         -------------------------------------
         -------------------------------------

         1 Year                  $
         -------------------------------------
         -------------------------------------

         3 Years                 $
         -------------------------------------

                             American Funds Growth Portfolio


Investment Objective:

To achieve growth of capital.

Principal Investment Strategy:

         The American Funds Growth Portfolio invests all of its assets in Class 1 shares of the Growth Fund, a series of American Funds (the "Growth Fund"). The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest in the securities of issuers representing a broad range of market capitalizations. The Growth Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and Canada.

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page __, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Market capitalization risk

     o    Investment style risk

     o    Foreign investment risk


Past Performance:

         As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available.

         For information on the Growth Fund's performance, see page __.

[SIDE BAR:

         Portfolio Management of the Growth Fund:

     Capital Research and Management Company see page __ ]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the fiscal year ended December 31, 2008 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below reflect aggregate annual operating expenses of the Portfolio and the Growth Fund. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. If such expenses were reflected in the Example, the expense amounts indicated would be higher. See the Contract prospectus for a description of those fees, expenses and charges.



Shareholder Transaction Expenses - N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

            ------------------------------------------------------------------ -------------------------
                                                                                       Class C
            ------------------------------------------------------------------ -------------------------
            ------------------------------------------------------------------ -------------------------

            Management Fees                                                             0.00%
            ------------------------------------------------------------------ -------------------------
            ------------------------------------------------------------------ -------------------------
            12b-1 Fee                                                                   0.55%
            ------------------------------------------------------------------ -------------------------
            ------------------------------------------------------------------ -------------------------
            Other Expenses                                                              0.13%
            ------------------------------------------------------------------ -------------------------
            ------------------------------------------------------------------ -------------------------
            Total Annual Portfolio Operating Expenses Before Expense Waiver             0.68%
            ------------------------------------------------------------------ -------------------------
            ------------------------------------------------------------------ -------------------------
            Contractual Expense Waiver(1)                                               0.03%
            ------------------------------------------------------------------ -------------------------
            ------------------------------------------------------------------ -------------------------
            Total Annual Portfolio Operating Expenses After Expense Waiver              0.65%
            ------------------------------------------------------------------ -------------------------
            ------------------------------------------------------------------ -------------------------
            Acquired (Master) Fund Fees and Expenses (Growth Fund)(2)
            ------------------------------------------------------------------ -------------------------
            ------------------------------------------------------------------ -------------------------
            Total Annual Operating Expenses After Expense Waiver and
            Acquired (Master) Fund Fees and Expenses(1)
            ------------------------------------------------------------------ -------------------------

(1) The Manager and the Trust have entered into an Expense Limitation Agreement whereby the Portfolio's Other Expenses will not exceed 0.10%, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Giving effect to such waiver and the waiver discussed below Total Annual Portfolio Operating Expenses After Expense Waiver and Acquired (Master) Fund Fees and Expenses would be __%.
 (2) As an investor in the Growth Fund, the Portfolio also will bear its pro-rata portion of the operating expenses of the Growth Fund, including the management fee. The Growth Fund's fees and expenses are for the fiscal year ended December 31, 2007. The Growth Fund's investment adviser is currently waiving 0.10% of its management fee. The waiver will continue at this level until further review. The Acquired (Master) Fund Fees and Expenses do not reflect this waiver.

---------------------

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

Example of Portfolio Expenses

             --------------------------------------

                                   Class C
             --------------------------------------
             --------------------------------------

             1 Year                   $
             --------------------------------------
             --------------------------------------

             3 Years                  $
             --------------------------------------

                      American Funds Growth-Income Portfolio


Investment Objective:

To achieve growth of capital and provide income over time.

Principal Investment Strategy:

         The American Funds Growth-Income Portfolio invests all of its assets in Class 1 shares of the Growth-Income Fund, a series of American Funds (the "Growth-Income Fund"). The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest up to 15% of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index (the "S&P 500 Index").

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page __, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Market capitalization risk

     o    Investment style risk

     o    Foreign investment risk

Past Performance:

         As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available.

         For information on the Growth-Income Fund's performance, see page ____.

[SIDE BAR:

         Portfolio Management of the Growth-Income Fund:

     o    Capital Research and Management Company see page __ ]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the fiscal year ended December 31, 2008 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below reflect aggregate annual operating expenses of the Portfolio and the Growth-Income Fund. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. If such expenses were reflected in the Example, the expense amounts indicated would be higher. See the Contract prospectus for a description of those fees, expenses and charges.


Shareholder Transaction Expenses - N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                   ------------------------------------------------------------ -------------------------
                                                                                        Class C
                   ------------------------------------------------------------ -------------------------
                   ------------------------------------------------------------ -------------------------

                   Management Fees                                                       0.00%
                   ------------------------------------------------------------ -------------------------
                   ------------------------------------------------------------ -------------------------
                   12b-1 Fee                                                             0.55%
                   ------------------------------------------------------------ -------------------------
                   ------------------------------------------------------------ -------------------------
                   Other Expenses                                                        0.18%
                   ------------------------------------------------------------ -------------------------
                   ------------------------------------------------------------ -------------------------
                   Total Annual Portfolio Operating Expenses Before Expense              0.73%
                   Waiver
                   ------------------------------------------------------------ -------------------------
                   ------------------------------------------------------------ -------------------------
                   Contractual Expense Waiver(1)                                         0.08%
                   ------------------------------------------------------------ -------------------------
                   ------------------------------------------------------------ -------------------------
                   Total Annual Portfolio Operating Expenses After Expense               0.65%
                   Waiver
                   ------------------------------------------------------------ -------------------------
                   ------------------------------------------------------------ -------------------------
                   Acquired (Master) Fund Fees and Expenses (Growth-Income
                   Fund)(2)
                   ------------------------------------------------------------ -------------------------
                   ------------------------------------------------------------ -------------------------
                   Total Annual Operating Expenses After Expense Waiver and
                   Acquired (Master) Fund Fees and Expenses(1)
                   ------------------------------------------------------------ -------------------------

(1) The Manager and the Trust have entered into an Expense Limitation Agreement whereby the Portfolio's Other Expenses will not exceed 0.10%, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Giving effect to such waiver and the waiver discussed below Total Annual Portfolio Operating Expenses After Expense Waiver and Acquired (Master) Fund Fees and Expenses would be __%.

 (2) As an investor in the Growth-Income Fund, the Portfolio also will bear its pro-rata portion of the operating expenses of the Growth-Income Fund, including the management fee. The Growth-Income Fund's fees and expenses are for the fiscal year ended December 31, 2007. The Growth-Income Fund's investment adviser is currently waiving 0.10% of its management fee. The waiver will continue at this level until further review. The Acquired (Master) Fund Fees and Expenses do not reflect this waiver.

---------------------

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

Example of Portfolio Expenses

           ----------------------------------------

                                   Class C
           ----------------------------------------
           ----------------------------------------

           1 Year                     $
           ----------------------------------------
           ----------------------------------------

           3 Years                    $
           ----------------------------------------

                 American Funds International Portfolio


Investment Objective:

To achieve growth of capital.

Principal Investment Strategy:

         The American Funds International Portfolio invests all of its assets in the Class 1 shares of International Fund, a series of American Funds (the "International Fund"). The International Fund invests primarily in common stocks of companies located outside the United States.

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page __, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Foreign investment risk

     o    Market capitalization risk

     o    Investment style risk

In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

         As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available.

         For information on the International Fund's performance, see page __.

[SIDE BAR:

         Portfolio Management of the International Fund:

     o    Capital Research and Management Company see page __ ]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the fiscal year ended December 31, 2008 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below reflect aggregate annual operating expenses of the Portfolio and the International Fund. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. If such expenses were reflected in the Example, the expense amounts indicated would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - N/A


Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                   ----------------------------------------------------------- --------------------------
                                                                                        Class C
                   ----------------------------------------------------------- --------------------------
                   ----------------------------------------------------------- --------------------------
                   Management Fees                                                       0.00%
                   ----------------------------------------------------------- --------------------------
                   ----------------------------------------------------------- --------------------------
                   12b-1 Fee                                                             0.55%
                   ----------------------------------------------------------- --------------------------
                   ----------------------------------------------------------- --------------------------
                   Other Expenses                                                        0.36%
                   ----------------------------------------------------------- --------------------------
                   ----------------------------------------------------------- --------------------------
                   Total Annual Portfolio Operating Expenses Before Expense              0.91%
                   Waiver
                   ----------------------------------------------------------- --------------------------
                   ----------------------------------------------------------- --------------------------
                   Contractual Expense Waiver(1)                                         0.26%
                   ----------------------------------------------------------- --------------------------
                   ----------------------------------------------------------- --------------------------
                   Total Annual Portfolio Operating Expenses After Expense               0.65%
                   Waiver
                   ----------------------------------------------------------- --------------------------
                   ----------------------------------------------------------- --------------------------
                   Acquired (Master) Fund Fees and Expenses (International
                   Fund)(2)
                   ----------------------------------------------------------- --------------------------
                   ----------------------------------------------------------- --------------------------
                   Total Annual Operating Expenses After Expense Waiver and
                   Acquired (Master) Fund Fees and Expenses(1)
                   ----------------------------------------------------------- --------------------------

(1) The Manager and the Trust have entered into an Expense Limitation Agreement whereby the Portfolio's Other Expenses will not exceed 0.10%, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Giving effect to such waiver and the waiver discussed below Total Annual Portfolio Operating Expenses After Expense Waiver and Acquired (Master) Fund Fees and Expenses would be __%.

 (2) As an investor in the International Fund, the Portfolio also will bear its pro-rata portion of the operating expenses of the International Fund, including the management fee. The International Fund's fees and expenses are for the fiscal year ended December 31, 2007. The International Fund's investment adviser is currently waiving 0.10% of its management fee. The waiver will continue at this level until further review. The Acquired (Master) Fund Fees and Expenses do not reflect this waiver.

---------------------

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

Example of Portfolio Expenses

                -------------------------------------

                                     Class C
                -------------------------------------
                -------------------------------------

                1 Year                  $
                -------------------------------------
                -------------------------------------

                3 Years                 $
                -------------------------------------

         Primary Risks of Investing in the Portfolios


         One or more of the following primary risks may apply to your Portfolio as a result of the investments made by its corresponding Master Fund. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please refer to the Master Funds' prospectus and statement of additional information for a further discussion of the risks that may apply to the Master Funds. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from reaching its objective, which are not described here.

Market Risk

         A Master Fund's share price and, consequently, a Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Master Fund's investment adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Master Fund could also miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Master Fund's shares.

Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If a Master Fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Master Fund's fixed income investments will affect the volatility of the Master Fund's share price, and consequently, a Portfolio's share price.

Credit Risk

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If a Master Fund invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Master Fund, and, with respect to repurchase agreements, a Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Master Fund or Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Master Fund with high yield debt securities may be more susceptible to credit risk and market risk than a Master Fund that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Master Fund's investment adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When a Master Fund invests in high yields securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include:

     o Seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

     o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

     o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     o    Foreign  markets  may be less  liquid  and  more  volatile  than  U.S.
          markets.

     o Foreign securities often trade in currencies other than the U.S. dollar, and a Master Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Master Fund's net asset value (and as a result a Portfolio's net asset value), the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Master Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Master Fund's foreign currency or securities holdings.

     o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


Market Capitalization Risk

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Master Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Master Fund may outperform or underperform other funds that employ a different investment style. A Master Fund may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

                  Additional Investment Strategies

         In addition to the principal investment strategies discussed in each Portfolio's Investment Summary, the Portfolio may at times invest a portion of its assets in repurchase agreements. Repurchase agreements involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

         The SAI provides a more detailed discussion of repurchase agreements. The Portfolio is not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.

         In addition to the principal investment strategies discussed in each Portfolio's Investment Summary, under adverse market or economic conditions, a Master Fund could invest for temporary defensive purposes some or all of its assets in cash, cash equivalents or other high quality short-term instruments or utilize other investment strategies that may be inconsistent with the Master Fund's principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. A Master Fund may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. These measures could reduce the benefit from an upswing in the market or prevent the Master Fund from meeting its investment objective. In addition, each Master Fund may at times invest a portion of its assets in other investment strategies and techniques which are set forth in the statement of additional information of the Master Funds, which is available upon request.

                  Management

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager is expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of each Master Fund's assets by its investment adviser.

         Each Portfolio and its corresponding Master Fund expect to maintain consistent investment objectives, but if the Master Fund does not, a Portfolio may withdraw from the Master Fund, receiving either cash or securities in exchange for its interest in the Master Fund. In addition, the Manager or the Trust's Board of Trustees may withdraw a Portfolio from the Master Fund if the Master Fund's investment policies significantly change or if, over a full market cycle, the Master Fund consistently underperforms its benchmark or other funds with similar investment objectives and policies. The Trust's Board of Trustees would then consider whether a Portfolio should hire its own investment adviser, invest in a different master fund, or take other action in the best interest of shareholders.

         Information about the Trustees and executive officers of the Trust is contained in the SAI.

                  The Portfolios' Manager

         Met Investors Advisory, LLC (the "Manager"), 5 Park Plaza, Suite 1900, Irvine, California 92614, has overall responsibility for the general management and administration of each Portfolio. The Manager selects the Master Funds in which the Portfolios will invest and monitors each Master Fund's investment program. The Manager is an affiliate of MetLife.

         The Manager receives no compensation for its services to the Portfolios. In the event that a Portfolio were to withdraw from a Master Fund and invest its assets directly in investment securities, the Manager would retain the services of an investment adviser and would receive a management fee at an annual rate of percentage of the assets of each Portfolio as follows:



                           Portfolio                                        Advisory Fee
    ---------------------------------------------------------------------- --------------------

    American Funds Bond Portfolio                                          0.55%
    ---------------------------------------------------------------------- --------------------
    ---------------------------------------------------------------------- --------------------
    American Funds Global Small Capitalization Portfolio                   0.90%
    ---------------------------------------------------------------------- --------------------
    ---------------------------------------------------------------------- --------------------
    American Funds Growth Portfolio                                        0.75%
    ---------------------------------------------------------------------- --------------------
    ---------------------------------------------------------------------- --------------------
    American Funds Growth-Income Portfolio                                 0.75%
    ---------------------------------------------------------------------- --------------------
    ---------------------------------------------------------------------- --------------------
    American Funds International Portfolio                                 0.90%
    ---------------------------------------------------------------------- --------------------

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated sub-adviser for the Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing sub-adviser or as an additional sub-adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing sub-adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new sub-adviser that normally is provided in a proxy statement. The American Funds have also received a similar "manager of managers" exemptive order. See the American Funds' Master Funds prospectus for details.

         A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement with the Manager will be available in the Trust's annual report.

                  The Master Funds' Investment Adviser

         Under the terms of the agreement between the investment adviser and the Master Funds' trust, the investment adviser develops a plan for investing the assets of each Master Fund, selects the assets to be purchased and sold by the Master Fund, selects the broker-dealer or broker-dealers through which the Master Fund will buy and sell its assets, and negotiates the payment of commissions, if any, to those broker-dealers. Day-to-day management of the investments in the Master Funds is the responsibility of the investment adviser's portfolio counselors. The portfolio counselors of the Master Funds are indicated below following a brief description of the investment adviser.

CAPITAL RESEARCH AND MANAGEMENT COMPANY ("CRMC"), 333 South Hope Street, Los Angeles, California 90071, is the investment adviser ("Adviser") to each of the Master Funds and other mutual funds, including the American Funds. CRMC, an experienced investment management organization founded in 1931, is a wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2007, CRMC had in excess of $___ billion in assets under management.

         The total management fee paid by each Master Fund, as a percentage of average net assets, for the fiscal year ended December 31, 2007 is as follows:

---------------------------------------------- ----------------------
Master Fund                                    Management Fee
---------------------------------------------- ----------------------
---------------------------------------------- ----------------------
Bond Fund*                                     %
---------------------------------------------- ----------------------
---------------------------------------------- ----------------------
Global Small Capitalization Fund*              %
---------------------------------------------- ----------------------
---------------------------------------------- ----------------------
Growth Fund*                                   %
---------------------------------------------- ----------------------
---------------------------------------------- ----------------------
Growth-Income Fund*                            %
---------------------------------------------- ----------------------
---------------------------------------------- ----------------------
International Fund*                            %
---------------------------------------------- ----------------------

         *CRMC is voluntarily waiving a portion of management fees. If these waivers were not in place the management fees for Bond Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund and International Fund would be _____%, _____%, ______%, ______% and ______%, respectively. Please see the financial highlights table in the Master Funds' prospectus or its annual report for details.

         CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a Master Fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a Master Fund's objective(s) and policies and by CRMC's investment committee. In addition, CRMC's research professionals may make investment decisions with respect to a portion of a Master Fund's portfolio. The primary portfolio counselors for each Master Fund are listed below.




Bond Fund

---------------------------- ---------------------- ----------------------------------- --------------------------------

                                                                                             Approximate Years of
                                                                                          Experience as an Investment
                                                     Years of Experience as Portfolio            Professional
  Portfolio Counselor for     Primary Title with         Counselor (and research
         the Fund/                Adviser (or                professional, if             With Adviser   Total Years
   Title (if applicable)          affiliate)             applicable)(approximate)        (or affiliate)

---------------------------- ---------------------- ----------------------------------- ---------------- ---------------
---------------------------- ---------------------- ----------------------------------- ---------------- ---------------
Abner D. Goldstine           Senior Vice            12 years (since the Fund began            41               56
Senior Vice President        President-Fixed        operations)
                             Income, and
                             Director, CRMC
---------------------------- ---------------------- ----------------------------------- ---------------- ---------------
---------------------------- ---------------------- ----------------------------------- ---------------- ---------------
John H. Smet                 Senior Vice            12 years (since the Fund began            25               26
Senior Vice President        President-Fixed        operations)
                             Income, CRMC
---------------------------- ---------------------- ----------------------------------- ---------------- ---------------
---------------------------- ---------------------- ----------------------------------- ---------------- ---------------
David C. Barclay             Senior Vice            10 years                                  27               22
                             President-Fixed
                             Income, CRMC
---------------------------- ---------------------- ----------------------------------- ---------------- ---------------
---------------------------- ---------------------- ----------------------------------- ---------------- ---------------
Mark H. Dalzell              Senior Vice            3 years                                   20               30
                             President, CRMC
---------------------------- ---------------------- ----------------------------------- ---------------- ---------------


PERFORMANCE OF MASTER FUND

         The American Funds Bond Portfolio and its corresponding Master Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio had not commenced operations as of the date of this Prospectus, it does not have any operating history. However, hypothetical performance information regarding the Portfolio is presented because the Portfolio's performance will be based on the performance of the Master Fund for the year ended December 31, 2007 adjusted to reflect the Portfolio's estimated expenses for the year ended December 31, 2008 (including contractual expense waivers). The information below provides an evaluation of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future results.

         The performance shown below in the bar chart is the performance of the Portfolio's Class C shares, which has a Rule 12b-1 fee of 0.55% of average daily net assets.

         The bar chart below shows you the performance of the Portfolio's Class C shares for the last 10 calendar years (based on the performance of the Master Fund's Class 1 shares, as adjusted for Portfolio class expenses) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                    Year-by-Year Total Return as of 12/31/ of Each Year

   ------------- --------- ---------- ---------- ---------- ------------ --------- ---------- ---------- ----------

        %           %          %          %          %           %          %          %          %          %

        98          99        00         01         02          03          04        05         06         07
   ------------- --------- ---------- ---------- ---------- ------------ --------- ---------- ---------- ----------
                                            High Quarter:  _________ :  +   _______  %
                                            Low Quarter:   __________:  -   _______%

         The table below compares the Portfolio's Class C shares average annual compounded total returns (based on the performance of the Master Fund's Class 1 shares, as adjusted for Portfolio class expenses) for the 1-, 5- and 10-year periods through 12/31/07 with: (1) the Citigroup Broad Investment Grade (BIG) Bond Index, a market capitalization-weighted index that includes fixed rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment grade corporate bonds with a maturity of one year or longer, and (2) the Lehman Brothers Aggregate Bond Index, an index that represents the U.S. investment-grade fixed-rate bond market and includes re-invested dividends and/or distributions. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



------------------------------------------------------- -------------------------------------------------------------------
                                                                    Average Annual Total Return as of 12/31/07
------------------------------------------------------- -------------------------------------------------------------------
------------------------------------------------------- ----------------------- ---------------------- --------------------
                                                                1 Year                 5 Year                10 Year

------------------------------------------------------- ----------------------- ---------------------- --------------------
------------------------------------------------------- ----------------------- ---------------------- --------------------

American Funds Bond Portfolio

  Class C shares                                                  %                       %                     %

------------------------------------------------------- ----------------------- ---------------------- --------------------
------------------------------------------------------- ----------------------- ---------------------- --------------------
Citigroup BIG Index                                               %                       %                     %
------------------------------------------------------- ----------------------- ---------------------- --------------------
------------------------------------------------------- ----------------------- ---------------------- --------------------
Lehman Brothers Aggregate Bond Index                              %                       %                     %
------------------------------------------------------- ----------------------- ---------------------- --------------------





Global Small Capitalization Fund

------------------------- --------------------- ----------------------------------- -------------------------------
                                                                                         Approximate Years of
                                                                                     Experience as an Investment
                                                                                             Professional
                                                 Years of Experience as Portfolio
  Portfolio Counselor      Primary Title with        Counselor (and research         With Adviser    Total Years
 for the Fund/Title (if       Adviser (or                professional, if           (or affiliate)
      applicable)          affiliate)                applicable)(approximate)

------------------------- --------------------- ----------------------------------- ---------------- --------------
------------------------- --------------------- ----------------------------------- ---------------- --------------

Gordon Crawford           Senior Vice           10 years (since the Fund began            37              37
                          President-Capital     operations)
                          Research Global
                          Investors, CRMC
------------------------- --------------------- ----------------------------------- ---------------- --------------
------------------------- --------------------- ----------------------------------- ---------------- --------------
Mark E. Denning           Senior Vice           10 years (since the Fund began            26              26
                          President-Capital     operations)
                          Research Global
                          Investors, and
                          Director, CRMC
------------------------- --------------------- ----------------------------------- ---------------- --------------
------------------------- --------------------- ----------------------------------- ---------------- --------------
J. Blair Frank            Senior Vice           5 years                                   14              15
                          President-Capital
                          Research Global
                          Investors, CRMC
------------------------- --------------------- ----------------------------------- ---------------- --------------


PERFORMANCE OF MASTER FUND

         The American Funds Global Small Capitalization Portfolio and its corresponding Master Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio had not commenced operations as of the date of this Prospectus, it does not have any operating history. However, hypothetical performance information regarding the Portfolio is presented because the Portfolio's performance will be based on the performance of the Master Fund for the year ended December 31, 2007 adjusted to reflect the Portfolio's estimated expenses for the year ended December 31, 2008 (including contractual expense waivers). The information below provides an evaluation of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future results.

         The performance shown below in the bar chart is the performance of the Portfolio's Class C shares, which has a Rule 12b-1 fee of 0.55% of average daily net assets.

         The bar chart below shows you the performance of the Portfolio's Class C shares for each full year since inception (based on the performance of the Master Fund's Class 1 shares, as adjusted for Portfolio class expenses) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                    Year-by-Year Total Return as of 12/31/ of Each Year

      -------------- -------- --------- ---------- ---------- ---------- ---------- ---------- ----------

            %           %        %          %          %          %          %          %          %

           99          00        01        02         03         04         05         06         07
      -------------- -------- --------- ---------- ---------- ---------- ---------- ---------- ----------
                                            High Quarter:   _________ :  +   _______  %
                                            Low Quarter:    __________:  -   _______%


         The table below compares the Portfolio's Class C shares average annual compounded total returns (based on the performance of the Master Fund's Class 1 shares, as adjusted for Portfolio class expenses) for the 1-, 5-year and since inception periods through 12/31/07 with the S&P/Citigroup Global/World Indexes. The S&P/Citigroup Global/World Indexes reflect a combination of two S&P/Citigroup Global indexes and two S&P/Citigroup World indexes that corresponds to the market capitalization ranges used by the Fund during comparable periods. The S&P/Citigroup Global indexes, which track more than 8,000 publicly traded stocks around the world with market capitalizations less than $3 billion and less than $2 billion, were used from May 2006 to the present and May 2004 to April 2006, respectively. This index better reflects the Fund's investments in developing countries during this period. The S&P/Citigroup World indexes, which only include stocks in developed countries and reflect market capitalizations of less than $1.5 billion and less than $1.2 billion, were used from 2000 to April 2004 and from 1998 to 1999, respectively. The indexes do not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



--------------------------------------------------------------- ---------------------------------------------------------
                                                                       Average Annual Total Return as of 12/31/07
--------------------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------------------- ------------------ -------------- -----------------------

                                                                     1 Year           5 Year         Since Inception
                                                                                                     (April 30, 1998)
--------------------------------------------------------------- ------------------ -------------- -----------------------
--------------------------------------------------------------- ------------------ -------------- -----------------------
American Funds Global Small Capitalization Portfolio

   Class C shares
                                                                        %                %                  %


--------------------------------------------------------------- ------------------ -------------- -----------------------
--------------------------------------------------------------- ------------------ -------------- -----------------------
S&P/Citigroup Global/World Indexes                                      %                %                  %
--------------------------------------------------------------- ------------------ -------------- -----------------------




Growth Fund

  ------------------------ ---------------------------- ------------------------------- -----------------------------
                                                                                            Approximate Years of
                                                                                        Experience as an Investment
                                                                                                Professional
    Portfolio Counselor                                     Years of Experience as
  for the Fund/Title (if                                   Portfolio Counselor (and      With Adviser    Total Years
        applicable)             Primary Title with Adviser research  professional,      (or affiliate)
                                    (or affiliate)         if applicable)(approximate)

  ------------------------ ---------------------------- ------------------------------- ---------------- ------------
  ------------------------ ---------------------------- ------------------------------- ---------------- ------------

  Donnalisa P. Barnum      Senior Vice                  5 years                               22             27
                           President-Capital World
                           Investors, CRMC
  ------------------------ ---------------------------- ------------------------------- ---------------- ------------
  ------------------------ ---------------------------- ------------------------------- ---------------- ------------
  Gregg E. Ireland         Senior Vice                  1 year                                35             35
                           President-Capital World
                           Investors, CRMC
  ------------------------ ---------------------------- ------------------------------- ---------------- ------------
  ------------------------ ---------------------------- ------------------------------- ---------------- ------------
  Michael T. Kerr          Senior Vice                  2 years                               23             25
                           President-Capital World
                           Investors, and Director,
                           CRMC
  ------------------------ ---------------------------- ------------------------------- ---------------- ------------
  ------------------------ ---------------------------- ------------------------------- ---------------- ------------
  Ronald B. Morrow         Senior Vice                  4 years (plus 6 years of              10             39
                           President-Capital World      prior experience as an
                           Investors, CRMC              investment analyst for the
                                      Fund)
  ------------------------ ---------------------------- ------------------------------- ---------------- ------------


PERFORMANCE OF MASTER FUND

         The American Funds Growth Portfolio and its corresponding Master Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio had not commenced operations as of the date of this Prospectus, it does not have any operating history. However, hypothetical performance information regarding the Portfolio is presented because the Portfolio's performance will be based on the performance of the Master Fund for the year ended December 31, 2007 adjusted to reflect the Portfolio's estimated expenses for the year ended December 31, 2008 (including contractual expense waivers). The information below provides an evaluation of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future results.

         The performance shown below in the bar chart is the performance of the Portfolio's Class C shares, which has a Rule 12b-1 fee of 0.55% of average daily net assets.

         The bar chart below shows you the performance of the Portfolio's Class C shares for the last 10 calendar years (based on the performance of the Master Fund's Class 1 shares, as adjusted for Portfolio class expenses) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                    Year-by-Year Total Return as of 12/31/ of Each Year

       ------------ ---------- --------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

            %           %         %          %          %          %          %          %          %          %

           98          99         00        01         02         03         04         05         06         07
       ------------ ---------- --------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                                            High Quarter:   _________ :  +   _______  %
                                            Low Quarter:    __________:  -   _______  %




         The table below compares the Portfolio's Class C shares average annual compounded total returns (based on the performance of the Master Fund's Class 1 shares, as adjusted for Portfolio class expenses) for the 1-, 5- and 10-year periods through 12/31/07 with the S&P 500 Index, a market capitalization-weighted unmanaged index based on the average weighted performance of 500 widely held common stocks. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


------------------------------------------------------ ---------------------------------------------------------------
                                                                 Average Annual Total Return as of 12/31/07
------------------------------------------------------ ---------------------------------------------------------------
------------------------------------------------------ ------------------- ---------------------- --------------------
                                                             1 Year               5 Year                10 Year
------------------------------------------------------ ------------------- ---------------------- --------------------
------------------------------------------------------ ------------------- ---------------------- --------------------

American Funds Growth Portfolio

  Class C shares                                               %                     %                     %
                                                               %                     %                     %
------------------------------------------------------ ------------------- ---------------------- --------------------
------------------------------------------------------ ------------------- ---------------------- --------------------
S&P 500 Index                                                  %                     %                     %
------------------------------------------------------ ------------------- ---------------------- --------------------




Growth-Income Fund

------------------------- ------------------------- ------------------------------- -------------------------------
                                                                                         Approximate Years of
                                                                                     Experience as an Investment
  Portfolio Counselor                                   Years of Experience as               Professional
 for the Fund/Title (if                                Portfolio Counselor (and
      applicable)         Primary Title with research  professional, if Adviser       With Adviser   Total Years
                          (or affiliate)               applicable) (approximate)    (or affiliate)
------------------------- ------------------------- ------------------------------- -------------------------------
------------------------- ------------------------- ------------------------------- ----------------- -------------

James K. Dunton           Senior Vice               24 years (since the Fund               46              46
Vice Chairman of the      President-Capital         began operations)
Board                     Research Global
                          Investors, and
                          Director, CRMC
------------------------- ------------------------- ------------------------------- ----------------- -------------
------------------------- ------------------------- ------------------------------- ----------------- -------------
J. Blair Frank            Senior Vice               3 years                                14              15
                          President-Capital
                          Research Global
                          Investors, CRMC
------------------------- ------------------------- ------------------------------- ----------------- -------------
------------------------- ------------------------- ------------------------------- ----------------- -------------
Claudia P. Huntington     Senior Vice               14 years (plus 5 years prior           33              35
Vice President            President-Capital         experience as a research
                          Research Global           professional for the Fund)
                          Investors, CRMC
------------------------- ------------------------- ------------------------------- ----------------- -------------
------------------------- ------------------------- ------------------------------- ----------------- -------------
C. Ross Sappenfield       Senior Vice               9 years                                16              16
                          President-Capital
                          Research Global
                          Investors, CRMC
------------------------- ------------------------- ------------------------------- ----------------- -------------
------------------------- ------------------------- ------------------------------- ----------------- -------------
Donald D. O'Neal          Senior Vice               3 years                                23              23
President and Trustee     President-Capital
                          Research Global
                          Investors, CRMC
------------------------- ------------------------- ------------------------------- ----------------- -------------


PERFORMANCE OF MASTER FUND

         The American Funds Growth-Income Portfolio and its corresponding Master Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio had not commenced operations as of the date of this Prospectus, it does not have any operating history. However, hypothetical performance information regarding the Portfolio is presented because the Portfolio's performance will be based on the performance of the Master Fund for the year ended December 31, 2007 adjusted to reflect the Portfolio's estimated expenses for the year ended December 31, 2008 (including contractual expense waivers). The information below provides an evaluation of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future results.

         The performance shown below in the bar chart is the performance of the Portfolio's Class C shares, which has a Rule 12b-1 fee of 0.55% of average daily net assets.

         The bar chart below shows you the performance of the Portfolio's Class C shares for the last 10 calendar years (based on the performance of the Master Fund's Class 1 shares, as adjusted for Portfolio class expenses) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.


                                    Year-by-Year Total Return as of 12/31/ of Each Year

      ----------- ------------ -------- --------- ---------- ---------- ---------- ---------- ---------- ----------

          %            %          %        %          %          %          %          %          %          %

          98          99         00        01        02         03         04         05         06         07
      ----------- ------------ -------- --------- ---------- ---------- ---------- ---------- ---------- ----------
                      High Quarter: _________ : + _______ %
                       Low Quarter: __________: - _______%

         The table below compares the Portfolio's Class C shares average annual compounded total returns (based on the performance of the Master Fund's Class 1 shares, as adjusted for Portfolio class expenses) for the 1-, 5- and 10-year periods through 12/31/07 with the S&P 500 Index, a market capitalization-weighted unmanaged index based on the average weighted performance of 500 widely held common stocks. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/07
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
                                                           1 Year                 5 Year                10 Year

-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------

American Funds Growth-Income Portfolio

   Class C shares
                                                             %                       %                     %


-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
S&P 500 Index                                                %                       %                     %
-------------------------------------------------- ----------------------- ---------------------- --------------------




International Fund

------------------------- ---------------------------- ------------------------------- ----------------------------
                                                                                          Approximate Years of
                                                                                            Experience as an
                                                                                         Investment Professional
Portfolio Counselor for                                    Years of Experience as
   the Fund/Title (if                                     Portfolio Counselor (and       With Adviser  Total Years
      applicable)               Primary Title with Adviser research professional, if    (or affiliate)
                                (or affiliate)             applicable)(approximate)

------------------------- ---------------------------- ------------------------------- --------------- ------------
------------------------- ---------------------------- ------------------------------- --------------- ------------

Jesper Lyckeus            Senior Vice                  1 year (plus 8 years of prior         12            13
                          President-Capital Research   experience as an investment
                          Global Investors, Capital    analyst for the Fund)
                          Research Company
------------------------- ---------------------------- ------------------------------- --------------- ------------
------------------------- ---------------------------- ------------------------------- --------------- ------------
Sung Lee                  Senior Vice                  2 years                               14            14
                          President-Capital Research
                          Global Investors and
                          Director, Capital Research
                          Company
------------------------- ---------------------------- ------------------------------- --------------- ------------
------------------------- ---------------------------- ------------------------------- --------------- ------------
Alwyn W. Heong            Senior Vice                  12 years                              16            20
                          President-Capital Research
                          Global Investors and
                          Director, Capital Research
                          Company
------------------------- ---------------------------- ------------------------------- --------------- ------------



PERFORMANCE OF MASTER FUND

         The American Funds International Portfolio and its corresponding Master Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio had not commenced operations as of the date of this Prospectus, it does not have any operating history. However, hypothetical performance information regarding the Portfolio is presented because the Portfolio's performance will be based on the performance of the Master Fund for the year ended December 31, 2007 adjusted to reflect the Portfolio's estimated expenses for the year ended December 31, 2008 (including contractual expense waivers). The information below provides an evaluation of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future results.

         The performance shown below in the bar chart is the performance of the Portfolio's Class C shares, which has a Rule 12b-1 fee of 0.55% of average daily net assets.

         The bar chart below shows you the performance of the Portfolio's Class C shares for the last 10 calendar years (based on the performance of the Master Fund's Class 1 shares, as adjusted for Portfolio class expenses) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                    Year-by-Year Total Return as of 12/31/ of Each Year

        ----------- ----------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
            %           %           %           %          %          %          %          %          %          %

            98          99          00         01         02         03         04         05         06         07
        ----------- ----------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                                            High Quarter:   _________ :  +   _______  %
                                            Low Quarter:    __________:  -   _______%


         The table below compares the Portfolio's Class C shares average annual compounded total returns (based on the performance of the Master Fund's Class 1 shares, as adjusted for Portfolio class expenses) for the 1-, 5- and 10-year periods through 12/31/07 with: (1) the Morgan Stanley Capital International Europe, Australasia, Far East ("MSCI EAFE") Index, a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada and includes reinvested dividends and/or distributions, and (2) the MSCI All Country World Index Ex-USA. The MSCI All Country World Index ex-USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The index consists of 47 developed and emerging market country indexes includes reinvested dividends and/or distributions. The indexes do not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


------------------------------------------------------ ---------------------------------------------------------------
                                                                 Average Annual Total Return as of 12/31/07
------------------------------------------------------ ---------------------------------------------------------------
------------------------------------------------------ ------------------- ---------------------- --------------------
                                                             1 Year               5 Year                10 Year

------------------------------------------------------ ------------------- ---------------------- --------------------
------------------------------------------------------ ------------------- ---------------------- --------------------
American Funds International Portfolio

        Class C shares                                         %                     %                     %

------------------------------------------------------ ------------------- ---------------------- --------------------
------------------------------------------------------ ------------------- ---------------------- --------------------
MSCI EAFE Index                                                %                     %                     %
------------------------------------------------------ ------------------- ---------------------- --------------------
------------------------------------------------------ ------------------- ---------------------- --------------------
MSCI All Country World Index Ex-USA                            %                     %                     %
------------------------------------------------------ ------------------- ---------------------- --------------------



          Distribution Plan

         Each Portfolio has adopted for its Class C shares, a plan pursuant to Rule 12b-1 under the 1940 Act (the "Class C Distribution Plan"). Pursuant to the Class C Distribution Plan, the Portfolio has entered into a Distribution Agreement relating to the Class C Distribution Plan with MetLife Investors Distribution Company located at 5 Park Plaza, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Class C Distribution Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Class C Distribution Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 1.00% of the average daily net assets of the Portfolio attributable to its Class C shares as payment for services rendered in connection with the distribution of Class C shares. Currently, payments are limited to 0.55% of average net assets in the case of Class C shares, which amount may be increased to the full Class C Distribution Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.


     YOUR INVESTMENT

     Shareholder Information

         The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to vote in order for MetLife to echo vote the remaining unvoted votes. MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to vote, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether an item passes or fails. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

Master-Feeder Structure

         Each Master Fund will have other shareholders, each of whom will pay their proportionate share of the Master Fund's expense. As a shareholder of Master Fund, a Portfolio will have the same voting rights as other shareholders. It is anticipated that Contract owners will be solicited by MetLife for their voting instructions. A Portfolio has the right to switch master funds or decide to have the Manager manage its assets directly if the Trust's Board of Trustees decides it is in the best interest of a Portfolio to do so.

Disclosure of Portfolio Holdings

         Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the Insurance Company websites (including www.metlifeinvestors.com): (i) the ten largest portfolio holdings of each Portfolio; (ii) unless the Adviser has objected, the percentage of the Portfolio's net assets that each of the portfolio holdings represents; and (iii) the percentage of the Portfolio's net assets that these holdings represent in the aggregate. Unless the Adviser has objected, this information is posted on the website as early as on or about the tenth business day following the calendar quarter and no later than on or about the first business day of the second month following the calendar quarter. The Trust may exclude any portion of these holdings from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above. For these purposes, a Portfolio's ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust's custodian after certain established cut-off times.

         A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.

         Information on the portfolio holdings of the Master Funds is posted on the American Funds website (www.americanfunds.com).

         Dividends, Distributions and Taxes

Dividends and Distributions

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

         Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Master Fund is treated not as a single investment but as an investment in each asset owned by the Master Fund, so long as shares of the Master Fund are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Master Funds are and will be so owned. Thus so long as each Master Fund meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.


Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

                  Sales and Purchases of Shares

         The Trust does not sell its shares directly to the public. The Trust continuously sells Class C shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

         MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

         The Portfolios are available as investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transaction costs for a Portfolio and could require the Adviser to maintain increased cash reserves, which could harm performance in rising markets.

         Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class C shares are subject to a Rule 12b-1 fee of 0.55% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

         The Class 1 shares of each Master Fund, which the Portfolios will purchase, are not subject to a Rule 12b-1 fee.


Market Timing

         The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

         The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. If, based on such monitoring, the Manager believes (i) that a Portfolio's cashflows may reflect a pattern of market timing or (ii) that a Portfolio's cash flows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of Portfolio, amount of assets), the Manager will refer the matter to the appropriate insurance company or companies.

         Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance separate accounts to enable it to request and receive transaction information in the shares of the Trust's Portfolios and limit transactions that violate the Trust's policies on market timing.

         If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust's Ability to Detect and Deter Market Timing

         The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

         While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

         Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

         A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of net asset value ("NAV") but after the close of the primary markets on which the security is traded. The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

         Each Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

         Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio including the statement of additional information and other information about the American Funds Master Funds, contact:

                           Met Investors Series Trust
                                  5 Park Plaza
                                   Suite 1900
                            Irvine, California 92614
                                 1-800-848-3854


Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com/


Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ("SEC"):

o  In person      Review and copy documents in the SEC's Public Reference
                  Room in Washington, D.C.  (for information call 202-551-8090).

o  On line        Retrieve information from the EDGAR database on the SEC's
                  web site at: http://www.sec.gov.

o  By mail        Request documents, upon payment of a duplicating fee,
                  by writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.



                              SEC FILE # 811-10183

                       STATEMENT OF ADDITIONAL INFORMATION

                           MET INVESTORS SERIES TRUST

                                   Portfolios

                          American Funds Bond Portfolio
              American Funds Global Small Capitalization Portfolio
                         American Funds Growth Portfolio
                     American Funds Growth-Income Portfolio
                     American Funds International Portfolio


         This Statement of Additional Information provides supplementary information pertaining to shares of five investment portfolios ("Portfolios") of Met Investors Series Trust (the "Trust"), an open-end, management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated April 28, 2008 (the "Prospectus") for the Class C shares of the American Funds Bond Portfolio, American Funds Global Small Capitalization Portfolio, American Funds Growth Portfolio, American Funds Growth-Income Portfolio and American Funds International Portfolio which may be obtained by writing the Trust at 5 Park Plaza, Suite 1900, Irvine, California 92614 or by calling (800) 848-3854. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

         No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.

         The date of this Statement of Additional Information is April 28, 2008.

                                Table of Contents

                                                                                                               Page

MASTER FEEDER STRUCTURE...........................................................................................3
INVESTMENT OBJECTIVES AND POLICIES................................................................................4
         Portfolio Turnover.......................................................................................4
         Repurchase Agreements....................................................................................4
INVESTMENT RESTRICTIONS...........................................................................................4
         Fundamental Policies.....................................................................................4
         Non-Fundamental Policies.................................................................................6
PERFORMANCE INFORMATION...........................................................................................6
         Total Return.............................................................................................6
         Yield....................................................................................................7
         Non-Standardized Performance.............................................................................8
PORTFOLIO TRANSACTIONS............................................................................................8
MANAGEMENT OF THE TRUST...........................................................................................8
         Trustees and Officers....................................................................................8
         Committees of the Board.................................................................................12
         Compensation of the Trustees............................................................................13
         Indemnification of Trustees and Officers................................................................13
         Trustees' and Officers' Share Ownership.................................................................14
         Proxy Voting Policies and Procedures....................................................................14
         Proxy Voting Records....................................................................................14
         Portfolio Holdings Disclosure Policy....................................................................14
INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................16
         The Manager.............................................................................................16
         Master Funds............................................................................................18
         The Administrator.......................................................................................18
         The Distributor.........................................................................................19
         Rule 12b-1 Plan of the Master Funds.....................................................................21
         Code of Ethics..........................................................................................21
         Custodian...............................................................................................21
         Transfer Agent..........................................................................................21
         Legal Matters ..........................................................................................21
        Independent Auditors.....................................................................................21
REDEMPTION OF SHARES.............................................................................................21
NET ASSET VALUE..................................................................................................22
FEDERAL INCOME TAXES.............................................................................................22
ORGANIZATION AND CAPITALIZATION OF THE TRUST.....................................................................24
APPENDIX A (Securities Ratings).................................................................................A-1
APPENDIX B (Proxy Voting Policies and Procedures)...............................................................B-1

                             MASTER FEEDER STRUCTURE

         Each Portfolio described in this Statement of Additional Information operates as a "feeder fund" which means that the Portfolio does not buy investment securities directly. Instead, it invests in a "Master Fund" which in turn purchases investment securities. Each Portfolio has essentially the same investment objective and limitations as its Master Fund. Each Master Fund is a series of American Funds Insurance Series ("American Funds"). Each Portfolio will purchase Class 1 shares of the corresponding Master Fund as set forth below:


---------------------------------------------------------------------- -------------------------------------------------

TRUST PORTFOLIO                                                        AMERICAN FUNDS MASTER FUND
---------------------------------------------------------------------- -------------------------------------------------
---------------------------------------------------------------------- -------------------------------------------------
American Funds Bond Portfolio                                          Bond Fund
---------------------------------------------------------------------- -------------------------------------------------
---------------------------------------------------------------------- -------------------------------------------------
American Funds Global Small Capitalization Portfolio                   Global Small Capitalization Fund
---------------------------------------------------------------------- -------------------------------------------------
---------------------------------------------------------------------- -------------------------------------------------
American Funds Growth Portfolio                                        Growth Fund
---------------------------------------------------------------------- -------------------------------------------------
---------------------------------------------------------------------- -------------------------------------------------
American Funds Growth-Income Portfolio                                 Growth-Income Fund
---------------------------------------------------------------------- -------------------------------------------------
---------------------------------------------------------------------- -------------------------------------------------
American Funds International Portfolio                                 International Fund
---------------------------------------------------------------------- -------------------------------------------------


         As a shareholder in a Master Fund, a Portfolio bears its ratable share of the Master Fund's expenses including advisory and administration fees. A Portfolio may withdraw its entire investment from a Master Fund at any time the Trust's Manager, subject to approval of the Board of Trustees, decides it is in the best interest of the shareholders of the Portfolio to do so.

         The Board of Trustees of the Master Fund formulates the general policies of each Master Fund and meets periodically to review each Master Fund's performance, monitor investment activities and practices and discuss other matters affecting each Master Fund.

         THE STATEMENT OF ADDITIONAL INFORMATION FOR THE MASTER FUNDS IS DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

                       INVESTMENT OBJECTIVES AND POLICIES

         The investment policies and restrictions of each Master Fund are described in the statement of additional information for the Master Funds which is delivered together with this Statement of Additional Information.

         The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Prospectus.

                  Portfolio Turnover

         The portfolio turnover for the Master Funds is described in the prospectus for the Master Funds which is delivered together with the Prospectus for the Portfolios. Higher portfolio rates usually generate additional brokerage commissions and expenses.

                  Repurchase Agreements

         Each of the Portfolios may enter into repurchase agreements with a bank, broker-dealer, or other financial institution but no Portfolio may invest more than 15% of its net assets in repurchase agreements having maturities of greater than seven days.

         Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers the Portfolio a method of earning income on idle cash that is only temporarily available. A Portfolio may enter into repurchase agreements, provided the Trust's custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss a Portfolio will enter into repurchase agreements only with financial institutions which are considered by the Manager to be creditworthy. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause a Portfolio some loss, as well as legal expense, if the value of the securities declines prior to liquidation.

                            INVESTMENT RESTRICTIONS

         Each Portfolio has adopted substantially the same investment restrictions as the Master Fund in which it invests. Restriction numbers 1, 2, 3 and 4, listed in non-fundamental policies below are, with respect to each Master Fund, fundamental restrictions.

Fundamental Policies

         The following investment restrictions are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

Each Portfolio may not:

     (1) Invest more than 5% of the value of its total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of its total assets and, provided further, that the limitation shall not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or securities of other investment companies. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the Portfolio's total assets.

     (2) As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

     (3) Invest more than 25% of its total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

     (4) Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

     (5) Purchase commodities or commodity contracts; except that American Funds Global Small Capitalization, American Funds International and American Funds Bond Portfolios may engage in transactions involving currencies (including forward or futures contracts and put and call options).

     (6)  Make loans to others  except for (a) the purchase of debt  securities;
          (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

     (7) Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Portfolio will reduce, within three days, in the amount of its borrowings in order to provide for 300% asset coverage.

     (8) Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

     (9) Invest in securities of other investment companies, except as permitted by the 1940 Act. Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its net assets in an open-end investment company having substantially the same investment objective and limitations as the Portfolio.

Non-Fundamental Policies

         The following investment restrictions apply to each Portfolio, except as noted. These restrictions may be changed for any Portfolio by the Trust's Board of Trustees without a vote of that Portfolio's shareholders.

         Each Portfolio may not:

         (1) Invest in companies for the purpose of exercising control or management;

         (2)      Purchase securities on margin;

         (3) Sell securities short, except to the extent that the Portfolio contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short;

         (4) Invest in puts, calls, straddles, spreads or any combination thereof; except as described in Fundamental Policy No. 5;

         (5) With respect to American Funds Bond Portfolio only, invest, directly or indirectly, less than 80% of its assets in debt securities. With respect to American Funds Global Small Capitalization Portfolio, invest directly or indirectly, not less than 80% of its assets in the securities of small capitalization companies. Shareholders will be provided with at least 60-days' prior written notice of any changes in either 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

                              PERFORMANCE INFORMATION

         Total return and yield will be computed as described below.

                  Total Return

         Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                                  P(1+T)n = ERV

 Where: P = a hypothetical initial payment of $1000
 T = average annual total return
 n = number of years
 ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 years (or other) periods (or fractional portion thereof).

         The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. The total return figures do not reflect charges and deductions which are, or may be, imposed under the Contracts.

         The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

Yield

         From time to time, the Trust may quote the American Funds Bond Portfolio's yield and effective yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

         The 30-day yield for the American Funds Bond Portfolio will be calculated according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                             YIELD = 2[(a-b+1)(6)-1]
                                        cd

Where:            a =    dividends and interest earned during the period
                  b =    expenses accrued for the period (net of reimbursement)
                  c =    the average daily number of shares outstanding
                         during the period that were entitled to
                         receive dividends
                  d =    the net asset value per share on the last day of the
                         period

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

         Yield information is useful in reviewing the Portfolio's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the investment portfolio of the corresponding Master Fund, portfolio maturity, operating expenses and market conditions.

         It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolio from the continuous sale of its shares will likely be invested by the Master Fund in instruments producing lower yields than the balance of the Master Fund's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

Non-Standardized Performance

         In addition to the performance information described above, the Trust may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                           PORTFOLIO TRANSACTIONS

         For information regarding portfolio transactions for each Master Fund, see the Master Fund's statement of additional information which is delivered together with this Statement of Additional Information.

                         MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Portfolios' activities, reviewing, among other things, each Portfolio's performance and its contractual arrangements with various service providers. The Trustees elect the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

Trustees and Officers

         The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900, Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees."





  The Trustees

                                                                                             Number of
                                                                                            Portfolios
                                             Term of                                         in Fund
                                           Office and                                        Complex+      Other
                             Position(s)     Length of                                       overseen   Directorships
                             Held with       Time          Principal Occupation(s)             by          Held
      Name and Age           Registrant      Served         During Past 5 Years              Trustee     by Trustee

      -------------           ----------    ----------      -------------------          -------------  --------------

Interested Trustee

Elizabeth M. Forget*  (41)  President and   Indefinite;  Since May 2007, Senior Vice        89            Director,
                            Trustee         From         President, MetLife, Inc.; since                  Metropolitan Series
                                            December     December 2000, President of Met                  Fund, Inc. and
                                            2000 to      Investors Advisory LLC; since                    MetLife Series Fund
                                            present.     May 2006, President of MetLife                   II since August,
                                                         Advisers LLC; from December 2003                 2006.
                                                         to April 2007, Vice President,
                                                         MetLife, Inc.


Disinterested Trustees

Dawn M. Vroegop             Trustee         Indefinite;  From September 1999 to September   52            None
(41)                                        From         2003, Managing Director,
                                            December     Dresdner RCM Global Investors.
                                            2000 to
                                            present.

Stephen M. Alderman  (48)   Trustee         Indefinite;  Since November 1991, Shareholder   52            None
                                            From         in the law firm of Garfield and
                                            December     Merel, Ltd.
                                            2000 to
                                            present.

Jack R. Borsting  (79)      Trustee         Indefinite;  Since 2001, Professor of           52            Lead Governor,
                                            From         Business Administration and Dean                 American Stock
                                            December     Emeritus, Marshall School of                     Exchange, Director,
                                            2000 to      Business, University of Southern                 Los Angeles
                                            present.     California (USC); from 1995-2001                 Orthopedic
                                                         Executive Director, Center for                   Hospital, Trustee,
                                                         Telecommunications Management.                   The Rose Hills
                                                                                                          Foundation.
                                                                                                          Member, Army
                                                                                                          Science Board.

Daniel A. Doyle (49)        Trustee         Indefinite;  Since October 2000, Vice           52            None
                                            From         President and Chief Financial
                                            February     Officer of ATC Management, Inc.
                                            2007 to      (public utility).
                                            present.

Robert Boulware(51)         Trustee         Indefinite;  Since 2004, Director of Norwood    52            Director of
                                            From March   Promotional Products, Inc.;                      Gainsco, Inc.,
                                            2008 to      since 2005, Director of Gainsco,                 Norwood Promotional
                                            present.     Inc. (auto insurance); since                     Products, Inc., and
                                                         2007, Director of Wealthpoint                    Wealthpoint
                                                         Advisors (a business development                 Advisors.
                                                         company); from 1992-2006,
                                                         President and Chief Executive
                                                         Officer of ING Fund Distributor,
                                                         LLC.

Susan C. Gause              Trustee         Indefinite;  From 2000 to December 2002,        52            None
                                            From March   Chief Executive Officer of
                                            2008 to      Dresdner RCM Global Investors
                                            present.     (purchased by Allianz Asset
                                                         Management in 2001).

The Executive Officers

                                               Term of
                                             Office and
                              Position(s)    Length of
                              Held with         Time       Principal Occupation(s)
       Name and Age           Registrant       Served          During Past 5 Years
       -------------           ----------   ------------       -------------------

Jeffrey A. Tupper             Chief         From August   Since October 2006, Assistant
(37)                          Financial     2002 to       Vice President, MetLife Group,
                              Officer,      present       Inc.  Since February 2001,
                              Treasurer                   Assistant Vice President of
                                                          MetLife Investors Insurance
                                                          Company.

Michael K. Farrell            Executive     From August   Since December 2005, Executive
(54)                          Vice          2002 to       Vice President, MetLife, Inc.;
                              President     present       since July 2002, Chief
                                                          Executive Officer of MetLife
                                                          Investors Group, Inc. and Met
                                                          Investors Advisory LLC; since
                                                          April 2001, Chief Executive
                                                          Officer of MetLife Resources.

Richard C. Pearson            Vice          From          Since June 2001, President or
(65)                          President     December      Executive Vice President of
                              and           2000 to       MetLife Investors Distribution
                              Secretary     present.      Company; since January 2001,
                                                          Executive Vice President, General
                                                          Counsel and Secretary of MetLife Investors
                                                          Group, Inc. and Vice  President, Secretary
                                                          and Associate General Counsel of its
                                                          affiliate life insurance companies;
                                                          from November 2000 to January 2002, Senior
                                                          Vice President and General Counsel of Met
                                                          Investors Advisory Corp.; since January
                                                          2002, Senior Vice President, General
                                                          Counsel and Secretary of Met Investors
                                                          Advisory, LLC.

Jeffrey P. Halperin           Chief         From          Since March 2006, Vice
(40)                          Compliance    November      President, Corporate Ethics and
                              Officer       2006 to       Compliance Department, MetLife,
                                            present       Inc.; from October 2002 to
                                                          March 2006, Assistant
                                                          Vice President; from
                                                          November 2005 to
                                                          August 2006, Interim
                                                          Chief Compliance
                                                          Officer, Met Investors
                                                          Series Trust; since
                                                          April 2007, Chief
                                                          Compliance Officer,
                                                          Metropolitan Series
                                                          Funds; from August
                                                          2006 to April 2007,
                                                          Interim Chief
                                                          Compliance Officer,
                                                          Metropolitan Series
                                                          Funds; since August
                                                          2006, Chief Compliance
                                                          Officer, Met Investors
                                                          Advisory, LLC and
                                                          MetLife Advisers, LLC;
                                                          since November 2006,
                                                          Chief Compliance
                                                          Officer, MetLife
                                                          Investment Advisors
                                                          Company, LLC.

Mary Moran Zeven              Assistant     From          Since 2002, Senior Vice
2 Avenue de Lafayette         Secretary     October       President and Senior Managing
Boston, Massachusetts 02111                 2001 to       Counsel, State Street Bank and
(47)                                        present       Trust Company.

William C. Cox                Assistant     From          Since 1997, Vice President and
2 Avenue de Lafayette         Treasurer     November      Senior Director, Fund
Boston, Massachusetts                       2004 to       Administration Division, State
02111                                       present       Street Bank and Trust Company.
(41)
----------------------
+  The Fund Complex includes the Trust (52 portfolios), Metropolitan Series Fund, Inc. (36 portfolios) and
    Metropolitan Series Fund II (1 portfolio).
*   Ms. Forget is an "interested person" of the Trust as a result of her affiliation with the Manager and the Distributor.

    Committees of the Board

         The Trust has a standing Audit Committee consisting of all of the Disinterested Trustees. The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held four meetings during the fiscal year ended December 31, 2007.

         The Trust has a Nominating, Governance and Compensation Committee consisting of all the Disinterested Trustees. The Nominating, Governance and Compensation Committee's function is to nominate and evaluate Disinterested Trustee candidates and review the compensation arrangement for each of the Trustees. Given the nature of the Trust, in that its assets are used to fund the benefits under variable annuity and life insurance plans, the Nominating, Governance and Compensation Committee will not consider nominees recommended by contract holders. The Nominating, Governance and Compensation Committee held six meetings during the fiscal year ended December 31, 2007.

         The Trust has a Valuation Committee currently consisting of Elizabeth
M. Forget, Richard C. Pearson, Jeffrey Tupper, Thomas McDevitt, Bryan Andersen and such other officers of the Trust and the Manager, as well as such officers of any Adviser to any Portfolio as are deemed necessary by Ms. Forget, Mr. Pearson, Mr. Tupper, Mr. McDevitt or Mr. Andersen from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. The Valuation Committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuations cannot otherwise be provided. The Valuation Committee held 22 meetings during the fiscal year ended December 31, 2007.

     Compensation of the Trustees

         Each Trustee, who is not an employee of the Manager or any of its affiliates, currently receives from the Trust an annual retainer of $80,000 ($20,000 per quarter) plus (i) an additional fee of $8,000 for each regularly scheduled Board meeting attended, Committee meetings and private Disinterested Trustee meetings attended, (ii) $5,000 for each special meeting attended in person, (iii) for each telephonic/internet interactive Board and Committee meeting attended, $3,000 and $2,500, respectively, and (iv) reimbursement for expenses in attending in-person meetings. In addition, the lead Disinterested Trustee, the Chair of the Audit Committee and the Chair of the Nominating and Compensation Committee each receive a supplemental annual retainer of $20,000, $10,000 and $10,000, respectively.

         The table below sets forth the compensation paid to each of the Trustees affiliated with the Manager and all other Trustees during the fiscal year ended December 31, 2007. The amounts set forth below were paid under a different compensation schedule.

---------------------------------------------- ------------ --------------------
                                                      Total Compensation
                                                      From Fund Complex+
                                  Aggregate           Paid to Trustee
                              Compensation from
Trustee                           Trust
-----------                    -----------------     -----------------------
Interested Trustee

Elizabeth M. Forget               None                None

Disinterested Trustees

Stephen M. Alderman               $155,500            $155,500
Jack R. Borsting                  $125,500            $125,500
Daniel A. Doyle                   $107,722            $107,722
Theodore A. Myers*                $125,500            $125,500
Dawn M. Vroegop                   $135,500            $135,500
-------------------------------------- ------------------- --------------------
________________

+  The Fund Complex includes the Trust (52 portfolios),
   Metropolitan Series Fund, Inc. (36 portfolios) and
   Metropolitan Series Fund II (1 portfolio).

* Mr. Myers resigned from the Board in February, 2008.

Indemnification of Trustees and Officers

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Trustees' and Officers' Share Ownership

         As of December 31, 2007, the officers and Trustees of the Trust as a group did not own any outstanding shares of the Trust.

Proxy Voting Policies and Procedures

         Pursuant to the Trust's Proxy Voting Policies and Procedures, the Trust has delegated the proxy voting responsibilities with respect to each Portfolio to the Manager. Because the Manager views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibilities with respect to each Portfolio to the applicable subadvisers ("Adviser"). Appendix B to this Statement of Additional Information contains the proxy voting policies and procedures of the Manager. With respect to the Master Funds, see the statement of additional information for the Master Funds for information on the proxy voting procedures for the Funds' investment adviser.

Proxy Voting Records

         The Manager and each of the Advisers, as applicable, will maintain records of voting decisions for each vote cast on behalf of the Portfolios. Information regarding how each Portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 has been filed with the Securities and Exchange Commission on Form N-PX and is available (1) without charge, upon request, by calling the Trust, toll-free at 1-800-343-8496 and (2) on the SEC's website at http://www.sec.gov.

Portfolio Holdings Disclosure Policy

         The Board of Trustees has adopted and approved policies and procedures reasonably designed to protect the confidentiality of the Trust's portfolio holdings information and to seek to prevent the selective disclosure of such information. The Trust reserves the right to modify these policies and procedures at any time without notice.

         Only the Manager's or, as applicable, the Adviser's Chief Compliance Officer, or persons designated by the Trust's Chief Compliance Officer (each, an "Authorized Person") are authorized to disseminate nonpublic portfolio information, and only in accordance with the procedures described below. Pursuant to these polices and procedures, the Manager or the Adviser may disclose a Portfolio's portfolio holdings to unaffiliated parties prior to the time such information has been disclosed to the public through a filing with the SEC or a posting on an insurance company website only if an Authorized Person determines that (i) there is a legitimate business purpose for the disclosure; and (ii) if practicable, the recipient is subject to a confidentiality agreement, including a duty not to trade on the nonpublic information. Under the Trust's policies and procedures, a legitimate business purpose includes disseminating or providing access to portfolio information to (i) the Trust's service providers (e.g., custodian, independent auditors) in order for the service providers to fulfill their contractual duties to the Trust; (ii) rating and ranking organizations and mutual fund analysts; (iii) a newly hired Adviser prior to the Adviser commencing its duties; (iv) the Adviser of a Portfolio or other affiliated investment company portfolio that will be the surviving portfolio in a merger; (v) consultants that provide research and consulting services to the Manager or its affiliates with respect to asset allocation targets and investments for asset allocation funds of funds in the MetLife enterprise; and (vi) firms that provide pricing services, proxy voting services and research and trading services.

         In accordance with the aforementioned procedures, the Manager, the Advisers and/or their affiliates periodically disclose the Trust's portfolio holdings information on a confidential basis to various service providers. Among the service providers to which the Manager, the Advisers and/or their affiliates may periodically disclose the Trust's portfolio holdings information on a confidential basis in accordance with the aforementioned procedures are the following:



    o   Barger & Wolen, LLP                                    o   Lipper Inc.
    o   Bear Stearns                                           o   Loan X
    o   Bloomberg L.P.                                         o   Morningstar Associates, LLC
    o   CIBC World Markets                                     o   Morningstar, Inc.
    o   Credit Suisse                                          o   Plexus Plan Sponsor Group, Inc.
    o   Deloitte & Touche LLP                                  o   RR Donnelley
    o   Diversified Information Technologies, Inc.             o   Reuters
    o   FRI Corporation                                        o   State Street Bank and Trust Company
    o   Ibbotson Associates, Inc.                              o   State Street Global Markets
    o   Institutional Shareholder Services Inc.                o   Street Software Technology, Inc.
    o   Interactive Data Corporation                           o   Sullivan & Worcester LLP
    o   ITG, Inc.                                              o   Thompson Financial


         The Trust's policies and procedures prohibit the dissemination of non-public portfolio information for compensation or other consideration. Any exceptions to these policies and procedures may be made only if approved by the Trust's Chief Compliance Officer as in the best interests of the Trust, and only if such exceptions are reported to the Trust's Board of Trustees at its next regularly scheduled meeting.

         Dissemination of the Trust's portfolio holdings information to MetLife enterprise employees is limited to persons who are subject to a duty to keep such information confidential and who need to receive the information as part of their duties. As a general matter, the Trust disseminates portfolio holdings to contract owners only in the Annual or Semiannual Reports or in other formats that are generally available on a contemporaneous basis to all such contract owners or the general public. The Prospectus describes certain types of information that are disclosed on insurance company websites (including www.metlifeinvestors.com), as well as the frequency with which such information is disclosed and the lag between the date of the information and the date of its disclosure.


                      INVESTMENT ADVISORY AND OTHER SERVICES

The Manager

         The Trust is managed by Met Investors Advisory, LLC (the "Manager") which, subject to the supervision and direction of the Trustees of the Trust, has overall responsibility for the general management and administration of the Trust. MetLife Investors Group, Inc., an affiliate of Metropolitan Life Insurance Company, owns all of the outstanding common shares of the Manager and MetLife Investors Distribution Company.

         The Trust and Manager have entered into a Management Agreement dated December 8, 2000, as amended ("Management Agreement"), which was initially approved by the Board of Trustees on December 7, 2000 and by Security First Life Insurance Company (currently known as MetLife Investors USA Insurance Company), as initial shareholder of the Trust, on December 8, 2000. Subject always to the supervision and direction of the Trustees of the Trust, under the Management Agreement the Manager will have (i) overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) full discretion to select new or additional sub-advisers for each Portfolio; (iii) full discretion to enter into and materially modify investment advisory agreements with sub-advisers; (iv) full discretion to terminate and replace any sub-adviser; and (v) full investment discretion to make all determinations with respect to the investment of a Portfolio's assets not then managed by a sub-adviser. In addition, the Manager will monitor compliance of the Portfolios with their investment objectives, policies and restrictions and review and report to the Trustees of the Portfolio. The Manager will furnish to the Trust such statistical information, with respect to the investments that a Portfolio may hold or contemplate purchasing, as the Trust may reasonably request. On the Manager's own initiative, the Manager will apprise the Trust of important developments materially affecting each Portfolio and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose. Further, the Manager agrees to furnish to the Trustees of the Trust such periodic and special reports as the Trustees of the Trust may reasonably request.

         Under the Management Agreement, the Manager also is required to furnish to the Trust, at its own expense and without remuneration from or other cost to the Trust, the following:

o    Office space, all necessary office facilities and equipment;

o Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions related to and to be performed under the Trust's contract or contracts for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; or

o Information and services, other than services of outside counsel or independent accountants or investment advisory services to be provided by any sub-adviser under an advisory agreement with the Manager or the investment adviser to any Master Fund in which a Portfolio invests, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to shareholders or regulatory authorities, and all tax returns.

         The Manager receives no compensation for its services to the Portfolios. In the event that a Portfolio were to withdraw from a Master Fund and invest its assets directly in investment securities, the Manager would return the services of an investment adviser and would receive a management fee at an annual rate of percentage of the assets of each Portfolio as follows:



    ---------------------------------------------------------------------- --------------------
                                  Portfolio                                        Fee
    ---------------------------------------------------------------------- --------------------
    ---------------------------------------------------------------------- --------------------
    American Funds Bond Portfolio                                          0.75%
    ---------------------------------------------------------------------- --------------------
    ---------------------------------------------------------------------- --------------------
    American Funds Global Small Capitalization Portfolio                   0.75%
    ---------------------------------------------------------------------- --------------------
    ---------------------------------------------------------------------- --------------------
    American Funds Growth Portfolio                                        0.75%
    ---------------------------------------------------------------------- --------------------
    ---------------------------------------------------------------------- --------------------
    American Funds Growth-Income Portfolio                                 0.75%
    ---------------------------------------------------------------------- --------------------
    ---------------------------------------------------------------------- --------------------
    American Funds International Portfolio                                 0.90%
    ---------------------------------------------------------------------- --------------------


         In addition to the management fees, if any, the Trust pays all expenses not assumed by the Manager, including, without limitation, charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself and its Disinterested Trustees, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its administrator, custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Trustees who are not affiliated persons of the Manager, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Trust expenses are allocated among and charged to the assets of the Portfolios of the Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. In addition, as discussed below under "Distribution of the Trust's Shares," the Class C shares of each Portfolio may pay for certain distribution - related expenses in connection with activities primarily intended to result in the sale of its shares.

         The Management Agreement continues in force for two years from its commencement date, with respect to each Portfolio, and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees, by votes cast in person at a meeting called for the purpose of voting on such approval. As of the date of this Statement of Additional Information, the Portfolios had not commenced operations. The Management Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Trust, or upon such shorter notice as may be mutually agreed upon.

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission ("Multi-Manager Order"). The Multi-Manager Order permits the Manager, subject to approval of the Board of Trustees, to: (i) select new or additional sub-advisers for the Trust's Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the sub-advisers without obtaining approval of the relevant Portfolio's shareholders. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in a proxy statement. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the investment advisory agreement with the Affiliated Adviser, including compensation hereunder, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. Although shareholder approval is not required for the termination of advisory agreements, shareholders of a Portfolio continue to have the right to terminate such agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio. So long as the assets of a Portfolio are invested solely in the shares of a registered investment company, the Portfolio will not have a sub-adviser.

Master Funds

         For information regarding the investment adviser to the Master Funds, including information regarding the portfolio counselors' compensation other accounts managed and ownership of shares of the Master Funds to the extent applicable, see the Master Funds' statement of additional information which is delivered together with this Statement of Additional Information.

The Administrator

         Pursuant to an administration agreement ("Administration Agreement"), State Street Bank and Trust Company ("Administrator") assists the Manager in the performance of its administrative services to the Trust and provides the Trust with other necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust.

         The Administrator was organized as a Massachusetts trust company. Its principal place of business is at 2 Avenue de Lafayette, Boston, Massachusetts 02111. Under the Administration Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate of approximately 0.01% of the average daily net assets of each Portfolio of the Trust. The Administration Agreement is in effect until December 31, 2007 and continues in effect for successive periods of one year, unless terminated by any party upon not less than sixty (60) days' prior written notice to the other party. For the years ended December 31, 2007, December 31, 2006 and December 31, 2005, an aggregate of $2,506,645, $3,424,737 and $2,105,465, respectively, was paid to the Administrator.

The Distributor

         The Trust has a distribution agreement with MetLife Investors Distribution Company ("MID" or the "Distributor") in which MID serves as the Distributor for the Trust's Class C shares. MID is an affiliate of Metropolitan Life Insurance Company. MID's address is 5 Park Plaza, Suite 1900, Irvine, California 92614.

         The Trust's distribution agreement with respect to the Class C shares ("Distribution Agreement") were initially approved by the Board of Trustees at Board meetings held on December 7, 2000. The Distribution Agreement will remain in effect from year to year provided the Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio and, if applicable, who have no direct or indirect financial interest in the operation of the Class C Distribution Plan or any such related agreement and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

         Pursuant to the Class C Distribution Plan, the Trust compensates the Distributor from assets attributable to Class C, for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class C shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class C shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the Class C shares.

         The Class C Distribution Plan provides that the Trust, on behalf of each Portfolio, may pay annually up to 1.00% of the average daily net assets of a Portfolio attributable to its Class C shares in respect to activities primarily intended to result in the sale of Class C shares. However, under the Distribution Agreements, payments to the Distributor for activities pursuant to the Class C Distribution Plan are limited to payments at an annual rate equal to 0.55% of average daily net assets of a Portfolio attributable to its Class C shares. Under the terms of the Class C Distribution Plan and the related Distribution Agreements, each Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities (including Metropolitan Life Insurance Company and its affiliates) providing distribution and shareholder servicing with respect to the Class C shares for such entities' fees or expenses incurred or paid in that regard.

         The Class C Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to Class C shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Class C Distribution Plan and in connection with their annual consideration of the Class C Distribution Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class C shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class C shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Class C shares of the Trust; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the Portfolios; (e) training sales personnel regarding the Class C shares of the Trust; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class C shares.

         A description of the Class C Distribution Plan with respect to the Class C shares and related services and fees thereunder is provided in the Prospectus for the Class C shares of the Portfolios.

         The Class C Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributor of the Class C shares in connection with the Class C Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by vote of a majority of the Trust's Board of Trustees, and of a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Class C Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class C Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class C shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class C shares of the Portfolio, or by vote of a majority of the Disinterested Trustees. The Class C Distribution Plan also provides that it may not be amended to increase materially the amount (up to 1.00% with respect to Class C of average daily net assets annually) that may be spent for distribution of Class C shares of any Portfolio without the approval of Class C shareholders of that Portfolio.

         The Distributor for each class of shares will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, the Distributor currently offers shares of each Portfolio on a continuous basis to qualified pension and profit sharing plans and to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. The Distribution Agreement provides that the Distributor shall accept orders for shares at net asset value without a sales commission or sale load being charged. The Distributor has made no firm commitment to acquire shares of any Portfolio.

Rule 12b-1 Plan of the Master Funds

         The Master Funds have not adopted a Plan of Distribution for their Class shares, pursuant to Rule 12b-1 under the 1940 Act.

Code of Ethics

         The Trust, its Manager, its Distributor, and each of its Advisers, have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts including securities that may be purchased or held by the Portfolios. A copy of each of the Codes of Ethics is on public file with, and is available from the Securities and Exchange Commission.

Custodian

         State Street Bank and Trust Company ("State Street Bank"), located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, serves as the custodian of the Trust. Under the custody agreement, State Street Bank holds the Portfolios' securities, provides fund accounting and keeps all necessary records and documents.

Transfer Agent

         Metropolitan Life Insurance Company serves as transfer agent for the Trust.

Legal Matters

     Certain legal matters are passed on for the Trust by Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006.

Independent Auditors

         _________, located at 200 Berkeley Street, Boston, Massachusetts 02116, serves as the Trust's independent auditors.


                            REDEMPTION OF SHARES

         The Trust may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period
(1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission, (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the Securities and Exchange Commission may otherwise permit.

         The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.


                                  NET ASSET VALUE

         The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., Eastern Time), each day the Exchange is open for trading. Currently, the Exchange is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Portfolio's net asset value will be based on the net asset value of the corresponding Master Fund, adjusted to reflect the Portfolio's other assets, if any, and expenses. For information regarding the determination of net asset value for each Master Fund, see the Master Funds statement of additional information which is delivered together with the Statement of Additional Information.

                             FEDERAL INCOME TAXES

         Each Portfolio, including each Master Fund, intends to qualify each year as a "regulated investment company" under the Code. By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to its shareholders.

         In order to so qualify, a Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities, and net income derived from an interest in a qualified publicly traded partnership; and (2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. For this purpose, a qualified publicly traded partnership is any publicly traded partnership other than one whose income is derived almost entirely from income which would be qualified income for a regulated investment company (that is, dividends, interest, payments with respect to securities loans, gains from the disposition of stock or securities, and the like) in any event.

         As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the distribution requirement in each taxable year.

         The Portfolios will not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a regulated investment company whose only shareholders are either tax-exempt pension trusts or segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

         The Trust intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Trust and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts, tax-exempt pension trusts, and MetLife Investors USA Insurance Company, the initial shareholder of the Portfolios, and its affiliates. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.

         Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Trust. These requirements, which are in addition to the diversification requirements applicable to the Trust under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios or Master Funds may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract. For this purpose, an investment in a Master Fund is treated not as a single investment but as an investment in each asset owned by the Master Fund, so long as shares of the Master Fund are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios and Master Funds are and will be so owned. Thus so long as each Portfolio and Master Fund meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The Trust may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of a Portfolio or Master Fund or substitute the shares of one Portfolio or Master Fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.

         In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Trust intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.

         Portfolios that invest in foreign securities may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of a Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long a Portfolio held its investment. In addition, a Portfolio could be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. To avoid such tax and interest, each Portfolio's investment adviser intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains will be considered ordinary income, which a Portfolio will be required to distribute even though it has not sold the security.

                     ORGANIZATION AND CAPITALIZATION OF THE TRUST

         The Trust is a Delaware business trust organized on July 27, 2000. A copy of the Trust's Agreement and Declaration of Trust, which is governed by Delaware law, is filed as an exhibit to the Trust's registration statement. The Trust is the successor to the Security First Trust and Cova Series Trust, the series of which were converted to Portfolios of the Trust, effective February 12, 2001.

         The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share, of one or more series. Currently, the Trustees have established and designated fifty four series. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Trust, which is separately managed and has its own investment objective and policies. The Trustees of the Trust have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Trust. The shares have no preemptive, conversion or subscription rights and are fully transferable.

         The Trust is authorized to issue four classes of shares (Class A, Class B, Class C and Class E) on behalf of each Portfolio. Class A shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class B, Class C and Class E shares are offered at net asset value and are subject to distribution fees imposed pursuant to each Class' Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.

         The four classes of shares are currently offered under the Trust's multi-class distribution system approved by the Trust's Board of Trustees on December 7, 2000, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust's multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

         The Trust continuously offers its shares to separate accounts of insurance companies in connection with the Contracts. Class A, Class B, Class C and Class E shares currently are sold to insurance company separate accounts in connection with Contracts issued by the following affiliated insurance companies
- Metropolitan Life Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company, New England Financial Life Insurance Company, General American Life Insurance Company, MetLife Insurance Company of Connecticut (collectively, "MetLife"). As of December 31, 2007, MetLife owned substantially all of the Trust's outstanding Class A, Class B and Class E shares and, as a result, may be deemed to be a control person with respect to the Trust.

         As a "series" type of mutual fund, the Trust issues separate series of share of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contract owners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. As of the date of this Statement of Additional Information, there were no Contracts outstanding with premium allocated to any of the Portfolios.

         The Trust may in the future offer its shares to separate accounts of other insurance companies. The Trust does not currently foresee any disadvantages to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other. However, it is theoretically possible that, at some time, the interests of various Contract owners participating in the Trust through their separate accounts might conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in the Trust, which would possibly force the Trust to sell portfolio securities at disadvantageous prices. The Trustees of the Trust intend to monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and will take whatever remedial action may be necessary.

         The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Trust's books of account and are to be charged with the expenses with respect to that Portfolio. Any general expenses of the Trust not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.

         Each share has one vote, with fractional shares voting proportionately. Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Agreement and Declaration of Trust does not require the Trust to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Trust may appoint their successors until fewer than a majority of the Trustees have been elected by shareholders, at which time a meeting of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of the Trustees or vote of two-thirds of the outstanding shares of the Trust. Holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Trust forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.

                            APPENDIX A (Securities Ratings)

Standard & Poor's Bond Ratings

         A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

         Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Commercial Paper Ratings

         "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

         "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Fitch IBCA, Inc. Commercial Paper Ratings. Fitch Investors Service L.P. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Duff & Phelps Inc. Commercial Paper Ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C", "C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

         Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

                      APPENDIX B (Proxy Voting Policies and Procedures)

                                 (to be filed by amendment)

                           MET INVESTORS SERIES TRUST

                                  5 Park Plaza
                                   Suite 1900
                            Irvine, California 92614
                                  800-848-3854

                       Statement of Additional Information


                                 April 28, 2008



                                   Portfolios





Met/AIM Capital Appreciation Portfolio                          Lord Abbett Growth and Income Portfolio
Met/AIM Small Cap Growth Portfolio                              Lord Abbett Mid Cap Value Portfolio
Batterymarch Growth and Income Portfolio                        MFS(R) Emerging Markets Equity Portfolio
BlackRock High Yield Portfolio                                  MFS(R) Research International Portfolio
BlackRock Large Cap Core Portfolio                              Oppenheimer Capital Appreciation Portfolio
Clarion Global Real Estate Portfolio (formerly Neuberger        PIMCO Total Return Portfolio
   Berman Real Estate Portfolio)
Dreman Small Cap Value Portfolio                                PIMCO Inflation Protected Bond Portfolio
Met/Franklin Income Portfolio                                   Pioneer Fund Portfolio
Met/Franklin Mutual Shares Portfolio                            Pioneer Strategic Income Portfolio
Goldman Sachs Mid Cap Value Portfolio                           RCM Technology Portfolio
Harris Oakmark International Portfolio                          Rainier Large Cap Equity Portfolio
Janus Forty Portfolio                                           T. Rowe Price Mid Cap Growth Portfolio
Lazard Mid Cap Portfolio                                        Met/Templeton Growth Portfolio
Legg Mason Partners Aggressive Growth Portfolio                 Third Avenue Small Cap Value Portfolio
Legg Mason Partners Managed Assets Portfolio                    Turner Mid Cap Growth Portfolio
Legg Mason Value Equity Portfolio                               Van Kampen Comstock Portfolio
Loomis Sayles Global Markets Portfolio                          Van Kampen Mid Cap Growth Portfolio
Lord Abbett Bond Debenture Portfolio





                            Allocation Portfolios


                  American Funds Balanced Allocation Portfolio
                  American Funds Growth Allocation Portfolio
                  American Funds Moderate Allocation Portfolio
                  MetLife Aggressive Strategy Portfolio
                  MetLife Balanced Strategy Portfolio
                  MetLife Defensive Strategy Portfolio
                  MetLife Growth Strategy Portfolio
                  MetLife Moderate Strategy Portfolio
                  Strategic Conservative Growth Portfolio
                  Strategic Growth Portfolio
                  Strategic Growth and Income Portfolio
                  Met/Franklin Templeton Founding Strategy Portfolio


         This Statement of Additional Information provides supplementary information pertaining to shares of 47 investment portfolios ("Portfolios") of Met Investors Series Trust (the "Trust"), an open-end, management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses dated April 28, 2008 for, as applicable, the Class A, Class B, Class C and Class E shares of the Portfolios listed above. The Prospectuses may be obtained by writing to the Trust at the address above or by calling 800-848-3854.


         The Portfolios listed under the heading Allocation Portfolios are collectively referred to herein as the "Allocation Portfolios" and individually, an "Allocation Portfolio". Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.


         The audited financial statements described in "Financial Statements" herein for the periods ended December 31, 2007, including the financial highlights, appearing in the Trust's Annual Report to Shareholders, filed electronically with the Securities and Exchange Commission on _____, 2008 (File No. 811-10183), are incorporated by reference and made part of this document.


         No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.


                              TABLE OF CONTENTS



                                                                                                               Page



INVESTMENT OBJECTIVES AND POLICIES................................................................................5
         Asset-Backed Securities..................................................................................5
         Brady Bonds..............................................................................................6
         Collateralized Debt Obligations..........................................................................7
         Convertible Securities...................................................................................8
         Credit Default Swaps.....................................................................................9
         Depositary Receipts......................................................................................9
         Dollar Roll Transactions................................................................................10
         Event-Linked Bonds......................................................................................10
         Floaters................................................................................................11
         Foreign Currency Transactions...........................................................................11
         Foreign Securities......................................................................................15
         Forward Commitments, When-Issued and Delayed Delivery ..................................................20
         High Yield/High Risk Debt Securities....................................................................20
         Hybrid Instruments......................................................................................22
         Illiquid Securities.....................................................................................23
         Inflation-Indexed Bonds.................................................................................23
         Interest Rate Transactions..............................................................................24
         Investment Grade Corporate Debt Securities..............................................................25
         Loans and Other Direct Indebtedness.....................................................................26
         Money Market Securities.................................................................................26
         Mortgage-Backed Securities..............................................................................27
         Municipal Fixed Income Securities.......................................................................30
         Options and Futures Strategies..........................................................................31
         Other Investment Companies..............................................................................36
         Portfolio Turnover......................................................................................38
         Real Estate Investment Trusts...........................................................................39
         Repurchase Agreements...................................................................................40
         Reverse Repurchase Agreements...........................................................................40
         Rights and Warrants.....................................................................................41
         Securities Loans........................................................................................41
         Short Sales.............................................................................................42
         Structured Notes........................................................................................43
         Swaps...................................................................................................44
         U.S. Government Securities..............................................................................45
         Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds................................................45
INVESTMENT RESTRICTIONS..........................................................................................46
         Fundamental Policies....................................................................................46
         Non-Fundamental Policies................................................................................48
PERFORMANCE INFORMATION..........................................................................................51
         Total Return............................................................................................51
         Yield...................................................................................................52
         Non-Standardized Performance............................................................................53
PORTFOLIO TRANSACTIONS...........................................................................................53
MANAGEMENT OF THE TRUST..........................................................................................58
         Trustees and Officers...................................................................................58
         Committees of the Board.................................................................................62
         Compensation of the Trustees............................................................................63
         Indemnification of Trustees and Officers................................................................63
         Trustees' and Officers' Share Ownership.................................................................64
         Proxy Voting Policies and Procedures....................................................................64
         Proxy Voting Records....................................................................................64
         Portfolio Holdings Disclosure Policy....................................................................64
INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................66
         The Manager.............................................................................................66
         The Advisers............................................................................................80
         Portfolio Management....................................................................................84
         The Administrator.......................................................................................84
         The Distributor.........................................................................................85
         Code of Ethics..........................................................................................89
         Custodian...............................................................................................89
         Transfer Agent..........................................................................................90
         Legal Matters...........................................................................................90
         Independent Registered Public Accounting Firm...........................................................90

REDEMPTION OF SHARES.............................................................................................90

NET ASSET VALUE..................................................................................................90

FEDERAL INCOME TAXES.............................................................................................91



FINANCIAL STATEMENTS.............................................................................................97


APPENDIX A (Securities Ratings).................................................................................A-1

APPENDIX B (Proxy Voting Policies and Procedures)...............................................................B-1

APPENDIX C (Portfolio Manager Disclosure).......................................................................C-1



                         INVESTMENT OBJECTIVES AND POLICIES

         The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Prospectus. If a Portfolio is not identified below in connection with a particular strategy or technique, its Adviser, as of the effective date of this Statement of Additional Information, does not currently intend to invest any of the Portfolio's assets in that strategy or technique although it has the ability to do so and may do so in the future.


         Each Allocation Portfolio operates under a "fund of funds" structure, investing substantially all of its assets in other mutual funds managed by the Manager or its affiliates or unaffiliated third party investment advisers ("Third Party Funds") , as applicable (collectively, the "Underlying Portfolios"). In addition to investments in shares of the Underlying Portfolios, an Allocation Portfolio may invest for cash management purposes in U.S. government securities and in money market securities. In addition to the fees directly associated with an Allocation Portfolio, an investor in that Portfolio will also indirectly bear the fees of the Underlying Portfolios in which an Allocation Portfolio invests. This Statement of Additional Information contains information about Underlying Portfolios that are series of the Trust. For additional information about Underlying Portfolios that are series of Metropolitan Series Fund, Inc., please see the April 28, 2008 prospectus and statement of additional information of Metropolitan Series Fund, Inc. (SEC File No. 811-03618). For additional information about Underlying Portfolios that are Third Party Funds, please see the current prospectus and statement of additional information applicable to such Third Party Fund.

         Each Allocation Portfolio invests in shares of the Underlying Portfolios and its performance is directly related to the ability of the Underlying Portfolios to meet their respective investment objectives, as well as the Manager's or Adviser's, as applicable, allocation among the Underlying Portfolios. Accordingly, each Allocation Portfolio's investment performance will be influenced by the investment strategies of and risks associated with the Underlying Portfolios, as described below, in direct proportion to the amount of assets each Allocation Portfolio allocates to the Underlying Portfolios utilizing such strategies. However, information in "Money Market Securities", "Other Investment Companies" and "U.S. Government Securities" also applies generally to direct investments that may be made by the Allocation Portfolios.

     Asset-Backed Securities. (Met/AIM Capital Appreciation, Met/AIM Small Cap Growth, BlackRock High Yield, Met/Franklin Income, Met/Franklin Mutual Shares, Goldman Sachs Mid Cap Value, Janus Forty, Lazard Mid Cap, Legg Mason Partners Managed Assets, Legg Mason Value Equity, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Fund, Pioneer Strategic Income, T. Rowe Price Mid Cap Growth and Third Avenue Small Cap Value Portfolios)


         Asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.

         Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or government-sponsored entities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less. Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and shorter prepayments will lengthen it.

         The purchase of asset-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

         In the case of privately issued asset-backed securities, the Trust takes the position that such instruments do not represent interests in any particular industry or group of industries.


     Brady Bonds. (Met/AIM Capital Appreciation, BlackRock Large Cap Core, Dreman Small Cap Value, Met/Franklin Income, Janus Forty, Legg Mason Partners Managed Assets, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, MFS(R) Emerging Markets Equity, PIMCO Inflation Protected Bond, PIMCO Total Return and Pioneer Strategic Income Portfolios)


         Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only in the last decade, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (the uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

     Collateralized Debt Obligations. (BlackRock High Yield, Janus Forty, Legg Mason Partners Managed Assets, Legg Mason Value Equity, Loomis Sayles Global Markets, MFS(R) Value, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Fund and Pioneer Strategic Income Portfolios)

         A Portfolio may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

         For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and services to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

         The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Portfolios' Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.


     Convertible Securities. (All Portfolios except Batterymarch Growth and Income and Turner Mid Cap Growth Portfolios)


         A Portfolio may invest in convertible securities of domestic and, subject to the Portfolio's investment strategy, foreign issuers. The convertible securities in which a Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

         Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase for that Portfolio. Neither event will require the sale of such securities, although a Portfolio's investment adviser will consider such event in its determination of whether the Portfolio should continue to hold the securities.


     Credit  Default  Swaps.   (BlackRock  High  Yield,   Met/Franklin   Income,
     Met/Franklin Mutual Shares, Janus Forty, Legg Mason Partners Managed Assets, Lord Abbett Bond Debenture, PIMCO Inflation Protected Bond, PIMCO Total Return and Pioneer Strategic Income Portfolios)


         A Portfolio may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap.

         A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

     Depositary Receipts. (All Portfolios)

         A Portfolio may purchase foreign securities in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other securities convertible into securities of corporations in which the Portfolio is permitted to invest pursuant to its investment objectives and policies. These securities may not necessarily be denominated in the same currency into which they may be converted. Depositary receipts are receipts typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Because American Depositary Receipts are listed on a U.S. securities exchange, the investment advisers of the following Portfolios do not treat them as foreign securities.

o        Batterymarch Growth and Income


o        BlackRock High Yield
o        Goldman Sachs Mid Cap Value
o        Legg Mason Partners Aggressive Growth
o        Legg Mason Partners Managed Assets
o        Legg Mason Value Equity
o        Lord Abbett Bond Debenture
o        Lord Abbett Growth and Income
o        Lord Abbett Mid Cap Value

o        RCM Technology


         However, like other depositary receipts, American Depositary Receipts are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.


     o Turner Mid Cap Growth Portfolio does not expect to invest more than 10% of its total assets in American Depositary Receipts.

     Dollar Roll Transactions. (Met/AIM Capital Appreciation, Met/AIM Small Cap Growth, BlackRock High Yield, Met/Franklin Income, Lazard Mid Cap, Legg Mason Partners Managed Assets, Legg Mason Value Equity, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Fund and Pioneer Strategic Income Portfolios)


         Mortgage dollar rolls are transactions in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counter-party to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what such performance would have been without the use of mortgage dollar rolls. Accordingly, the benefits derived from the use of mortgage dollar rolls depend upon the Adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. All cash proceeds will be invested in instruments that are permissible investments for the Portfolio. The Portfolio will maintain until the settlement date the segregation, either on the records of the Adviser or with the Trust's custodian, of cash or other liquid securities in an amount equal to the forward purchase price.


     Event-Linked Bonds. (BlackRock High Yield, Met/Franklin Income, PIMCO Inflation Protected Bond, PIMCO Total Return and Pioneer Strategic Income Portfolios)


         Each Portfolio may invest up to 5% of its net assets in "event-linked bonds," which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some even-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.




     Floaters. (BlackRock High Yield, BlackRock Large Cap Core, Met/Franklin Income, Goldman Sachs Mid Cap Value, Janus Forty, Legg Mason Partners Aggressive Growth, Legg Mason Partners Managed Assets, Legg Mason Value Equity, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Fund and Pioneer Strategic Income Portfolios)


         A Portfolio may invest in floaters, which are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Securities."


     Foreign Currency Transactions. (Met/AIM Capital Appreciation, Met/AIM Small Cap Growth, BlackRock High Yield, BlackRock Large Cap Core, Clarion Global Real Estate (formerly Neuberger Berman Real Estate), Dreman Small Cap Value, Met/Franklin Mutual Shares, Goldman Sachs Mid Cap Value, Harris Oakmark International, Janus Forty, Lazard Mid Cap, Legg Mason Partners Aggressive Growth, Legg Mason Value Equity, Loomis Sayles Global Markets, MFS(R) Emerging Markets Equity, MFS(R) Research International, Neuberger Berman Real EstateOppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Fund, Pioneer Strategic Income, RCM Technology, T. Rowe Price Mid Cap Growth, Met/Templeton Growth, Third Avenue Small Cap Value and Van Kampen Mid Cap Growth Portfolios)


     Foreign Currency Exchange Transactions. A Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The investment adviser to a Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging").

         A Portfolio may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For that purpose, a Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in or exposed to that foreign currency.

         If conditions warrant, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

         For transaction hedging purposes, a Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

         A Portfolio may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated, or quoted or exposed (or an increase in the value of currency for securities which the Portfolio intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, a Portfolio may also purchase or sell foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

         Hedging transactions involve costs and may result in losses. A Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio's investment adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the U.S. are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange. A Portfolio would enter into foreign currency futures contracts solely for hedging or other appropriate investment purposes as defined in CFTC regulations. Open positions in forwards used for non-hedging purposes will be covered if the Portfolio earmarks liquid assets or by the segregation with the Trust's custodian of liquid assets and marked to market daily.

         Forwards will be used primarily to adjust the foreign exchange exposure of each Portfolio with a view to protecting against uncertainty in the level of future foreign exchange rates, and the Portfolios might be expected to enter into such contracts under the following circumstances:

         Lock In. When the Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

         Cross Hedge. If a particular currency is expected to decrease against another currency, a Portfolio may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio's holdings denominated in the currency sold.

         Direct Hedge. If the Adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Adviser thinks that a Portfolio can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Portfolio would hope to benefit from an increase (if any) in value of the bond.

         Proxy Hedge. The Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although a Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin.

         Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio's Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

     Foreign Securities. (All Portfolios)

         A Portfolio may invest in foreign equity and debt securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits, Yankee certificates of deposit, Eurodollar bonds and Yankee bonds. A Portfolio may also invest in Canadian commercial paper and Europaper. These instruments may subject a Portfolio to additional investment risks from those related to investments in obligations of U.S. issuers. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

         Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets and a Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement", which can result in losses to a Portfolio.

         The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

         Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

         Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

         The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. A Portfolio may buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

         The governmental members of these supra-national entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities. Set forth below is information regarding the percentage of each Portfolio's assets that may be invested in foreign securities.



      -------------------------------------------- ---------------------------------------------------
                                                      Intends to Invest No More Than the Following
                                                       Percentage of its Total Assets in Foreign
                       Portfolio                                       Securities
      -------------------------------------------- ---------------------------------------------------
------------------------------------------------------------------------------------------------------

Met/AIM Capital Appreciation                     25%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Met/AIM Small Cap Growth                         25%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Batterymarch Growth and Income                   20%

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
BlackRock High Yield                             10%

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

BlackRock Large Cap Core                         10%


------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Clarion Global Real Estate (formerly Neuberger   No limit
Berman Real Estate)

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Dreman Small Cap Value                           10%


------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Met/Franklin Income                              25%

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Met/Franklin Mutual Shares                       35%

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Goldman Sachs Mid Cap Value                      25%


------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Harris Oakmark International                     No limit

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Janus Forty                                      25%.  The Adviser does not consider securities of
                                                 companies domiciled outside the U.S. but which
                                                 conduct a majority of their business in the U.S.
                                                 and whose securities are traded on a U.S. exchange
                                                 to be "foreign securities."
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Lazard Mid Cap                                   25%


------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Legg Mason Partners Aggressive                   No limit
   Growth

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Legg Mason Partners Managed                      20%
   Assets

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Legg Mason Value Equity                          25%

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Loomis Sayles Global Markets                     No limit

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture                       20%.  The Adviser does not consider securities of
                                                 companies domiciled outside the U.S. but whose
                                                 principal trading market is in the U.S. to be
                                                 "foreign securities."
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income                    20%. The Adviser does not consider securities of
                                                 companies domiciled outside the U.S. but whose
                                                 principal trading market is in the U.S. to be
                                                 "foreign securities."
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Lord Abbett Mid Cap Value                       10%.  The Adviser does not consider securities of
                                                 companies domiciled outside the U.S. but whose
                                                 principal trading market is in the U.S. to be
                                                 "foreign securities."

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
MFS(R) Emerging Markets Equity                   No limit

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
MFS(R) Research International                    25% in emerging markets

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Oppenheimer Capital                              35%
   Appreciation

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
PIMCO Inflation Protected Bond                   30%

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
PIMCO Total Return                               30%

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Pioneer Fund                                     25%, no more than 5% in emerging markets

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Pioneer Strategic Income                         85%

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
RCM Technology                                   50%

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Rainier Large Cap Equity Portfolio               25%. The Adviser intends to limit its investments
                                                 in foreign securities to U.S. dollar denominated
                                                 securities of foreign issuers or American
                                                 Depositary Receipts.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

T. Rowe Price Mid Cap Growth                     25%


------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Met/Templeton Growth                             No limit

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Third Avenue Small Cap Value                     35%. The Adviser intends to limit its investments
                                                 in foreign securities to companies issuing U.S.
                                                 dollar-denominated American Depositary Receipts or
                                                 which, in the judgment of its Adviser, otherwise
                                                 provide financial information which provides the
                                                 Adviser with substantively similar financial
                                                 information as Securities and Exchange Commission
                                                 disclosure requirements.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Turner Mid Cap Growth                           10%


------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Van Kampen Comstock                              25%

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Van Kampen Mid Cap Growth                       25%, including emerging markets

------------------------------------------------------------------------------------------------------



     Securities of companies domiciled in Canada, Puerto Rico and the Caribbean Islands, if primarily traded in the U.S. securities markets, are not considered to be foreign securities. Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.


     Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks in addition to the risks of foreign investments described below.

     Emerging Market Securities. Investments in emerging market country securities involve special risks. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Portfolio's investments in those countries and the availability to a Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investment in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

     Transaction costs in emerging markets may be higher than in the U.S. and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of existing law.

     A Portfolio may make investments denominated in emerging markets currencies. Some countries in emerging markets also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the Portfolio's securities are quoted would reduce the Portfolio's net asset value.

     Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of a Portfolio.


     Forward  Commitments,  When-Issued  and Delayed  Delivery  Securities  (All
     Portfolios  except   Met/Franklin   Mutual  Shares,   Legg  Mason  Partners
     Aggressive Growth and Met/Templeton Growth Portfolios)



         A Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Portfolio. In addition, when the Portfolio engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Portfolio may miss the opportunity to obtain a security at a favorable price or yield. Although a Portfolio will generally enter into forward commitments to purchase securities with the intention of actually acquiring the security for its portfolio (or for delivery pursuant to options contracts it has entered into), the Portfolio may dispose of a security prior to settlement if its investment adviser deems it advisable to do so. The Portfolio may realize short-term gains or losses in connection with such sales.


     High Yield/High Risk Debt Securities. (BlackRock High Yield, BlackRock Large Cap Core, Dreman Small Cap Value, Met/Franklin Income, Met/Franklin Mutual Shares, Goldman Sachs Mid Cap Value, Janus Forty, Legg Mason Partners Managed Assets, Legg Mason Value Equity, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, MFS(R) Emerging Markets Equity, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Fund, Pioneer Strategic Income and Third Avenue Small Cap Value Portfolios)


         Certain lower rated securities purchased by a Portfolio, such as those rated Ba or B by Moody's Investors Service, Inc. ("Moody's") or BB or B by Standard & Poor's Ratings Services ("Standard & Poor's") (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing greater income than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that a Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Adviser's own credit analysis.

         Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately a Portfolio's portfolio securities for purposes of determining the Portfolio's net asset value.

         In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

         Set forth below is information regarding the policies of certain Portfolios with respect to investments in high yield debt securities.



     -------------------------------------------- --------------------------------------------------------
                      Portfolio
     -------------------------------------------- --------------------------------------------------------
----------------------------------------------------------------------------------------------------------

BlackRock High Yield                            The high yield securities acquired by the  Portfolio
                                                will generally be in the lower rating categories of the
                                                major rating services (BB or lower by Standard & Poor's
                                                or Ba or lower by Moody's) or will be determined by the
                                                Portfolio management team to be of similar quality.
                                                Split rated bonds will be considered to have a higher
                                                credit rating
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Janus Forty                                     Intends to invest no more than 35% of its assets in high
                                                yield debt securities
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Legg Mason Partners Managed                     The Portfolio has adopted an operating policy that
   Assets                                       prohibits it from purchasing any securities rated lower
                                                than BBB by Standard & Poor's,  Baa by Moody's or, if unrated by such services, are, in the Adviser's opinion, of equivalent quality, if as a result more  than 10% of the Portfolio's
                                                assets that are invested in debt securities would be invested in such securities and the Portfolio does not purchase any
                                                debt securities rated B or lower by either service or their equivalent - for this purpose, debt securities do not include convertible securities
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Legg Mason Value Equity                         Intends to invest no more than 10% of its total assets
                                                in high yield debt securities
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
MFS(R) Emerging Markets Equity                  Intends to invest no more than 10% of its net assets in
                                                high yield debt securities
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Pioneer Fund                                    Intends to invest no more than 5% of its total assets in
                                                high yield debt securities
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Pioneer Strategic Income                        Intends to invest no more than 70% of its total assets
                                                in high yield debt securities, but not more than 20% of
                                                total assets will be invested in debt securities rated
                                                below CCC by Standard & Poor's or the equivalent by
                                                another nationally recognized statistical rating
                                                organization, or determined to be of equivalent credit
                                                quality by the Adviser
----------------------------------------------------------------------------------------------------------



     Hybrid Instruments. (Met/AIM Capital Appreciation, Met/AIM Small Cap Growth, BlackRock Large Cap Core, Met/Franklin Income, Met/Franklin Mutual Shares, Goldman Sachs Mid Cap Value, Janus Forty, Lazard Mid Cap, Legg Mason Partners Managed Assets, Legg Mason Value Equity, Loomis Sayles Global Markets, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Fund, Pioneer Strategic Income, RCM Technology, T. Rowe Price Mid Cap Growth and Third Avenue Small Cap Value Portfolios)

         Although there are no percentage limitations on the amount of assets that may be invested in hybrid instruments, the investment advisers to the Portfolios do not anticipate that such investments will exceed 5% (10% with respect to Pioneer Strategic Income and T. Rowe Price Mid Cap Growth Portfolios) of each Portfolio's total assets. Hybrid instruments are a form of derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.



     Illiquid   Securities.   (All  Portfolios  except  Turner  Mid  Cap  Growth
     Portfolio)


         Each Portfolio may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Trust's Board of Trustees to be liquid and repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Portfolios' investment advisers to be illiquid or not readily marketable and, therefore, are not subject to the 15% limit. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A will be monitored by the Portfolios' investment advisers on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio having more than 15% of its assets invested in illiquid or not readily marketable securities.


          Inflation-Indexed Bonds. (BlackRock High Yield, Met/Franklin Income, Met/Franklin Mutual Shares, Janus Forty, Legg Mason Partners Managed Assets, Loomis Sayles Global Markets, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Strategic Income and Met/Templeton Growth Portfolios)


         Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

         Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

         If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolio may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

         While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

         The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.


          Interest Rate Transactions. (Met/AIM Capital Appreciation, BlackRock High Yield, Met/Franklin Income, Janus Forty, Legg Mason Partners Managed Assets, Loomis Sayles Global Markets, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, PIMCO Total Return and Pioneer Strategic Income Portfolios)


         Among the strategic transactions into which the Portfolios may enter are interest rate swaps and the purchase or sale of related caps and floors. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

         A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps and floors are entered into for good faith hedging purposes, the Advisers to the Portfolios and the Trust believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's or Moody's or has an equivalent rating from another nationally recognized statistical rating organization ("NRSRO") or is determined to be of equivalent credit quality by the investment adviser. For a description of the NRSROs and their ratings, see the Appendix. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

         With respect to swaps, a Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Portfolio's net obligations, if any.

         For purposes of applying a Portfolio's investment policies and restrictions (as stated in the Prospectus and this Statement of Additional Information) swap agreements are generally valued by the Portfolio at market value. In the case of a credit default swap sold by a Portfolio (i.e., where the Portfolio is selling credit default protection), however, the Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.


          Investment Grade Corporate Debt Securities. (Met/AIM Capital Appreciation, Met/AIM Small Cap Growth, BlackRock High Yield, BlackRock Large Cap Core, Clarion Global Real Estate (formerly Neuberger Berman Real Estate), Dreman Small Cap Value, Met/Franklin Income, Met/Franklin Mutual Shares, Goldman Sachs Mid Cap Value, Janus Forty, Lazard Mid Cap, Legg Mason Partners Aggressive Growth, Legg Mason Partners Managed Assets, Legg Mason Value Equity, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Lord Abbett Growth and Income, MFS(R) Emerging Markets Equity, MFS(R) Research International, Neuberger Berman Real EstateOppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Fund, Pioneer
          Strategic Income, RCM Technology, T. Rowe Price Mid Cap Growth, Met/Templeton Growth, Third Avenue Small Cap Value, and Van Kampen Comstock Portfolios)


     Debt securities are rated by NRSROs. Securities rated BBB by Standard & Poor's or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated investment grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. See Appendix A for a description of the various securities ratings.


          Loans and Other Direct Indebtedness. (BlackRock High Yield, Met/Franklin Income, Met/Franklin Mutual Shares, Janus Forty, Loomis Sayles Global Markets, MFS(R) Emerging Markets Equity, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Fund, Pioneer Strategic Income and Met/Templeton Growth Portfolios)


         By purchasing a loan, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

     Money Market Securities. (All Portfolios)

         Money market securities in which the Portfolios may invest include U.S. government securities, U.S. dollar denominated instruments (such as bankers' acceptances, commercial paper, domestic or Yankee certificates of deposit and Eurodollar obligations) issued or guaranteed by bank holding companies in the U.S., their subsidiaries and their foreign branches. These bank obligations may be general obligations of the parent bank holding company or may be limited to the issuing entity by the terms of the specific obligation or by government regulation.

         Other money market securities in which a Portfolio may invest also include certain variable and floating rate instruments and participations in corporate loans to corporations in whose commercial paper or other short-term obligations a Portfolio may invest. Because the bank issuing the participations does not guarantee them in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. To the extent that a Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower under the terms of the loan participation), the Portfolio may also be subject to credit risks associated with the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by a Portfolio will be regarded as illiquid.

         A Portfolio may also invest in bonds and notes with remaining maturities of thirteen months or less, variable rate notes and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand, the rate of interest payable on it varies with an agreed formula and it is typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

         Generally, the Portfolios will invest only in high quality money market instruments, i.e., securities which have been assigned the highest quality ratings by NRSROs such as "A-1" by Standard & Poor's or "Prime-1" by Moody's, or if not rated, determined to be of comparable quality by the Portfolio's investment adviser.

         The following Portfolios may invest in money market instruments rated A-3 by Standard & Poor's and Prime-3 by Moody's.


o        Dreman Small Cap
o        Harris Oakmark International
o        Janus Forty
o        Legg Mason Partners Aggressive Growth
o        Loomis Sayles Global Markets
o        Lord Abbett Bond Debenture
o        Lord Abbett Growth and Income
o        Lord Abbett Mid Cap Value
o        PIMCO Total Return
o Goldman Sachs Mid Cap Value Portfolio may invest in money market instruments rated A-2 by Standard & Poor's and Prime-2 by Moody's.

o Pioneer Fund and Pioneer Strategic Income may also invest in these instruments if they are rated below investment grade in accordance with their investment objective, policies and restrictions


     Met/Franklin Income generally will only invest in money market instruments that have been assigned at least a "Caa" by Moody's or a "CCC" by Standard & Poor's, or if not rated, determined to be of comparable quality by the Portfolio's investment adviser.

          Mortgage-Backed  Securities.  (Met/AIM Capital  Appreciation,  Met/AIM
          Small Cap Growth, BlackRock High Yield, Met/Franklin Income, Met/Franklin Mutual Shares, Goldman Sachs Mid Cap Value, Janus Forty, Lazard Mid Cap, Legg Mason Partners Managed Assets, Legg Mason Value Equity, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, MFS(R) Research International, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Fund, Pioneer Strategic Income, T. Rowe Price Mid Cap Growth and Third Avenue Small Cap Value Portfolios)


         A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain Portfolios may invest in CMOs and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

         CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

         The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

         Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the Portfolios, may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be able to realize the rate of return it expected.

         Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

         Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S. government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The Portfolios may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of the principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

         Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolios' ability to buy and sell those securities at any particular time.

         In the case of privately issued mortgage-related securities, the Trust takes the position that such instruments do not represent interests in any particular industry or group of industries.


          Municipal Fixed Income Securities. (BlackRock High Yield, Met/Franklin Income, Legg Mason Partners Managed Assets, Loomis Sayles Global Markets, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Fund and Pioneer Strategic Income Portfolios)


         A Portfolio may invest in municipal bonds of any state, territory or possession of the U.S., including the District of Columbia. The Portfolio may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Interest payments received by holders of these securities are generally tax-free. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         A Portfolio may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's, Moody's and Fitch Investor Services, Inc. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Portfolio, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to sell the bond, but the Portfolio's investment adviser would consider such events in determining whether the Portfolio should continue to hold it.

         The ability of the Portfolio to achieve its investment objective depends upon the continuing ability of the issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Portfolio's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Portfolio's investment adviser may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Portfolio.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Portfolio. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Portfolio's investment objectives and policies.


          Options and Futures Strategies. (All Portfolios except Rainier Large Cap Equity, Third Avenue Small Cap Value and Turner Mid Cap Growth Portfolios)


         A Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, a Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its Adviser plans to purchase through the writing and purchase of options including options on stock indices and the purchase and sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce a Portfolio's current return.

         The Advisers to the following Portfolios do not presently intend to utilize options or futures contracts and related options but may do so in the future.


o        Harris Oakmark International
o        Legg Mason Partners Aggressive Growth
o        Lord Abbett Bond Debenture
o        Lord Abbett Growth and Income
o        Lord Abbett Mid Cap Value


         The Advisers to the following Portfolios do not presently intend to engage in options and futures transactions on stock indices, but may do so in the future.

o        PIMCO Inflation Protected Bond
o        PIMCO Total Return

         The ability of a Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices and U.S. government securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to utilize these instruments effectively for the purposes stated below.

         Writing Covered Options on Securities. A Portfolio may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as its investment adviser determines is appropriate in seeking to attain the Portfolio's investment objective. Call options written by a Portfolio give the holder the right to buy the underlying security from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price.

         A Portfolio may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Portfolio owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Portfolio owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Portfolio will maintain in a segregated account at the Trust's custodian bank or earmark liquid assets with a value equal to or greater than the Portfolio's obligation under the option. A written call option is also covered if the Portfolio maintains in a segregated bank account at the Trust's custodian bank or earmarks liquid assets with the value equal to or greater than the Portfolio's obligation under the option. A Portfolio may also write combinations of covered puts and covered calls on the same underlying security.

         A Portfolio will receive a premium from writing an option, which increases the Portfolio's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Portfolio will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

         A Portfolio may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

         Purchasing Put and Call Options on Securities. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Portfolio, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Portfolio might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         A Portfolio may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Portfolio, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Portfolio might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         Except for the following Portfolios, no Portfolio intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the Portfolio at the time of such transaction would exceed 5% of its total assets.

o         Met/AIM Capital Appreciation Portfolio - no specific limitation
           (but not for speculative purposes)

o         Dreman Small Cap (but not if, as a result of any such transaction, the aggregate cost of options held by the Portfolio at the time of such transaction would exceed 10% of its total assets)
o         Goldman Sachs Mid Cap Value - no specific limitation

o         Janus Forty (but not if, as a result of any such transaction, the aggregate cost of options held by the Portfolio at the time of such transaction would exceed 10% of its total assets)
o        Loomis Sayles Global Markets - no specific limitation
o        PIMCO Inflation Protected Bond - no specific limitation
o        PIMCO Total Return - no specific limitation
o        Pioneer Fund (although no specific limitation on investing in derivatives, the Portfolio does not use derivatives as a primary
            investment technique and   generally limits their use to hedging)
o        Pioneer Strategic Income (although no specific limitation on investing in derivatives, the Portfolio does not use derivatives as a primary investment technique and generally limits their use to hedging)
o        RCM Technology - no specific limitation


         The Met/AIM Capital Appreciation and Met/AIM Small Cap Growth Portfolios will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Portfolios' total assets.

         Purchase and Sale of Options and Futures on Stock Indices. A Portfolio may purchase and sell options on stock indices and stock index futures contracts either as a hedge against movements in the equity markets or for other investment purposes.

         Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. Currently options traded include the Standard & Poor's 500 Composite Stock Price Index, the NYSE Composite Index, the AMEX Market Value Index, the NASDAQ 100 Index, the Nikkei 225 Stock Average Index, the Financial Times Stock Exchange 100 Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Pharmaceutical Index.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         If a Portfolio's Adviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy for the Portfolio. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Portfolio's index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio's Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities held by the Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio's position in such put option or futures contract.

         Purchase and Sale of Interest Rate Futures A Portfolio may purchase and sell interest rate futures contracts on fixed income securities or indices of such securities, including municipal indices and any other indices of fixed income securities that may become available for trading either for the purpose of hedging its portfolio securities against the adverse effects of anticipated movements in interest rates or for other investment purposes.

         A Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by a Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Portfolio's average yield as a result of the shortening of maturities.

         The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of a Portfolio's short position in the futures contracts will also tend to increase thus offsetting all or a portion of the depreciation in the market value of the Portfolio's investments that are being hedged. While the Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

         A Portfolio may purchase interest rate futures contracts in anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, it is expected that an equivalent amount of futures contracts will be closed out.

         A Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and the underlying financial instrument. Futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the CFTC. Futures are traded in London at the London International Financial Futures Exchange, in Paris at the MATIF, and in Tokyo at the Tokyo Stock Exchange.

         With respect to futures contracts that are not legally required to "cash settle," a Portfolio may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to "cash settle," however, a Portfolio is permitted to set aside or earmark liquid assets in an amount equal to the Portfolio's daily marked to market (net) obligation, if any, (in other words, the Portfolio's daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full market value of the futures contract.

         Options on Futures Contracts A Portfolio may purchase and write call and put options on stock index and interest rate futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Portfolio intends to purchase.

         In connection with transactions in stock index options, stock index futures, interest rate futures and related options on such futures, a Portfolio will be required to deposit as "initial margin" an amount of cash and short-term U.S. government securities. The current initial margin requirements per contract ranges from approximately 2% to 10% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

         Limitations A Portfolio will not purchase or sell futures contracts or options on futures contracts or stock indices for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts or stock indices would exceed 5% of the net assets of the Portfolio; provided, however, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. If this limitation is exceeded at any time, the Portfolio will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

         Risks of Options and Futures Strategies The effective use of options and futures strategies depends, among other things, on a Portfolio's ability to terminate options and futures positions at times when its investment adviser deems it desirable to do so. Although a Portfolio will not enter into an option or futures position unless its Adviser believes that a liquid market exists for such option or future, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The Advisers generally expect that options and futures transactions for the Portfolios will be conducted on recognized exchanges. However, a Portfolio may also purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. A Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of a Portfolio's Adviser to forecast correctly interest rate movements and general stock market price movements. This risk increases as the composition of the securities held by the Portfolio diverges from the composition of the relevant option or futures contract.


     Other Investment Companies. (All Portfolios except Met/Templeton Growth and Turner Mid Cap Growth Portfolios)


         Except as provided below, in connection with its investments in accordance with the various investment disciplines, a Portfolio may invest up to 10% of its total assets in shares of other investment companies (including exchange-traded funds such as Standard & Poor's Depository Receipts ("SPDRs") and iSharesSM as defined below) but may neither invest more than 5% of its total assets in any one investment company nor acquire more than 3% of the voting securities of such other investment company. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the management fees (and other expenses) paid by the Portfolio. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for a Portfolio to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities. A Portfolio also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Portfolio. Each Portfolio does not intend to invest in other investment companies unless, in the Adviser's judgment, the potential benefits exceed associated costs.

         Exchange-traded funds are shares of unaffiliated investment companies issuing shares which are traded like traditional equity securities on a national stock exchange or the National Association of Securities Dealers Automated Quotations System ("NASDAQ") National Market System. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT was established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The UIT is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price activity of the S&P 500. The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (i) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P 500, (ii) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, a net of expenses and liabilities, and (iii) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of Portfolio Deposit.

         SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, an investor must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, an investor will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

         The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Portfolios could result in losses on SPDRs.


         A Portfolio may, subject to the limitations stated above, invest in iSharesSM and similar securities that invest in securities included in specified indices, including the MSCI indices for various countries and regions. iSharesSM are listed on the AMEX and were initially offered to the public in 1996. The market prices of iSharesSM are expected to fluctuate in accordance with both changes in the net asset values ("NAV") of their underlying indices and supply and demand of iSharesSM on the AMEX. However, iSharesSM have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iSharesSM for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iSharesSM will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iSharesSM should occur in the future, the liquidity and value of a Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, a Portfolio could be required to reconsider the use of iSharesSM as part of its investment strategy.


         The following Portfolios may invest in money market funds for which the Advisers or any of their affiliates serves as investment adviser, administrator or distributor.


o        BlackRock High Yield
o        BlackRock Large Cap Core
o        Goldman Sachs Mid Cap Value
o        Janus Forty
o        Pioneer Fund
o        Pioneer Strategic Income
o        T. Rowe Price Mid Cap Growth



         Each Allocation Portfolio invests substantially all of its assets in the securities of other investment companies.

          Portfolio Turnover

         While it is impossible to predict portfolio turnover rates, the Advisers to the Portfolios do not anticipate the turnover rate to exceed 100%, except as follows.


-------------------------------------------------- -------------------------------------------------------------------
Turnover Rate                                      Portfolio

-------------------------------------------------- -------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Over 100%                                       PIMCO Inflation Protected Bond and PIMCO Total Return
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Under 150%                                      Batterymarch Growth and Income, Legg Mason Partners Managed Assets
                                                (equity portion)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Under 200%                                      Batterymarch Growth and Income, Legg Mason Partners
                                                Managed Assets, Turner Mid Cap  Growth and Van Kampen Mid Cap
                                                Growth.

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Under 300%                                      RCM Technology
---------------------------------------------------------------------------------------------------------------------



     Preferred Stocks (All Portfolios except Legg Mason Partners Aggressive Growth and Turner Mid Cap Growth Portfolios)



         A Portfolio may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

          Real Estate Investment Trusts. (All Portfolios except BlackRock High Yield, Harris Oakmark International, Legg Mason Partners Aggressive Growth and Van Kampen Comstock Portfolios)

         Except as set forth below, a Portfolio may invest up to 5% of its net assets in investments related to real estate, including real estate investment trusts ("REITs").


         The following Portfolios may invest up to 10% of their total assets in REITs.


o        Met/Franklin Income
o        Van Kampen Comstock
o        Van Kampen Mid Cap Growth

         The following Portfolios may invest up to 15% of their total assets in REITs.

o        Met/AIM Small Cap Growth
o        Dreman Small Cap Value
o        Met/Franklin Mutual Shares
o        Lazard Mid Cap
o        Legg Mason Value Equity
o        Loomis Sayles Global Markets
o        Oppenheimer Capital Appreciation


         The following Portfolio may invest up to 20% of its total assets in REITs.
o        Pioneer Fund

         The following Portfolios may invest in REITs without limit.

o        Clarion Global Real Estate (formerly Neuberger Berman Real Estate)
o        Goldman Sachs Mid Cap Value


o        PIMCO Inflation Protected Bond
o        PIMCO Total Return
o        Pioneer Strategic Income


         Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.


          Repurchase Agreements. (All Portfolios except Met/Templeton Growth Portfolio)


         Each of the Portfolios may enter into repurchase agreements with a bank, broker-dealer, or other financial institution but no Portfolio may invest more than 15% of its net assets in illiquid securities, including repurchase agreements having maturities of greater than seven days. A Portfolio may enter into repurchase agreements, provided the Trust's custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss a Portfolio will enter into repurchase agreements only with financial institutions which are considered by its investment adviser to be creditworthy. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause a Portfolio some loss, as well as legal expense, if the value of the securities declines prior to liquidation.


          Reverse Repurchase Agreements. (All Portfolios except BlackRock Large Cap Core, Clarion Global Real Estate (formerly Neuberger Berman Real Estate), Met/Franklin Income, Met/Franklin Mutual Shares, Goldman Sachs Mid Cap Value, Harris Oakmark International, MFS(R) Emerging Markets Equity, MFS(R) Research International, Rainier Large Cap
          Equity, T. Rowe Price Mid Cap Growth, Turner Mid Cap Growth, Met/Templeton Growth and Van Kampen Comstock Portfolios)



         A Portfolio may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time a Portfolio enters into a reverse repurchase agreement, it will earmark, or establish and maintain a segregated account with an approved custodian containing, cash or other liquid securities having a value not less than the repurchase price (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio's net asset value. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

         The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio's obligation to repurchase the securities, and a Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

     Rights and Warrants. (All Portfolios except Rainier Large Cap Equity Portfolio)

         A Portfolio may purchase rights and warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

         Low Exercise Price Call Warrants are used to gain exposure to stocks in difficult to access local markets. The warrants typically have a strike price set where the value of the warrants will be identical to the price of the underlying stock price. The value of the warrants fluctuate in line with the value of the underlying stock price and therefore, the risk and return profile of the warrants is virtually the same as owning the underlying securities. The warrants have no voting rights. Dividends issued to the warrant issuer by the underlying company will be distributed to the warrant holders, net of any taxes or commissions imposed by the local jurisdiction in respect of the receipt of such amount. In addition, the warrants are not exchangeable into the ordinary shares of the underlying stock. Low Exercise Price Call Warrants are typically sold in private placement transactions and may be classified as derivative instruments.


     Securities  Loans.  (All  Portfolios)


         All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

         Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under a Portfolio's securities lending program. While the securities are being loaned, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A Portfolio will generally not have the right to vote securities while they are being loaned, but its Manager or Adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by a Portfolio's Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.


     Short Sales. (Met/AIM Capital Appreciation, Met/AIM Small Cap Growth, BlackRock Large Cap Core, Met/Franklin Mutual Shares, Janus Forty, Lazard Mid Cap, Legg Mason Value Equity, Loomis Sayles Global Markets, MFS(R) Emerging Markets Equity, MFS(R) Research International, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Fund, Pioneer Strategic Income, RCM Technology and T. Rowe Price Mid Cap Growth Portfolios)


         A Portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by each Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

         The following Portfolios may make short sales of a security they do not own.

o        Janus Forty (up to 8% of its total assets)
o        PIMCO Inflation Protected Bond
o        PIMCO Total Return
o        RCM Technology

         To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that
(i) the amount segregated, or earmark, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.


          Structured Notes. (Met/AIM Capital Appreciation, Met/Franklin Income, Goldman Sachs Mid Cap Value, Janus Forty, Legg Mason Partners Managed Assets, Legg Mason Value Equity, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Fund, Pioneer Strategic Income, T. Rowe Price Mid Cap Growth and Met/Templeton Growth Portfolios)


         Structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. Certain issuers of structured notes may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Portfolio's investment in these structured notes may be limited by restrictions contained in the 1940 Act. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.


         Credit Linked Notes. The BlackRock High Yield, Met/Franklin Income, Janus Forty, Loomis Sayles Global Markets, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Fund and Pioneer Strategic Income Portfolios may also purchase credit linked notes ("CLNs"). A CLN is an instrument in which a special purpose entity (the "Note Issuer") issues a structured note that is intended to replicate a corporate bond or portfolios of corporate bonds. The purchaser of the CLN invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to that of a highly rated asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the "Reference Bond"). Upon maturity of the CLN, the purchaser will receive payment equal to
(1) the original par amount paid to the Note Issuer, if there was neither a default on the Reference Bond nor a restructuring of the issuer of the Reference Bond, or (2) the value of the Reference Bond, if there has been such a default or restructuring. Depending on the terms of the CLN, it is also possible that the purchaser may be required to take physical delivery of the Reference Bond in the event of a default or restructuring. In addition to being subject to the risks relating to the Reference Bond, the purchaser of a CLN may be subject to the credit risk of the Note Issuer. In addition, there may not be a secondary market for the CLN even though such a market exists for the Reference Board.

          Swaps. (Met/AIM Capital Appreciation, Met/AIM Small Cap Growth, BlackRock High Yield, Clarion Global Real Estate (formerly Neuberger Berman Real Estate), Met/Franklin Mutual Shares, Janus Forty, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Lord Abbett Growth and Income, Lord Abbett Mid Cap Value, MFS(R) Emerging Markets Equity, MFS(R) Research International, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Fund, Pioneer Strategic Income, RCM Technology and Met/Templeton Growth Portfolios)


         Swap contracts are derivatives in the form of a contract or other similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

         A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued by unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid assets, to avoid any potential leveraging of a Portfolio. To the extent that the net amounts owed to a swap counterparty are covered with such liquid assets, the Advisers believe such obligations do not constitute "senior securities" under the 1940 Act and accordingly, the Adviser will not treat them as being subject to a Portfolio's borrowing restrictions. A Portfolio may enter into OTC swap transactions with counterparties that are approved by the Advisers in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

         The swaps in which a Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

         The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.


          U.S. Government Securities. (All Portfolios)


         Securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and government-sponsored entities include U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by agencies and government-sponsored entities which are supported by (i) the full faith and credit of the U.S. Treasury (such as securities of the Government National Mortgage Association), (ii) the limited authority of the issuer to borrow from the U.S. Treasury or (iii) the authority of the U.S. government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or government-sponsored entities as described in clauses (ii) or (iii) above in the future, other than as set forth above, since it is not obligated to do so by law.


          Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds. (Met/AIM Capital Appreciation, BlackRock High Yield, Met/Franklin Income, Met/Franklin Mutual Shares, Goldman Sachs Mid Cap Value, Janus Forty, Legg Mason Partners Managed Assets, Legg Mason Value Equity, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, MFS(R) Emerging Markets Equity, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Fund, Pioneer Strategic Income and Third Avenue Small Cap Value Portfolios)


         Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind ("PIK") bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

                             INVESTMENT RESTRICTIONS

     Fundamental Policies.

         The following investment restrictions are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

         1.       Borrowing

         Each Portfolio may not borrow money, except to the extent permitted by applicable law.

         2.       Diversification


         Except as noted, each Portfolio may not purchase a security if, as a result, with respect to 75% (50% with respect to Legg Mason Partners Aggressive Growth Portfolio) of the value of its total assets (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio, other than securities issued by the U.S. government, its agencies and instrumentalities. (The American Funds Balanced Allocation, American Funds Growth Allocation, American Funds Moderate Allocation, Met/Franklin Templeton Founding Strategy, Clarion Global Real Estate (formerly Neuberger Berman Real Estate), Janus Forty, Legg Mason Value Equity Neuberger Berman Real Estate, MetLife Aggressive Strategy, MetLife Balanced Strategy, MetLife Defensive Strategy, MetLife Growth Strategy, MetLife Moderate Strategy, Strategic Conservative Growth, Strategic Growth, Strategic Growth and Income Portfolios, as non-diversified funds, are not subject to any fundamental policy which limits their investments in a single issuer.)


         3.       Concentration


         Each Portfolio other than Clarion Global Real Estate (formerly Neuberger Berman Real Estate Portfolio) may not invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities, and repurchase agreements secured by such obligations. The Clarion Global Real Estate Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that the Portfolio will invest greater than 25% of its total assets in the real estate industry, and, further provided, that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities and repurchase agreements secured by such obligations.


         4.       Underwriting

         Each Portfolio may not underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

         5.       Real Estate


         Each Portfolio other than Clarion Global Real Estate Portfolio (formerly Neuberger Berman Real Estate Portfolio) may not purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Portfolio may hold and sell real estate acquired as a result of the ownership of securities. The Clarion Global Real Estate Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Portfolio may (i) invest in securities of issuers that mortgage, invest or deal in real estate or interests there, (ii) invest in securities that are secured by real estate or interests therein, (iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities, and (v) invest in real estate investment trusts of any kind.


         6.       Commodities

         Each Portfolio may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

         7.       Loans

         Each Portfolio may not make loans, except through the purchase of debt obligations and the entry into repurchase agreements or through lending of its portfolio securities. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Trust's Board of Trustees.

         8.       Senior Securities

         Each Portfolio may not issue any senior security (as defined in the 1940 Act) except in compliance with applicable law.

                  Non-Fundamental Policies.

         The following investment restrictions apply to each Portfolio, except as noted. These restrictions may be changed for any Portfolio by the Trust's Board of Trustees without a vote of that Portfolio's shareholders.

         Each Portfolio may not:

         (1)      Purchase securities on margin, except that each Portfolio may:
                  (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments;

         (2) Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3 % of the respective total assets of each Portfolio. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

         (3) Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral explorations or development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities (this restriction does not apply to Pioneer Strategic Income Portfolio);


         (4) Invest in companies for the purpose of exercising management or control. This restriction does not apply to Met/Franklin Mutual Shares Portfolio.


Operating Policies

         Warrants


         As a matter of operating policy, the Dreman Small Cap Portfolio will not invest more than 5% of its net assets in warrants.

         As a matter of operating policy, the following Portfolios will not invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% of the Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange.

o        Legg Mason Partners Aggressive Growth
o        Lord Abbett Bond Debenture
o        Lord Abbett Growth and Income
o        Lord Abbett Mid Cap Value
o        Van Kampen Comstock

         As a matter of operating policy, the PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios will not invest more than 5% of each Portfolio's net assets in warrants, including those acquired in units or attached to other securities. For purposes of the policy, warrants will be valued at the lower of cost or market, except that warrants acquired by the Portfolio in units with or attached to securities may be deemed to be without value.


         Inverse Floating Rate Securities

         The PIMCO Inflation Protected Bond, PIMCO Total Return and RCM Technology Portfolios will not invest more than 5% of each Portfolio's net assets (taken at market value at the time of investment ) in any combination of interest only, principal only, or inverse floating rate securities.

         Borrowing

         With respect to borrowing, each Portfolio may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. A Portfolio may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Portfolio shares. A Portfolio may purchase additional securities so long as borrowings do not exceed 5% of its total assets.

         Loans of Portfolio Securities

         With respect to loans of portfolio securities, as a matter of operating policy, each Portfolio will limit the aggregate of such loans to 33 1/3% of the value of the Portfolio's total assets.

         Real Estate Investments


         With respect to real estate investments, as a matter of operating policy, the Lord Abbett Bond Debenture, Lord Abbett Growth and Income, Lord Abbett Mid Cap Value and Van Kampen Comstock Portfolios will not invest in real estate limited partnership interests other than partnerships organized as REITS.


         When Issued/Delayed Delivery Securities


         The Dreman Small Cap Portfolio may invest up to an aggregate of 5% of its total assets in when-issued-commitments.


     o With respect to when-issued and delayed delivery securities, it is the policy of all Portfolios permitted to invest in such securities, not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments, except as follows.



         The following Portfolios may invest up to an aggregate of 25% of their total assets in when-issued commitments.

     o    Met/Aim Small Cap Growth
     o    Lazard Mid Cap Portfolios




         The following Portfolios have no current policy limiting the percentage of assets which may be invested in when-issued commitments.


o     Met/Franklin Income                 o     Pioneer Fund
o     Goldman Sachs Mid Cap Value         o     Pioneer Strategic Income
o     Harris Oakmark International        o     T. Rowe Price Mid Cap Growth
o     Loomis Sayles Global Markets        o     Turner Mid Cap Growth
o     PIMCO Inflation Protected Bond      o     Van Kampen Comstock
o     PIMCO Total Return


         Foreign Currency Transactions

         With respect to foreign currency transactions, a Portfolio may enter into transactions only with counterparties deemed creditworthy by the Portfolio's investment adviser. A Portfolio, other than Loomis Sayles Global Markets, PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios, will not enter into a transaction to hedge currency exposure to an extent greater, after settling all transactions intended to wholly or partially offset other transactions, than the aggregate market values (at the time of entering into the transaction) of the securities held in its portfolio that are denominated, exposed to or generally quoted in or currently convertible into such currency other than with respect or cross hedging or proxy hedging. Loomis Sayles Global Markets, PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios may also enter into foreign currency transactions, including the direct purchase of foreign currencies, for non-hedging purposes.

         Swaps

         With respect to swaps, a Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality of the Portfolio's Adviser.

         Concentration

         For the purposes of determining concentration in any one industry, each Allocation Portfolio will aggregate the amount of investments of all affiliated Underlying Portfolios.


80% Investment Policy (BlackRock High Yield, BlackRock Large Cap Core, Clarion Global Real Estate (formerly Neuberger Berman Real Estate), Dreman Small Cap Value, Goldman Sachs Mid Cap Value, Lazard Mid Cap, Legg Mason Value Equity, Lord Abbett Bond Debenture, Lord Abbett Mid Cap Value, Met/AIM Small Cap Growth, MFS(R) Emerging Markets Equity, Neuberger Berman Real EstatePIMCO Inflation Protected Bond, Pioneer Strategic Income, RCM Technology, Rainier Large Cap Equity, T. Rowe Price Mid Cap Growth, Third Avenue Small Cap Value, Turner Mid Cap Growth, Van Kampen Comstock and Van Kampen Mid Cap Growth Portfolios) Under normal circumstances, each of the Portfolios listed above will invest at least 80% of its respective assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current Prospectus. (See the Prospectus for a detailed discussion of these Portfolios' investments.) Shareholders will be provided with at least 60-days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable Securities and Exchange Commission rule then in effect.


         Unless otherwise indicated, all limitations applicable to a Portfolio's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio's investment portfolio, resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                               PERFORMANCE INFORMATION

     Total return and yield will be computed as described below.

     Total Return

         Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                                  P(1+T)n = ERV

Where:
        P =       a hypothetical initial payment of $1,000
        T =       average annual total return
        n =       number of years
        ERV =     Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year (or other) periods at the end of the 1-, 5-, or 10-year (or other) periods
                 (or fractional portion thereof).

         The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. The total return figures do not reflect charges and deductions which are, or may be, imposed under the Contracts.

         The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

                  Yield


         From time to time, the Trust may quote the BlackRock High Yield Portfolio's, the Met/Franklin Income Portfolio's, the Lord Abbett Bond Debenture Portfolio's, the PIMCO Inflation Protected Bond Portfolio's, the PIMCO Total Return Portfolio's, the Clarion Global Real Estate Portfolio's and the Pioneer Strategic Income Portfolio's yield and effective yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

         The 30-day yield for the BlackRock High Yield, Met/Franklin Income, Lord Abbett Bond Debenture, PIMCO Inflation Protected Bond, PIMCO Total Return, and Pioneer Strategic Income Portfolios and the Clarion Global Real Estate Portfolio will be calculated according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                          YIELD = 2[(a-b+1)(6)-1]
                                     cd





Where:            a =      dividends and interest earned during the period

                  b =      expenses accrued for the period (net of reimbursements)

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends

                  d =      the net asset value per share on the last day of the period

         For the purpose of determining the interest earned (variable "a" in the formula above) on debt obligations that were purchased by a Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

         Yield information is useful in reviewing a Portfolio's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Portfolios' investment portfolios, portfolio maturity, operating expenses and market conditions.

         Shareholders should recognize that in periods of declining interest rates a Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

     Non-Standardized Performance

         In addition to the performance information described above, the Trust may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                                 PORTFOLIO TRANSACTIONS

         The Allocation Portfolios invest primarily in the Underlying Portfolios and do not incur commissions or sales charges in connection with investments in the Underlying Portfolios, but they may incur such costs if they invest directly in other types of securities, and they bear such costs indirectly through their investments in the Underlying Portfolios. Accordingly, the following description is relevant for the Allocation Portfolios and the Underlying Portfolios.

         Subject to the supervision and control of the Manager and the Trustees of the Trust, each Portfolio's Manager or Adviser, as applicable, is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Brokerage commissions are paid on transactions in equity securities traded on a securities exchange and on options, futures contracts and options thereon. Fixed income securities and certain equity securities in which the Portfolios invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. The Manager or Adviser of each Portfolio, as applicable, is responsible for effecting its portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio by the Manager or Adviser, as applicable, and not according to any formula. It is not anticipated that the Manager of the Allocation Portfolios will purchase any significant amount of securities other than shares of the Underlying Portfolios. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at a favorable price. In selecting broker-dealers and negotiating commissions, the Manager or Adviser, as applicable, considers the firm's reliability; the quality of its execution services on a continuing basis; confidentiality, including trade anonymity; and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers that provide the Portfolios, their Manager or Advisers, as applicable, with brokerage and research services within the meaning of Section 28(e) of the Securities Exchange Act of 1934. In doing so, a Portfolio may pay higher commission rates than the lowest available when its Manager or Adviser, as applicable, believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Generally, each Portfolio's Manager or Adviser, as applicable, is of the opinion that, because research provided by a broker must be analyzed and reviewed, its receipt and use does not tend to reduce expenses but may benefit the Portfolio or other accounts managed by the Manager or Adviser by supplementing the Manager's or Adviser's research.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, a Portfolio's Adviser receives and, with respect to the Allocation Portfolios, the Manager may receive, research services from many broker-dealers with which the Manager or Adviser, as applicable, places the Portfolio's transactions. The Adviser may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Portfolio. This research, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.


         As noted above, the Adviser may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Adviser with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation imparts knowledge that may benefit the Portfolio, other investment advisory clients, and the Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.


         The Board of Trustees has approved a Statement of Directed Brokerage Policies and Procedures for the Trust pursuant to which the Trust may direct the Manager to cause Advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the management agreement ("Directed Brokerage"). The Trustees will review the levels of Directed Brokerage for each Portfolio on a quarterly basis.

         Under the Directed Brokerage policy, any payments or benefits accrued by or credited to a particular Portfolio are applied against the Portfolio's gross expenses. Accordingly, in the event that the Manager waives or limits its fees or assumes other expenses of a Portfolio in accordance with the Expense Limitation Agreement described herein (collectively, "expense reimbursements"), payments or benefits accrued by or credited to the Portfolio under the Directed Brokerage policy may reduce the expense reimbursements owed by the Manager to the Portfolio.

         An Adviser may effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through which a Portfolio effects its securities transactions may be used by the Portfolio's Adviser in servicing all of its accounts; not all such services may be used in connection with the Portfolio. In the opinion of each Adviser, it is not possible to measure separately the benefits from research services to each of its accounts, including a Portfolio.

         Whenever concurrent decisions are made to purchase or sell securities by a Portfolio and another account, the Portfolio's Adviser will attempt to allocate equitably portfolio transactions among the Portfolio and other accounts. In making such allocations between the Portfolio and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and the other accounts. In some cases this procedure could have an adverse effect on a Portfolio. In the opinion of each Adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the accounts.


         The Advisers to the Portfolios may execute portfolio transactions through certain of their affiliated brokers, if any, acting as agent in accordance with procedures established by the Board of Trustees, but will not purchase any securities from or sell any securities to any such affiliate acting as principal for its own account. It is anticipated that the Adviser to Third Avenue Small Cap Value Portfolio will execute a majority of the Portfolio's transactions through an affiliated broker.

         The following table shows the amounts of brokerage commissions paid by the Portfolios during the fiscal years ended December 31, 2007, December 31, 2006, and December 31, 2005 or October 31, 2006, and October 31, 2005, as noted.



        -------------------------------------- --------------- --------------- ------------- ---------------
                      Portfolio              12/31/07        12/31/06       12/31/05


Met/AIM Small Cap Growth                     $670,477          $752,792      $719,277

Batterymarch Growth and Income               395,847        338,099(13)           N/A

BlackRock High Yield(1)                          722                               31

BlackRock Large Cap Core(2)                  450,849             34,632        45,776

Clarion Global Real Estate (3)             3,160,080          1,957,452     1,360,834

Dreman Small Cap Value                       419,504            225,365         6,495(4)

Goldman Sachs Mid Cap Value                  806,159            474,565       451,945

Harris Oakmark International               3,457,483          2,564,108     1,242,073

Janus Forty(5)                               638,351            741,365       531,600

Lazard Mid Cap(6)                          1,397,929             868,654      590,125

Legg Mason Partners Aggressive               190,012         1,269,392       1,412,300
  Growth(7)

Legg Mason Partners Managed                  125,296            202,146        117,608
  Assets

Legg Mason Value Equity                      903,517            908,723          6,202(8)

Loomis Sayles Global Markets               1,739,052            653,128(13)        N/A


Lord Abbett Bond Debenture                    27,449             19,206         50,597

Lord Abbett Growth and Income              3,154,129          1,932,766      2,376,453

Lord Abbett Mid Cap Value                    253,538            210,624        184,752

MFS(R) Emerging Markets Equity             2,573,674          1,201,288(13)       N/A

MFS(R) Research International              3,630,567          3,723,719      2,622,022

Oppenheimer Capital Appreciation           1,256,171          1,081,501      1,462,139

PIMCO Inflation Protected Bond               135,536             74,103         33,366

PIMCO Total Return                         1,672,085            527,556        325,800

Pioneer Fund                                  10,526             21,319         17,885

RCM Technology(9)                          1,529,518          2,204,387      1,688,027

T. Rowe Price Mid Cap Growth                 582,981            606,323        419,561

Third Avenue Small Cap Value               2,557,402          1,229,269        983,289

Turner Mid Cap Growth                        748,101            817,623        561,064

Van Kampen Comstock                          762,918            684,178        670,404(4)

Van Kampen Mid Cap Growth(10)                100,199            131,183         92,819

MetLife Aggressive Strategy                  0               0               0

MetLife Balanced Strategy                    0               0               0

MetLife Defensive Strategy                   0               0               0

MetLife Growth Strategy                      0               0               0

MetLife Moderate Strategy                    0               0               0

Rainier Large Cap Equity                     493,321(15)     N/A             N/A

Strategic Conservative Growth                0               0(14)           N/A

Strategic Growth                             0               0(14)           N/A

Strategic Growth and Income                  0               0(14)           N/A


                                                             10/31/06        10/31/05

Met/AIM Capital Appreciation (11)            340,768         566,429        444,810

Pioneer Strategic Income(12)                 0                 7             0





(1) Formerly Federated High Yield.
(2) Formerly Mercury Large Cap Core.
(3) Formerly Neuberger Berman Real Estate.
(4) For the period 5/1/05 through 12/31/05.
(5) Formerly Janus Capital Appreciation.
(6) Formerly Met/AIM Mid Cap Core Equity.
(7) Formerly Legg Mason Aggressive Growth and Janus Aggressive Growth.
(8) For the period 11/1/05 through 12/31/05.

(9) Formerly RCM Global Technology.
(10)Formerly Lord Abbett Growth Opportunities.

(11) For the period 11/1/06 through 12/31/06, commissions paid by the Portfolio were $53,611.
(12) For the period 11/1/06 through 12/31/06, commissions paid by the Portfolio were $0.
(13) For the period 5/1/06 through 12/31/06.
(14) For the period 11/1/06 through 12/31/06.
(15) For the period 11/1/(07) through 12/31/(07.




         In 2007, the following Portfolios paid the amounts indicated to an affiliated broker of the Adviser:







                                                         Aggregate Brokerage     Percentage of          Percentage
                                                        Commissions Paid to     Total Brokerage      of Commissionable
                                       Affiliated             Affiliate           Commissions          Transactions
            Portfolio                Broker-Dealer
           -------------              -------------      --------------------    -------------        ----------------

Goldman Sachs Mid Cap Value        Goldman Sachs & Co.         $29,873                3.71%             5.03%
Portfolio
Clarion Global Real Estate         Lehman Brothers,           $626,916               19.84%            24.21%
Portfolio(1)                       Inc.
Clarion Global Real Estate         Neuberger Berman LLC         $2,438                0.80%             0.79%
Portfolio(1)
Third Avenue Small Cap Value       M.J. Whitman LLC         $1,586,156               62.02%            53.76%


------------------------------------------------------------------------------------------------------------------------


(1) Formerly Neuberger Berman Real Estate.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Portfolios' activities, reviewing, among other things, each Portfolio's performance and its contractual arrangements with various service providers. The Trustees elect the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

                  Trustees and Officers

         The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900, Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees."

  The Trustees

                                                                                       Number of
                                           Term of                                     Portfolios
                                           Office                                      in Fund
                                            and                                        Complex+
                           Position(s)     Length                                      overseen           Other
                           Held with       of Time     Principal Occupation(s)            by        Directorships Held
   Name and Age            Registrant      Served      During Past 5 Years             Trustee         by Trustee
-----------------       --------------   ---------    -------------------------      ------------    ----------------
Interested Trustee


Elizabeth M. Forget*  (41)   President     Indefinite;  Since May 2007, Senior Vice        89            Director,
                             and Trustee   From         President, MetLife, Inc.; since                  Metropolitan Series
                                           December     December 2000, President of Met                  Fund, Inc. and
                                           2000 to      Investors Advisory LLC; since                    MetLife Series
                                           present.     May 2006, President of MetLife                   Fund II since
                                                        Advisers LLC; from
                                                        December 2003 August,
                                                        2006 to April 2007,
                                                        Vice President,
                                                        MetLife, Inc.



Disinterested Trustees

Dawn M. Vroegop               Trustee      Indefinite;  From September 1999 to September   52           None
(41)                                       From         2003, Managing Director,

                                           December     Dresdner RCM Global Investors.
                                           2000 to
                                           present.

Stephen M. Alderman  (48)    Trustee       Indefinite;  Since November 1991, Shareholder    52           None

                                           From         in the law firm of Garfield and
                                           December     Merel, Ltd.
                                           2000 to
                                           present.

Jack R. Borsting  (79)     Trustee        Indefinite;  Since 2001, Professor of Business    52          Lead Governor,
                                          From         Administration and Dean Emeritus,                American Stock
                                          December     Marshall School of Business,                     Exchange, Director,
                                          2000 to      University of Southern California                Los Angeles
                                          present.     (USC); from 1995-2001 Executive                  Orthopedic Hospital,

                                                       Director, Center for                             Trustee, The Rose
                                                       Telecommunications Management.                   Hills Foundation.

                                                                                                        Member, Army Science
                                                                                                        Board.


Daniel A. Doyle  (49)      Trustee       Indefinite;  Since October 2000, Vice President   52           None

                                         From         and Chief Financial Officer of ATC
                                         February     Management, Inc. (public utility).
                                         2007 to
                                         present.



Robert Boulware (51)        Trustee      Indefinite;  Since 2004, Director of Norwood      52          Director of Gainsco,
                                         From March   Promotional Products, Inc.; since                Inc., Norwood
                                         2008 to      2005, Director of Gainsco, Inc.                  Promotional Products,
                                         present.     (auto insurance); since
                                                      2007, Inc., and
                                                      Wealthpoint Director of
                                                      Wealthpoint Advisors
                                                      Advisors. (a business
                                                      development company);
                                                      from 1992-2006, President
                                                      and Chief Executive Officer
                                                      of ING Fund Distributor, LLC.

Susan C. Gause (55)         Trustee   Indefinite;     From 2000 to December 2002, Chief    52           None
                                      From March      Executive Officer of Dresdner RCM
                                      2008 to         Global Investors (purchased by
                                      present         Allianz Asset Management in
                                                      2001).






The Executive Officers


----------------------------- ------------- ------------- ---------------------------------

                                              Term of
                                            Office and
                              Position(s)    Length of
                               Held with    Time Served       Principal Occupation(s)
       Name and Age            Registrant                       During Past 5 Years
      -------------         ---------------  -----------      ----------------------
Jeffrey A. Tupper             Chief         From August   Since October 2006, Assistant
(37)                          Financial     2002 to       Vice President, MetLife Group,
                              Officer,      present       Inc.  Since February 2001,
                              Treasurer                   Assistant Vice President of
                                                          MetLife Investors Insurance
                                                          Company.

Michael K. Farrell            Executive     From August   Since December 2005, Executive
(54)                          Vice          2002 to       Vice President, MetLife, Inc.;
                              President     present       since July 2002, Chief Executive
                                                          Officer of MetLife Investors
                                                          Group, Inc. and Met Investors
                                                          Advisory LLC; since April 2001,
                                                          Chief Executive Officer of
                                                          MetLife Resources.

Richard C. Pearson          Vice            From December Since June 2001, President or
(65)                        President and   2000 to       Executive Vice President of
                            Secretary       present.      MetLife Investors Distribution
                                                          Company; since January 2001,
                                                          Executive Vice President, General
                                                          Counsel and Secretary of MetLife
                                                          Investors Group, Inc. and Vice
                                                          President, Secretary and
                                                          Associate General Counsel of its
                                                          affiliate life insurance
                                                          companies; from November 2000 to
                                                          January 2002, Senior Vice
                                                          President and General Counsel of
                                                          Met Investors Advisory Corp.;
                                                          since January 2002, Senior Vice
                                                          President, General Counsel and
                                                          Secretary of Met Investors
                                                          Advisory, LLC.

 Jeffrey P. Halperin         Chief        From November   Since March 2006, Vice President,
(40)                        Compliance    2006 to         Corporate Ethics and Compliance
                            Officer       present         Department, MetLife, Inc.; from
                                                          October 2002 to March 2006,
                                                          Assistant Vice President; from
                                                          November 2005 to August 2006,
                                                          Interim Chief Compliance Officer,
                                                          Met Investors Series Trust; since
                                                          April 2007, Chief Compliance
                                                          Officer, Metropolitan Series
                                                          Funds; from August 2006 to April
                                                          2007, Interim Chief Compliance
                                                          Officer, Metropolitan Series
                                                          Funds; since August 2006, Chief
                                                          Compliance Officer, Met Investors
                                                          Advisory, LLC and MetLife
                                                          Advisers, LLC; since November
                                                          2006, Chief Compliance Officer,
                                                          MetLife Investment Advisors
                                                          Company, LLC.

Mary Moran Zeven            Assistant     From October    Since 2002, Senior Vice President
2 Avenue de Lafayette       Secretary     2001 to         and Senior Managing Counsel,
Boston, Massachusetts 02111               present         State Street Bank and Trust
(47)                                                      Company.

William C. Cox              Assistant     From November   Since 1997, Vice President and
2 Avenue de Lafayette       Treasurer     2004 to         Senior Director, Fund
Boston, Massachusetts                     present         Administration Division, State
02111                                                     Street Bank and Trust Company.
(41)



+  The Fund Complex includes the Trust (52 portfolios), Metropolitan
   Series Fund, Inc. (36 portfolios) and Metropolitan Series Fund
   II (1 portfolio).

* Ms. Forget is an "interested person" of the Trust as a result of her affiliation with the Manager and the Distributor.



    Committees of the Board


         The Trust has a standing Audit Committee consisting of all of the Disinterested Trustees. The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held four meetings during the fiscal year ended December 31, 2007.

         The Trust has a Nominating, Governance and Compensation Committee consisting of all the Disinterested Trustees. The Nominating, Governance and Compensation Committee's function is to nominate and evaluate Disinterested Trustee candidates and review the compensation arrangement for each of the Trustees. The Nominating, Governance and Compensation Committee will not consider nominees recommended by contract holders. The Nominating, Governance and Compensation Committee held six meetings during the fiscal year ended December 31, 2007.

         The Trust has a Valuation Committee currently consisting of Elizabeth
M. Forget, Richard C. Pearson, Jeffrey Tupper, Thomas McDevitt, Bryan Andersen and such other officers of the Trust and the Manager, as well as such officers of any Adviser to any Portfolio as are deemed necessary by Ms. Forget, Mr. Pearson, Mr. Tupper, Mr. McDevitt or Mr. Andersen from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. The Valuation Committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuations cannot otherwise be provided. The Valuation Committee held 22 meetings during the fiscal year ended December 31, 2007.


     Compensation of the Trustees

         Each Trustee, who is not an employee of the Manager or any of its affiliates, currently receives from the Trust an annual retainer of $80,000 ($20,000 per quarter) plus (i) an additional fee of $8,000 for each regularly scheduled Board meeting attended, Committee meetings and private Disinterested Trustee meetings attended, (ii) $5,000 for each special meeting attended in person, (iii) for each telephonic/internet interactive Board and Committee meeting attended, $3,000 and $2,500, respectively, and (iv) reimbursement for expenses in attending in-person meetings. In addition, the lead Disinterested Trustee, the Chair of the Audit Committee and the Chair of the Nominating and Compensation Committee each receive a supplemental annual retainer of $20,000, $10,000 and $10,000, respectively.


         The table below sets forth the compensation paid to each of the Trustees affiliated with the Manager and all other Trustees during the fiscal year ended December 31, 2007.




---------------------------------------------- ------------------- --------------------


                                                                   Total Compensation
                            Aggregate                              From Fund Complax+
 Trustee                    Compensation from Trust                Paid to Trustee
---------                   -------------------------             ---------------------

Interested Trustee

Elizabeth M. Forget                None                              None

Disinterested Trustees


Stephen M. Alderman               $155,500                           $155,500
Jack R. Borsting                  $125,500                           $125,500
Daniel A. Doyle                   $107,722                           $107,722
Theodore A. Myers*                $125,500                           $125,500
Dawn M. Vroegop                  $135,500                            $135,500


------------------



+  The Fund Complex includes the Trust (52 portfolios),
   Metropolitan Series Fund, Inc. (36 portfolios) and
   Metropolitan Series Fund II (1 portfolio).
*  Mr. Myers resigned from the Board in February, 2008.



     Indemnification of Trustees and Officers

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

     Trustees' and Officers' Share Ownership


         As of December 31, 2007, the officers and Trustees of the Trust as a group did not own any outstanding shares of the Trust.


     Proxy Voting Policies and Procedures

         Pursuant to the Trust's Proxy Voting Policies and Procedures, the Trust has delegated the proxy voting responsibilities with respect to each Portfolio to the Manager. Because the Manager views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibilities with respect to each Portfolio to the applicable Advisers. Appendix B to this Statement of Additional Information contains the proxy voting policies and procedures, or a summary of such policies and procedures, of the Portfolios' Advisers.

     Proxy Voting Records

         The Manager and each of the Advisers, as applicable, will maintain records of voting decisions for each vote cast on behalf of the Portfolios. Information regarding how each Portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 has been filed with the Securities and Exchange Commission on Form N-PX and is available (1) without charge, upon request, by calling the Trust, toll-free at 1-800-343-8496 and (2) on the SEC's website at http://www.sec.gov.

     Portfolio Holdings Disclosure Policy

         The Board of Trustees has adopted and approved policies and procedures reasonably designed to protect the confidentiality of the Trust's portfolio holdings information and to seek to prevent the selective disclosure of such information. The Trust reserves the right to modify these policies and procedures at any time without notice.

         Only the Manager's or, as applicable, the Adviser's Chief Compliance Officer, or persons designated by the Trust's Chief Compliance Officer (each, an "Authorized Person") are authorized to disseminate nonpublic portfolio information, and only in accordance with the procedures described below. Pursuant to these polices and procedures, the Manager or the Adviser may disclose a Portfolio's portfolio holdings to unaffiliated parties prior to the time such information has been disclosed to the public through a filing with the SEC or a posting on an insurance company website only if an Authorized Person determines that (i) there is a legitimate business purpose for the disclosure; and (ii) if practicable, the recipient is subject to a confidentiality agreement, including a duty not to trade on the nonpublic information. Under the Trust's policies and procedures, a legitimate business purpose includes disseminating or providing access to portfolio information to (i) the Trust's service providers (e.g., custodian, independent auditors) in order for the service providers to fulfill their contractual duties to the Trust; (ii) rating and ranking organizations and mutual fund analysts; (iii) a newly hired Adviser prior to the Adviser commencing its duties; (iv) the Adviser of a Portfolio or other affiliated investment company portfolio that will be the surviving portfolio in a merger; (v) consultants that provide research and consulting services to the Manager or its affiliates with respect to asset allocation targets and investments for asset allocation funds of funds in the MetLife enterprise; and (vi) firms that provide pricing services, proxy voting services and research and trading services.

         In accordance with the aforementioned procedures, the Manager, the Advisers and/or their affiliates periodically disclose the Trust's portfolio holdings information on a confidential basis to various service providers. Among the service providers to which the Manager, the Advisers and/or their affiliates may periodically disclose the Trust's portfolio holdings information on a confidential basis in accordance with the aforementioned procedures are the following:






o   Barger & Wolen, LP                                    o   Lipper Inc.

o   Bear Stearns                                          o   Loan X

o   Bloomberg L.P.                                        o   Morningstar Associates, LLC

o   CIBC World Markets                                    o   Morningstar, Inc.

o   Credit Suisse                                         o   Plexus Plan Sponsor Group, Inc.

o   Deloitte & Touche LLP                                 o   RR Donnelley

o   Diversified Information Technologies, Inc.            o   Reuters

o   FRI Corporation                                       o   State Street Bank and Trust Company

o   Ibbotson Associates, Inc.                             o   State Street Global Markets

o   Institutional Shareholder Services Inc.               o   Street Software Technology, Inc.

o   Interactive Data Corporation                          o   Sullivan & Worcester LLP

o   ITG, Inc.                                             o   Thompson Financial




         The Trust's policies and procedures prohibit the dissemination of non-public portfolio information for compensation or other consideration. Any exceptions to these policies and procedures may be made only if approved by the Trust's Chief Compliance Officer as in the best interests of the Trust, and only if such exceptions are reported to the Trust's Board of Trustees at its next regularly scheduled meeting.

         Dissemination of the Trust's portfolio holdings information to MetLife enterprise employees is limited to persons who are subject to a duty to keep such information confidential and who need to receive the information as part of their duties. As a general matter, the Trust disseminates portfolio holdings to contract owners only in the Annual or Semiannual Reports or in other formats that are generally available on a contemporaneous basis to all such contract owners or the general public. The Prospectus describes certain types of information that are disclosed on insurance company websites (including www.metlifeinvestors.com), as well as the frequency with which such information is disclosed and the lag between the date of the information and the date of its disclosure.


                           INVESTMENT ADVISORY AND OTHER SERVICES

     The Manager

         The Trust is managed by Met Investors Advisory, LLC (the "Manager") which, subject to the supervision and direction of the Trustees of the Trust, has overall responsibility for the general management and administration of the Trust. MetLife Investors Group, Inc., an affiliate of Metropolitan Life Insurance Company, owns all of the outstanding common shares of the Manager and MetLife Investors Distribution Company, the Trust's distributor.


         With respect to the Portfolios other than the following Allocation Portfolios (MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio, MetLife Aggressive Strategy Portfolio and Met/Franklin Templeton Founding Strategy Portfolio), the Trust and the Manager have entered into a Management Agreement dated December 8, 2000, as amended ("Original Management Agreement"), which was initially approved by the Board of Trustees on December 7, 2000 and by Security First Life Insurance Company (currently known as MetLife Investors USA Insurance Company), as initial shareholder of the Trust, on December 8, 2000. With respect to the following Allocation Portfolios (American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio, American Funds Moderate Allocation Portfolio, MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio, MetLife Aggressive Strategy Portfolio and Met/Franklin Founding Strategy Portfolio), the Trust and the Manager have entered into a Management Agreement dated November 1, 2004, as amended ("Additional Management Agreement"), which was initially approved by the Board of Trustees on August 19, 2004 and by MetLife Investors USA Insurance Company, as initial shareholder of MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Aggressive Strategy Portfolio on October 29, 2004 and as initial shareholder of American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio, American Funds Moderate Allocation Portfolio and Met/Franklin Templeton Founding Strategy Portfolio on ____, 2008. Subject always to the supervision and direction of the Trustees of the Trust, under the Original Management Agreement, the Manager will have (i) overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) full discretion to select new or additional Advisers for each Portfolio; (iii) full discretion to enter into and materially modify investment advisory agreements with Advisers; (iv) full discretion to terminate and replace any Adviser; and (v) full investment discretion to make all determinations with respect to the investment of a Portfolio's assets not then managed by an Adviser. In connection with the Manager's responsibilities under the Original Management Agreement, the Manager will assess each Portfolio's investment focus and will seek to implement decisions with respect to the allocation and reallocation of each Portfolio's assets among one or more current or additional Advisers from time to time, as the Manager deems appropriate, to enable each Portfolio to achieve its investment goals. In addition, the Manager will monitor compliance of each Adviser with the investment objectives, policies and restrictions of any Portfolio or Portfolios (or portions of any Portfolio) under the management of such Adviser, and review and report to the Trustees of the Trust on the performance of each Adviser. The Manager will furnish, or cause the appropriate Adviser(s) to furnish, to the Trust such statistical information, with respect to the investments that a Portfolio (or portions of any Portfolio) may hold or contemplate purchasing, as the Trust may reasonably request. On the Manager's own initiative, the Manager will apprise, or cause the appropriate Adviser(s) to apprise, the Trust of important developments materially affecting each Portfolio (or any portion of a Portfolio that they advise) and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose. Further, the Manager agrees to furnish, or cause the appropriate Adviser(s) to furnish, to the Trustees of the Trust such periodic and special reports as the Trustees of the Trust may reasonably request. In addition, the Manager agrees to cause the appropriate Adviser(s) to furnish to third-party data reporting services all currently available standardized performance information and other customary data.


         Under the Original Management Agreement, the Manager also is required to furnish to the Trust, at its own expense and without remuneration from or additional cost to the Trust, the following:

o    Office space, all necessary office facilities and equipment;

o Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions:

     o related to and to be performed under the Trust's contract or contracts for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; or

     o related to the investment advisory services to be provided by any Adviser pursuant to an investment advisory agreement with the Manager ("Advisory Agreement").

o Information and services, other than services of outside counsel or independent accountants or investment advisory services to be provided by any Adviser under an Advisory Agreement, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to shareholders or regulatory authorities, and all tax returns.

         The Additional Management Agreement is substantially the same as the Original Management Agreement except that the Manager will: (i) provide investment management and advisory services to the Allocation Portfolios; (ii) render investment advice concerning the Underlying Portfolios in which to invest and the appropriate allocations for each of the Allocation Portfolios.

         As compensation for these services, the Trust pays the Manager a monthly fee at the following annual rates of each Portfolio's average daily net assets:



     ------------------------------------------------------ ---------------------------------------------------------
                           Portfolio                                                  Fee
     ------------------------------------------------------ ---------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Met/AIM Capital Appreciation                              0.80% of the first $100 million of such assets
                                                          plus 0.75% of such assets over $100  million
                                                          up to $200  million plus 0.70% f such assets
                                                          over $200 million up to $1 billion plus 0.65%
                                                          of such assets over $1 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Met/AIM Small Cap Growth                                  0.88% of first $500 million of such assets plus 0.83% of
                                                          such assets over $500 million
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Batterymarch Growth and Income                            0.65% of the first $500 million of such assets plus 0.55% of such assets over $500 million up to $1 billion plus 0.50% of such assets over $1 billion up to $1.5 billion plus 0.45% of such assets over $1.5 billion up to $2 billion plus 0.40% of such assets over $2 billion

 ---------------------------------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
BlackRock High Yield                                      0.60%


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

BlackRock Large Cap Core                                  0.625% of first $250  million of such  assets  plus 0.60% of such assets over $250  million up to $500  million plus 0.575% of such assets  over $500  million  up to $1  billion  plus 0.55% on such assets over $1 billion up to $2 billion plus 0.50% of such assets over $2 billion


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Clarion Global Real Estate (formerly Neuberger Berman     0.70% of first $200 million of such assets plus 0.65% of
Real Estate)                                              such assets over $200 million up to $750 million plus
                                                          0.55% of such assets over $750 million

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Dreman Small Cap Value                                    0.825% of first $50  million of such  assets  plus 0.800% of such assets  over $50 million up to $100  million  plus 0.775% of such assets over $100  million up to $500  million plus 0.750% of such assets  over $500  million up to $1 billion  plus  0.725% on such assets over $1 billion



---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Met/Franklin Income Portfolio                             0.80% of first $200 million of such assets plus
                                                          0.675% of such assets over $200 million up to $500
                                                          million plus 0.65% of such assets over $500 million

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Met/Franklin Mutual Shares Portfolio                      0.80%

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Goldman Sachs Mid Cap Value                               0.75% of first $200 million of such assets plus 0.70% of
                                                          such assets over $200 million

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Harris Oakmark International                              0.85% of first  $100  million of such  assets  plus 0.80% of such assets over $100 million up to $1 billion plus 0.75% of such assets over $1 billion


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Janus Forty                                               0.65% on first $1 billion of such assets plus 0.60% of
                                                          such assets over $1 billion
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Lazard Mid Cap                                            0.70% of first $500  million of such  assets  plus 0.675% of such assets over $500 million up to $1 billion plus 0.60% of such assets over $1 billion



---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Legg  Mason Partners Aggressive Growth                    0.65% of first  $500  million of such  assets  plus 0.60% of such assets over $500 million up to $1 billion plus 0.55% of such assets  over $1 billion up to $2 billion  plus 0.50% of such assets over $2 billion


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Managed Assets                        0.50%

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Legg Mason Value Equity                                   0.65% of the first $200 million of such assets plus 0.63%
                                                          of such assets over $200 million
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Loomis Sayles Global Markets                              0.70% of first  $500  million of such  assets  plus 0.65% of such assets  over $500  million  up to $1  billion  plus 0.60% of such assets over $1 billion


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture                                0.60% of first  $250  million of such  assets  plus 0.55% of such assets over $250  million up to $500  million  plus 0.50% of such assets  over $500  million  up to $1  billion  plus 0.45% of such assets over $1 billion


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income                             0.60% of first  $600  million of such  assets  plus 0.55% of such assets over $600  million up to $1.1 billion plus 0.50%
                                                          of such assets  over $1.1  billion up to $1.5  billion  plus
                                                          0.45% of such assets over $1.5 billion


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid Cap Value                                 0.70% of first  $200  million of such  assets  plus 0.65% of such assets over $200  million up to $500  million plus 0.625% of such assets over $500 million



---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
MFS(R) Emerging Markets Equity                            1.05% of first  $250  million of such  assets  plus 1.00% of such assets over $250  million up to $500 million plus 0.85%
                                                          of such assets over $500 million up to $1 billion plus 0.75%
                                                          of such assets over $1 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------




MFS(R) Research International                              0.80% of first  $200  million of such  assets  plus 0.75% of such assets over $200  million up to $500 million plus 0.70%
                                                           of such assets over $500 million up to $1 billion plus 0.65%
                                                           of such assets over $1 billion


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------






Oppenheimer Capital Appreciation                          0.65% of first $150 million of such assets plus 0.625% of
                                                          such assets over $150 million up to $300 million plus
                                                          0.60% of such assets over $300 million up to $500 million
                                                          plus 0.55% of such assets over $500 million up to $700
                                                          million plus 0.525% of such assets over $700 million up
                                                          to $900 million plus 0.50% of such assets over $900
                                                          million
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
PIMCO Inflation Protected Bond                            0.50% of the first $1.2 billion of such assets plus 0.45%
                                                          of such assets over $1.2 billion
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

PIMCO Total Return                                        0.50% of the first $1.2 billion of such assets plus
                                                          0.475% of such assets over $1.2 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Pioneer  Fund                                             0.750% of first $250  million of such  assets plus 0.700% of such assets over $250 million up to $500 million plus 0.675%
                                                          of such  assets  over $500  million  up to $1  billion  plus
                                                          0.650% of such assets over $1 billion up to $2 billion  plus
                                                          0.600% of such assets over $2 billion


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income                                  0.60% of first  $500  million of such  assets  plus 0.55% of such assets  over $500  million  up to $1  billion  plus 0.53% of such assets over $1 billion




---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
RCM Technology                                            0.88% of first $500 million of such assets plus 0.85% of
                                                          such assets over $500 million
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Rainier Large Cap Equity                                  0.70% of first $150 million of such  assets,  plus 0.675% of such assets over $150 million up to $300 million, plus 0.65%
                                                          of such  assets  over $300  million up to $1  billion,  plus
                                                          0.60% of such assets over $1 billion


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

T. Rowe Price Mid Cap Growth                              0.75%

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Met/Templeton Growth Portfolio                            0.70% of first $100 million of such assets plus
                                                          0.68% of such assets over $100 million up to $250 million
                                                          plus 0.67% of such assets over $250 million up to $500
                                                          million plus 0.66% of such assets over $500 million up to
                                                          $750 million plus 0.65% of such assets over $750 million

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Third Avenue Small Cap Value                              0.75% of first $1 billion of such assets plus 0.70% of
                                                          such assets over $1 billion
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Turner Mid Cap Growth                                    0.80% of first $300 million of such assets plus 0.70% of
                                                         such assets over $300 million

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Van Kampen Comstock                                      0.65% of first  $500  million of such  assets  plus 0.60% of such assets over $500  million up to $1 billion  plus 0.525%
                                                         of such assets over $1 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


Van Kampen Mid Cap Growth                                0.70% of first  $200  million of such  assets  plus 0.65% of such assets over $200 million up to $500 million plus 0.625%
                                                         of such assets over $500 million


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

American Funds Balanced Allocation                        0.10%

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

American Funds Growth Allocation                          0.10%

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

American Funds Moderate Allocation                        0.10%

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MetLife Aggressive Strategy                               0.10% of first $500  million of such  assets  plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
MetLife Balanced Strategy                                 0.10% of first $500  million of such  assets  plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
MetLife Defensive Strategy                                0.10% of first $500  million of such  assets  plus 0.075% of such assets  over $500  million  up to $1  billion  plus 0.05% of such assets over $1 billion


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
MetLife Growth Strategy                                   0.10% of first $500  million of such  assets  plus 0.075% of such assets  over $500  million  up to $1  billion  plus 0.05% of such assets over $1 billion


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
MetLife Moderate Strategy                                 0.10% of first $500  million of such  assets  plus 0.075% of such assets  over $500  million  up to $1  billion  plus 0.05% of such assets over $1 billion


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Strategic  Conservative Growth                            0.15% of first $250  million of such  assets  plus 0.125% of such assets over $250  million up to $500  million  plus 0.10% of such assets over $500 million


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


Strategic Growth                                          0.15% of first $250  million of such  assets  plus 0.125% of such assets over $250  million up to $500 million plus 0.10%
                                                          of such assets over $500 million


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Strategic Growth and Income                               0.15% of first $250  million of such  assets  plus 0.125% of such assets over $250  million up to $500 million plus 0.10%
                                                          of such assets over $500 million


---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Met/Franklin Templeton Founding Strategy Portfolio        0.05%

---------------------------------------------------------------------------------------------------------------------

         See the Prospectus for information on any voluntary fee waivers with respect to the Portfolios. From the management fees, the Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Adviser of each applicable Portfolio.

         The Manager and the Trust have also entered into an expense limitation agreement with respect to certain Portfolios ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each such Portfolio are limited to the extent described in the "Management--Expense Limitation Agreement" section of the Prospectus.

         In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including, without limitation, charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself and its Disinterested Trustees; accounting and auditing services; interest; taxes; costs of printing and distributing reports to shareholders, proxy materials and prospectuses; charges of its administrator, custodian, transfer agent and dividend disbursing agent; registration fees; fees and expenses of the Trustees who are not affiliated persons of the Manager; insurance; brokerage costs; litigation; and other extraordinary or nonrecurring expenses. All general Trust expenses are allocated among and charged to the assets of the Portfolios of the Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. In addition, as discussed below under "Distribution of the Trust's Shares," the Class B, Class C and Class E shares of each Portfolio may pay for certain distribution-related expenses in connection with activities primarily intended to result in the sale of its shares.

         The Management Agreement and the Additional Management Agreement each continues in force for two years from its commencement date, with respect to each Portfolio, and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees, by votes cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement and the Additional Management Agreement each provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Trust, or upon such shorter notice as may be mutually agreed upon.


         The Trust commenced operations in February, 2001. The following table shows the fees paid by the Portfolios to the Manager and by certain of the Portfolios' predecessors to current affiliates of the Manager, any fee waivers or reimbursements and any deferred expense reimbursements during the fiscal years ended December 31, 2007, December 31, 2006, and December 31, 2005 or October 31, 2006 or October 31, 2005, as noted.


-------------------------------------------------------------------------------


                                                                  12/31/07

                                       Investment         Investment       Other Expenses    Deferred Expense
                                       Management Fee     Management Fee      Reimbursed        Reimbursement
                Portfolio              Paid               Waived
--------------------------------           ----------------   ---------------    ---------------    -----------------


Met/AIM Capital Appreciation (9)        $1,751,789         $---              $---              $---

Met/AIM Small Cap Growth                4,559,184          ---               ---               ---

Batterymarch Growth and                 3,071,575          223,355           20,579            ---
   Income


BlackRock High Yield                    1,707,809          ---               ---               24,994

BlackRock Large Cap Core                7,881,120          ---               ---               82,236


Clarion Global Real Estate (1)          8,580,974          ---               ---               ---


Dreman Small Cap Value                  1,172,742          ---               ---               37,273

Goldman Sachs Mid Cap Value             3,873,402          ---               ---               ---

Harris Oakmark International            18,674,560         ---               ---               ---

Janus Forty                             6,611,066          ---               ---               ---


Lazard Mid Cap                          5,094,851          1,126             ---               ---


Legg Mason Partners                     6,288,191          ---               ---               ---

   Aggressive Growth

Legg Mason Partners Managed             1,293,568          ---               ---               ---
   Assets

Legg Mason Value Equity                 8,949,822          ---               ---               ---

Loomis Sayles Global Markets            5,615,764          ---               ---               ---

Lord Abbett Bond Debenture              9,801,505          ---               ---               70,796

Lord Abbett Growth and                  19,893,949         ---               ---               ---
   Income

Lord Abbett Mid Cap Value               3,269,897          ---               ---               90,000
   Portfolio

MFS(R) Emerging Markets                 5,383,725          ---               ---               375,934
   Equity

MFS(R) Research International          11,403,214          ---               ---               ---

Oppenheimer Capital                     5,633,745          ---               ---               ---
   Appreciation

PIMCO Inflation Protected               6,138,802          ---               ---               ---
   Bond

PIMCO Total Return                      18,014,014         ---               ---               ---

Pioneer Fund                               351,709         9,249             ---               14,246


Pioneer Strategic Income                 1,951,027          ---              ---               ---

Rainier Large Cap Equity                   664,775            81             ---               ---

RCM Technology                           2,727,184          ---               ---               ---

T. Rowe Price Mid Cap Growth             7,316,173          ---               ---               ---


Third Avenue Small Cap Value            13,073,985         ---               ---               ---

Turner Mid Cap Growth                   3,118,476          ---               ---               ---

Van Kampen Comstock                     10,152,378         ---               ---               ---


Van Kampen Mid Cap                         664,558         4,767             ---               ---
   Growth


MetLife Aggressive Strategy                773,161        11,142            4,569               ---

MetLife Balanced Strategy                3,396,810          ---               ---               ---

MetLife Defensive Strategy                 630,611        54,067           13,745               ---

MetLife Growth Strategy                  3,850,359          ---               ---               ---

MetLife Moderate Strategy                1,365,189          ---               ---               ---

Strategic Conservative Growth              396,216       126,027            3,383               ---

Strategic Growth                           383,971       131,207               73               ---

Strategic Growth and Income                235,505       127,809            6,825               ---


----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------




                                                                     12/31/06

                                              Investment         Investment      Other Expenses     Deferred Expense
                                            Management Fee     Management Fee      Reimbursed        Reimbursement
       Portfolio                                 Paid              Waived
-----------------------                    ----------------  ----------------    ---------------   ------------------

Met/AIM Small Cap Growth                  $5,208,050              $---              $---                $---

Batterymarch Growth and                    2,057,034             225,909             ---                 ---
   Income




BlackRock High Yield (2)                     488,192              24,994            ---                 ---


BlackRock Large Cap Core (3)               1,014,593              82,236            ---                 ---


Clarion Global Real Estate(1)              6,057,682               ---               ---                 ---


Dreman Small Cap Value                       297,691             108,951            ---                 ---

Goldman Sachs Mid Cap Value                3,106,141               ---              ---                  876

Harris Oakmark International              13,191,319               ---              ---                 ---

Janus Forty(4)                             6,710,661               ---              ---                 ---


Lazard Mid Cap (5)                         3,031,355               ---              ---                 ---


Legg Mason Partners                        5,333,277               ---               ---                 ---
   Aggressive Growth (6)



Legg Mason Partners Managed                1,348,879               ---               ---                 ---
   Assets

Legg Mason Value Equity                    4,005,093              54,098           ---               101,700

Loomis Sayles Global Markets               2,059,460               ---               ---                 ---

Lord Abbett Bond Debenture                 8,565,789               ---               ---                 ---

Lord Abbett Growth and                    17,136,570               ---               ---                 ---
   Income


Lord Abbett Mid Cap Value                  2,389,129               ---               ---                 ---
   Portfolio


MFS(R) Emerging Markets                    2,022,193             375,934             ---                 ---
   Equity


MFS(R) Research International              8,460,330               ---               ---                 ---




Oppenheimer Capital                       6,068,516               ---               ---                 ---
   Appreciation

PIMCO Inflation Protected                 5,654,987               ---               ---                 ---
   Bond

PIMCO Total Return                      12,360,372                ---               ---                 ---

Pioneer Fund                               320,224              56,750              ---                 ---


RCM Technology (7)                       2,334,468               ---                ---              108,060

T. Rowe Price Mid Cap Growth             5,928,302               ---                ---                 ---


Third Avenue Small Cap Value             8,709,531               ---                ---                 ---


Turner Mid Cap Growth                    2,255,859               ---                ---                 ---


Van Kampen Comstock                      6,849,608               ---                ---                 ---


Van Kampen Mid Cap                         483,646             127,383              ---                 ---
   Growth (8)

MetLife Aggressive Strategy                701,061              98,965              ---                 ---

MetLife Balanced Strategy                3,127,701             166,290              ---              246,817

MetLife Defensive Strategy                 454,077             170,658              ---                 ---

MetLife Growth Strategy                  3,009,601              98,229              ---              178,334

MetLife Moderate Strategy                1,099,558               ---                ---               78,534

Strategic Conservative Growth               11,819              11,819            24,846             ---

Strategic Growth                             6,329               6,329            30,336             ---

Strategic Growth and Income                  9,280               9,280            27,385             ---

                                                                            10/31/06

Met/AIM Capital Appreciation (8)        $1,760,214            $---              $---                $---

Pioneer Strategic Income (10)            1,565,645            ---               ---                 ---




(1) Formerly Neuberger Berman Real Estate.

(2) Formerly Federated High Yield.

(3) Formerly Mercury Large Cap Core.

(4) Formerly Janus Capital Appreciation.

(5) Formerly Met/AIM Mid Cap Core Equity.

(6) Formerly Legg Mason Aggressive Growth and Janus Aggressive Growth.

(7) Formerly RCM Global Technology.

(8) Formerly Lord Abbett Growth Opportunities.

(9) For the period from 11/1/06 through 12/31/06, fees paid to the Manager, any fee waivers or reimbursements and any deferred expense reimbursements were $251,836, $0, $0, $0, respectively.

(10) For the period from 11/1/06 through 12/31/06, fees paid to the Manager, any fee waivers or reimbursements and any deferred expense reimbursements were $288,983, $0, $0, $0, respectively.




-----------------------------------------------------------------------------------------------------------------------
                                                                           12/31/05
                                              Investment         Investment      Other Expenses     Deferred Expense
                                            Management Fee     Management Fee      Reimbursed        Reimbursement
     Portfolio                                     Paid            Waived
  ----------------                       -----------------       --------------     -----------       -----------

Met/AIM Small Cap Growth                        $4,065,172       $---              $---              $186,470

BlackRock High Yield (1)                           555,974       ---                ---                 ---

BlackRock Large Cap Core                           980,510       ---               ---                 ---

   Portfolio(2)

Clarion Global Real Estate (3)                   2,760,936       ---               ---                 ---

Dreman Small Cap Value                              22,380       22,380            51,727              ---

Goldman Sachs Mid Cap Value                      2,377,124       ---               ---                 ---



Harris Oakmark International                     8,535,923       ---               ---                 ---

Janus Forty(4)                                   7,347,893       ---               ---                 ---

Lazard Mid Cap(5)                                2,171,692       ---               ---                 ---

Legg Mason Partners                              4,470,882       ---               ---                55,811
   Aggressive Growth(6)

Legg Mason Partners Managed                      1,412,933       ---               ---
   Assets

Legg Mason Value Equity(7)                           5,322        5,322            42,358         ---

Lord Abbett Bond Debenture                       7,382,524       ---               ---                 ---

Lord Abbett Growth and Income                   15,579,274       ---               ---                 ---



Lord Abbett Mid Cap Value                        2,176,402       ---               ---                 ---

MFS(R) Research International                    6,477,000       ---               ---                465,232


Oppenheimer Capital                              5,967,811       ---               ---                527,389

   Appreciation

PIMCO Inflation Protected                        4,472,486       ---               ---                 ---
   Bond

PIMCO Total Return                                9,764,321       ---               ---               232,938

Pioneer Fund                                        283,477       ---               ---                 ---

RCM Technology(8)                                 1,874,614        973              ---               296,190

T. Rowe Price Mid Cap Growth                      4,367,844        ---               ---                2,646

Third Avenue Small Cap Value                      5,688,594       ---               ---                 ---

Turner Mid Cap Growth                             1,478,543       ---               ---                 ---

Van Kampen Comstock (9)                           3,209,721       ---               ---                 ---

Van Kampen Mid Cap                                 424,159      33,406              ---                 ---
   Growth (10)

MetLife Aggressive Strategy                        510,587     122,410              ---                 ---

MetLife Balanced Strategy                        1,366,679      47,538              ---                 ---

MetLife Defensive Strategy                         274,780     130,573              ---                 ---

MetLife Growth Strategy                          1,264,098      47,117              ---                 ---

MetLife Moderate Strategy                          822,266      45,545              ---                 ---

                                                                           10/31/05

Met/AIM Capital Appreciation                    $1,932,760        $---              $---                $---

Pioneer Strategic Income                         1,076,933       ---               ---                 ---
----------------------------------------------------------------------------------------------------------------------
----------------------

(1) Formerly Federated High Yield.

(2) Formerly Mercury Large Cap Core.


(3) Formerly Neuberger Berman Real Estate.


(4) Formerly Janus Capital Appreciation.

(5) Formerly Met/AIM Mid Cap Core Equity.

(6) Formerly Legg Mason Aggressive Growth and Janus Aggressive Growth.


(7) For the period from 11/1/05 through 12/31/05

(8) Formerly RCM Global Technology.

(9) For the period from 5/1/05 through 12/31/05

(10) Formerly Lord Abbett Growth Opportunities.





         The Advisers

         Pursuant to an Advisory Agreement with the Manager, each Adviser to a Portfolio continuously furnishes an investment program for the Portfolio, makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions in connection therewith. For its services, the Manager pays each Adviser a fee based on a percentage of the average daily net assets of the Portfolios.

         Each Advisory Agreement will continue in force for two years from its commencement date, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees by votes cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Manager, by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days' prior written notice to the Adviser or by the Adviser on not less than 90 days' prior written notice to the Manager, or upon such shorter notice as may be mutually agreed upon.

         Each Advisory Agreement provides that the Adviser shall not be subject to any liability to the Trust or the Manager for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misconduct, bad faith, gross negligence or reckless disregard of its duties on the part of the Adviser.

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission ("Multi-Manager Order"). The Multi-Manager Order permits the Manager, subject to approval of the Board of Trustees, to: (i) select new or additional Advisers for the Trust's Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers without obtaining approval of the relevant Portfolio's shareholders. In such circumstances, shareholders would receive notice of such action, including, if applicable, the information concerning the Adviser that normally is provided in a proxy statement. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the investment advisory agreement with the Affiliated Adviser, including compensation thereunder, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. Although shareholder approval is not required for the termination of Advisory Agreements, shareholders of a Portfolio continue to have the right to terminate such Agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio.


         Pursuant to the Multi-Manager Order, the Manager, effective January 1, 2003, changed Advisers for the State Street Concentrated International Portfolio (now known as Harris Oakmark International Portfolio and MFS Mid Cap Growth Portfolio (now known as T. Rowe Price Mid Cap Growth Portfolio). Effective January 14, 2005, the Manager changed the Adviser to the PIMCO PEA Innovation Portfolio (now known as RCM Technology Portfolio). Effective December 19, 2005 the Manager changed the Adviser to the Met/AIM Mid Cap Core Equity Portfolio (now known as Lazard Mid Cap Portfolio). Effective August 21, 2006, the Manager changed the Adviser to the Federated High Yield Portfolio (now known as BlackRock High Yield Portfolio). Effective October 1, 2006 the Manager changed the Adviser to the Lord Abbett Growth Opportunities Portfolio (now known as Van Kampen Mid Cap Growth Portfolio). Effective October 1, 2006, the Manager changed the Adviser to the Janus Aggressive Growth Portfolio (now known as Legg Mason Partners Aggressive Growth Portfolio). Effective October 1, 2006, the Manager changed the Adviser to the Mercury Large Cap Core Portfolio (now known as BlackRock Large Cap Core Portfolio). In approving new Advisers for these Portfolios, the Board especially reviewed each Portfolio's performance record and the replacement Adviser's management style and long-term performance record with comparable funds.



         Following are the Advisers to the Portfolios.

      ------------------------------------------------------ ---------------------------------------------------
                            Portfolio                                            Adviser(s)
      ------------------------------------------------------ ---------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Met/AIM Capital Appreciation                               A I M Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Met/AIM Small Cap Growth                                   A I M Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Batterymarch Growth and Income                             Batterymarch Financial Management, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
BlackRock High Yield                                       BlackRock Financial Management, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

BlackRock Large Cap Core                                   BlackRock Advisors, LLC

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Clarion Global Real Estate (formerly                       ING Clarion Real Estate Securities L.P.
Neuberger Berman Real Estate)

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Dreman Small Cap Value                                     Dreman Value Management LLC

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Met/Franklin Income Portfolio                              Franklin Mutual Advisers, Inc.

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Met/Franklin Mutual Shares Portfolio                       Franklin Advisers, Inc.

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Goldman Sachs Mid Cap Value                                Goldman Sachs Asset Management, L.P.

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Harris Oakmark International                               Harris Associates L.P.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Janus Forty                                                Janus Capital Management LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Lazard Mid Cap                                             Lazard Asset Management LLC

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Aggressive Growth                      ClearBridge Advisors, LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Managed Assets                         Batterymarch Financial Management,
                                                             Inc.
                                                           Western Asset Management Company
                                                           ClearBridge Advisors, LLC
                                                           Legg Mason Global Asset Allocation, LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Legg Mason Value Equity                                    Legg Mason Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Loomis Sayles Global Markets                               Loomis, Sayles & Company, L.P.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture                                 Lord, Abbett & Co. LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income                              Lord, Abbett & Co. LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Lord Abbett Mid Cap Value                                  Lord, Abbett & Co. LLC

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
MFS(R) Emerging Markets Equity                             Massachusetts Financial Services
                                                           Company
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
MFS(R) Research International                              Massachusetts Financial Services
                                                           Company
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation                           OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
PIMCO Inflation Protected Bond                             Pacific Investment Management Company
                                                           LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
PIMCO Total Return                                         Pacific Investment Management Company
                                                           LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Pioneer Fund                                               Pioneer Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Pioneer Strategic Income                                   Pioneer Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
RCM Technology                                             RCM Capital Management LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Rainier Large Cap Equity                                   Rainier Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

T. Rowe Price Mid Cap Growth                               T. Rowe Price Associates, Inc.

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Met/Templeton Growth Portfolio                             Templeton Global Advisors Limited

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Third Avenue Small Cap Value                               Third Avenue Management LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Turner Mid Cap Growth                                      Turner Investment Partners, Inc.

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Van Kampen Comstock                                        Morgan Stanley Investment Management
                                                              Inc., d/b/a Van Kampen
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------


Van Kampen Mid Cap Growth                                  Morgan Stanley Investment Management
                                                              Inc., d/b/a Van Kampen

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Strategic Conservative Growth                              Gallatin Asset Management, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Strategic Growth                                           Gallatin Asset Management, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Strategic Growth and Income                                Gallatin Asset Management, Inc.
----------------------------------------------------------------------------------------------------------------


         The following table shows the fees paid with respect to the Portfolios to each Adviser (or prior Adviser) by the Manager or current affiliates of the Manager for the fiscal years ended December 31, 2007, December 31, 2006 and December 31, 2005 or October 31, 2006 and October 31, 2005, as noted.

--------------------------------------- -------------- -----------------------


              Portfolio                   12/31/07       12/31/06       12/31/05
              ---------                   --------       --------       --------

Met/AIM Capital Appreciation             $801,315          $N/A           $N/A


Met/AIM Small Cap Growth                4,559,184     $3,576,194     $2,834,581


Batterymarch Growth and Income          1,417,674        949,401          N/A


BlackRock High Yield(1)                   996,222        290,428        342,138

BlackRock Large Cap Core (2)            4,071,350        458,203        442,811

Clarion Global Real Estate (3)          4,691,895      3,316,989      1,532,812

Dreman Small Cap Value                    806,960        211,455         12,198

Goldman Sachs Mid Cap Value             2,268,730      1,830,295      1,413,714

Harris Oakmark International           12,208,040      8,552,546      5,580,751

Janus Forty(4)                          3,551,570      3,604,800      3,967,827

Lazard Mid Cap (5)                      2,886,028      1,731,383      1,279,000

Legg Mason Partners Aggressive          3,222,082      2,908,325      2,483,363
  Growth(6)
Legg Mason Partners Managed               717,405        753,708        796,047
  Assets
Legg Mason Value Equity                 5,414,178      2,428,561        3,422

Loomis Sayles Global Markets            3,346,169      1,260,814         N/A

Lord Abbett Bond Debenture              4,342,335      3,793,129      3,267,233

Lord Abbett Growth and Income           9,330,644      8,105,142      7,529,675

Lord Abbett Mid Cap Value               2,047,158      1,508,695      1,377,786

MFS(R) Emerging Markets                 3,934,568      1,521,475         N/A

MFS(R) Research International           7,344,285      5,533,253      4,287,870

Oppenheimer Capital Appreciation        3,194,424      3,475,880      3,374,156

PIMCO Inflation Protected Bond          3,014,124      2,827,494      2,236,243

PIMCO Total Return                      9,007,007      6,180,187      4,882,160

Pioneer Fund                             175,854         160,112        141,738

Pioneer Strategic Income                  926,013          N/A             N/A

Rainier Large Cap Equity(11)              364,808          N/A             N/A

RCM Technology(7)                       1,859,444      1,606,312      1,284,865

T. Rowe Price Mid Cap Growth            4,712,834      3,916,356      2,867,713

Third Avenue Small Cap Value            8,333,276      5,529,774      3,663,156

Turner Mid Cap Growth                   1,986,877      1,435,957       949,090

Van Kampen Comstock                     5,731,603      4,000,299      1,899,968

Van Kampen Mid Cap Growth(8)              427,216        310,915        272,674

Strategic Conservative Growth(12)         191,928          3,940            N/A

Strategic Growth(12)                      184,970         3,093            N/A

Strategic Growth and Income(12)           85,526          2,110            N/A

                                                       10/31/06       10/31/05

Met/AIM Capital Appreciation (9)                        N/A           N/A


Pioneer Strategic Income (10)                          751,048        502,569




(1) Formerly Federated High Yield.

(2) Formerly Mercury Large Cap Core.


(3) Formerly Neuberger Berman Real Estate.

(4) Formerly Janus Capital Appreciation.

(5) Formerly Met/AIM Mid Cap Core Equity.

(6) Formerly Legg Mason Aggressive Growth and Janus Aggressive Growth.

(7) Formerly RCM Global Technology.

(8) Formerly Lord Abbett Growth Opportunities.

(9) For the period from 11/1/06 through 12/31/06, fees paid to the Adviser were $117,689.

(10) For the period from 11/1/06 through 12/31/06, fees paid to the Adviser were $141,412.

(11) For the period from 11/1/07 through 12/31/07.

(12) For the period from 11/1/06 through 12/31/06.



         Portfolio Management

         Appendix C to this Statement of Addition Information contains information regarding the committee members' or portfolio managers' compensation, other accounts managed and ownership of shares of the Portfolios to the extent applicable.

                  The Administrator

         Pursuant to an administration agreement ("Administration Agreement"), State Street Bank and Trust Company ("Administrator") assists the Manager in the performance of its administrative services to the Trust and provides the Trust with other necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust.


         The Administrator was organized as a Massachusetts trust company. Its principal place of business is at 2 Avenue de Lafayette, Boston, Massachusetts 02111. Under the Administration Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate of approximately 0.01% of the average daily net assets of each Portfolio of the Trust. The Administration Agreement is in effect until December 31, 2008 and continues in effect for successive periods of one year, unless terminated by any party upon not less than sixty (60) days' prior written notice to the other party. For the years ended December 31, 2007, December 31, 2006, and December 31, 2005, an aggregate of $2,506,645, $3,424,737, and $2,105,465, respectively, was paid to the Administrator.

         Effective May 1, 2006, the Met/AIM Capital Appreciation, BlackRock High Yield, Pioneer Fund, Pioneer Strategic Income, Dreman Small Cap Value, Janus Forty, BlackRock Large Cap Core and Legg Mason Partners Managed Assets Portfolio commenced operations as portfolios of the Trust. The predecessors of such Portfolios and certain other portfolios that no longer exist paid administration fees in 2005 in the aggregate amount of $1,114,719 and $336,527 for the period January 1, 2006 through April 30, 2006.


     The Distributor


         With respect to the Portfolios, the Trust has distribution agreements with MetLife Investors Distribution Company ("MLIDC" or the "Distributor") in which MLIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E shares. MLIDC is an affiliate of Metropolitan Life Insurance Company. MLIDC's address is 5 Park Plaza, Suite 1900, Irvine, California 92614.


         The Trust's distribution agreements with respect to the Class A, Class B, Class C and Class E shares ("Distribution Agreements") were initially approved by the Board of Trustees at Board meetings held on December 7, 2000 (Class A, Class B, Class C) and April 23, 2001 (Class E). The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio and, if applicable, who have no direct or indirect financial interest in the operation of the Class B, Class C or Class E Distribution Plan or any such related agreement and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

         The Distributor or its affiliates for the Class A shares will pay for printing and distributing prospectuses or reports prepared for their use in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants.

         Pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan, the Trust compensates the Distributor from assets attributable to the Class B, Class C and Class E shares, as applicable, for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class B, Class C and Class E shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B, Class C and Class E shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the Class B, Class C and Class E shares.


         The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan provide that the Trust, on behalf of each Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively, in respect to activities primarily intended to result in the sale of Class B, Class C and Class E shares. However, under the Distribution Agreements, payments to the Distributor for activities pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan are limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15%, respectively, of average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively. Under the terms of the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and the related Distribution Agreements, each Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities (including Metropolitan Life Insurance Company and its affiliates) providing distribution and shareholder servicing with respect to the Class B, Class C and Class E shares for such entities' fees or expenses incurred or paid in that regard.


         Each of the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to Class B, Class C and Class E shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and in connection with their annual consideration of the Class B Distribution Plan's, the Class C Distribution Plan's and the Class E Distribution Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation:
(a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class B, Class C and Class E shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class B, Class C and Class E shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Class B, Class C and Class E shares of the Trust; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the Portfolios; (e) training sales personnel regarding the Class B, Class C and Class E shares of the Trust; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class B, Class C and Class E shares.

         A description of the Class B Distribution Plan with respect to the Class B shares and related services and fees thereunder is provided in the Prospectus for the Class B shares of the Portfolios. A description of the Class C Distribution Plan with respect to the Class C shares and related services and fees thereunder is provided in the Prospectus for the Class C shares of the Portfolios. On December 7, 2000, the Board of Trustees of the Trust, including the Disinterested Trustees unanimously approved the Class B Distribution Plan and the Class C Distribution Plan. A description of the Class E Distribution Plan with respect to the Class E shares and related services and fees thereunder is provided in the Prospectus for the Class E shares of the Portfolios. On April 23, 2001, the Board of Trustees of the Trust, including the Disinterested Trustees, unanimously approved the Class E Distribution Plan.

         The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributor of the Class B, Class C and Class E shares in connection with the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by vote of a majority of the Trust's Board of Trustees, and of a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class B, Class C or Class E shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B, Class C or Class E shares of the Portfolio, as applicable, or by vote of a majority of the Disinterested Trustees. The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan each also provides that it may not be amended to increase materially the amount (up to 0.50% [1.00% with respect to Class C and 0.25% with respect to Class E] of average daily net assets annually) that may be spent for distribution of Class B, Class C and Class E shares of any Portfolio without the approval of Class B, Class C and Class E shareholders, as applicable, of that Portfolio.

         The Distributor for each class of shares will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, the Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. The Distribution Agreements provide that the Distributor shall accept orders for shares at net asset value without a sales commission or sale load being charged. The Distributor has made no firm commitment to acquire shares of any Portfolio.


         The table below shows the amount paid by each Portfolio to the Distributor pursuant to the Class B and Class E Distribution Plans for the year ended December 31, 2007:*



      ------------------------------------------------ -----------------------------------------------------
                         Portfolio                          Total Distribution Fee Paid to Distributor
                       -------------                        ------------------------------------------


Met/AIM Capital Appreciation                                                $21,216

Met/AIM Small Cap Growth                                                    782,654


BlackRock Large Cap Core                                                    257,875

Clarion Global Real Estate (1)                                             1,637,002


Goldman Sachs Mid Cap Value                                                522,560


Harris Oakmark International                                               2,658,580


Janus Forty                                                                  22,495

Lazard Mid Cap                                                              712,480

Legg Mason Partners Aggressive                                              603,989
  Growth

Legg Mason Value Equity                                                     327,435

Loomis Sayles Global Markets                                                63,543

Lord Abbett Bond Debenture                                                 2,047,664

Lord Abbett Growth and Income                                              4,064,072

Lord Abbett Mid Cap Value                                                  995,362

MFS(R) Emerging Markets                                                     91,387

MFS(R) Research International                                              1,894,863

Oppenheimer Capital Appreciation                                           1,379,516

PIMCO Inflation Protected Bond                                              934,833

PIMCO Total Return                                                         3,211,973

Rainier Large Cap Equity                                                     1,285

RCM Technology                                                             293,004

T. Rowe Price Mid Cap Growth                                               1,261,869

Third Avenue Small Cap Value                                               1,872,564

Turner Mid Cap Growth                                                      189,747

Van Kampen Comstock                                                         398,539

Van Kampen Mid Cap Growth                                                 163,644

MetLife Aggressive Strategy                                                2,159,782

MetLife Balanced Strategy                                                 15,106,598

MetLife Defensive Strategy                                                 1,685,339

MetLife Growth Strategy                                                   17,368,722

MetLife Moderate Strategy                                                  4,948,645

Strategic Conservative Growth                                               673,751

Strategic Growth                                                            392,509

Strategic Growth and Income                                                 650,175


-------------------------------------------------------------------------------


         (1) Formerly Neuberger Berman Real Estate.

     * Other than American  Funds Bond  Portfolio,  American  Funds Global Small
Capitalization  Portfolio,  American  Funds  Growth  Portfolio,  American  Funds
Growth-Income Portfolio,  American Funds International Portfolio, American Funds
Balanced Allocation  Portfolio,  American Funds Growth Allocation  Portfolio and
American Funds Moderate Allocation Portfolio, the Portfolios currently do not offer Class C shares.



         The amounts received by the Distributor have been used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B and Class E shares.

     Code of Ethics

         The Trust, its Manager, its Distributor, and each of its Advisers, have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts, including securities that may be purchased or held by the Portfolios. A copy of each of the Codes of Ethics is on public file with, and is available from, the Securities and Exchange Commission.

     Custodian

         State Street Bank and Trust Company ("State Street Bank"), located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, serves as the custodian of the Trust. Under the custody agreement, State Street Bank holds the Portfolios' securities, provides fund accounting and keeps all necessary records and documents.

     Transfer Agent

         Metropolitan Life Insurance Company, located at 501 Boylston Street, Boston, Massachusetts 02116 serves as transfer agent for the Trust.

     Legal Matters

     Certain legal matters are passed on for the Trust by Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006.

     Independent Registered Public Accounting Firm


     ________, located at 200 Berkeley Street, Boston Massachusetts, serves as the Trust's independent auditors.


                            REDEMPTION OF SHARES

         The Trust may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period
(1) when the New York Stock Exchange is closed or trading on that Exchange is restricted as determined by the Securities and Exchange Commission; (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets; or (3) as the Securities and Exchange Commission may otherwise permit.

         The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                               NET ASSET VALUE

         The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., Eastern Time), each day that Exchange is open for trading. Currently, the New York Stock Exchange is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio securities for which the primary market is a domestic or foreign exchange will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities traded over-the-counter and reported on NASDAQ will report the Nasdaq Official Closing Price ("NOCP"). The NOCP will be calculated on each business day at 4:00:02 p.m. Eastern time as follows: (i) if the last traded price of a listed security reported by a Nasdaq member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Portfolio securities which are traded over-the-counter and not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

         In the case of any securities which are not actively traded, reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by a Portfolio are restricted as to resale, their fair value will be determined following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

     Notwithstanding the foregoing, short-term debt securities with maturities of 60 days or less will be valued at amortized cost.

         Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

         The Manager may, from time to time, under the general supervision of the Board of Trustees or the valuation committee, utilize the services of one or more pricing services available in valuating the assets of the Trust. The Manager will continuously monitor the performance of these services.

                            FEDERAL INCOME TAXES



         Each Portfolio, including each Underlying Portfolio, intends to qualify each year as a "regulated investment company" under the Code. By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to its shareholders.


         In order to so qualify, a Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities, and net income derived from an interest in a qualified publicly traded partnership; and (2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. For this purpose, a qualified publicly traded partnership is any publicly traded partnership other than one whose income is derived almost entirely from income which would be qualified income for a regulated investment company (that is, dividends, interest, payments with respect to securities loans, gains from the disposition of stock or securities, and the like) in any event.

         As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the distribution requirement in each taxable year.

         The Portfolios will not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a regulated investment company whose only shareholders are either tax-exempt pension trusts or segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

         The Trust intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Trust and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts, tax-exempt pension trusts, and MetLife Investors USA Insurance Company, the initial shareholder of the Portfolios, and its affiliates. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.


         Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Trust. These requirements, which are in addition to the diversification requirements applicable to the Trust under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios or Underlying Portfolios may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract. For this purpose, an investment in an Underlying Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, so long as shares of the Underlying Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios and Underlying Portfolios are and will be so owned. Thus so long as each Portfolio and Underlying Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The Trust may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of a Portfolio or Underlying Portfolio or substitute the shares of one Portfolio or Underlying Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.


         In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Trust intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.

         Portfolios that invest in foreign securities may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of a Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long a Portfolio held its investment. In addition, a Portfolio could be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. To avoid such tax and interest, each Portfolio's investment adviser intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains will be considered ordinary income, which a Portfolio will be required to distribute even though it has not sold the security.


         Income that Clarion Global Real Estate Portfolio (formerly Neuberger Berman Real Estate Portfolio) derives from a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation, qualified publicly traded partnership or REIT) ("RE Partnership") will be treated under the Code as qualifying income under the income requirement only to the extent that income is attributable to the RE Partnership's income that would be qualifying income if realized directly by the Portfolio in the same manner as realized by the RE Partnership. The Internal Revenue Service also has issued numerous private letter rulings (which may not be relied on by taxpayers other than the addressees thereof but nevertheless indicate the Service's view of federal tax matters) holding that a regulated investment company that invests in a partnership should be treated as owning a proportionate share of the partnership's assets for purposes of the diversification requirement.

         Clarion Global Real Estate Portfolio (formerly Neuberger Berman Real Estate Portfolio) may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued but may apply retroactively, the portion of a REIT's income attributable to its residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax and will be allocated to the REIT's shareholders in proportion to the dividends they receive. These regulations also are expected to provide that excess inclusion income of a regulated investment company, such as the Portfolio, will be allocated to its shareholders in proportion to the dividends they receive, with the same consequences as if they held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders for a taxable year (1) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (2) will constitute unrelated business taxable income ("UBTI") to certain tax-exempt entities (including qualified pension plans, IRAs, Code section 401(k) plans, Keogh plans, and public charities), thereby potentially requiring such an entity that otherwise might not be required to file tax return for that year to file a tax return and pay tax on such income and (3) resulting in tax liability for a segregated asset account of an insurance company to which excess inclusion income is allocated. In addition, if at any time during any taxable year a "disqualified organization" (including governmental units, certain tax-exempt entities, and certain cooperatives) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to the portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization multiplied by the highest federal income tax rate imposed on corporations. The Portfolio does not intend to invest in REITs that have a substantial portion of their assets in residual interests of REMICs.


                  ORGANIZATION AND CAPITALIZATION OF THE TRUST


         The Trust is a Delaware business trust organized on July 27, 2000. A copy of the Trust's Agreement and Declaration of Trust, which is governed by Delaware law, is filed as an exhibit to the Trust's registration statement. The Trust is the successor to the Security First Trust and Cova Series Trust, the series of which were converted to Portfolios of the Trust, effective February 12, 2001. Effective May 1, 2002, Met/AIM Mid Cap Equity Portfolio changed its name to Met/AIM Mid Cap Core Equity Portfolio. Effective January 1, 2003, State Street Research Concentrated International Portfolio changed its name to Harris Oakmark International Portfolio and MFS Mid Cap Growth Portfolio changed its name to T. Rowe Price Mid Cap Growth Portfolio. Effective May 1, 2004, PIMCO Innovation Portfolio changed its name to PIMCO PEA Innovation Portfolio. Effective May 1, 2005, PIMCO PEA Innovation Portfolio changed its name to RCM Global Technology Portfolio and effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio. Effective December 19, 2005 Met/AIM Mid Cap Core Equity Portfolio changed its name to Lazard Mid Cap Portfolio. Effective August 21, 2006, Federated High Yield Portfolio changed its name to BlackRock High Yield Portfolio. Effective October 1, 2006, Lord Abbett Growth Opportunities Portfolio changed its name to Van Kampen Mid Cap Growth Portfolio. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio and effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio. Effective October 1, 2006, Mercury Large Cap Core Portfolio changed its name to BlackRock Large Cap Core Portfolio. Effective April 30, 2007, Janus Capital Appreciation Portfolio changed its name to Janus Forty Portfolio. Effective April 28, 2008, Neuberger Berman Real Estate Portfolio changed its name to Clarion Global Real Estate Portfolio. The Trust is also the successor of Managed Assets Trust, Capital Appreciation Fund and certain portfolios of The Travelers Series Trust. Such funds were converted to Portfolios of the Trust, effective May 1, 2006.

         The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share, of one or more series. Currently, the Trustees have established and designated forty-eight series. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Trust, which is separately managed and has its own investment objective and policies. The Trustees of the Trust have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Trust. The shares have no preemptive, conversion or subscription rights and are fully transferable.

         The Trust is authorized to issue four classes of shares (Class A, Class B, Class C and Class E) on behalf of each Portfolio. Only American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation Portfolios offer Class C shares. The Trust currently offers Class A and Class B shares on behalf of each Portfolio except for Batterymarch Growth and Income, Dreman Small Cap Value, Legg Mason Partners Managed Assets, Pioneer Fund, Pioneer Strategy Income and BlackRock High Yield Portfolios each of which currently offers only Class A shares and Met/AIM Capital Appreciation Portfolio which currently offers only Class A and Class E shares. Currently, Class E shares are also offered by Met/AIM Small Cap Growth, BlackRock Large Cap Core, Clarion Global Real Estate (formerly Neuberger Berman Real Estate), Harris Oakmark International, Janus Forty, Lazard Mid Cap, Legg Mason Partners Aggressive Growth, Legg Mason Value, Lord Abbett Bond Debenture, MFS(R) Research International, Neuberger Berman Real EstateOppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, PIMCO Total Return, RCM Technology and T. Rowe Price Mid Cap Growth Portfolios. Class A shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class B and Class E shares are offered at net asset value and are subject to distribution fees imposed pursuant to each Class' Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.

         Class A, Class B, Class C and Class E shares are currently offered under the Trust's multi-class distribution system approved by the Trust's Board of Trustees on December 7, 2000, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust's multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

         The Trust continuously offers its shares to separate accounts of insurance companies in connection with the Contracts. Class A, Class B, Class C and Class E shares currently are sold to insurance company separate accounts in connection with Contracts issued by the following affiliated insurance companies
- Metropolitan Life Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company, New England Financial Life Insurance Company, General American Life Insurance Company and MetLife Insurance Company of Connecticut (collectively, "MetLife"). As of December 31, 2007, MetLife owned substantially all of the Trust's outstanding Class A, Class B and Class E shares and, as a result, may be deemed to be a control person with respect to the Trust. No Class C shares were outstanding as of December 31, 2007.

         As a "series" type of mutual fund, the Trust issues separate series of share of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contract owners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. To the Trust's knowledge, as of December 31, 2007, none of the Contracts currently owned entitled any individual to give voting instructions regarding more than 5% of the outstanding shares of any Portfolio.


         The Trust may in the future offer its shares to separate accounts of other insurance companies. The Trust does not currently foresee any disadvantages to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other. However, it is theoretically possible that, at some time, the interests of various Contract owners participating in the Trust through their separate accounts might conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in the Trust, which would possibly force the Trust to sell portfolio securities at disadvantageous prices. The Trustees of the Trust intend to monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and will take whatever remedial action may be necessary.

         The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Trust's books of account and are to be charged with the expenses with respect to that Portfolio. Any general expenses of the Trust not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.

         Each share has one vote, with fractional shares voting proportionately. Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Trust's Agreement and Declaration of Trust does not require the Trust to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Trust may appoint their successors until fewer than a majority of the Trustees have been elected by shareholders, at which time a meeting of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of the Trustees or vote of two-thirds of the outstanding shares of the Trust. Holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Trust forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.

                              FINANCIAL STATEMENTS


         The financial statements of the Met/AIM Capital Appreciation, Met/AIM Small Cap Growth, Batterymarch Growth and Income, BlackRock High Yield, BlackRock Large Cap Core Portfolio, Clarion Global Real Estate (formerly Neuberger Berman Real Estate), Dreman Small Cap Value, Goldman Sachs Mid Cap Value, Harris Oakmark International, Janus Forty (formerly Janus Capital Appreciation), Lazard Mid Cap, Legg Mason Partners Aggressive Growth, Legg Mason Partners Managed Assets, Legg Mason Value Equity, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Lord Abbett Growth and Income, Lord Abbett Mid Cap Value, MetLife Aggressive Strategy, MetLife Balanced Strategy, MetLife Defensive Strategy, MetLife Growth Strategy, MetLife Moderate Strategy, MFS(R) Emerging Markets Equity, MFS(R) Research International, Neuberger Berman Real EstateOppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Fund, Pioneer Strategic Income, Rainier Large Cap Equity, RCM Technology, Strategic Conservative Growth, Strategic Growth, Strategic Growth and Income, T. Rowe Price Mid Cap Growth, Third Avenue Small Cap Value, Turner Mid Cap Growth, Van Kampen Comstock and Van Kampen Mid Cap Growth Portfolios for the year ended December 31, 2007, including notes to the financial statements and financial highlights and the Report of _______, Independent Registered Public Accounting Firm, are included in the Annual Report of the Trust, which is incorporated by reference in this Statement of Additional Information. The financial statements (including the Report of Independent Registered Public Accounting Firm) included in the Annual Report are incorporated herein by reference.





                              APPENDIX A
                           Securities Ratings

Standard & Poor's Bond Ratings

         A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

         Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Commercial Paper Ratings

         "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

         "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Fitch IBCA, Inc. Commercial Paper Ratings. Fitch Investors Service L.P. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Duff & Phelps Inc. Commercial Paper Ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C", "C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

         Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

                              APPENDIX B

                  Proxy Voting Policies and Procedures


                           (to be filed by amendment)

                             APPENDIX C
                     Portfolio Manager Disclosure


                         (to be filed by amendment)

                          MET INVESTORS SERIES TRUST

                                     PART C

                               Other Information

Item 23. Exhibits

         All references are to the Registrant's registration statement on Form N-1A as filed with the SEC on October 23, 2000, File Nos. 333-48456 and 811-10183 (the "Registration Statement")


---------------------------- ------------------------------------------------------------------------
Exhibit No.                  Description of Exhibits
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(a)(1)                    Agreement and Declaration of Trust is incorporated
                          by reference to Exhibit (a)(1) to the Registration
                          Statement.
---------------------------- ------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(a)(2)                    Certificate of Trust is incorporated by reference to
                          Exhibit (a)(2) to the Registration Statement.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(b)                       By-Laws are incorporated by reference to Exhibit (b)
                          to the Registration Statement.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(c)                       None other than Exhibit 1.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)                    Management Agreement between Registrant and Met
                          Investors Advisory Corp. is incorporated by reference
                          to Exhibit (d)(1) to Pre-Effective Amendment No. 1 to
                          the Registration Statement filed with the SEC on
                          January 5, 2001 ("Pre-Effective Amendment No. 1").
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(i)                 Form of Amendment No. 1 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(i) to
                          Pre-Effective Amendment No. 2 to the Registration
                          Statement filed with the SEC on February 5, 2001
                          ("Pre-Effective Amendment No. 2").
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(ii)                Form of Amendment No. 2 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(ii) to
                          Post-Effective Amendment No. 4 to the Registration
                          Statement filed with the SEC on July 23, 2001
                          ("Post-Effective Amendment No. 4").
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(iii)               Form of Amendment No. 3 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(iii) to
                          Post-Effective Amendment No. 6 to the Registration
                          Statement filed with the SEC on February 14, 2002
                          ("Post-Effective Amendment No. 6").


----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(iv)                Form of Amendment No. 4 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(iv) to
                          Post-Effective Amendment No. 9 to the Registration
                          Statement filed with the SEC on February 14, 2003
                          ("Post-Effective Amendment No. 9").
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(v)                 Form of Amendment No. 5 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(v) to
                          Post-Effective Amendment No. 9.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(vi)                Form of Amendment No. 6 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(vi) to
                          Post-Effective Amendment No. 11 to the Registration
                          Statement filed with the SEC on August 28, 2003
                          ("Post-Effective Amendment No. 11").
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(vii)               Form of Amendment No. 7 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(vii) to
                          Post-Effective Amendment No. 14 to the Registration
                          Statement filed with the SEC on April 30, 2004
                          ("Post-Effective Amendment No. 14").
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(viii)              Form of Amendment No. 8 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(viii) to
                          Post-Effective Amendment No. 13.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(ix)                Form of Amendment No. 9 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(ix) to
                          Post-Effective Amendment No. 17 to the Registration
                          Statement filed with the SEC on May 3, 2005
                          ("Post-Effective Amendment No. 17").
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(x)                 Form of Amendment No. 10 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(x) to
                          Post-Effective Amendment No. 17.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(xi)                Form of Amendment No. 11 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xi) to
                          Post-Effective Amendment No. 21, to the Registration
                          Statement filed with the SEC on October 28, 2005.
                          ("Post-Effective Amendment No. 21").
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(xii)               Form of Amendment No. 12 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xii) to
                          Post-Effective Amendment No. 19 to the Registration
                          Statement filed with the SEC on June 24, 2005
                          ("Post-Effective Amendment No. 19).
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(xiii)              Form of Amendment No. 13 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xiii) to
                          Post-Effective Amendment No. 21.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(xiv)               Form of Amendment No. 14 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xiv) to
                          Post-Effective Amendment No. 22 to the Registration
                          Statement filed with the SEC on February 1, 2006.
                          ("Post-Effective Amendment No. 22")
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(xv)                Form of Amendment No. 15 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xv) to
                          Post-Effective Amendment 22.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(xvi)               Form of Amendment No. 16 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xvi) to
                          Post-Effective Amendment No. 22.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(xvii)              Form of Amendment No. 17 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xvii) to
                          Post-Effective Amendment No. 22.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(xviii)             Form of Amendment No. 18 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xviii) to
                          Post-Effective Amendment No. 23 to the Registration
                          Statement filed with the SEC on May 1, 2006
                          ("Post-Effective Amendment No. 23").
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(xix)               Form of Amendment No. 19 to the Management Agreement
                          is incorporated by reference to Exhibit (d)(1)(xix) to
                          Post-Effective Amendment No. 25 to the Registration
                          Statement filed with the SEC on November 1, 2006
                          ("Post-Effective Amendment No. 25").
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(xx)                Form of Amendment No. 20 to the Management Agreement
                          is incorporated by reference to Exhibit (d)(1)(xx) to
                          Post-Effective Amendment No. 25.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(xxi)               Form of Amendment No. 21 to the Management Agreement
                          is incorporated by reference to Exhibit (d)(1)(xxi) to
                          Post-Effective Amendment No. 25.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(xxii)              Form of Amendment No. 22 to the Management Agreement
                          is incorporated by reference to Exhibit (d)(1)(xxii)
                          to Post-Effective Amendment No. 26 to the Registration
                          Statement filed with the SEC on March 1, 2007
                          ("Post-Effective Amendment No. 26").
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(xxiii)             Form of Amendment No. 23 to the Management Agreement
                          is incorporated by reference to Exhibit (d)(1)(xxiii)
                          to Post-Effective Amendment No. 26.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(xxiv)              Form of Amendment No. 24 to the Management Agreement
                          is incorporated by reference to Exhibit (d)(1)(xxiv)
                          to Post-Effective Amendment No. 26.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(xxv)               Form of Amendment No. 25 to the Management Agreement
                          is incorporated by reference to Exhibit (d)(1)(xxv) to
                          Post-Effective amendment No. 27 to the Registration
                          Statement filed with the SEC on April 30, 2007
                          ("Post-Effective Amendment No. 27").
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(1)(xxvi)              Form of Amendment No. 26 to the Management Agreement
                          is incorporated by reference to Exhibit (d)(1)(xxvi)
                          to Post-Effective Amendment No. 27 to the Registration
                          Statement filed with the SEC on August 16, 2007
                          ("Post-Effective Amendment No. 28").
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(1)(xxvii)             Form of Amendment No. 27 to the Management Agreement is filed herein.


----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(1)(xxviii)            Form of Amendment No. 28 to the Management Agreement is filed herein.


----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(1)(xxix)              Form of Amendment No. 29 to the Management Agreement is filed herein.


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(d)(2)                    Deleted.
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(d)(2)(i)                 Deleted.
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(d)(3)                    Deleted.
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(d)(3)(i)                 Deleted.
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(d)(4)                    Deleted.
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(d)(4)(i)                 Deleted.
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(d)(5)                    Deleted.
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(d)(5)(i)                 Deleted.
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(d)(6)                    Deleted.
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(d)(7)                    Form of Investment Advisory Agreement between Lord,
                          Abbett & Co. and Met Investors Advisory Corp. with
                          respect to the Lord Abbett Bond Debenture Portfolio is
                          incorporated by reference to Exhibit (d)(7) to the
                          Registration Statement.
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(d)(7)(i)                 Form of Amendment No. 1 to Investment Advisory
                          Agreement with respect to Lord Abbett Bond Debenture
                          Portfolio is incorporated by reference to Exhibit
                          (d)(7)(i) to Post-Effective Amendment No. 9.
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(d)(7)(ii)                Form of Amendment No. 2 to Investment Advisory
                          Agreement with respect to Lord Abbett Bond Debenture
                          Portfolio is incorporated by reference to Exhibit
                          (d)(7)(ii) to Post-Effective Amendment No. 13 to the
                          Registration Statement filed with the SEC on February
                          13, 2004 ("Post-Effective Amendment No. 13").
----------------------------------------------------------------------------------------------------
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(d)(7)(iii)               Form of Amendment No. 3 to Investment Advisory
                          Agreement with respect to Lord Abbett Bond Debenture
                          Portfolio is incorporated by reference to Exhibit
                          (d)(7)(iii) to Post-Effective Amendment No. 23.
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(d)(8)                    Form of Investment Advisory Agreement between Lord,
                          Abbett & Co. and Met Investors Advisory Corp. with
                          respect to the Lord Abbett Mid-Cap Value Portfolio is
                          incorporated by reference to Exhibit (d)(8) to the
                          Registration Statement.
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(d)(8)(i)                 Form of Amendment No. 1 to Investment Advisory
                          Agreement with respect to Lord Abbett Mid-Cap Value
                          Portfolio is incorporated by reference to Exhibit
                          (d)(8)(i) to Pre-Effective Amendment No. 1.
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(d)(8)(ii)                Form of Amendment No. 2 to Investment Advisory
                          Agreement with respect to Lord Abbett Mid-Cap Value
                          Portfolio is incorporated by reference to Exhibit
                          (d)(8)(ii) to Post-Effective Amendment No. 23.
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(d)(9)                    Deleted.
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(d)(10)                   Form of Investment Advisory Agreement between Lord,
                          Abbett & Co. and Met Investors Advisory Corp. with
                          respect to the Lord Abbett Growth and Income Portfolio
                          is incorporated by reference to Exhibit (d)(10) to the
                          Registration Statement.
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(d)(10)(i)                Form of Amendment No. 1 to Investment Advisory
                          Agreement with respect to Lord Abbett Growth and
                          Income Portfolio is incorporated by reference to
                          Exhibit (d)(10)(i) to Post-Effective Amendment No. 9.
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(d)(10)(ii)               Form of Amendment No. 2 to Investment Advisory
                          Agreement with respect to Lord Abbett Growth and
                          Income Portfolio is incorporated by reference to
                          Exhibit (d)(10)(ii) to Post-Effective Amendment No.
                          22.
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(d)(10)(iii)              Form of Amendment No. 3 to Investment Advisory
                          Agreement with respect to Lord Abbett Growth and
                          Income Portfolio is incorporated by reference to
                          Exhibit (d)(10)(iii) to Post-Effective Amendment No.
                          23.
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(d)(11)                   Deleted.
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(d)(12)                   Deleted.
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(d)(13)                   Deleted.
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(d)(14)                   Deleted.
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(d)(15)                   Deleted.

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(d)(16)                   Deleted.
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(d)(17)                   Deleted.
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(d)(17)(i)                Deleted.
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(d)(17)(ii)               Deleted.
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(d)(18)                   Form of Investment Advisory Agreement between Pacific
                          Investment Management Company LLC and Met Investors
                          Advisory Corp. with respect to the PIMCO Total Return
                          Portfolio is incorporated by reference to Exhibit
                          (d)(18) to Pre-Effective Amendment No. 2.
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(d)(18)(i)                Form of Amendment No. 1 to Investment Advisory
                          Agreement with respect to PIMCO Total Return Portfolio
                          is incorporated by reference to Exhibit (d)(18)(i) to
                          Post-Effective Amendment No. 23.
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(d)(18)(ii)               Form of Amendment No. 2 to Investment Advisory Agreement with respect to
                          PIMCO Total Return Fund is filed herein.

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(d)(19)                   Deleted.
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(d)(20)                   Deleted.
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(d)(20)(i)                Deleted.
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(d)(20)(ii)               Form of Investment Advisory Agreement between RCM
                          Capital Management LLC and Met Investors Advisory, LLC
                          with respect to RCM Global Technology Portfolio
                          (currently known as RCM Technology Portfolio) is
                          incorporated by reference to Exhibit (d)(20)(ii) to
                          Post-Effective Amendment No. 17.

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(d)(20)(iii)              Form of Amendment No. 1 to Investment Advisory
                          Agreement with respect to RCM Technology Portfolio is
                          incorporated by reference to Exhibit (d)(20)(iii) to
                          Post-Effective Amendment No. 27.
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(d)(21)                   Deleted.
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(d)(22)                   Form of Investment Advisory Agreement between
                          Massachusetts Financial Services Company and Met
                          Investors Advisory Corp. with respect to the MFS(R)
                          Research International Portfolio is incorporated by
                          reference to Exhibit (d)(22) to Pre-Effective
                          Amendment No. 2.
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(d)(22)(i)                Form of Amendment No. 1 to Investment Advisory
                          Agreement with respect to MFS(R) Research
                          International Portfolio is incorporated by reference
                          to Exhibit (d)(22)(i) to Post-Effective Amendment No.
                          23.
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(d)(23)                   Deleted.
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(d)(24)                   Form of Investment Advisory Agreement between
                          OppenheimerFunds, Inc. and Met Investors Advisory
                          Corp. with respect to the Oppenheimer Capital
                          Appreciation Portfolio is incorporated by reference to
                          Exhibit (d)(24) to Pre-Effective Amendment No. 2.
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(d)(24)(i)                Form of Amendment No. 1 to Investment Advisory
                          Agreement with respect to Oppenheimer Capital
                          Appreciation Portfolio is incorporated by reference to
                          Exhibit (d)(24)(i) to Post-Effective Amendment No. 23.
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(d)(24)(ii)               Form of Amendment No. 2 to Investment Advisory
                          Agreement with respect to Oppenheimer Capital
                          Appreciation Portfolio is incorporated by reference to
                          Exhibit (d)(24)(ii) to Post-Effective Amendment No.
                          26.
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(d)(25)                   Form of Investment Advisory Agreement between AIM
                          Advisors, Inc. and Met Investors Advisory Corp. with
                          respect to the Met/AIM Small Cap Growth Portfolio is
                          incorporated by reference to Exhibit (d)(25) to
                          Post-Effective Amendment No. 5 to the Registration
                          Statement filed with the SEC on October 9, 2001
                          ("Post-Effective Amendment No. 5").
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(d)(25)(i)                Form of Amendment No. 1 to Investment Advisory
                          Agreement with respect to the Met/AIM Small Cap Growth
                          Portfolio is incorporated by reference to Exhibit
                          (d)(25)(i) to Post-Effective Amendment No. 17.
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(d)(25)(ii)               Form of Amendment No. 2 to Investment Advisory
                          Agreement with respect to Met/AIM Small Cap Growth
                          Portfolio is incorporated by reference to Exhibit
                          (d)(25)(ii) to Post-Effective Amendment No. 23.
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(d)(25)(iii)              Form of Amendment No. 3 to Investment Advisory
                          Agreement with respect to the Met/AIM Small Cap Growth
                          Portfolio is incorporated by reference to Exhibit
                          (d)(25)(iii) to Post-Effective Amendment No. 27.
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(d)(26)                   Deleted.
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(d)(26)(i)                Deleted.
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(d)(26)(ii)               Deleted.
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(d)(27)                   Deleted.
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(d)(28)                   Form of Investment Advisory Agreement between EQSF
                          Advisers, Inc. (currently known as Third Avenue
                          Management LLC) and Met Investors Advisory, LLC with
                          respect to the Third Avenue Small Cap Value Portfolio
                          is incorporated by reference to Exhibit (d)(28) to
                          Post-Effective Amendment No. 6.

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(d)(28)(i)                Form of Amendment No. 1 to Investment Advisory
                          Agreement with respect to Third Avenue Small Cap Value
                          Portfolio is incorporated by reference to Exhibit
                          (d)(28)(i) to Post-Effective Amendment No. 13.
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(d)(28)(ii)               Form of Amendment No. 2 to Investment Advisory
                          Agreement with respect to Third Avenue Small Cap Value
                          Portfolio is incorporated by reference to Exhibit
                          (d)(28)(ii) to Post-Effective Amendment No. 23.
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(d)(29)                   Form of Investment Advisory Agreement between Harris
                          Associates L.P. and Met Investors Advisory, LLC with
                          respect to the Harris Oakmark International Portfolio
                          is incorporated by reference to Exhibit (d)(29) to
                          Post-Effective Amendment No. 9.

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(d)(29)(i)                Form of Amendment No. 1 to Investment Advisory
                          Agreement with respect to Harris Oakmark International
                          Portfolio is incorporated by reference to Exhibit
                          (d)(29)(i) to Post-Effective Amendment No. 23.
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(d)(29)(ii)               Form of Amendment No. 2 to Investment Advisory
                          Agreement with respect to Harris Oakmark International
                          Portfolio is incorporated by reference to Exhibit
                          (d)(29)(ii) to Post-Effective Amendment No. 23.
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(d)(30)                   Deleted.
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(d)(30)(i)                Deleted.
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(d)(30)(ii)               Deleted.
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(d)(31)                   Form of Investment Advisory Agreement between T. Rowe
                          Price Associates, Inc. and Met Investors Advisory, LLC
                          with respect to T. Rowe Price Mid-Cap Growth Portfolio
                          is incorporated by reference to Exhibit (d)(31) to
                          Post-Effective Amendment No. 9.

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(d)(31)(i)                Form of Amendment No. 1 to Investment Advisory
                          Agreement with respect to T. Rowe Price Mid-Cap Growth
                          Portfolio is incorporated by reference to Exhibit
                          (d)(31)(i) to Post-Effective Amendment No. 23.
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(d)(32)                   Deleted.
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(d)(32)(i)                Deleted.
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(d)(33)                   Form of Investment Advisory Agreement between Pacific
                          Investment Management Company LLC and Met Investors
                          Advisory, LLC with respect to PIMCO Inflation
                          Protected Bond Portfolio is incorporated by reference
                          to Exhibit (d)(33) to Post-Effective Amendment No. 9.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(33)(i)                Form of Amendment No. 1 to Investment Advisory
                          Agreement with respect to PIMCO Inflation Protected
                          Bond Portfolio is incorporated by reference to Exhibit
                          (d)(33)(i) to Post-Effective Amendment No. 23.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(33)(ii)               Form of Amendment No. 2 to Investment Advisory
                          Agreement with respect to PIMCO Inflation Protected
                          Bond Portfolio is incorporated by reference to Exhibit
                          (d)(33)(ii) to Post-Effective Amendment No. 27.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(34)                   Deleted.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(34)(i)                Deleted.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(35)                   Form of Investment Advisory Agreement between Turner
                          Investment Partners, Inc. and Met Investors Advisory,
                          LLC with respect to Turner Midcap Growth Portfolio is incorporated by reference to Exhibit (d)(35) to Post-Effective Amendment No. 13.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(35)(i)                Form of Amendment No. 1 to Investment Advisory
                          Agreement with respect to Turner Mid-Cap Growth
                          Portfolio is incorporated by reference to Exhibit
                          (d)(35)(i) to Post-Effective Amendment No. 23.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(36)                   Form of Investment Advisory Agreement between Goldman
                          Sachs Asset Management, L.P. and Met Investors
                          Advisory, LLC with respect to Goldman Sachs Mid-Cap
                          Value Portfolio is incorporated by reference to Exhibit (d)(36) to Post-Effective Amendment No. 14.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(36)(i)                Form of Amendment No. 1 to Investment Advisory
                          Agreement with respect to Goldman Sachs Mid-Cap Value
                          Portfolio is incorporated by reference to Exhibit
                          (d)(36)(i) to Post-Effective Amendment No. 23.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(37)                   Form of Management Agreement between Registrant and Met Investors
                          Advisory, LLC with respect to MetLife Defensive Strategy, MetLife
                          Moderate Strategy, MetLife Balanced Strategy, MetLife Growth Strategy
                          and MetLife Aggressive Strategy Portfolios is incorporated by reference to Exhibit (d)(37) to Post-Effective Amendment No. 15 to the
                          Registration Statement filed with the SEC on August 20, 2004
                          ("Post-Effective Amendment No. 15").

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(37)(i)                Form of Amendment No. 1 to Management Agreement is
                          incorporated by reference to Exhibit (d)(37)(i) to
                          Post-Effective Amendment No. 17.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(37)(ii) Form of Amendment No. 2 to Management Agreement with respect to Met/Franklin Templeton Founding Strategy
                          Portfolio, American Funds Balanced Allocation Portfolio,
                          American Funds Growth Allocation Portfolio and American
                          Funds Moderate Allocation Portfolio is filed herein.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(38)                   Form of Investment Advisory Agreement between Morgan
                          Stanley Asset Management and Met Investors Advisory,
                          LLC with respect to the Van Kampen Comstock Portfolio is incorporated by reference to Exhibit (d)(38) to Post-Effective Amendment No. 17.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(38)(i)                Form of Amendment No. 1 to Investment Advisory
                          Agreement with respect to Van Kampen Comstock
                          Portfolio is incorporated by reference to Exhibit
                          (d)(38)(i) to Post-Effective Amendment No. 23.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(39)                   Form of Investment Advisory Agreement between Gallatin
                          Asset Management, Inc. and Met Investors Advisory, LLC with respect to the Cyclical Growth and Income ETF
                          Portfolio is incorporated by reference to Exhibit
                          (d)(39) to Post-Effective Amendment No. 23.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(39)(i)                Form of Amendment No. 1 to Investment Advisory
                          Agreement with respect to Cyclical Growth and Income
                          ETF Portfolio is incorporated by reference to Exhibit
                          (d)(39)(i) to Post-Effective Amendment No. 23.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(40)                   Form of Investment Advisory Agreement between Gallatin
                          Asset Management, Inc. and Met Investors Advisory, LLC with respect to the Cyclical Growth ETF Portfolio is incorporated by reference to Exhibit (d)(40) to Post-Effective Amendment No. 23.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(40)(i)                Form of Amendment No. 1 to Investment Advisory
                          Agreement with respect to Cyclical Growth ETF
                          Portfolio is incorporated by reference to Exhibit
                          (d)(40)(i) to Post-Effective Amendment No. 23.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(41)                   Form of Investment Advisory Agreement between Legg
                          Mason Capital Management, Inc. and Met Investors
                          Advisory, LLC with respect to the Legg Mason Value
                          Equity Portfolio is incorporated by reference to Exhibit (d)(41) to Post-Effective Amendment No. 21.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(42)                   Form of Investment Advisory Agreement between AIM
                          Capital Management, Inc. and Met Investors Advisory,
                          LLC with respect to the Met/AIM Capital Appreciation
                          Portfolio is incorporated by reference to Exhibit
                          (d)(42) to Post-Effective Amendment No. 23.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(43)                   Form of Investment Advisory Agreement between
                          Batterymarch Financial Management, Inc. and Met
                          Investors Advisory, LLC with respect to the Batterymarch Growth and Income Portfolio is incorporated by reference to Exhibit (d)(43) to Post-Effective Amendment No. 23.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(44)                   Form of Investment Advisory Agreement between
                          Batterymarch Financial Management, Inc. and Met
                          Investors Advisory, LLC with respect to the Batterymarch Mid-Cap Stock Portfolio is incorporated by reference to Exhibit (d)(44) to Post-Effective
                          Amendment No. 23.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(45)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(46)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(47)                   Form of Investment Advisory Agreement between
                          Massachusetts Financial Services Company and Met
                          Investors Advisory, LLC with respect to the MFS(R)
                          Value Portfolio is incorporated by reference to Exhibit (d)(47) to Post-Effective Amendment No. 23.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(48)                   Form of Investment Advisory Agreement between Pioneer
                          Investment Management, Inc. and Met Investors
                          Advisory, LLC with respect to the Pioneer Fund
                          Portfolio is incorporated by reference to Exhibit
                          (d)(48) to Post-Effective Amendment No. 22.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(49)                   Form of Investment Advisory Agreement between Pioneer
                          Investment Management, Inc. and Met Investors Advisory
                          LLC with respect to the Pioneer Strategic Income
                          Portfolio is incorporated by reference to Exhibit
                          (d)(49) to Post-Effective Amendment No. 22.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(49)(i)                Form of Amendment No. 1 to Investment Advisory Agreement with respect to
                          Pioneer Strategic Income Portfolio is filed herein.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(50)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(51)                   Form of Investment Advisory Agreement between Dreman
                          Value Management LLC and Met Investors Advisory, LLC with respect to the Dreman Small-Cap Value Portfolio is incorporated by reference to Exhibit (d)(51) to Post-Effective Amendment No. 22.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(51)(i)                Form of Amendment No. 1 to Investment Advisory Agreement with respect to
                          Dreman Small-Cap Value Portfolio is filed herein.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(52)(a)                Form of Investment Advisory Agreement between Western
                          Asset Management Company and Met Investors Advisory,
                          LLC with respect to the Legg Mason Partners Managed
                          Assets Portfolio is incorporated by reference to Exhibit (d)(52)(a) to Post-Effective Amendment No. 23.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(52)(b)                Form of Investment Advisory Agreement between
                          Batterymarch Financial Management, Inc. and Met
                          Investors Advisory, LLC with respect to the Legg Mason
                          Partners Managed Assets Portfolio is incorporated by reference to Exhibit (d)(52)(b) to Post-Effective
                          Amendment No. 23.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(52)(c)                Form of Investment Advisory Agreement between CAM
                          North America, LLC (currently known as ClearBridge
                          Advisors LLC) and Met Investors Advisory, LLC with
                          respect to the Legg Mason Partners Managed Assets
                          Portfolio is incorporated by reference to Exhibit
                          (d)(52)(c) to Post-Effective Amendment No. 24 filed
                          with the SEC on August 16, 2006 ("Post-Effective
                          Amendment No. 24").
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(52)(d)                Form of Investment Advisory Agreement between Legg
                          Mason Global Allocation Group, LLC and Met Investors
                          Advisory, LLC with respect to Legg Mason Partners
                          Managed Assets Portfolio is incorporated by reference to Exhibit (d)(52)(d) to Post-Effective Amendment No.
                          27.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(53)                   Form of Investment Advisory Agreement between
                          Massachusetts Financial Services Company and Met
                          Investors Advisory, LLC with respect to the MFS(R)
                          Emerging Markets Equity Portfolio is incorporated by reference to Exhibit (d)(53) to Post-Effective
                          Amendment No. 23.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(54)                   Form of Investment Advisory Agreement between Loomis,
                          Sayles & Company, L.P. and Met Investors Advisory, LLC with respect to the Loomis Sayles Global Markets
                          Portfolio is incorporated by reference to Exhibit
                          (d)(54) to Post-Effective Amendment No. 22.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(55)                   Form of Investment Advisory Agreement between Janus
                          Capital Management LLC and Met Investors Advisory, LLC with respect to the Janus Capital Appreciation
                          Portfolio (currently known as Janus Forty Portfolio) is incorporated by reference to Exhibit (d)(55) to Post-Effective Amendment No. 23.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(56)                   Form of Investment Advisory Agreement between Lazard
                          Asset Management LLC and Met Investors Advisory, LLC with respect to the Lazard Mid-Cap Portfolio is incorporated by reference to Exhibit (d)(56) to Post-Effective Amendment No. 23.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(57)                   Form of Investment Advisory Agreement between Gallatin
                          Asset Management, Inc. and Met Investors Advisory, LLC with respect to the Strategic Growth Portfolio is incorporated by reference to Exhibit (d)(57) to Post-Effective Amendment No. 25.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(58)                   Form of Investment Advisory Agreement between Gallatin
                          Asset Management, Inc. and Met Investors Advisory, LLC with respect to the Strategic Growth and Income
                          Portfolio is incorporated by reference to Exhibit
                          (d)(58) to Post-Effective Amendment No. 25.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(59)                   Form of Investment Advisory Agreement between Gallatin
                          Asset Management, Inc. and Met Investors Advisory, LLC with respect to the Strategic Conservative Growth
                          Portfolio is incorporated by reference to Exhibit
                          (d)(59) to Post-Effective Amendment No. 25.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(60)                   Form of Investment Advisory Agreement between Morgan
                          Stanley Asset Management and Met Investors Advisory,
                          LLC with respect to the Van Kampen Mid-Cap Growth
                          Portfolio is incorporated by reference to Exhibit
                          (d)(60) to Post-Effective Amendment No. 25.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(61)                   Form of Investment Advisory Agreement between CAM
                          North America, LLC (ClearBridge Advisors LLC) and Met
                          Investors Advisory, LLC with respect to the Legg Mason
                          Aggressive Growth Portfolio(currently known as Legg
                          Mason Partners Aggressive Growth Portfolio) is incorporated by reference to Exhibit (d)(61) to Post-Effective Amendment No. 25.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(62)                   Form of Investment Advisory Agreement between
                          BlackRock Financial Management, Inc. and Met Investors
                          Advisory, LLC with respect to the BlackRock High Yield
                          Portfolio is incorporated by reference to Exhibit
                          (d)(62) to Post-Effective Amendment No. 24.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(63)                   Form of Investment Advisory Agreement between
                          BlackRock Advisors, LLC and Met Investors Advisory,
                          LLC with respect to the BlackRock Large-Cap Core
                          Portfolio is incorporated by reference to Exhibit
                          (d)(63) to Post-Effective Amendment No. 25.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(64)                   Form of Investment Advisory Agreement between Rainier
                          Investment Management, Inc. and Met Investors Advisory
                          LLC with respect to the Rainier Large Cap Equity
                          Portfolio, is incorporated by reference to Exhibit
                          (d)(64) to Post-Effective Amendment No. 28.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(65)                   Form of Investment Advisory Agreement between Franklin
                          Mutual Advisers, LLC and Met Investors Advisory LLC
                          with respect to the Met/Franklin Mutual Shares
                          Portfolio is filed herein.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(66)                   Form of Investment Advisory Agreement between
                          Templeton Global Advisors Limited and Met Investors
                          Advisory, LLC with respect to the Met/Templeton Growth
                          Portfolio is filed herein.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(67)                   Form of Investment Advisory Agreement between Franklin
                          Advisers, Inc. and Met Investors Advisory, LLC with respect to the Met/Franklin Income Portfolio is filed herein.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(d)(68)                   Form of Investment Advisory Agreement between ING Clarion Real Estate
                          Securities L.P. and Met Investors Advisory, LLC with respect to the
                          Clarion Global Real Estate Portfolio (is filed herein).

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(1)                    Form of Participation Agreement is incorporated by
                          reference to Exhibit (e)(1) to Post-Effective
                          Amendment No. 4.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(e)(1)(i)                 Form of Participation Agreement with respect to
                          American Funds Insurance Series is filed herein.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------


(e)(1)(ii) Form of Participation Agreement with respect to American Funds Insurance Series is filed herein.


----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)                    Form of Second Amended and Restated Distribution
                          Agreement between the Registrant and MetLife Investors
                          Distribution Company with respect to the Class A
                          shares is incorporated by reference to Exhibit (e)(2)
                          to Post-Effective Amendment No. 9.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(i)                 Form of Amendment No. 1 to Second Amended and Restated
                          Distribution Agreement with respect to the Class A
                          shares is incorporated by reference to Exhibit
                          (e)(2)(i) to Post-Effective Amendment No. 9.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(ii)                Form of Amendment No. 2 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(ii) to
                          Post-Effective Amendment No. 11.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(iii)               Form of Amendment No. 3 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(iii) to
                          Post-Effective Amendment No. 13.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(iv)                Form of Amendment No. 4 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(iv) to
                          Post-Effective Amendment No. 15.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(v)                 Form of Amendment No. 5 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(v) to
                          Post-Effective Amendment No. 17.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(vi)                Form of Amendment No. 6 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(vi) to
                          Post-Effective Amendment No. 19.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(vii)               Form of Amendment No. 7 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(vii) to
                          Post-Effective Amendment No. 20 to the Registration
                          Statement filed with the SEC on August 12, 2005
                          ("Post-Effective Amendment No. 20").
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(viii)              Form of Amendment No. 8 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(viii)
                          to Post-Effective Amendment No. 22.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(ix)                Form of Amendment No. 9 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(ix) to
                          Post-Effective Amendment No. 22.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(x)                 Form of Amendment No. 10 to Second Amended and
                          Restated Distribution Agreement with respect to Class
                          A shares is incorporated by reference to Exhibit
                          (e)(2)(x) to Post-Effective Amendment No. 22.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(xi)                Form of Amendment No. 11 to Second Amended and
                          Restated Distribution Agreement with respect to Class
                          A shares is incorporated by reference to Exhibit
                          (e)(2)(xi) to Post-Effective Amendment No. 28.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(xii)               Form of Amendment No. 12 to Second Amended and
                          Restated Distribution Agreement with respect to Class
                          A shares is filed herein.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)                    Form of Second Amended and Restated Distribution
                          Agreement between the Registrant and MetLife Investors
                          Distribution Company with respect to the Class B
                          shares is incorporated by reference to Exhibit (e)(3)
                          to Post-Effective Amendment No. 9.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(i)                 Form of Amendment No. 1 to Second Amended and Restated
                          Distribution Agreement with respect to the Class B
                          shares is incorporated by reference to Exhibit
                          (e)(3)(i) to Post-Effective Amendment No. 9.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(ii)                Form of Amendment No. 2 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(ii) to
                          Post-Effective Amendment No. 11.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(iii)               Form of Amendment No. 3 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(iii) to
                          Post-Effective Amendment No. 13.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(iv)                Form of Amendment No. 4 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(iv) to
                          Post-Effective Amendment No. 15.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(v)                 Form of Amendment No. 5 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(v) to
                          Post-Effective Amendment No. 17.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(vi)                Form of Amendment No. 6 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(vi) to
                          Post-Effective Amendment No. 19.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(vii)               Form of Amendment No. 7 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(vii) to
                          Post-Effective Amendment No. 20.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(viii)              Form of Amendment No. 8 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(viii)
                          to Post-Effective Amendment No. 22.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(ix)                Form of Amendment No. 9 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(ix) to
                          Post-Effective Amendment No. 22.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(x)                 Form of Amendment No. 10 to Second Amended and
                          Restated Distribution Agreement with respect to Class
                          B shares is incorporated by reference to Exhibit
                          (e)(3)(x) to Post-Effective Amendment No. 24.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(xi)                Form of Amendment No. 11 to Second Amended and
                          Restated Distribution Agreement with respect to Class
                          B shares is incorporated by reference to Exhibit
                          (e)(3)(xi) to Post-Effective Amendment No. 28.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(e)(3)(xii)               Form of Amendment No. 12 to Second Amended and Restated Distribution
                          Agreement with respect to Class B shares is filed herein.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)                    Form of Amended and Restated Distribution Agreement
                          between the Registrant and MetLife Investors
                          Distribution Company with respect to the Class E
                          shares is incorporated by reference to Exhibit (e)(4)
                          to Post-Effective Amendment No. 9.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(i)                 Form of Amendment No. 1 to Amended and Restated
                          Distribution Agreement with respect to Class E shares
                          is incorporated by reference to Exhibit (e)(4)(i) to
                          Post-Effective Amendment No. 9.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(ii)                Form of Amendment No. 2 to Amended and Restated
                          Distribution Agreement with respect to Class E shares
                          is incorporated by reference to Exhibit (e)(4)(ii) to
                          Post-Effective Amendment No. 11.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(iii)               Form of Amendment No. 3 to Amended and Restated
                          Distribution Agreement with respect to Class E shares
                          is incorporated by reference to Exhibit (e)(4)(iii) to
                          Post-Effective Amendment No. 13.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(iv)                Form of Amendment No. 4 to Amended and Restated
                          Distribution Agreement with respect to Class E shares
                          is incorporated by reference to Exhibit (e)(4)(iv) to
                          Post-Effective Amendment No. 15.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(v)                 Form of Amendment No. 5 to Amended and Restated
                          Distribution Agreement with respect to Class E shares
                          is incorporated by reference to Exhibit (e)(4)(v) to
                          Post-Effective Amendment No. 17.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(vi)                Form of Amendment No. 6 to Amended and Restated
                          Distribution Agreement with respect to Class E shares
                          is incorporated by reference to Exhibit (e)(4)(vi) to
                          Post-Effective Amendment No. 19.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(vii)               Form of Amendment No. 7 to Amended and Restated
                          Distribution Agreement with respect to Class E shares
                          is incorporated by reference to Exhibit (e)(4)(vii) to
                          Post-Effective Amendment No. 20.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(viii)              Form of Amendment No. 8 to Amended and Restated
                          Distribution Agreement with respect to Class E shares
                          is incorporated by reference to Exhibit (e)(4)(viii)
                          to Post-Effective Amendment No. 22.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(ix)                Form of Amendment No. 9 to Amended and Restated
                          Distribution Agreement with respect to Class E shares
                          is incorporated by reference to Exhibit (e)(4)(ix) to
                          Post-Effective Amendment No. 22.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(x)                 Form of Amendment No. 10 to Amended and Restated
                          Distribution Agreement with respect to Class E shares
                          is incorporated by reference to Exhibit (e)(4)(x) to
                          Post-Effective Amendment No. 24.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(xi)                Form of Amendment No. 11 to Amended and Restated
                          Distribution Agreement with respect to Class E shares
                          is incorporated by reference to Exhibit (e)(4)(xi) to
                          Post-Effective Amendment No. 28.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(xii)               Form of Amendment No. 12 to Amended and Restated
                          Distribution Agreement with respect to Class E shares
                          is filed herein.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(i)                 Form of Second Amended and Restated Distribution
                          Agreement between the Registrant and MetLife Investors
                          Distribution Company with respect to Class C shares is
                          incorporated by reference to Exhibit (e)(5)(i) to
                          Post-Effective Amendment No. 9.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(ii)                Form of Amendment No. 1 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(ii) to
                          Post-Effective Amendment No. 9.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(iii)               Form of Amendment No. 2 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(iii) to
                          Post-Effective Amendment No. 11.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(iv)                Form of Amendment No. 3 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(iv) to
                          Post-Effective Amendment No. 13.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(v)                 Form of Amendment No. 4 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(v) to
                          Post-Effective Amendment No. 15.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(vi)                Form of Amendment No. 5 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(vi) to
                          Post-Effective Amendment No. 17.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(vii)               Form of Amendment No. 6 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(vii) to
                          Post-Effective Amendment No. 19.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(viii)              Form of Amendment No. 7 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(viii)
                          to Post-Effective Amendment No. 20.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(ix)                Form of Amendment No. 8 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(ix) to
                          Post-Effective Amendment No. 22.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(x)                 Form of Amendment No. 9 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(x) to
                          Post-Effective Amendment No. 22.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(xi)                Form of Amendment No. 10 to Second Amended and
                          Restated Distribution Agreement with respect to Class
                          C shares is incorporated by reference to Exhibit
                          (e)(5)(xi) to Post-Effective Amendment No. 24.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(xii)               Form of Amendment No. 11 to Second Amended and
                          Restated Distribution Agreement with respect to Class
                          C shares is incorporated by reference to Exhibit
                          (e)(5)(xii) to Post-Effective Amendment No. 28.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(xiii)              Form of Amendment No. 12 to Second Amended and
                          Restated Distribution Agreement with respect to Class
                          C shares is filed herein.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(f)                       Form of Deferred Compensation Plan is incorporated by
                          reference to Exhibit (f) to the Registration
                          Statement.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(g)(1)(i)                 Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(g)(1)(ii)                Form of Custodian Agreement between Registrant and
                          State Street Bank and Trust Company is incorporated by
                          reference to Exhibit (g)(1)(ii) to Post-Effective
                          Amendment No. 5.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(1)(i)                 Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(1)(ii)                Form of Transfer Agency and Service Agreement between
                          Registrant and State Street Bank and Trust Company is
                          incorporated by reference to Exhibit (h)(1)(ii) to
                          Post-Effective Amendment No. 5.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(2)(i)                 Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(2)(ii)                Form of Administration Agreement between Registrant
                          and State Street Bank and Trust Company is
                          incorporated by reference to Exhibit (h)(2)(ii) to
                          Post-Effective Amendment No. 5.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(3)(i)                 Revised Form of Expense Limitation Agreement between
                          Registrant and Met Investors Advisory Corp. is
                          incorporated by reference to Exhibit (h)(3)(i) to
                          Post-Effective Amendment No. 1 to the Registration
                          Statement filed with the SEC on February 12, 2001
                          ("Post-Effective Amendment No. 1").
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(3)(ii)                Form of Amendment No. 1 to Expense Limitation
                          Agreement between Registrant and Met Investors
                          Advisory Corp. is incorporated by reference to Exhibit
                          (h)(3)(ii) to Post-Effective Amendment No. 4.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(3)(iii)               Form of Amended and Restated Expense Limitation
                          Agreement between Registrant and Met Investors
                          Advisory Corp. is incorporated by reference to Exhibit
                          (h)(3)(iii) to Post-Effective Amendment No. 6.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(h)(3)(iv)                Form of Amendment No. 1 to Amended and Restated
                          Expense Limitation Agreement between Registrant and
                          Met Investors Advisory, LLC is incorporated by reference to Exhibit (h)(3)(iv) to Post-Effective
                          Amendment No. 6.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(h)(3)(v)                 Form of Amendment No. 2 to Amended and Restated
                          Expense Limitation Agreement between Registrant and
                          Met Investors Advisory, LLC is incorporated by reference to Exhibit (h)(3)(v) to Post-Effective
                          Amendment No. 9.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(h)(3)(vi)                Form of Amendment No. 3 to Amended and Restated
                          Expense Limitation Agreement between Registrant and
                          Met Investors Advisory, LLC is incorporated by reference to Exhibit (h)(3)(vi) to Post-Effective
                          Amendment No. 13.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(h)(3)(vii)               Form of Amendment No. 4 to Amended and Restated
                          Expense Limitation Agreement between Registrant and
                          Met Investors Advisory, LLC is incorporated by reference to Exhibit (h)(3)(vii) to Post-Effective
                          Amendment No. 15.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(h)(3)(viii)              Form of Amendment No. 5 to Amended and Restated
                          Expense Limitation Agreement between Registrant and
                          Met Investors Advisory, LLC is incorporated by
                          reference to Exhibit (h)(3)(viii) to Amendment No. 17.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(h)(3)(ix)                Form of Amendment No. 6 to Amended and Restated
                          Expense Limitation Agreement between Registrant and
                          Met Investors Advisory, LLC is incorporated by reference to Exhibit (h)(3)(ix) to Post-Effective
                          Amendment No. 19.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(h)(3)(x)                 Form of Amendment No. 7 to Amended and Restated
                          Expense Limitation Agreement between Registrant and
                          Met Investors Advisory, LLC is incorporated by reference to Exhibit (h)(3)(x) to Post-Effective
                          Amendment No. 21.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(h)(3)(xi)                Form of Amendment No. 8 to Amended and Restated
                          Expense Limitation Agreement between Registrant and
                          Met Investors Advisory, LLC is incorporated by reference to Exhibit (h)(3)(xi) to Post-Effective
                          Amendment No. 22.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(h)(4)(xii)               Form of Amendment No. 9 to Amended and Restated
                          Expense Limitation Agreement between Registrant and
                          Met Investors Advisory, LLC is incorporated by reference to Exhibit (h)(4)(xii) to Post-Effective
                          Amendment No. 22.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(h)(4)(xiii)              Form of Amendment No. 10 to Amended and Restated
                          Expense Limitation Agreement between Registrant and
                          Met Investors Advisory, LLC is incorporated by
                          reference to Exhibit (h)(4)(xiii) to Post-Effective
                          Amendment No. 24.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(h)(4)(xiv)               Form of Amendment No. 11 to Amended and Restated
                          Expense Limitation Agreement between Registrant and
                          Met Investors Advisory, LLC is incorporated by reference to Exhibit (h)(4)(xiv) to Post-Effective
                          Amendment No. 26.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(h)(4)(xv)                Form of Amendment No. 12 to Amended and Restated
                          Expense Limitation Agreement between Registrant and
                          Met Investors Advisory, LLC is incorporated by reference to Exhibit (h)(4)(xv) to Post-Effective
                          Amendment No. 28.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(4)(xvi)               Form of Amendment No. 13 to Amended and Restated
                          Expense Limitation Agreement is filed herein.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(1)                    Opinion and Consent of Sullivan & Worcester LLP dated
                          October 23, 2000 is incorporated by reference to
                          Exhibit (i)(1) to the Registration Statement.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(2)                    Opinion and Consent of Sullivan & Worcester LLP dated December 29, 2000 is incorporated by reference to Exhibit (i)(2) to Pre-Effective
                          Amendment No. 1.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(3)                    Opinion and Consent of Sullivan & Worcester LLP dated
                          July 23, 2001 is incorporated by reference to Exhibit
                          (i)(3) to Post-Effective Amendment No. 4.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(4)                    Opinion and Consent of Sullivan & Worcester LLP dated February 14, 2002 is incorporated by reference to Exhibit (i)(4) to Post-Effective
                          Amendment No. 6.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(5)                    Opinion and Consent of Sullivan & Worcester LLP dated February 14, 2003 is incorporated by reference to Exhibit (i)(5) to Post-Effective
                          Amendment No. 9.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(6)                    Opinion and Consent of Sullivan & Worcester LLP dated
                          August 28, 2003 is incorporated by reference to
                          Exhibit (i)(6) to Post-Effective Amendment No. 11.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(7)                    Opinion and Consent of Sullivan & Worcester LLP dated February 13, 2004 is incorporated by reference to Exhibit (i)(7) to Post-Effective
                          Amendment No. 13.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(8)                    Opinion and Consent of Sullivan & Worcester LLP dated
                          August 19, 2004 is incorporated by reference to
                          Exhibit (i)(8) to Post-Effective Amendment No. 15.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(9)                    Opinion and Consent of Sullivan & Worcester LLP dated February 15, 2005 is incorporated by reference to Exhibit (i)(9) to Post-Effective
                          Amendment No. 17.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(10)                   Opinion and Consent of Sullivan & Worcester LLP dated
                          June 24, 2005 is incorporated by reference to Exhibit
                          (i)(10) to Post-Effective Amendment No. 19.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(11)                   Opinion and Consent of Sullivan & Worcester LLP dated
                          August 12, 2005 is incorporated by reference to
                          Exhibit (i)(11) to Post-Effective Amendment No. 20.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(12)                   Opinion and Consent of Sullivan & Worcester LLP dated October 28, 2005 is incorporated by reference to Exhibit (i)(12) to Post-Effective
                          Amendment No. 21.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(13)                   Opinion and Consent of Sullivan & Worcester LLP dated January 31, 2006 is incorporated by reference to Exhibit (i)(13) to Post-Effective
                          Amendment No. 22.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(14)                   Opinion and Consent of Sullivan & Worcester LLP dated
                          August 15, 2006 is incorporated by reference to
                          Exhibit (i)(14) to Post-Effective Amendment No. 24.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(15)                   Opinion and Consent of Sullivan & Worcester LLP dated
                          August 16, 2007 is incorporated by reference to
                          Exhibit (i)(15) to Post-Effective Amendment No. 28.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(i)(16)                   Opinion and Consent of Sullivan & Worcester LLP dated February 13, 2008 is filed herein.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(j)(1)                    Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(j)(2)                    Consent of ___ (to be filed by amendment).



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(k)                       Not Applicable.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(l)                       Not Applicable.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(m)(1)                    Form of Distribution Plan Pursuant to Rule 12b-1 for
                          the Registrant's Class B shares is incorporated by
                          reference to Exhibit (m)(1) to the Registration
                          Statement.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(m)(2)                    Form of Distribution Plan Pursuant to Rule 12b-1 for
                          the Registrant's Class E shares is incorporated by
                          reference to Exhibit (m)(2) to Post-Effective
                          Amendment No. 3 to the Registration Statement filed
                          with the SEC on May 18, 2001.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(m)(3)                    Form of Distribution Plan Pursuant to Rule 12b-1 for
                          the Registrant's Class C shares is incorporated by
                          reference to Exhibit (m)(3) to Post-Effective
                          Amendment No. 6.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(n)                       Form of Plan Pursuant to Rule 18f-3 is incorporated by
                          reference to Exhibit (n) to the Registration
                          Statement.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(o)                       Reserved
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(1)                    Code of Ethics of Met Investors Series Trust, Met
                          Investors Advisory, LLC and MetLife Investors
                          Distribution Company is incorporated by reference to
                          Exhibit (p)(1) to Post-Effective Amendment No. 23.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(2)                    Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(3)                    Code of Ethics of Lord, Abbett & Co. is incorporated
                          by reference to Exhibit (p)(3) to Post-Effective
                          Amendment No. 27.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(4)                    Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(5)                    Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(6)                    Code of Ethics of Janus Capital Management LLC is
                          incorporated by reference to Exhibit (p)(6) to
                          Post-Effective Amendment No. 27.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(7)                    Code of Ethics of OppenheimerFunds, Inc. is
                          incorporated by reference to Exhibit (p)(7) to
                          Post-Effective Amendment No. 27.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(8)                    Code of Ethics of Massachusetts Financial Services
                          Company is incorporated by reference to Exhibit (p)(8)
                          to Post-Effective Amendment No. 27.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(9)                    Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(10)                   Code of Ethics of Pacific Investment Management
                          Company LLC is incorporated by reference to Exhibit
                          (p)(10) to Post-Effective Amendment No. 27.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(11)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(12)                   Code of Ethics of AIM Management Group, Inc. is
                          incorporated by reference to Exhibit (p)(12) to
                          Post-Effective Amendment No. 27.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(13)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(p)(14) Code of Ethics of Third Avenue Management, LLC is incorporated by reference to Exhibit (p)(14) to Post-Effective Amendment No. 27.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(15)                   Code of Ethics of T. Rowe Price Associates, Inc. is
                          incorporated by reference to Exhibit (p)(15) to
                          Post-Effective Amendment No. 23.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(p)(16) Code of Ethics of Harris Associates L.P. is incorporated by reference to Exhibit (p)(16) to Post-Effective Amendment No. 27.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(p)(17)                   Deleted.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(18)                   Code of Ethics of Turner Investment Partners, Inc. is
                          incorporated by reference to Exhibit (p)(18) to
                          Post-Effective Amendment No. 13.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(19)                   Code of Ethics of Goldman Sachs Investment Management,
                          L.P. is incorporated by reference to Exhibit (p)(19)
                          to Post-Effective Amendment No. 14.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(p)(20) Code of Ethics of RCM Capital Management LLC is incorporated by reference to Exhibit (p)(20) to Post-Effective Amendment No. 18 to the Registration
                          Statement filed with the SEC on May 3, 2005
                          ("Post-Effective Amendment No. 18").

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(p)(21)                   Code of Ethics of Morgan Stanley Asset Management,
                          Inc. is incorporated by reference to Exhibit (p)(21) to Post-Effective Amendment No. 27.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(22)                   Code of Ethics of Gallatin Asset Management is
                          incorporated by reference to Exhibit (p)(22) to
                          Post-Effective Amendment No. 23.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(23)                   Code of Ethics of Legg Mason Capital Management, Inc.
                          is incorporated by reference to Exhibit (p)(23) to
                          Post-Effective Amendment No. 20.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(p)(24)                   Code of Ethics of Batterymarch Financial Management,
                          Inc. is incorporated by reference to Exhibit (p)(24) to Post-Effective Amendment No. 27.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(25)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(26)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(27)                   Code of Ethics of Pioneer Investment Management, Inc.
                          is incorporated by reference to Exhibit (p)(27) to
                          Post-Effective Amendment No. 23.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(28)                   Code of Ethics of Dreman Value Management LLC is
                          incorporated by reference to Exhibit (p)(28) to
                          Post-Effective Amendment No. 23.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(p)(29) Code of Ethics of Loomis, Sayles & Company, L.P. is incorporated by reference to Exhibit (p)(29) to Post-Effective Amendment No. 27.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(p)(30) Code of Ethics of Western Asset Management Company is incorporated by reference to Exhibit (p)(30) to Post-Effective Amendment No. 27.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(p)(31) Code of Ethics of Lazard Asset Management LLC is incorporated by reference to Exhibit (p)(31) to Post-Effective Amendment No. 27.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(32)                   Code of Ethics of CAM North America, LLC (ClearBridge
                          Advisors, LLC) is incorporated by reference to Exhibit
                          (p)(32) to Post-Effective Amendment No. 24.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(33)                   Code of Ethics of BlackRock Advisors, LLC. and
                          BlackRock Financial Management, Inc. is incorporated
                          by reference to Exhibit (p)(33) to Post-Effective
                          Amendment No. 24.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(34)                   Code of Ethics of Legg Mason Global Allocation Group,
                          LLC is incorporated by reference to Exhibit (p)(34) to
                          Post-Effective Amendment No. 26.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(35)                   Code of Ethics of Rainier Investment Management, Inc.
                          is incorporated by reference to Exhibit (p)(35) to
                          Post-Effective Amendment No. 28.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(36)                   Code of Ethics of Franklin Templeton Investments is filed herein.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

(p)(37)                   Code of Ethics of ING Clarion Real Estate Securities
                          L.P. (to be filed by amendment).

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(q)                       Powers of Attorney are incorporated by reference to Exhibit (q) to
                          Pre-Effective Amendment No. 1, Post-Effective Amendments No. 2, No. 9
                          and No. 28.
----------------------------------------------------------------------------------------------------

Item 24. Persons Controlled by or Under Common Control with Registrant


         As of the effective date of this Post-Effective Amendment, the separate accounts of Metropolitan Life Insurance Company, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Financial Life Insurance Company, General American Life Insurance Company, MetLife Insurance Company of Connecticut control the Registrant by virtue of their ownership of substantially all of the Registrant's outstanding shares. Each such insurance company, other than Metropolitan Life Insurance Company, is a wholly-owned indirect subsidiary of Metropolitan Life Insurance Company. Each insurance company is a wholly-owned direct or indirect subsidiary of MetLife, Inc.


Item 25. Indemnification

         Reference is made to the following documents:

         Agreement and Declaration of Trust, as filed as Exhibit (a)(1) hereto;

                  By-Laws as filed as Exhibit 2 hereto;


               Form of Participation Agreement between Registrant, Met Investors Advisory, LLC, and a participating insurance company as filed as Exhibit (e)(1) hereto;

               Form of Participation Agreement among Registrant, Met Investors Advisory, LLC, American Funds Insurance Series, Capital Research and Management Company, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company and First MetLife Investors Insurance Company as filed as Exhibit (e)(1)(i) hereto; and

               Form of Participation Agreement among Registrant, American Funds Insurance Series, Capital Research and Management Company and MetLife Investors USA Insurance Company as filed as Exhibit
               (e)(1)(ii) hereto.



         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant, its Trustees and officers, are insured under a policy of insurance maintained by the Registrant within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might me imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 26. Business and Other Connections of the Investment Adviser

         See "Management of the Trust" in the Prospectus and "Officers and Trustees" in the Statement of Additional Information for information regarding Met Investors Advisory LLC (the "Manager"). For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Manager, reference is made to the Manager's current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference (File No. 801-10079).

         With respect to information regarding the Advisers, reference is hereby made to "Management of the Trust" in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Advisers, reference is made to the current Form ADVs of the Advisers filed under the Investment Advisers Act of 1940, incorporated herein by reference and the file numbers of which are as follows:


Lord, Abbett & Co. LLC                                          OppenheimerFunds, Inc.
         File No. 801-6997                                              File No. 801-8253

                                                                Massachusetts Financial Services Company
                                                                        File No. 801-17352

Pacific Investment Management Company LLC                    Harris Associates L.P.
         File No. 801-48187                                          File No. 801-50333

AIM Advisors, Inc.                                              T. Rowe Price Associates, Inc.
         File No. 801-12313                                             File No. 801-856

Third Avenue Management LLC
         File No. 801-27792

Turner Investment Partners, Inc.                             RCM Capital Management LLC
           File No. 801-36220                                           File No. 801-56308

Goldman Sachs Asset Management, L.P.                            Van Kampen Asset Management
           File No. 801-37591                                              File No. 801-1669

Janus Capital Management LLC                                    Gallatin Asset Management, Inc.
             File No. 801-13991                                            File No. 801-64561


Batterymarch Financial Management, Inc.                      Legg Mason Capital Management, Inc.
           File No. 801-48035                                           File No. 801-18115

Loomis, Sayles & Company, L.P.                                   ING Clarion Global Real Estate Securities L.P.
           File No. 801-170                                                File No. 801-49083


Pioneer Investment Management, Inc.                             Dreman Value Management LLC
           File No. 801-8255                                               File No. 801-54255

Western Asset Management Company                             Lazard Asset Management LLC
           File No. 801-8162                                            File No. 801-61701

Legg Mason Global Allocation Group, LLC                      BlackRock Advisors, LLC
           File No. 801-67287                                           File No. 801-47710

ClearBridge Advisors, LLC                                    BlackRock Financial Management, Inc.
           File No. 801-64710                                           File No. 801-48433

Rainier Investment Management, Inc.                          Franklin Mutual Advisers, LLC
           File No. 801-35638                                           File No. 801-53068
                                                             Templeton Global Advisors Limited
                                                                        File No. 801-42343
                                                             Franklin Advisers, Inc.
                                                                        File No. 801-26292

Item 27. Principal Underwriter

     (a) MetLife Investors Distribution Company is the principal underwriter for the following management investment companies (other than the Registrant) and separate accounts: MetLife Investors USA Life Insurance Company Separate Account A, MetLife Investors Variable Annuity Account Five, MetLife Investors Variable Annuity Account One, MetLife Investors Variable Life Account One, MetLife Investors Variable Life Account Five, First MetLife Investors Variable Annuity Account One.

     (b) Officers and Directors of MetLife Investors Distribution Company




           Name and Principal                 Positions and Offices With Principal    Positions and Offices With
            Business Address                           Underwriter                          Registrant
           ------------------                 -----------------------------------      -------------------------


            Paul A. Sylvester                    President, National Sales
                                                  Manager-Annuities & LTC

           Elizabeth M. Forget             Executive Vice President, Investment             President, Trustee
                                               Fund Management & Marketing

             Paul A. LaPiana                Executive Vice President, National
                                                    Sales Manager-Life

           Richard C. Pearson               Executive Vice President, General           Vice President, Secretary
                                                    Counsel, Secretary

            Leslie Sutherland                 Senior Vice President, Channel
                                                   Head-Broker/Dealers

           Douglas P. Rodgers            Senior Vice President, Channel Head-LTC

             Curtis Wohlers                   Senior Vice President, Channel
                                                      Head-Planners

              Myrna Solomon                       Senior Vice President,
                                                    Channel Head-Banks

              Andrew Aiello                Senior Vice President, Distribution
                                              Head-National Accounts Channel

            Edward C. Wilson                  Senior Vice President, Channel
                                                      Head-Wirehouse

            Jeffrey A. Barker             Senior Vice President, Channel Head -
                                                   Independent Accounts

          Anthony J. Williamson                         Treasurer

             Jay S. Kaduson                       Senior Vice President

          Debora L. Buffington            Vice President, Director of Compliance

             Peter Gruppuso                 Vice President and Chief Financial
                                                         Officer

              David DeCarlo                           Vice President

            Charles M. Deuth                Vice President, National Accounts

          James R. Fitzpatrick                        Vice President

               Paul M. Kos                            Vice President

            Deron J. Richens                          Vice President

            Cathy Sturdivant                          Vice President

            Paulina Vakouros                          Vice President

               James Allen                       Assistant Vice President

              Leo R. Brown                       Assistant Vice President

           Gregory M. Harrison                   Assistant Vice President

           Jonnie L. Crawford                      Assistant Secretary

             James W. Koeger                       Assistant Treasurer

           Michael K. Farrell                             Director

           William J. Toppeta                            Director

            Craig W. Markham                     Director, Vice President

         The principal business address of each officer and director is 5 Park Plaza, Suite 1900, Irvine, California 92614.

         (c)      Inapplicable

Item 28. Location of Accounts and Records


         The Registrant maintains the records required by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at 5 Park Plaza, Suite 1900, Irvine, California 92614 as well as at the offices of its manager, investment advisers and administrator: Met Investors Advisory LLC, 5 Park Plaza, Suite 1900, Irvine, California 92614; Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, New Jersey 07302; Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660; RCM Capital Management LLC, Four Embarcadero Center, Suite 2900, San Francisco, California 94111, Morgan Stanley Asset Management, Inc. 1221 Avenue of the Americas, New York, New York 10020; OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10218; AIM Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046; Harris Associates L.P., Two North La Salle Street, Suite 500, Chicago, Illinois 60602; Third Avenue Management LLC, 622 Third Avenue, New York, New York 10017; T. Rowe Price Associates Inc., 100 E. Pratt Street, Baltimore, MD 21202; Turner Investment Partners, Inc., 1205 Westlakes Dr., Suite 100, Berwyn, PA 19312; Goldman Sachs Asset Management, L.P., 32 Old Slip, New York, New York 10005; Gallatin Asset Management, Inc., One North Jefferson Avenue, St. Louis, Missouri 63103; Legg Mason Capital Management, Inc., 100 Light Street, Baltimore, Maryland 21202; Batterymarch Financial Management, Inc., Two Hundred Clarendon Street, Boston, Massachusetts, 02116; Loomis, Sayles & Company, L.P., One Financial Center, Boston, Massachusetts 02111; Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109; BlackRock Financial Management, Inc., 40 East 52nd Street, New York, New York 10022; BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809; Dreman Value Management LLC, 520 East Cooper Avenue, Aspen, Colorado 81611-9725; Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, California 91101; Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300; ClearBridge Advisors, LLC and Legg Mason Global Allocation Group, LLC, 399 Park Avenue, New York, New York 10022, Rainier Investment Management, Inc., 601 Union Street, Seattle, WA 98101; Templeton Global Advisors Limited, Lyford Cay, Nassau Bahamas; Franklin Mutual Advisers, LLC, 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078; Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403; ING Clarion Real Estate Securities L.P., 259 N. Radnor-Chester Road, Radnor, PA 19087 and State Street Bank and Trust Company ("State Street"), 2 Avenue de Lafayette, Boston, Massachusetts 02111. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of State Street, the Registrant's transfer agent, dividend disbursing agent and custodian.


Item 29. Management Services

                  None

Item 30. Undertakings

                  Inapplicable

                                SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, MET INVESTORS SERIES TRUST, has duly caused this Post-Effective Amendment No. 29 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Irvine, State of California on the 12th day of February, 2008.


                                   MET INVESTORS SERIES TRUST
                                            Registrant


                                   By: /s/Elizabeth M. Forget
                                       -----------------------------
                                          Elizabeth M. Forget
                                          President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


Signature                                          Title                                  Date




/s/Elizabeth M. Forget                             President (principal executive      February 12, 2008
----------------------
Elizabeth M. Forget                                officer), Trustee

/s/Jeffrey A. Tupper                               Chief Financial Officer and         February 12, 2008
---------------------
Jeffrey A. Tupper                                  Treasurer

                                                   (principal financial and
                                                   accounting officer)


/s/Stephen M. Alderman*                            Trustee                             February 12, 2008
-----------------------

Stephen M. Alderman


/s/Jack R. Borsting*                               Trustee                             February 12, 2008
--------------------

Jack R. Borsting


/s/Theodore A. Myers*                              Trustee                             February 12, 2008
---------------------

Theodore A. Myers


/s/Dawn M. Vroegop*                                Trustee                             February 12, 2008
-------------------

Dawn M. Vroegop


/s/Daniel A. Doyle*                                Trustee                             February 12, 2008
-------------------

Daniel A. Doyle


* By: /s/Robert N. Hickey
      ------------------------------
         Robert N. Hickey
         Attorney-in-fact

                                        EXHIBIT INDEX
Exhibit                    Item


(d)(1)(xxvii)       Form of Amendment No. 27 to Management Agreement

(d)(1)(xxviii)      Form of Amendment No. 28 to Management Agreement

(d)(1)(xxix)        Form of Amendment No. 29 to Management Agreement

(d)(18)(ii)         Form of Amendment No. 2 to Investment Advisory Agreement with respect to PIMCO
                    Total Return Portfolio

(d)(37)(ii)         Form of Amendment No. 2 to Management Agreement with respect to Met/Franklin
                    Founding Strategy Portfolio, American Funds Balanced Allocation Portfolio, American Funds
                    Growth Allocation Portfolio and American Funds Moderate Allocation Portfolio

(d)(49)(i)          Form of Amendment No. 1 to Investment Advisory Agreement with respect to Pioneer
                    Strategic Income Portfolio

(d)(51)(1)          Form of Amendment No. 1 to Investment Advisory Agreement with respect to Dreman
                    Small-Cap Value Portfolio

(d)(65)             Form of Investment Advisory Agreement with respect to Met/Franklin Mutual Shares
                    Portfolio

(d)(66)             Form of Investment Advisory Agreement with respect to Met/Templeton Growth Portfolio

(d)(67)             Form of Investment Advisory Agreement with respect to Met/Franklin Income Portfolio

(d)(68)             Form of Investment Advisory Agreement with respect to Clarion Global Real Estate
                    Portfolio

(e)(1)(i)           Form of Participation Agreement with respect to American Funds Insurance Series

(e)(1)(ii)          Form of Participation Agreement with respect to American Funds Insurance Series

(e)(2)(xii)         Form of Amendment No. 12 to Second Amended and Restated Distribution Agreement with respect to Class A shares

(e)(3)(xii)         Form of Amendment No. 12 to Second Amended and Restated Distribution Agreement with respect to Class B shares

(e)(4)(xii)         Form of Amendment No. 12 to Amended and Restated Distribution Agreement with respect to Class E shares

(e)(5)(xiii)        Form of Amendment No. 12 to Second Amended and Restated Distribution Agreement with respect to Class C shares

(h)(4)(xvi)         Form of Amendment No. 13 to Amended and Restated Expense Limitation Agreement

(i)(16)             Opinion and Consent of Sullivan & Worcester LLP

(p)(36)             Code of Ethics of Franklin Templeton Investments

